Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds

Semiannual Report

August 31, 2000

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.

Spartan Total Market Index Fund	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan Extended Market Index Fund	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan International Index Fund	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Notes	<Click Here>	Notes to the Financial Statements.

Standard & Poor's 500, S&P, and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The views expressed in this report reflect those of Bankers Trust only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

A slowing U.S. economy triggered an equity market rally during the later stages of summer, boosting most major stock indexes back into positive territory for calendar year 2000. One notable exception, however, was the Dow Jones Industrial Average, which posted a negative return during that timeframe. Fixed-income markets - particularly Treasuries - continued their yearlong trend of strong performance, as nearly every bond sector outperformed the stock market on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Total Market Index Fund
Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2000	Past 6 months	Past 1 year	Life of fund
Spartan Total Market Index	6.12%	19.70%	64.24%
Wilshire 5000 Total Market	6.32%	20.00%	62.33%
Growth & Income Funds Average	12.83%	13.70%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Wilshire 5000 Total Market Index (Wilshire 5000) - a market capitalization-weighted index of approximately 7,000 U.S. equity securities. The index contains all actively traded common stocks with readily available price data traded on the New York Stock Exchange, American Stock Exchange, and NASDAQ. To measure how the fund's performance stacked up against its peers, you can compare it to the growth & income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,025 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on the bottom of this page.(dagger)

Average Annual Total Returns

Periods ended August 31, 2000	Past 1 year	Life of fund
Spartan Total Market Index	19.70%	19.22%
Wilshire 5000 Total Market	20.00%	18.73%
Growth & Income Funds Average	13.70%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

(dagger) The Lipper multi-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of August 31, 2000, the six month and one year cumulative total returns for the multi-cap core funds average were 9.71% and 23.95%, respectively. The one year average annual return was 23.95%. The six month and one year cumulative total returns for the Lipper multi-cap supergroup was 8.95% and 30.43%, respectively. The one year average annual return was 30.43%.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Spartan Total Market Index Fund on November 5, 1997, when the fund started. As the chart shows, by August 31, 2000, the value of the investment would have been $16,424 - a 64.24% increase on the initial investment. For comparison, look at how the Wilshire 5000 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $16,233 - a 62.33% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Spartan Total Market Index Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Dean Barr, who oversees the Spartan Total Market Index Fund's investment management personnel as Managing Director for Bankers Trust, sub-adviser of the fund

Q. How did the fund perform, Dean?

A. For the six months that ended August 31, 2000, the fund returned 6.12%, while the Wilshire 5000 Total Market Index returned 6.32%. In comparison, the growth & income funds average tracked by Lipper Inc. returned 12.83%. For the 12 months that ended August 31, 2000, the fund returned 19.70%, while the Wilshire 5000 index and Lipper average returned 20.00% and 13.70%, respectively.

Q. How would you describe the market environment during the six-month period?

A. It was one marked by historically high levels of volatility and rapid sector rotations. Concerns about seemingly overstretched valuations and further tightening by the Federal Reserve Board sent jittery investors fleeing smaller-sized tech stocks in droves for the perceived predictability of large, well-established companies elsewhere in the market. This group of big-cap stocks rose sharply in response, helping to offset the losses incurred by smaller-cap stocks. Midway through the period, investors - sensing a slowing economy and an end to the Fed's yearlong tightening cycle - eased their way back into tech stocks, this time focusing on seasoned growth companies with demonstrated revenues and earnings. However, earnings worries related to a decelerating economy tempered optimism surrounding rates and spawned confusion and persistent volatility during the summer months, with few industries enjoying market leadership for long. With the Fed choosing not to raise rates in August, stocks staged a "relief rally," with tech shares reclaiming the lead for the first time since early March.

Q. Which segments of the market scored the highest gains during the period?

A. The finance sector laid claim to some of the period's best performers, many of which emerged from the brokerage and investment management spaces. Strong capital markets activity, combined with industry consolidation, painted a healthy backdrop for key players such as Citigroup and Morgan Stanley Dean Witter. Not to be left out, insurance stocks also performed well, posting gains on signs of margin improvement. American International Group was the standout here. Not too far behind were pharmaceuticals, the lifeblood of the health sector. Drug stocks such as Pfizer - which traditionally outperform in a slowing economy - rallied behind exciting new product pipelines and industry consolidation. Rising oil and gas prices resulting from supply shortages sparked the energy sector, led by top contributors Anadarko Petroleum and Exxon Mobil. Offsetting these gains were lagging retailers, such as Home Depot, and traditional telecommunications providers, such as AT&T.

Q. What determined the fate of tech stocks during the period?

A. Following the spring swoon, blue-chip tech names - such as Intel and Oracle - received the bulk of the support from valuation-conscious investors seeking quality of earnings and industry leadership. With corporate America spending hand over fist for new technology, firms engaged in the build-out of Internet infrastructure gained widespread appeal with investors. Attempting to satisfy the growing need for communications bandwidth, networking and telecommunications equipment providers Juniper and Corning enjoyed strong advances. Overall, it was a mixed bag for semiconductor companies, with many stocks struggling to shake off their Y2K hangovers. Communications chip manufacturers benefited as a play on Internet infrastructure, led by the impressive run-up in stocks including Altera and Advanced Micro Devices. Similarly, database and e-commerce software providers Oracle and Siebel Systems also were big winners, as were leaders in the data storage space, such as EMC and Network Appliance. Additionally, computer hardware heavyweights Sun Microsystems and IBM performed well, recovering nicely in August. Conversely, those stocks that fought a losing battle throughout the period included Microsoft, Qualcomm, Lucent, Motorola and CMGI.

Q. What's your outlook?

A. It appears as if the economy is poised for a soft landing, though it's still too early to know for sure. Inaction on the rate front of late by the Fed tells me that growth is slowing enough right now to keep rates steady for at least the time being. Technology-enabled productivity gains, coupled with slower economic growth, should help neutralize spiking energy prices and keep inflation under wraps. Combine that with the presidential election, and I think we may see a Fed that's on hold for the remainder of 2000. Robust tech spending should further dampen inflationary pressures and keep corporate profits rising. If so, I expect growth stocks to prosper and continue to outperform in the coming months.

The views expressed in this report reflect those of Bankers Trust only through the end of the period of the report as stated on the cover. Any such views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks to provide investment results that correspond to the total return of a broad range of United States stocks

Fund number: 397

Trading symbol: FSTMX

Start date: November 5, 1997

Size: as of August 31, 2000, more than $1.1 billion

Sub-adviser: Bankers Trust, since inception

3

Semiannual Report

Spartan Total Market Index Fund

Investment Changes

Top Ten Stocks as of August 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	3.5	2.7
Intel Corp.	3.0	2.4
Cisco Systems, Inc.	2.8	2.7
Microsoft Corp.	2.2	2.9
Exxon Mobil Corp.	1.7	1.7
Pfizer, Inc.	1.6	0.8
Citigroup, Inc.	1.6	1.1
Oracle Corp.	1.5	1.3
International Business Machines Corp.	1.4	1.2
EMC Corp.	1.3	0.8
	20.6	17.6
Top Ten Market Sectors as of August 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Technology	34.2	35.8
Finance	14.3	11.5
Health	10.2	9.4
Utilities	8.9	10.5
Industrial Machinery & Equipment	5.0	4.2
Media & Leisure	4.8	5.5
Energy	4.4	4.1
Retail & Wholesale	4.3	4.9
Nondurables	4.0	4.1
Basic Industries	2.6	2.8

Semiannual Report

Spartan Total Market Index Fund

Investments August 31, 2000

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 1.1%
Aerospace & Defense - 0.9%
AAR Corp.	850	$ 9,563
Advanced Aerodynamics & Structures, Inc. Class A (a)	600	1,500
Alliant Techsystems, Inc. (a)	2,108	162,448
Aviall, Inc. (a)	2,800	16,800
BE Aerospace, Inc. (a)	6,100	98,744
BFGoodrich Co.	6,862	280,055
Blount International, Inc. (a)	800	6,700
Boeing Co.	63,500	3,405,188
Datron Systems, Inc. (a)	3,400	49,088
Harsco Corp.	2,400	66,750
Honeywell International, Inc.	52,675	2,031,280
ITT Industries, Inc.	5,800	195,025
Kellstrom Industries, Inc. (a)	800	4,100
Lockheed Martin Corp.	27,077	768,310
Northrop Grumman Corp.	4,900	381,281
Orbital Sciences Corp. (a)	1,700	15,194
Precision Castparts Corp.	2,200	167,200
Rockwell International Corp.	13,200	533,775
Standex International Corp.	100	1,856
Sturm Ruger & Co., Inc.	300	2,494
Textron, Inc.	11,600	650,325
United Technologies Corp.	32,671	2,039,896
Woodward Governor Co.	1,600	63,400
		10,950,972
Defense Electronics - 0.1%
Alpha Industries, Inc. (a)	5,000	252,188
Anaren Microwave, Inc. (a)	1,450	171,191
Ashton Technology Group, Inc. (a)	4,800	17,250
Comarco, Inc. (a)	300	9,450
Giga-Tronics, Inc. (a)	2,400	19,800
Herley Industries, Inc. (a)	3,600	66,375
Raytheon Co. Class B	22,900	636,906
REMEC, Inc. (a)	4,200	119,700
		1,292,860
Ship Building & Repair - 0.1%
Dril-Quip, Inc. (a)	1,000	45,438
General Dynamics Corp.	12,900	811,894
Newport News Shipbuilding, Inc.	3,100	131,750
		989,082
TOTAL AEROSPACE & DEFENSE		13,232,914
BASIC INDUSTRIES - 2.6%
Chemicals & Plastics - 1.5%
A. Schulman, Inc.	2,300	27,744
Aceto Corp.	600	5,925
AEP Industries, Inc. (a)	600	17,738
Air Products & Chemicals, Inc.	16,100	584,631
Airgas, Inc. (a)	5,200	34,450

	Shares	Value (Note 1)
Albemarle Corp.	3,240	$ 80,393
American Pacific Corp. (a)	800	4,300
American Vanguard Corp.	400	2,975
Arch Chemicals, Inc.	1,600	29,100
Armstrong Holdings, Inc.	6,900	109,969
Ashland, Inc.	7,800	274,950
Associated Materials, Inc.	600	9,600
Atlantis Plastics, Inc. Class A (a)	600	3,300
ATMI, Inc. (a)	3,100	83,070
Avery Dennison Corp.	7,900	427,094
Balchem Corp.	500	5,594
Bush Boake Allen, Inc. (a)	1,400	61,425
Cabot Corp.	4,700	173,900
Cabot Microelectronics Corp.	700	40,863
Carbide/Graphite Group, Inc. (a)	5,100	22,950
CFC International, Inc. (a)	600	4,200
Channell Commercial Corp. (a)	800	10,700
ChemFirst, Inc.	1,200	27,675
ChinaB2BSourcing.com, Inc. (a)	500	2,938
Crompton Corp.	8,171	73,539
Cytec Industries, Inc. (a)	2,900	96,788
Diversa Corp.	400	11,400
Dow Chemical Co.	47,300	1,238,669
E.I. du Pont de Nemours and Co.	73,185	3,284,177
Eastman Chemical Co.	5,400	232,875
Engelhard Corp.	9,000	168,750
Environmental Technologies Corp. (a)	700	10,413
Ethyl Corp.	400	825
First Years, Inc.	800	8,800
Flamemaster Corp.	400	2,550
FMC Corp. (a)	3,600	244,125
Foamex International, Inc. (a)	2,000	11,625
Geon Co.	1,900	33,131
Georgia Gulf Corp.	2,300	29,900
Great Lakes Chemical Corp.	3,900	131,625
H.B. Fuller Co.	3,200	109,800
Hawkins Chemicals, Inc.	1,000	7,750
Hercules, Inc.	7,600	100,700
IMC Global, Inc.	8,100	118,969
International Specialty Products, Inc. (a)	5,100	29,325
Ivex Packaging Corp. (a)	1,600	17,600
Lamson & Sessions Co. (a)	2,300	45,425
LESCO, Inc.	3,100	54,444
Lubrizol Corp.	3,800	82,413
Lyondell Chemical Co.	8,300	108,419
M.A. Hanna Co.	3,700	30,756
MacDermid, Inc.	2,200	55,000
Medical Manager Corp. (a)	2,937	128,494
Millennium Chemicals, Inc.	4,800	79,200
Minerals Technologies, Inc.	1,500	77,813
Myers Industries, Inc.	1,650	23,100
Newell Rubbermaid, Inc.	18,501	479,870
NL Industries, Inc.	3,600	83,925
North American Scientific, Inc. (a)	3,400	82,025
Common Stocks - continued
	Shares	Value (Note 1)
BASIC INDUSTRIES - continued
Chemicals & Plastics - continued
NuCo2, Inc. (a)	700	$ 5,163
Oil-Dri Corp. of America	600	5,663
Olin Corp.	3,300	54,450
OM Group, Inc.	1,700	80,538
Pharmacia Corp.	88,100	5,159,356
PPG Industries, Inc.	12,400	502,200
Praxair, Inc.	11,000	486,750
PW Eagle, Inc. (a)	700	11,988
Quaker Chemical Corp.	700	11,288
Rohm & Haas Co.	15,296	442,628
Scotts Co. Class A (a)	2,000	62,000
Sealed Air Corp. (a)	5,860	300,691
Solutia, Inc.	11,600	174,725
Southwall Technologies, Inc. (a)	800	4,900
Spartech Corp.	2,000	49,500
Stepan Co.	700	14,613
Summa Industries, Inc. (a)	500	6,094
Sybron Chemical Industry Corp. (a)	500	17,219
Synalloy Corp.	700	4,638
Terra Industries, Inc. (a)	400	625
Tredegar Industries, Inc.	2,700	52,650
Triple S Plastics, Inc. (a)	300	9,600
Tuscarora Plastics, Inc.	800	11,400
Union Carbide Corp.	9,500	380,594
Uniroyal Technology Corp. (a)	1,900	32,063
USEC, Inc.	15,300	66,938
Valhi, Inc.	8,200	105,063
Valspar Corp.	3,000	88,500
W.R. Grace & Co. (a)	4,900	38,894
Wellman, Inc.	1,300	15,681
		17,536,116
Iron & Steel - 0.1%
AK Steel Holding Corp.	8,263	89,860
Allegheny Technologies, Inc.	9,614	209,105
APW Ltd. (a)	3,000	132,000
Barnes Group, Inc.	700	13,606
Bethlehem Steel Corp. (a)	24,204	84,714
Birmingham Steel Corp.	1,100	3,094
Carpenter Technology Corp.	1,200	39,000
Cleveland-Cliffs, Inc.	3,000	75,375
Commercial Metals Co.	600	16,763
Crane Co.	2,200	55,275
Gibraltar Steel Corp.	100	1,750
LTV Corp.	1,500	2,719
Material Sciences Corp. (a)	1,300	13,650
Mueller Industries, Inc.	2,000	63,125
National Steel Corp. Class B	1,800	7,313
NS Group, Inc. (a)	800	14,100
Nucor Corp.	5,900	216,825
Oregon Steel Mills, Inc.	700	1,794
SPS Technologies, Inc. (a)	600	28,238

	Shares	Value (Note 1)
Steel Dynamics, Inc. (a)	2,300	$ 27,888
Titan International, Inc.	600	3,038
USX - U.S. Steel Group	9,600	166,800
Watts Industries, Inc. Class A	900	10,125
WHX Corp. (a)	500	1,906
Worthington Industries, Inc.	11,900	124,206
		1,402,269
Metals & Mining - 0.3%
Alcoa, Inc.	60,532	2,012,689
Amcol International Corp.	400	1,325
Belden, Inc.	2,700	70,538
Brush Engineered Materials, Inc.	100	2,338
Century Aluminum Co.	500	6,531
Commonwealth Industries, Inc.	500	2,531
CommScope, Inc. (a)	4,300	107,231
Encore Wire Corp. (a)	4,700	36,131
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	14,700	144,244
General Cable Corp.	1,100	9,213
Hecla Mining Co. (a)	18,600	16,275
Kaiser Aluminum Corp. (a)	1,400	7,963
Martin Marietta Materials, Inc.	5,400	216,000
Matthews International Corp. Class A	400	11,600
Optical Cable Corp. (a)	3,500	137,813
Phelps Dodge Corp.	5,172	230,154
Quanex Corp.	400	7,475
Reliance Steel & Aluminum Co.	1,400	28,875
RTI International Metals, Inc. (a)	600	8,438
Ryerson Tull, Inc.	711	6,710
Super Vision International, Inc. Class A (a)	3,300	23,100
Superior Telecom, Inc.	515	4,345
Titanium Metals Corp.	4,200	36,750
Tremont Corp.	200	6,450
U.S. Aggregates, Inc.	400	6,900
Wolverine Tube, Inc. (a)	200	3,325
		3,144,944
Packaging & Containers - 0.1%
Alltrista Corp. (a)	500	10,906
Ball Corp.	2,200	76,175
Bemis Co., Inc.	3,200	107,200
Crown Cork & Seal Co., Inc.	12,100	156,544
Greif Brothers Corp. Class A	900	25,988
Liqui-Box Corp.	400	17,100
Longview Fibre Co.	2,200	25,025
Owens-Illinois, Inc. (a)	9,900	129,319
Packaging Corp. of America	9,300	108,694
Sonoco Products Co.	6,150	118,772
Tupperware Corp.	3,800	76,713
U.S. Can Corp. (a)	300	5,738
		858,174
Paper & Forest Products - 0.6%
Albany International Corp. Class A	1,000	13,938
Common Stocks - continued
	Shares	Value (Note 1)
BASIC INDUSTRIES - continued
Paper & Forest Products - continued
American Biltrite, Inc.	400	$ 5,150
American Pad & Paper Co. (a)	100	5
Boise Cascade Corp.	5,600	167,300
Bowater, Inc.	5,800	297,975
Buckeye Technologies, Inc. (a)	1,700	42,394
Caraustar Industries, Inc.	900	13,894
Chesapeake Corp.	500	11,938
Consolidated Papers, Inc.	6,000	235,875
Fort James Corp.	13,900	439,588
Georgia-Pacific Corp.	11,200	299,600
Georgia-Pacific Corp. - Timber Group	5,300	155,356
International Paper Co.	33,272	1,060,545
Kimberly-Clark Corp.	38,738	2,266,173
Louisiana-Pacific Corp.	10,800	114,075
Mail-Well, Inc. (a)	1,500	10,875
MCSi, Inc. (a)	1,900	65,313
Mead Corp.	6,500	174,281
P.H. Glatfelter Co.	1,300	13,650
Pactiv Corp. (a)	15,900	174,900
Pope & Talbot, Inc.	200	3,975
Potlatch Corp.	1,500	50,438
Rayonier, Inc.	1,500	62,344
Rock-Tenn Co. Class A	100	1,031
Smurfit-Stone Container Corp. (a)	22,998	301,849
Temple-Inland, Inc.	4,600	195,213
The St. Joe Co.	4,100	120,181
Trex Co., Inc. (a)	1,400	43,400
Wausau-Mosinee Paper Corp.	1,800	15,975
Westvaco Corp.	6,400	175,200
Weyerhaeuser Co.	16,100	745,631
Willamette Industries, Inc.	7,200	219,600
Workflow Management, Inc. (a)	2,300	13,513
		7,511,175
TOTAL BASIC INDUSTRIES		30,452,678
CONSTRUCTION & REAL ESTATE - 1.4%
Building Materials - 0.3%
American Standard Companies, Inc. (a)	4,700	217,669
American Woodmark Corp.	100	2,319
Ameron International Corp.	300	10,125
Barnett, Inc. (a)	700	8,706
Carlisle Companies, Inc.	2,200	100,788
Centex Construction Products, Inc.	800	20,650
CoorsTek, Inc. (a)	300	14,063
Dal-Tile International, Inc. (a)	2,800	31,500
Elcor Corp.	900	14,794
Fastenal Co.	3,400	217,175
Ferro Corp.	2,550	52,594
Florida Rock Industries, Inc.	1,000	38,438
Flowserve Corp.	1,900	35,150

	Shares	Value (Note 1)
Fortune Brands, Inc.	10,900	$ 277,950
Hexcel Corp. (a)	1,700	23,481
Huttig Building Products, Inc. (a)	1,077	4,914
Industrial Holdings, Inc. (a)	100	238
Johns Manville Corp.	9,600	120,000
Lafarge Corp.	4,400	107,250
Lennox International, Inc.	3,207	44,297
Lilly Industries, Inc. Class A	1,700	52,063
Manitowoc Co., Inc.	1,250	28,672
Masco Corp.	35,200	686,400
Mobile Mini, Inc. (a)	2,300	42,981
Nanophase Technologies Corp. (a)	4,100	57,400
Nortek, Inc. (a)	200	4,088
Omnova Solutions, Inc.	3,100	18,600
Owens Corning	2,200	11,413
Patrick Industries, Inc.	600	4,031
Penn Engineering & Manufacturing Corp. (non-vtg.)	300	9,994
Pitt-Des Moines, Inc.	100	3,206
Plymouth Rubber, Inc. (a)	500	2,625
Puerto Rican Cement Co., Inc.	100	3,025
Quixote Corp.	700	11,200
Robbins & Myers, Inc.	200	4,775
ROHN Industries, Inc. (a)	2,300	9,488
RPM, Inc.	7,525	71,958
Shaw Group (a)	2,700	150,356
Sherwin-Williams Co.	15,800	363,400
Southdown, Inc.	2,376	149,094
Swiss Army Brands, Inc. (a)	700	3,128
Tecumseh Products Co. Class A	1,800	71,550
Texas Industries, Inc.	1,100	37,538
U. S. Concrete, Inc. (a)	100	713
United Dominion Industries Ltd.	100	1,614
USG Corp.	6,300	202,781
Vulcan Materials Co.	7,100	314,619
Watsco, Inc.	1,050	13,388
York International Corp.	2,700	67,163
		3,739,364
Construction - 0.1%
American Homestar Corp. (a)	800	1,050
Avatar Holdings, Inc. (a)	300	5,775
Beazer Homes USA, Inc. (a)	400	9,900
Butler Manufacturing Co.	200	4,438
California Coastal Communities, Inc.	6,400	35,200
Centex Corp.	7,100	205,013
Clayton Homes, Inc.	8,575	83,606
Crossman Communities, Inc. (a)	100	1,831
D.R. Horton, Inc.	4,525	88,803
Del Webb Corp. (a)	700	15,663
Dominion Homes, Inc. (a)	300	2,063
Emcor Group, Inc. (a)	2,800	67,769
Engle Homes, Inc.	300	4,613
Fleetwood Enterprises, Inc.	3,300	45,169
Common Stocks - continued
	Shares	Value (Note 1)
CONSTRUCTION & REAL ESTATE - continued
Construction - continued
Granite Construction, Inc.	1,500	$ 34,125
Jacobs Engineering Group, Inc. (a)	1,600	60,800
Kaufman & Broad Home Corp.	5,300	131,506
Lennar Corp.	3,000	82,875
M. D. C. Holdings, Inc.	1,000	25,063
M/I Schottenstein Homes, Inc.	100	1,969
NCI Building Systems, Inc. (a)	800	14,100
NVR, Inc. (a)	1,400	102,900
Oakwood Homes Corp.	1,400	2,275
Palm Harbor Homes, Inc. (a)	1,000	14,625
Pulte Corp.	3,500	115,281
Ryland Group, Inc.	500	12,281
Skyline Corp.	100	2,213
Standard Pacific Corp.	1,400	23,013
Toll Brothers, Inc. (a)	3,100	101,138
Walter Industries, Inc.	2,500	20,625
		1,315,682
Engineering - 0.1%
Able Telcom Holding Corp. (a)	4,700	14,688
Apogee Enterprises, Inc.	800	3,550
DSP Group, Inc. (a)	1,600	74,000
DualStar Technologies Corp. (a)	5,500	17,703
Dycom Industries, Inc. (a)	2,750	145,750
Encompass Services Corp. (a)	1,166	6,413
Fluor Corp.	7,400	221,538
Foster Wheeler Corp.	6,200	43,788
Harris Interactive, Inc.	4,600	18,975
Horizon Offshore, Inc. (a)	700	13,038
Jupiter Communications, Inc.	3,600	85,725
MasTec, Inc. (a)	4,650	167,400
Morrison Knudsen Corp. (a)	2,700	32,400
NetRatings, Inc.	2,200	38,088
Quanta Services, Inc. (a)	4,100	191,675
Tetra Tech, Inc. (a)	5,625	152,578
ViaSource Communications, Inc.	3,100	29,450
		1,256,759
Real Estate - 0.1%
Bluegreen Corp. (a)	900	3,263
Catellus Development Corp. (a)	6,900	123,338
CB Richard Ellis Services, Inc. (a)	800	8,400
Consolidated-Tomoka Land Co.	3,900	47,531
Fairfield Communities, Inc. (a)	3,200	25,600
Forest City Enterprises, Inc. Class A	1,800	63,000
Getty Realty Corp.	100	1,175
Insignia Financial Group, Inc. (a)	733	6,918
Iron Mountain, Inc. (a)	2,860	97,598
Jones Lang LaSalle, Inc. (a)	2,600	37,863
LNR Property Corp.	1,200	25,500
Merry Land Properties, Inc. (a)	50	275
Newhall Land & Farming Co.	1,600	39,400

	Shares	Value (Note 1)
Plains All American Pipeline LP	1,300	$ 24,538
Stewart Enterprises, Inc. Class A	11,300	36,019
Trammell Crow Co. (a)	2,900	40,238
Trendwest Resorts, Inc. (a)	700	13,388
Vornado Operating Co. (a)	60	405
W.P. Carey & Co. LLC	1,200	20,775
		615,224
Real Estate Investment Trusts - 0.8%
Alexander's, Inc. (a)	100	8,075
Alexandria Real Estate Equities, Inc.	500	17,500
AMB Property Corp.	5,100	123,356
American Industrial Properties	100	1,356
American Real Estate Partners LP (a)	2,300	20,269
AMLI Residential Properties Trust (SBI)	500	12,375
Apartment Investment & Management Co. Class A	4,331	194,354
Archstone Communities Trust	9,000	221,625
Arden Realty Group, Inc.	3,800	96,900
Avalonbay Communities, Inc.	6,000	268,125
Bedford Property Investors, Inc.	400	7,775
Boston Properties, Inc.	5,900	238,581
Boykin Lodging Co.	500	4,969
Bradley Real Estate, Inc. (SBI)	700	15,313
Brandywine Realty Trust	1,700	34,850
BRE Properties, Inc. Class A	2,600	75,888
Cabot Industrial Trust	2,000	39,250
Camden Property Trust (SBI)	2,075	62,120
Capital Automotive	300	4,163
CarrAmerica Realty Corp.	4,100	119,156
CBL & Associates Properties, Inc.	1,000	23,875
CenterPoint Properties Trust	1,000	43,813
Charles E. Smith Residential Realty, Inc.	1,100	45,238
Chateau Communities, Inc.	1,300	33,800
Chelsea GCA Realty, Inc.	600	20,138
Colonial Properties Trust (SBI)	900	24,075
Commercial Net Lease Realty, Inc.	400	4,175
Cornerstone Realty Income Trust, Inc.	900	9,450
Cousins Properties, Inc.	1,900	78,138
Crescent Real Estate Equities Co.	10,400	230,100
Developers Diversified Realty Corp.	3,200	46,400
Duke-Weeks Realty Corp.	10,300	244,625
Eastgroup Properties, Inc.	300	6,563
Equity Inns, Inc.	1,400	8,925
Equity Office Properties Trust	27,050	781,069
Equity Residential Properties Trust (SBI)	14,230	683,040
Essex Property Trust, Inc.	800	39,350
Federal Realty Investment Trust (SBI)	1,900	38,000
FelCor Lodging Trust, Inc.	7,368	163,938
First Industrial Realty Trust, Inc.	10,000	296,875
First Union Real Estate Equity & Mortgage Investments	1,440	3,870
Franchise Finance Corp. of America	3,200	72,000
Gables Residential Trust (SBI)	1,100	30,525
General Growth Properties, Inc.	3,800	122,075
Common Stocks - continued
	Shares	Value (Note 1)
CONSTRUCTION & REAL ESTATE - continued
Real Estate Investment Trusts - continued
Glenborough Realty Trust, Inc.	8,900	$ 165,763
Glimcher Realty Trust (SBI)	700	10,763
Great Lakes REIT, Inc.	100	1,919
Health Care Property Investors, Inc.	2,946	77,517
Health Care REIT, Inc.	200	3,613
Healthcare Realty Trust, Inc.	1,900	37,525
Highwoods Properties, Inc.	3,800	91,438
Home Properties of New York, Inc.	800	23,750
Hospitality Properties Trust (SBI)	3,200	74,400
Host Marriott Corp.	21,400	228,713
HRPT Properties Trust	21,600	147,150
Innkeepers USA Trust	700	7,263
IRT Property Co.	300	2,644
iStar Financial, Inc.	3,432	71,858
JDN Realty Corp.	650	6,703
JP Realty, Inc.	100	1,775
Kilroy Realty Corp.	1,200	29,850
Kimco Realty Corp.	3,800	154,375
Koger Equity, Inc.	800	13,700
Liberty Property Trust (SBI)	4,900	128,013
Macerich Co.	1,600	33,500
Mack-Cali Realty Corp.	4,000	104,750
Manufactured Home Communities, Inc.	800	18,900
Meditrust Corp. unit	18,096	41,847
MeriStar Hospitality Corp.	2,400	53,100
Mid-America Apartment Communities, Inc.	500	12,094
Mills Corp.	800	14,500
National Golf Properties, Inc.	100	2,050
Nationwide Health Properties, Inc.	2,100	30,319
New Plan Excel Realty Trust	7,400	102,213
Pacific Gulf Properties, Inc.	800	22,350
Pan Pacific Retail Properties, Inc.	600	11,438
Parkway Properties, Inc.	100	3,175
Pinnacle Holdings, Inc. (a)	5,200	209,300
Post Properties, Inc.	2,400	101,550
Prentiss Properties Trust (SBI)	1,800	43,763
Prison Realty Corp.	6,750	16,031
ProLogis Trust	18,400	420,900
PS Business Parks, Inc.	900	23,850
Public Storage, Inc.	8,100	197,438
Realty Income Corp.	1,100	25,025
Reckson Associates Realty Corp.	2,200	53,488
Redwood Trust, Inc.	300	4,744
Regency Realty Corp.	3,200	72,400
RFS Hotel Investors, Inc.	400	5,000
Senior Housing Properties Trust (REIT)	820	7,483
Shurgard Storage Centers, Inc. Class A	1,300	30,956
Simon Property Group, Inc.	11,500	262,344
SL Green Realty Corp.	1,100	29,494
Spieker Properties, Inc.	10,100	551,713

	Shares	Value (Note 1)
Storage USA, Inc.	1,400	$ 42,175
Summit Properties, Inc.	1,100	25,575
Sun Communities, Inc.	700	21,656
Taubman Centers, Inc.	2,100	22,969
The Rouse Co.	4,400	106,150
Thornburg Mortgage, Inc.	400	3,275
Town & Country Trust	100	1,769
United Dominion Realty Trust, Inc.	5,600	60,550
Urban Shopping Centers, Inc.	700	24,456
Ventas, Inc. (a)	1,400	6,913
Vornado Realty Trust	9,400	347,800
Washington (SBI)	1,600	30,700
Weingarten Realty Investors (SBI)	1,400	56,700
Westfield America, Inc.	3,900	58,256
Wyndham International, Inc. Class A (a)	5,312	11,288
		9,220,736
TOTAL CONSTRUCTION & REAL ESTATE		16,147,765
DURABLES - 2.0%
Autos, Tires, & Accessories - 1.0%
Aftermarket Technology Corp. (a)	700	4,288
American Axle & Manufacturing Holdings, Inc. (a)	2,100	30,188
ArvinMeritor, Inc.	4,600	75,900
AutoNation, Inc.	32,000	208,000
AutoZone, Inc. (a)	9,100	204,750
Aviation Sales Co. (a)	2,900	14,500
Bandag, Inc.	1,300	42,331
Borg-Warner Automotive, Inc.	1,600	55,000
Boyds Wheels, Inc. (a)	4,800	336
Breed Technologies, Inc. (a)	1,000	200
Casey's General Stores, Inc.	9,800	111,475
CLARCOR, Inc.	1,100	22,688
Cooper Tire & Rubber Co.	3,700	44,631
Copart, Inc. (a)	2,500	42,344
CSK Auto Corp. (a)	1,300	7,069
Cummins Engine Co., Inc.	2,900	102,950
Dana Corp.	9,956	245,789
Danaher Corp.	8,971	504,058
Delphi Automotive Systems Corp.	38,223	628,291
Discount Auto Parts, Inc. (a)	500	4,438
Dura Automotive Systems, Inc. Class A (a)	1,683	18,092
Eaton Corp.	5,300	351,788
Federal Signal Corp.	1,400	30,188
Federal-Mogul Corp.	5,100	52,594
Fidelity Holdings, Inc. (a)	4,350	5,845
Ford Motor Co.	128,397	3,105,602
General Motors Corp.	37,946	2,739,227
GenTek, Inc.	1,600	24,400
Gentex Corp. (a)	6,000	155,250
Genuine Parts Co.	11,800	242,638
Getty Petroleum Marketing, Inc. (a)	100	388
Common Stocks - continued
	Shares	Value (Note 1)
DURABLES - continued
Autos, Tires, & Accessories - continued
Goodyear Tire & Rubber Co.	11,000	$ 257,125
Group 1 Automotive, Inc. (a)	200	2,200
Hayes Lemmerz International, Inc. (a)	1,000	12,875
IMPCO Technologies, Inc. (a)	2,100	50,531
Intermet Corp.	400	3,100
Johnson Controls, Inc.	5,900	315,281
Lear Corp. (a)	3,900	84,094
Mascotech, Inc.	1,700	28,156
McLaren Automotive Group, Inc. (a)	500	938
Midas, Inc.	1,400	23,800
Miller Industries, Inc. (a)	1,800	2,588
Modine Manufacturing Co.	1,400	39,375
Monaco Coach Corp. (a)	200	3,500
Monro Muffler Brake, Inc. (a)	1,100	11,138
NACCO Industries, Inc. Class A	300	14,063
Navistar International Corp. (a)	3,900	146,250
O'Reilly Automotive, Inc. (a)	5,000	76,250
Oshkosh Truck Co.	2,100	74,550
PACCAR, Inc.	6,800	288,575
Pep Boys-Manny, Moe & Jack	2,800	16,450
Sonic Automotive, Inc. Class A (a)	3,200	33,800
SPX Corp. (a)	2,772	454,608
Strattec Security Corp. (a)	1,800	62,325
Superior Industries International, Inc.	1,300	42,169
The Pantry, Inc. (a)	900	11,700
Tower Automotive, Inc. (a)	3,400	38,675
TRW, Inc.	8,400	383,775
Ugly Duckling Corp. (a)	100	694
United Auto Group, Inc. (a)	800	6,750
Visteon Corp.	9,056	142,066
Wabash National Corp.	700	7,788
		11,710,427
Consumer Durables - 0.3%
Ballantyne of Omaha, Inc. (a)	100	119
Blyth, Inc.	2,900	67,969
Boyds Collection, Ltd. (a)	3,600	31,950
Department 56, Inc. (a)	2,200	29,838
Dupont Photomasks, Inc. (a)	2,100	159,338
Libbey, Inc.	900	29,531
Lifetime Hoan Corp.	300	1,950
Mikasa, Inc.	2,300	22,281
Minnesota Mining & Manufacturing Co.	27,700	2,576,100
Oneida Ltd.	400	5,500
SAF T LOK, Inc. (a)	18,900	19,491
Simpson Manufacturing Co. Ltd. (a)	600	28,200
Snap-On, Inc.	5,400	166,388
Sola International, Inc. (a)	700	4,900
		3,143,555
Consumer Electronics - 0.4%
American Technology Corp. (a)	900	4,500

	Shares	Value (Note 1)
Applica, Inc. (a)	2,700	$ 28,013
Audible, Inc.	4,000	7,000
Black & Decker Corp.	6,200	248,388
Boston Acoustics, Inc.	100	1,238
Digital Video Systems, Inc. (a)	1,800	13,388
Fossil, Inc. (a)	1,400	24,413
Gemstar-TV Guide International, Inc. (a)	28,700	2,590,175
General Motors Corp. Class H	47,526	1,574,299
Harman International Industries, Inc.	1,000	76,750
Maytag Corp.	5,800	221,125
Movado Group, Inc.	400	5,600
National Presto Industries, Inc.	900	27,394
Odetics, Inc. Class B	400	5,650
Recoton Corp. (a)	2,000	28,375
Rockford Corp.	2,500	15,938
Salton, Inc. (a)	1,100	41,388
Sunbeam Corp. (a)	670	1,298
Sunbeam Corp. warrants 8/24/03 (a)	114	0
TrueTime, Inc.	3,100	12,788
U.S. Industries, Inc.	6,600	84,150
Universal Electronics, Inc. (a)	3,400	80,591
Whirlpool Corp.	5,100	193,800
		5,286,261
Home Furnishings - 0.1%
Bassett Furniture Industries, Inc.	1,600	22,000
Bush Industries, Inc. Class A.	1,500	19,500
Chromcraft Revington, Inc. (a)	1,600	17,800
Craftmade International, Inc.	1,700	13,494
Ethan Allen Interiors, Inc.	3,200	86,200
Falcon Products, Inc.	1,700	16,575
Flexsteel Industries, Inc.	1,300	15,925
Furniture Brands International, Inc. (a)	4,200	67,725
Haverty Furniture Companies, Inc.	1,000	11,563
Heilig-Meyers Co.	1,400	266
Herman Miller, Inc.	5,900	188,431
Hillenbrand Industries, Inc.	3,400	118,363
HON Industries, Inc.	4,600	123,913
La-Z-Boy, Inc.	4,950	79,509
Leggett & Platt, Inc.	14,400	254,700
Linens'n Things, Inc. (a)	2,600	70,200
Mity-Lite, Inc. (a)	1,100	11,069
Restoration Hardware, Inc. (a)	1,000	5,750
Rowe Furniture Corp.	1,000	4,438
Stanley Furniture Co., Inc. (a)	1,000	27,125
Steelcase, Inc. Class A	3,200	53,000
Virco Manufacturing Co.	1,600	20,600
		1,228,146
Textiles & Apparel - 0.2%
Active Apparel Group, Inc. (a)	1,000	4,875
Ashworth, Inc. (a)	400	2,212
BEBE Stores, Inc. (a)	2,100	32,944
Brown Shoe Co., Inc.	500	5,375
Burlington Industries, Inc. (a)	500	875
Common Stocks - continued
	Shares	Value (Note 1)
DURABLES - continued
Textiles & Apparel - continued
Collins & Aikman Corp. (a)	1,300	$ 6,744
Columbia Sportswear Co. (a)	1,400	57,225
Dixie Group, Inc. (a)	2,900	11,600
Donna Karan International, Inc. (a)	700	4,244
Interface, Inc. Class A	9,900	68,681
Jones Apparel Group, Inc. (a)	8,651	211,950
K-Swiss, Inc. Class A	3,300	74,250
Kellwood Co.	1,200	19,200
Liz Claiborne, Inc.	6,400	281,200
Madden Steven Ltd. (a)	4,800	59,100
Mohawk Industries, Inc. (a)	4,200	99,750
Nautica Enterprises, Inc. (a)	2,900	34,256
NIKE, Inc. Class B	19,000	751,688
Oshkosh B'Gosh, Inc. Class A	3,000	42,750
Pacific Sunwear of California, Inc. (a)	6,100	81,206
Phillips-Van Heusen Corp.	400	3,650
Polo Ralph Lauren Corp. Class A (a)	4,000	77,500
Polymer Group, Inc.	400	2,800
Quiksilver, Inc. (a)	600	8,925
Reebok International Ltd. (a)	8,900	170,769
Russell Corp.	1,600	30,500
Samsonite Corp. (a)	1,446	6,236
Saucony, Inc. (a)	2,100	20,213
Shaw Industries, Inc.	9,871	122,771
Sport-Haley, Inc. (a)	100	325
Springs Industries, Inc. Class A	800	23,900
Stride Rite Corp.	1,400	8,400
Superior Uniform Group, Inc.	1,000	7,625
Tarrant Apparel Group (a)	2,700	20,756
Timberland Co. Class A (a)	2,400	97,800
Unifi, Inc. (a)	2,700	30,544
Vans, Inc. (a)	3,600	56,250
VF Corp.	7,400	169,275
Warnaco Group, Inc. Class A	9,500	47,500
WestPoint Stevens, Inc.	2,900	40,781
Wolverine World Wide, Inc.	1,700	18,594
		2,815,239
TOTAL DURABLES		24,183,628
ENERGY - 4.4%
Coal - 0.0%
Arch Coal, Inc.	1,919	14,393
CONSOL Energy, Inc.	4,800	99,900
		114,293
Energy Services - 1.1%
Atwood Oceanics, Inc. (a)	400	18,150
Baker Hughes, Inc.	20,950	765,984
BJ Services Co. (a)	4,600	308,200
Cal Dive International, Inc. (a)	500	28,750
Carbo Ceramics, Inc.	700	25,419

	Shares	Value (Note 1)
Diamond Offshore Drilling, Inc.	12,100	$ 542,231
ENSCO International, Inc.	7,500	299,063
Global Industries Ltd. (a)	13,400	166,663
Global Marine, Inc. (a)	12,300	397,444
Halliburton Co.	33,200	1,759,600
Hanover Compressor Co. (a)	4,200	133,350
Helmerich & Payne, Inc.	7,500	277,031
Key Energy Group, Inc. (a)	9,900	102,713
Lone Star Technologies, Inc. (a)	3,400	170,850
Marine Drilling Companies, Inc. (a)	1,500	40,781
Maverick Tube Corp. (a)	2,600	72,963
McDermott International, Inc.	9,400	72,263
Nabors Industries, Inc. (a)	8,430	400,952
Noble Drilling Corp. (a)	9,500	460,750
Oceaneering International, Inc. (a)	600	10,463
Offshore Logistics, Inc. (a)	700	12,163
Parker Drilling Co. (a)	2,900	20,844
Patterson Energy, Inc. (a)	5,800	181,975
Pride International, Inc. (a)	6,200	152,675
R&B Falcon Corp. (a)	9,980	284,430
Rowan Companies, Inc. (a)	3,800	117,800
Santa Fe International Corp.	14,500	570,031
Schlumberger Ltd. (NY Shares)	41,772	3,563,674
SEACOR SMIT, Inc. (a)	1,350	61,509
Smith International, Inc. (a)	2,500	198,750
Superior Energy Services, Inc. (a)	1,200	13,200
TETRA Technologies, Inc. (a)	1,100	14,988
Tidewater, Inc.	9,200	371,450
Transocean Sedco Forex, Inc.	13,257	792,106
Unit Corp. (a)	700	10,938
Varco International, Inc. (a)	11,446	231,066
Weatherford International, Inc.	6,380	299,461
Zapata Corp.	1,100	3,506
		12,954,186
Oil & Gas - 3.3%
Amerada Hess Corp.	9,000	615,938
American International Petroleum Corp. (a)	100	53
Anadarko Petroleum Corp.	17,268	1,135,716
Apache Corp.	7,500	472,500
Barrett Resources Corp. (a)	1,500	51,938
Basin Exploration, Inc. (a)	3,600	72,000
Belco Oil & Gas Corp. (a)	1,100	10,038
Bellwether Exploration Co. (a)	5,600	44,625
Benton Oil & Gas Co. (a)	1,200	2,550
Berry Petroleum Co. Class A	200	3,800
BP Prudhoe Bay Royalty Trust	4,900	61,556
Buckeye Partners LP	1,700	47,813
Burlington Resources, Inc.	14,400	566,100
Cabot Oil & Gas Corp. Class A	800	16,000
Chesapeake Energy Corp. (a)	4,400	33,550
Chevron Corp.	46,000	3,887,000
Comstock Resources, Inc. (a)	1,100	10,931
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Conoco, Inc. Class B	43,389	$ 1,133,538
Cooper Cameron Corp. (a)	3,700	287,906
Cross Timbers Oil Co.	1,900	50,231
Crown Central Petroleum Corp. Class B (a)	200	1,863
Devon Energy Corp.	9,049	529,932
EEX Corp. (a)	1,433	7,882
Enterprise Products Partners LP	3,000	76,688
EOG Resources, Inc.	8,200	313,650
Evergreen Resources, Inc. (a)	1,900	55,456
Exxon Mobil Corp.	248,056	20,247,571
Forcenergy, Inc. (a)	600	14,513
Forest Oil Corp. (a)	2,100	32,156
Friede Goldman Halter, Inc. (a)	1,056	5,940
Frontier Oil Corp. (a)	1,200	8,550
Gothic Energy Corp. (a)	200	259
Grant Prideco, Inc. (a)	6,500	152,750
Gulf Island Fabrication, Inc. (a)	300	5,550
Harken Energy Corp. (a)	4,800	3,900
Holly Corp.	200	2,575
Houston Exploration Co. (a)	700	18,113
HS Resources, Inc. (a)	500	15,844
Hugoton Royalty Trust	2,400	30,750
Kerr-McGee Corp.	6,170	389,867
Louis Dreyfus Natural Gas Corp. (a)	3,100	107,725
Murphy Oil Corp.	4,600	307,050
National Energy Group, Inc. (a)	500	175
National-Oilwell, Inc. (a)	2,507	86,962
Newfield Exploration Co. (a)	2,300	99,475
Noble Affiliates, Inc.	3,200	124,000
Nuevo Energy Co. (a)	700	13,431
Occidental Petroleum Corp.	24,600	531,975
Ocean Energy, Inc. (a)	9,828	149,263
Patina Oil & Gas Corp.	100	2,125
Pennzoil-Quaker State Co.	5,092	63,332
Phillips Petroleum Co.	20,900	1,293,188
Pioneer Natural Resources Co. (a)	5,000	69,375
Plains Resources, Inc. (a)	900	15,975
Pogo Producing Co.	1,700	45,688
Pure Resources, Inc. (a)	800	15,450
Range Resources Corp.	1,200	6,000
Resource America, Inc. Class A	2,300	19,406
Seven Seas Petroleum, Inc. (a)	1,700	4,888
Spinnaker Exploration Co.	600	21,825
St. Mary Land & Exploration Co.	300	12,413
Stone Energy Corp. (a)	1,400	83,738
Sunoco, Inc.	6,000	163,125
Swift Energy Co. (a)	600	17,363
TEPPCO Partners LP	1,800	42,750
Tesoro Petroleum Corp. (a)	3,600	34,650
Texaco, Inc.	38,700	1,993,050

	Shares	Value (Note 1)
The Coastal Corp.	14,900	$ 1,026,238
Tom Brown, Inc. (a)	1,300	28,275
Tosco Corp.	10,200	311,100
Ultramar Diamond Shamrock Corp.	5,800	135,938
UNIFAB International, Inc. (a)	100	1,113
Unocal Corp.	16,300	544,013
USX - Marathon Group	21,600	592,650
Valero Energy Corp.	3,700	111,463
Vastar Resources, Inc.	6,600	546,150
Veritas DGC, Inc. (a)	1,600	42,700
Vintage Petroleum, Inc.	3,200	67,200
WD-4O Co.	900	17,438
Western Gas Resources, Inc.	2,000	43,875
Williams Clayton Energy, Inc. (a)	2,400	96,900
		39,307,042
TOTAL ENERGY		52,375,521
FINANCE - 14.3%
Banks - 4.6%
1st Source Corp.	420	7,823
Abigail Adams National Bancorp, Inc.	200	1,775
Advanta Corp.	2,600	33,800
Allegiant Bancorp, Inc.	100	863
Amcore Financial, Inc.	3,900	70,444
American Pacific Bank of Oregon Class B (a)	800	2,750
AmSouth Bancorp.	26,519	483,972
Area Bankshares Corp.	400	9,000
Associated Banc-Corp.	4,197	105,384
BancFirst Corp.	100	3,181
BancorpSouth, Inc.	2,900	42,413
BancWest Corp.	4,032	71,316
Bank of America Corp.	122,572	6,565,263
Bank of Granite Corp.	100	2,288
Bank of New York Co., Inc.	51,200	2,684,800
Bank One Corp.	80,167	2,825,887
Banknorth Group, Inc.	18,059	295,716
BB&T Corp.	26,756	724,084
BOK Financial Corp.	2,600	46,475
Borel Bank & Trust Co., San Mateo	300	5,963
Brenton Banks, Inc.	100	1,223
BT Financial Corp.	315	5,670
Capital Corp. of the West (a)	800	9,300
Capital Crossing Bank (a)	1,000	8,750
Capital One Financial Corp.	12,800	772,000
Cathay Bancorp, Inc.	300	14,963
Centura Banks, Inc.	2,300	81,219
Century South Banks, Inc.	100	2,188
Chase Manhattan Corp.	86,100	4,810,838
Chemical Financial Corp.	300	6,450
Chittenden Corp.	1,300	35,588
Citizens Banking Corp.	2,500	57,500
City National Corp.	4,005	156,445
Common Stocks - continued
	Shares	Value (Note 1)
FINANCE - continued
Banks - continued
Colonial Bancgroup, Inc.	6,200	$ 60,450
Comerica, Inc.	11,600	653,225
Commerce Bancorp, Inc.	1,800	93,038
Commerce Bancshares, Inc.	3,792	136,512
Community Capital Corp.	400	2,450
Community First Bankshares, Inc.	4,100	73,800
Compass Bancshares, Inc.	7,550	137,788
Corus Bankshares, Inc.	500	16,500
Cullen Frost Bankers, Inc.	5,200	161,200
CVB Financial Corp.	700	11,200
East West Bancorp, Inc.	5,100	87,019
Eastern Virgina Bankshares, Inc.	700	10,413
F&M National Corp.	1,100	26,813
Fifth Third Bancorp	35,253	1,628,248
First BanCorp P R	1,100	21,450
First Busey Corp.	100	1,850
First Citizen Bancshares, Inc.	500	32,906
First Commonwealth Financial Corp.	2,300	21,994
First Financial Bancorp Ohio	2,400	40,500
First Financial Bankshares, Inc.	200	6,400
First Financial Corp., Rhode Island	600	6,600
First International Bancorp, Inc.	700	5,600
First Midwest Bancorp, Inc.	2,300	59,369
First Security Corp.	20,800	317,200
First Tennessee National Corp.	8,200	180,400
First Union Corp.	80,162	2,319,688
First United Bancshares, Inc.	800	13,000
First Virginia Banks, Inc.	2,900	123,975
Firstar Corp.	76,292	1,821,471
Firstmerit Corp.	5,400	125,888
FleetBoston Financial Corp.	63,713	2,719,749
FNB Corp. Pennsylvania	800	17,600
Frontier Financial Corp.	300	5,775
Fulton Financial Corp.	3,953	83,013
GBC Bancorp	300	11,363
Gold Banc Corp., Inc.	5,288	28,340
Greater Bay Bancorp	900	55,800
Gulf West Banks, Inc.	600	5,025
Hamilton Bancorp, Inc. (a)	3,000	44,625
Hancock Holding Co.	300	9,638
Harleysville National Corp.	100	3,013
Heritage Commerce Corp. (a)	600	6,188
Hibernia Corp. Class A	9,800	123,113
Hudson United Bancorp	4,001	100,775
Huntington Bancshares, Inc.	16,102	271,721
Imperial Bancorp	2,216	48,198
Integra Bank Corp.	300	5,775
International Bancshares Corp.	1,675	51,402
Irwin Financial Corp.	400	5,925
J.P. Morgan & Co., Inc.	11,200	1,872,500
KeyCorp	32,100	648,019

	Shares	Value (Note 1)
Keystone Financial, Inc.	2,700	$ 62,100
Lamar Capital Corp.	1,100	8,800
M&T Bank Corp.	512	248,160
Marshall & Ilsley Corp.	6,900	336,375
Mellon Financial Corp.	37,100	1,678,775
Mercantile Bankshares Corp.	4,300	148,283
Merchants New York Bancorp, Inc.	400	7,175
Mid-State Bancshares	200	5,950
MidAmerica Bancorp	100	2,600
Nara Bank NA	400	5,000
National City Corp.	41,420	867,231
National Commmerce Bancorp	18,920	365,393
National Penn Bancshares, Inc.	500	10,125
North Fork Bancorp, Inc.	11,178	199,807
Northern Trust Corp.	16,200	1,365,863
Northway Financial, Inc.	400	9,200
Old National Bancorp	3,300	92,606
Omega Financial Corp.	100	2,775
Pacific Capital Bancorp	1,100	29,494
Pacific Century Financial Corp.	4,400	61,600
Park National Corp.	500	45,188
PNC Financial Services Group, Inc.	24,200	1,426,288
Popular, Inc.	8,800	181,500
Premier National Bancorp, Inc.	300	6,075
Provident Financial Group, Inc.	2,800	73,675
R&G Financial Corp. Class B	1,400	14,525
Regions Financial Corp.	18,258	397,112
Republic Bancorp, Inc.	7,480	66,385
Riggs National Corp.	800	9,550
S&T Bancorp, Inc.	1,000	19,734
Santander Bancorp	1,700	19,975
Seacoast Financial Services Corp.	838	8,485
Silicon Valley Bancshares (a)	5,800	334,225
Sky Financial Group, Inc.	4,500	78,750
South Financial Group, Inc.	1,900	24,700
SouthTrust Corp.	15,700	442,544
Southwest Bancorp Texas, Inc. (a)	1,400	40,688
State Street Corp.	11,100	1,307,025
Sterling Bancshares, Inc.	600	8,503
Summit Bancorp	11,700	323,944
Sun Bancorp, Inc.	4,095	30,713
SunTrust Banks, Inc.	21,528	1,062,945
Susquehanna Bancshares, Inc.	1,600	22,900
SVB Financial Services, Inc.	300	2,588
Synovus Finanical Corp.	18,900	372,094
Texas Regional Bancshares, Inc. Class A	400	10,200
TIB Financial Corp.	900	9,169
Trust Co. of New Jersey	400	6,600
Trustco Bank Corp.	2,400	30,900
Trustmark Corp.	4,000	74,000
U.S. Bancorp	51,721	1,124,932
UAB Financial Corp.	1,100	39,669
UCBH Holdings, Inc.	100	3,025
Union Planters Corp.	8,887	269,387
Common Stocks - continued
	Shares	Value (Note 1)
FINANCE - continued
Banks - continued
UnionBanCal Corp.	10,500	$ 260,531
United Bankshares, Inc.	2,100	41,738
United National Bancorp	100	1,750
Valley National Bancorp	3,353	88,016
Virginia Commonwealth Financial Corp.	500	10,344
Wachovia Corp.	15,963	914,879
Wells Fargo & Co.	119,406	5,156,847
WesBanco, Inc.	700	16,363
West Coast Bancorp	220	2,173
Westamerica Bancorp.	3,700	112,156
Whitney Holding Corp.	1,100	39,119
Wilmington Trust Corp.	1,900	95,713
Zions Bancorp	8,768	392,368
		54,787,137
Credit & Other Finance - 2.7%
Aames Financial Corp. (a)	700	481
Actrade Financial Technologies Ltd. (a)	2,900	99,688
Allied Capital Corp.	6,500	131,625
Allstate Financial Corp. (a)	700	700
American Express Co.	93,600	5,534,100
AmeriCredit Corp. (a)	3,500	96,688
AMRESCO, Inc. (a)	2,480	2,790
Associates First Capital Corp. (a)	1,100	34
Associates First Capital Corp. Class A	48,810	1,372,781
Cash America International, Inc.	400	3,000
CIT Group, Inc. Class A	15,500	271,250
Citigroup, Inc.	314,070	18,333,836
Coast Federal Litigation Contingent Payment Rights Trust rights 12/31/00 (a)	200	269
CompuCredit Corp. (a)	1,500	59,438
Concord EFS, Inc. (a)	12,825	412,003
Consumer Portfolio Services, Inc. (a)	2,400	4,200
ContiFinancial Corp. (a)	1,800	36
Countrywide Credit Industries, Inc.	10,300	390,113
Credit Acceptance Corp. (a)	1,300	7,800
Doral Financial Corp.	1,200	17,850
E-Loan, Inc.	4,000	13,875
ePlus, Inc. (a)	1,200	23,475
Equitex, Inc. (a)	3,100	20,150
Finet.Com, Inc. (a)	4,400	2,475
Finova Group, Inc.	3,400	23,588
First Charter Corp.	3,200	51,400
Greenpoint Financial Corp.	6,520	170,335
Heller Financial, Inc. Class A	7,664	190,642
Household International, Inc.	33,119	1,589,712
IMC Mortgage Co. (a)	400	10
Imperial Credit Industries (a)	1,200	2,400
Indymac Bancorp, Inc.	7,600	128,250
Investors Financial Services Corp.	1,700	104,656
LendingTree, Inc.	5,050	24,934

	Shares	Value (Note 1)
MBNA Corp.	62,600	$ 2,210,563
Metris Companies, Inc.	2,335	83,914
MFN Financial Corp.:
warrants 3/23/02 (a)	10	4
warrants 3/23/03 (a)	10	3
warrants 3/23/04 (a)	10	1
New Century Financial Corp. (a)	3,100	35,456
NextCard, Inc. (a)	2,000	16,438
Old Kent Financial Corp.	8,996	263,695
Point West Capital Corp. (a)	2,800	7,525
Providian Financial Corp.	9,450	1,086,159
Resource Bancshares Mortgage Group, Inc.	905	4,695
SierraCities.com, Inc. (a)	1,700	5,100
Student Loan Corp.	200	9,538
The Midland Co.	700	18,025
Triad Guaranty, Inc. (a)	900	22,106
Willis Lease Finance Corp. (a)	1,200	9,000
		32,856,806
Federal Sponsored Credit - 0.6%
Fannie Mae	75,400	4,052,750
Freddie Mac	51,200	2,156,800
USA Education, Inc.	11,350	444,778
		6,654,328
Insurance - 3.6%
21st Century Holding Co. (a)	5,100	24,225
21st Century Insurance Group	5,900	93,294
Acceptance Insurance Co., Inc.	900	5,288
ACMAT Corp. Class A (a)	5,200	38,025
Aetna, Inc.	9,900	553,781
AFLAC, Inc.	18,600	1,004,400
Alfa Corp.	2,700	51,131
Allcity Insurance Co. (a)	4,300	43,000
Allmerica Financial Corp.	3,700	225,238
Allstate Corp.	52,249	1,518,487
AMBAC Financial Group, Inc.	4,900	316,663
American Financial Group, Inc.	4,100	101,731
American General Corp.	17,429	1,269,049
American International Group, Inc.	158,373	14,114,994
American National Insurance Co.	1,800	110,700
Amerus Life Holdings, Inc.	1,767	43,623
Amwest Insurance Group, Inc.	4,800	22,200
Aon Corp.	16,350	610,059
Arch Capital Group Ltd. (a)	900	13,669
Argonaut Group, Inc.	1,500	24,750
Arthur J. Gallagher & Co.	1,500	73,500
Atlantic American Corp. (a)	100	225
Baldwin & Lyons, Inc. Class B	900	17,494
Berkshire Hathaway, Inc. Class A (a)	107	6,173,900
Capitol Transamerica Corp.	800	9,450
Ceres Group, Inc. (a)	1,100	7,288
ChoicePoint, Inc. (a)	1,500	70,313
CIGNA Corp.	11,400	1,108,650
Common Stocks - continued
	Shares	Value (Note 1)
FINANCE - continued
Insurance - continued
Cincinnati Financial Corp.	11,300	$ 439,288
Citizens Financial Corp. (a)	200	2,700
Citizens, Inc. Class A	1,800	11,588
Claimsnet.com, Inc. (a)	3,100	12,884
CNA Financial Corp. (a)	12,800	508,000
CNA Surety Corp.	3,000	34,688
Commerce Group, Inc.	2,400	62,400
Conseco, Inc.	22,840	192,713
Cotton State Life & Health Insurance Co.	500	4,688
Crawford & Co. Class B	100	1,244
Danielson Holding Corp. (a)	1,300	5,525
Delphi Financial Group, Inc. Class A	1,460	60,408
Donegal Group, Inc.	600	4,275
E.W. Blanch Holdings, Inc.	800	17,550
EMC Insurance Group	800	7,700
Enhance Financial Services Group, Inc.	2,700	42,525
Erie Indemnity Co. Class A	2,900	89,719
Farm Family Holdings, Inc. (a)	400	12,050
FBL Financial Group, Inc. Class A	2,100	30,975
Fidelity National Financial, Inc.	4,751	94,723
Financial Industries Corp.	500	4,563
First American Corp. Calif	4,500	74,250
First Health Group Corp. (a)	4,300	133,569
FPIC Insurance Group, Inc. (a)	700	10,631
Fremont General Corp.	4,300	13,706
Frontier Insurance Group, Inc.	13,330	4,166
Gainsco, Inc.	1,500	5,813
Great American Financial Resources, Inc.	3,000	53,813
Harleysville Group, Inc.	2,000	38,500
Hartford Financial Services Group, Inc.	15,100	1,006,038
HCC Insurance Holdings, Inc.	3,500	73,938
Healthcare Recoveries, Inc. (a)	400	1,675
HealthExtras, Inc.	1,400	5,775
Healthplan Services Corp.	500	1,813
Highlands Insurance Group, Inc. (a)	1,000	8,938
Horace Mann Educators Corp.	2,900	44,225
HSB Group, Inc.	2,000	79,875
Independence Holding Co.	660	8,415
INSpire Insurance Solutions, Inc. (a)	4,600	11,500
Intercontinental Life Corp. (a)	700	6,388
Investors Title Co.	200	2,150
Jefferson-Pilot Corp.	7,200	476,550
John Hancock Financial Services, Inc.	22,300	563,075
Kansas City Life Insurance Co.	900	30,038
LandAmerica Financial Group, Inc.	900	22,894
Liberty Corp. (The)	900	34,650
Liberty Financial Companies, Inc.	3,400	80,325
Lincoln National Corp.	13,400	723,600
Loews Corp.	6,900	558,469
Markel Corp. (a)	500	72,938

	Shares	Value (Note 1)
Marsh & McLennan Companies, Inc.	20,750	$ 2,464,063
MBIA, Inc.	6,893	453,215
Medical Assurance, Inc.	1,615	18,774
MEEMIC Holdings, Inc. (a)	500	9,906
Mercury General Corp.	3,800	104,263
Meridian Insurance Group, Inc.	3,300	57,544
MetLife, Inc.	14,200	345,238
MGIC Investment Corp.	7,400	435,213
MIIX Group, Inc.	1,100	8,869
MONY Group, Inc.	3,300	124,781
Motor Club of America (a)	4,400	35,750
National Security Group, Inc.	2,900	43,138
National Western Life Insurance Co. Class A (a)	200	13,963
Nationwide Financial Services, Inc. Class A	5,800	231,275
Navigators Group, Inc. (a)	600	6,900
Nymagic, Inc.	700	9,931
Ohio Casualty Corp.	4,200	30,975
Old Guard Group, Inc.	300	3,525
Old Republic International Corp.	8,350	199,878
Penn Treaty American Corp. (a)	600	10,725
Penn-America Group, Inc.	500	3,688
Philadelphia Consolidated Holding Corp. (a)	800	13,200
PICO Holdings, Inc. (a)	1,200	16,575
PMA Capital Corp.	1,500	25,313
PMI Group, Inc.	3,050	189,100
Presidential Life Corp.	2,200	33,275
Professionals Group, Inc. (a)	600	13,725
Progressive Corp.	5,100	386,644
Protective Life Corp.	4,586	131,848
Radian Group, Inc.	2,666	165,625
Reinsurance Group of America, Inc.	3,500	99,750
Reliance Group Holdings, Inc.	7,100	1,553
Reliastar Financial Corp.	6,400	344,400
RLI Corp.	700	26,950
SAFECO Corp.	8,900	234,181
SCPIE Holding, Inc.	700	15,225
Selective Insurance Group, Inc.	1,800	32,288
StanCorp Financial Group, Inc.	2,200	88,000
State Auto Financial Corp.	2,700	33,919
Stewart Information Services Corp.	1,000	13,438
The Chubb Corp.	12,264	938,963
The St. Paul Companies, Inc.	14,906	709,898
Torchmark Corp.	9,000	252,563
Transatlantic Holdings, Inc.	2,400	209,250
Trenwick Group, Inc.	1,300	24,619
UICI (a)	1,400	9,275
Unico American Corp.	500	3,438
United Fire & Casualty Co.	700	13,038
United Trust Group, Inc. (a)	300	1,875
Unitrin, Inc.	4,900	149,144
UnumProvident Corp.	16,793	364,198
Common Stocks - continued
	Shares	Value (Note 1)
FINANCE - continued
Insurance - continued
Vesta Insurance Group Corp.	1,300	$ 6,581
W.R. Berkley Corp.	1,800	47,700
Wesco Financial Corp.	500	120,000
White Mountains Insurance Group Ltd.	100	16,300
Zenith National Insurance Corp.	1,200	27,825
		42,804,340
Investment Companies - 0.0%
Harris & Harris Group, Inc. (a)	6,600	47,850
THCG, Inc. (a)	1,400	5,644
Waterside Capital Corp.	1,100	6,497
Winfield Capital Corp. (a)	1,500	18,563
		78,554
Savings & Loans - 0.5%
Ambanc Holding Co., Inc.	300	4,538
Anchor Bancorp Wisconsin, Inc.	800	13,050
Astoria Financial Corp.	11,275	396,034
Bank Plus Corp. (a)	1,100	3,713
Bank United Corp. Class A	6,900	310,500
BankUnited Financial Corp. Class A (a)	500	3,750
Bay View Capital Corp.	4,712	45,942
Bedford Bancshares, Inc.	300	2,588
Big Foot Financial Corp.	700	8,138
Brookline Bancorp, Inc.	600	7,088
BSB Bancorp, Inc.	100	2,200
Capitol Federal Financial	4,900	71,050
CFS Bancorp, Inc.	800	8,100
Charter One Financial, Inc.	18,096	429,780
Citizens First Financial Corp.	600	7,950
Columbia Financial of Kentucky, Inc.	800	7,000
Commercial Federal Corp.	3,750	67,734
Dime Bancorp, Inc.	14,900	273,788
Downey Financial Corp.	1,500	50,250
First Indiana Corp.	100	2,094
First Niagara Financial Group, Inc.	100	966
First Securityfed Financial, Inc.	800	11,100
First Sentinel Bancorp, Inc.	800	7,300
FirstFed Financial Corp. (a)	200	3,600
FirstSpartan Financial Corp.	600	12,000
Golden State Bancorp, Inc.	7,836	157,700
Golden West Financial Corp.	13,800	657,225
GS Financial Corp.	600	7,800
Guaranty Federal Bancshares, Inc.	800	9,550
Harbor Florida Bancshares, Inc.	500	5,969
Harrington Financial Group, Inc.	1,200	8,250
Harris Financial, Inc.	200	1,525
Heritage Financial Corp.	1,300	12,350
Home City Financial Corp.	600	5,775
HomeFed Corp. (a)	79	56
Hudson City Bancorp, Inc.	7,100	122,919
Independence Community Bank Corp.	3,600	48,825

	Shares	Value (Note 1)
ITLA Capital Corp. (a)	900	$ 12,600
Life Financial Corp. (a)	200	625
MAF Bancorp., Inc.	900	19,350
Montgomery Financial Corp.	700	6,825
Mystic Financial, Inc.	600	7,988
Net.B@nk, Inc. (a)	3,300	37,538
Northwest Bancorp, Inc.	1,200	10,200
Ocwen Financial Corp. (a)	5,197	29,558
Oregon Trail Financial Corp.	800	8,900
People's Bank	3,700	78,163
Peoples Financial Corp.	1,100	6,188
Provident Bankshares Corp.	771	10,987
Provident Financial Holdings, Inc. (a)	600	10,800
PS Financial, Inc.	600	6,638
Queens County Bancorp, Inc.	900	23,738
Republic Security Financial Corp.	1,800	7,763
Richmond County Financial Corp.	1,200	24,150
Roslyn Bancorp, Inc.	11,360	225,070
Sovereign Bancorp, Inc.	35,494	301,699
Staten Island Bancorp, Inc.	1,700	31,344
Sterling Financial Corp. (a)	100	1,138
TCF Financial Corp.	5,100	167,344
United Community Financial Corp.	7,200	45,450
USABancShares, Inc. (a)	3,900	13,650
W Holding Co., Inc.	1,400	13,213
Washington Federal, Inc.	3,921	81,361
Washington Mutual, Inc.	39,610	1,386,350
Webster Financial Corp.	8,668	213,720
Westcorp, Inc.	700	9,144
		5,579,691
Securities Industry - 2.3%
A.B. Watley Group, Inc. (a)	900	14,738
A.G. Edwards, Inc.	6,300	327,600
Acacia Research Corp. (a)	1,400	38,413
Advest Group, Inc.	900	27,506
Affiliated Managers Group, Inc. (a)	1,700	94,775
Alleghany Corp.	510	88,963
Alliance Capital Management Holding LP	12,200	631,350
American Capital Strategies Ltd.	1,900	45,363
Ameritrade Holding Corp. Class A (a)	11,200	210,700
AXA Financial, Inc.	30,300	1,568,025
Bear Stearns Companies, Inc.	7,814	524,026
BlackRock, Inc. Class A	800	32,800
Charles Schwab Corp.	95,302	3,639,345
Dain Rauscher Corp.	1,000	80,438
DLJ, Inc.	9,000	796,500
E*Trade Group, Inc. (a)	19,495	346,036
Eaton Vance Corp. (non-vtg.)	2,600	125,938
eSpeed, Inc. Class A	2,500	76,875
Federated Investors, Inc. Class B (non-vtg.)	8,549	200,367
First Albany Companies, Inc.	800	14,000
Franklin Resources, Inc.	17,200	653,600
Common Stocks - continued
	Shares	Value (Note 1)
FINANCE - continued
Securities Industry - continued
Friedman, Billings, Ramsey Group, Inc. Class A (a)	2,500	$ 18,594
Gabelli Asset Management, Inc. Class A (a)	600	18,075
Global Capital Partners, Inc. (a)	1,400	9,625
GlobalNet Financial.com, Inc. (a)	1,400	13,825
Goldman Sachs Group, Inc.	5,100	653,119
H.D. Vest, Inc. (a)	1,300	7,963
Hoenig Group, Inc. (a)	1,100	11,275
Investment Technology Group, Inc. (a)	2,276	109,248
JB Oxford Holdings, Inc. (a)	13,300	60,266
Jefferies Group, Inc.	1,900	57,831
John Nuveen Co. (The) Class A	2,300	104,363
JWGenesis Financial Corp. (a)	1,300	19,338
Kinnard Investments, Inc. (a)	1,000	8,750
Knight Trading Group, Inc. (a)	8,800	276,100
LaBranche & Co., Inc.	3,700	111,463
Legg Mason, Inc.	1,600	84,400
Lehman Brothers Holdings, Inc.	8,500	1,232,500
Merrill Lynch & Co., Inc.	27,100	3,929,500
Meyerson & Co., Inc. (a)	1,900	10,094
Morgan Keegan, Inc.	2,300	46,144
Morgan Stanley Dean Witter & Co.	79,100	8,508,194
National Discount Brokers Group, Inc. (a)	1,400	50,663
Neuberger Berman, Inc.	3,500	207,156
Nvest LP	3,200	125,000
Olympic Cascade Financial Corp. (a)	1,200	8,700
PaineWebber Group, Inc.	10,250	732,875
Paulson Capital Corp. (a)	1,000	7,438
Phoenix Investment Partners Ltd.	3,500	52,063
Pioneer Group, Inc. (a)	4,100	178,863
Raymond James Financial, Inc.	3,450	98,325
Security Capital Group, Inc. Class B (a)	2,000	34,000
Siebert Financial Corp.	2,400	21,750
Southwest Securities Group, Inc.	2,188	72,614
SRS Labs, Inc. (a)	2,700	23,963
Stifel Financial Corp.	1,000	13,000
Stilwell Financial, Inc. (a)	11,400	551,475
SurModics, Inc. (a)	600	27,300
T. Rowe Price Associates, Inc.	8,600	389,150
TC Pipelines LP	700	12,775
TD Waterhouse Group, Inc. (a)	3,200	64,800
Tucker Anthony Sutro Corp.	1,900	44,769
United Asset Management Corp.	4,200	102,900
Value Line, Inc.	200	7,175
Waddell & Reed Financial, Inc. Class A	5,868	204,646
Web Street, Inc.	4,500	11,250

	Shares	Value (Note 1)
Wit Soundview Group, Inc. (a)	5,600	$ 51,800
Ziegler Companies, Inc.	500	8,063
		27,930,538
TOTAL FINANCE		170,691,394
HEALTH - 10.2%
Drugs & Pharmaceuticals - 7.0%
Aastrom Biosciences, Inc. (a)	1,900	6,353
Abgenix, Inc. (a)	5,000	375,859
Accredo Health, Inc. (a)	100	4,331
Advanced Photonix, Inc. Class A (a)	15,300	51,638
Advanced Tissue Sciences, Inc. Class A (a)	1,500	10,688
Albany Molecular Research, Inc. (a)	1,200	42,900
Alexion Pharmaceuticals, Inc. (a)	1,400	147,000
Alkermes, Inc. (a)	2,900	134,125
Allergan Specialty Therapeutics, Inc. Class A (a)	15	276
Allergan, Inc.	8,600	628,875
Alliance Pharmaceutical Corp. (a)	300	4,575
Alpharma, Inc. Class A	2,500	141,563
ALZA Corp. (a)	6,720	508,200
American Biogenetic Sciences Class A (a)	7,500	12,656
American Home Products Corp.	90,500	4,903,969
Amgen, Inc. (a)	71,200	5,397,850
Amylin Pharmaceuticals, Inc. (a)	2,100	28,481
Andrx Corp. (a)	5,400	469,800
Anesta Corp. (a)	4,100	97,631
Antigenics, Inc.	1,300	21,938
Aquila Biopharmaceuticals, Inc. (a)	4,200	19,425
ARIAD Pharmaceuticals, Inc. (a)	6,500	82,063
ArQule, Inc. (a)	3,400	69,913
AutoImmune, Inc. (a)	11,700	27,422
AVI BioPharma, Inc. (a)	2,700	24,806
Avigen, Inc. (a)	1,600	58,300
Aviron (a)	3,100	139,500
AXYS Pharmaceuticals, Inc. (a)	5,135	39,796
Barr Laboratories, Inc. (a)	1,800	127,800
Bausch & Lomb, Inc.	3,200	114,400
Bio-Technology General Corp. (a)	6,300	87,806
BioCryst Pharmaceuticals, Inc. (a)	1,700	54,294
Biogen, Inc. (a)	9,800	677,425
BioMarin Pharmaceutical, Inc.	700	11,813
Biomatrix, Inc. (a)	1,800	38,250
Biosite Diagnostics, Inc. (a)	2,300	159,994
BioSource International, Inc. (a)	3,700	80,938
BioTime, Inc. (a)	400	3,025
Boston Life Sciences, Inc. (a)	5,500	42,625
Bristol-Myers Squibb Co.	137,200	7,271,600
Cambrex Corp.	1,000	46,938
Carter-Wallace, Inc.	3,000	79,875
Catalytica, Inc. (a)	2,500	33,281
Celgene Corp. (a)	3,800	281,200
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH - continued
Drugs & Pharmaceuticals - continued
Cell Genesys, Inc. (a)	4,600	$ 141,738
Cell Pathways, Inc. (a)	3,100	103,656
Cell Therapeutics, Inc. (a)	3,400	158,100
Cephalon, Inc. (a)	1,900	95,594
Cerus Corp. (a)	300	15,919
Chattem, Inc. (a)	400	4,875
Chirex, Inc. (a)	3,500	108,938
Chiron Corp. (a)	11,800	637,938
Collagenex Pharmaceuticals, Inc. (a)	2,200	21,450
Columbia Laboratories, Inc. (a)	1,300	7,150
COR Therapeutics, Inc. (a)	3,000	168,750
Corixa Corp. (a)	400	20,475
Coulter Pharmaceutical, Inc. (a)	500	15,656
Cubist Pharmaceuticals, Inc. (a)	2,400	146,700
CuraGen Corp. (a)	2,100	93,188
Curative Health Services, Inc. (a)	1,000	5,125
CV Therapeutics, Inc. (a)	2,400	180,000
Cytoclonal Pharmaceuticals, Inc. (a)	3,400	32,513
CYTOGEN Corp. (a)	3,800	33,725
Cytyc Corp. (a)	1,900	88,588
Dexter Corp.	1,600	94,600
Diagnostic Products Corp.	100	4,238
Discovery Laboratories, Inc. (a)	3,900	22,425
Dura Pharmaceuticals, Inc. (a)	3,100	85,444
Duramed Pharmaceuticals, Inc. (a)	2,000	13,500
Elan Corp. PLC rights 1/15/03 (a)	4,300	4,031
Eli Lilly & Co.	80,200	5,854,600
Emisphere Technologies, Inc. (a)	600	19,800
Enchira Biotechnology Corp. (a)	1,700	10,413
Endo Pharmaceuticals Holdings, Inc. (a)	500	2,563
Endo Pharmaceuticals Holdings, Inc. warrants 12/31/02 (a)	500	1,188
EntreMed, Inc. (a)	500	14,875
Enzo Biochem, Inc. (a)	1,305	78,300
Enzon, Inc. (a)	2,400	146,100
Epimmune, Inc. (a)	3,100	16,663
Exelixis, Inc.	2,600	117,000
Forest Laboratories, Inc. (a)	5,600	548,100
GelTex Pharmaceuticals, Inc. (a)	3,900	158,011
Gene Logic, Inc. (a)	3,000	73,688
Genelabs Technologies, Inc. (a)	7,300	29,656
Genencor International, Inc.	4,100	127,613
Genentech, Inc.	5,700	1,085,850
Genome Therapeutics Corp. (a)	3,300	82,913
Genta, Inc. (a)	8,400	74,550
Genzyme Corp.:
General Division (a)	5,400	405,338
Molecular Oncology (a)	3,918	54,852
Genzyme Transgenics Corp. (a)	4,200	156,188
Geron Corp. (a)	1,300	42,006
Gilead Sciences, Inc. (a)	2,700	291,600

	Shares	Value (Note 1)
Gliatech, Inc. (a)	4,000	$ 32,000
Guilford Pharmaceuticals, Inc. (a)	300	8,025
Hemispherx Biopharma, Inc. (a)	800	4,850
Herbalife International, Inc. Class A	433	4,195
Hollis-Eden Pharmaceutcals, Inc. (a)	1,300	12,838
Human Genome Sciences, Inc. (a)	3,600	600,975
Hyseq, Inc. (a)	800	33,550
ICN Pharmaceuticals, Inc.	4,200	118,913
ICOS Corp. (a)	3,100	181,931
IDEC Pharmaceuticals Corp. (a)	2,800	390,950
IDEXX Laboratories, Inc. (a)	1,200	31,350
IGEN International, Inc. (a)	1,900	36,100
Ilex Oncology, Inc. (a)	2,500	82,500
ImClone Systems, Inc. (a)	1,700	163,838
Immtech International, Inc. (a)	1,200	25,500
Immune Response Corp. (a)	6,200	55,800
Immunex Corp. (a)	36,900	1,854,225
Immunomedics, Inc. (a)	2,200	55,000
Incyte Genomics, Inc. (a)	1,800	149,288
Inhale Therapeutic Systems, Inc. (a)	2,800	141,400
InKine Pharmaceutical, Inc. (a)	5,200	49,400
Intermune Pharmaceuticals, Inc.	3,300	125,606
International Isotopes, Inc. (a)	100	363
Interneuron Pharmaceuticals, Inc. (a)	10,700	24,409
IntraBiotics Pharmaceuticals, Inc.	1,000	21,000
Invitrogen Corp. (a)	1,600	101,000
Isis Pharmaceuticals Co. (a)	3,700	48,331
IVAX Corp. (a)	10,200	353,175
Jones Pharma, Inc.	4,575	163,556
King Pharmaceuticals, Inc. (a)	6,425	206,403
Kos Pharmaceuticals, Inc. (a)	900	12,600
KV Pharmaceutical Co. Class A (a)	200	7,950
Lexicon Genetics, Inc.	2,800	93,100
LifeCell Corp. (a)	5,100	25,022
Ligand Pharmaceuticals, Inc. Class B (a)	1,900	24,700
Lynx Therapeutics, Inc. (a)	700	24,325
Matrix Pharmaceutical, Inc. (a)	4,500	65,813
Maxim Pharmaceuticals, Inc. (a)	1,500	91,781
Maxygen, Inc.	1,700	91,375
Medarex, Inc. (a)	2,000	221,000
Medicis Pharmaceutical Corp. Class A (a)	1,450	93,434
Medimmune, Inc. (a)	14,000	1,177,750
Merck & Co., Inc.	164,900	11,522,388
Microvision, Inc. (a)	1,800	73,575
Millennium Pharmaceuticals, Inc. (a)	6,100	873,063
Mylan Laboratories, Inc.	7,500	199,219
Myriad Genetics, Inc. (a)	800	111,900
Nanogen, Inc. (a)	1,100	26,538
Nature's Sunshine Products, Inc.	700	5,513
NBTY, Inc. (a)	21,100	149,019
NeoRX Corp. (a)	5,500	104,500
Neose Technologies, Inc. (a)	100	4,100
NeoTherapeutics, Inc. (a)	4,900	38,281
Noven Pharmaceuticals, Inc. (a)	4,300	180,600
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH - continued
Drugs & Pharmaceuticals - continued
NPS Pharmaceuticals, Inc. (a)	4,100	$ 181,425
ONYX Pharmaceuticals, Inc. (a)	3,900	103,350
Orchid BioSciences, Inc.	2,300	103,356
Organogenesis, Inc. (a)	950	15,438
OSI Pharmaceuticals, Inc. (a)	3,400	169,947
Paradigm Genetics, Inc.	4,900	80,850
PAREXEL International Corp. (a)	1,800	17,944
PathoGenesis Corp. (a)	900	34,425
PE Corp. - Celera Genomics Group (a)	3,518	381,483
Pfizer, Inc.	441,025	19,074,331
Pharmaceutical Product Development, Inc. (a)	5,200	114,075
Pharmacyclics, Inc. (a)	1,600	80,200
PharmaPrint, Inc. (a)	15,400	4,928
Pharmos Corp. (a)	12,700	52,784
PRAECIS Pharmaceuticals, Inc.	1,700	74,481
Progenics Pharmaceuticals, Inc. (a)	3,300	97,350
Protein Design Labs, Inc. (a)	2,400	182,400
Pure World, Inc. (a)	330	763
Quintiles Transnational Corp. (a)	6,866	95,695
Regeneron Pharmaceuticals, Inc. (a)	1,100	38,981
Repligen Corp. (a)	8,100	61,256
Ribozyme Pharmaceuticals, Inc. (a)	3,600	103,950
Rosetta Inpharmatics, Inc.	2,100	74,288
Sangamo Biosciences, Inc.	1,000	49,250
Sangstat Medical Corp. (a)	900	18,225
Schering-Plough Corp.	101,500	4,072,688
SciClone Pharmaceuticals, Inc. (a)	7,400	87,413
Scios, Inc. (a)	2,400	24,300
Sepracor, Inc. (a)	4,800	528,000
Serologicals Corp. (a)	3,450	27,384
SICOR, Inc. (a)	2,300	22,281
Sigma-Aldrich Corp.	10,700	310,969
SonoSight, Inc. (a)	333	11,135
SpeechWorks International, Inc.	2,000	153,250
StemCells, Inc. (a)	16,000	144,000
SuperGen, Inc. (a)	2,600	51,188
Symyx Technologies, Inc.	1,700	63,113
Syntroleum Corp. (a)	1,600	27,200
Tanox, Inc.	2,200	102,300
Targeted Genetics Corp. (a)	2,100	28,350
TCPI, Inc. (a)	12,800	7,600
Techniclone Corp. (a)	5,500	15,297
Texas Biotechnology Corp. (a)	700	12,338
Theragenics Corp. (a)	1,300	9,263
Titan Pharmaceuticals, Inc. (a)	800	37,550
Transkaryotic Therapies, Inc. (a)	2,500	108,438
Trimeris, Inc. (a)	1,200	82,800
Tularik, Inc.	2,200	73,425
Twinlab Corp. (a)	1,200	5,925
United Therapeutics Corp. (a)	2,000	172,719

	Shares	Value (Note 1)
VaxGen, Inc.	2,900	$ 71,775
Ventana Medical Systems, Inc. (a)	700	19,556
Vertex Pharmaceuticals, Inc. (a)	3,200	272,000
Vical, Inc. (a)	1,900	46,550
Vion Pharmaceuticals, Inc. (a)	4,600	81,938
Viragen, Inc. (a)	14,300	21,450
ViroLogic, Inc.	1,600	32,600
ViroPharma, Inc. (a)	1,200	33,600
Vivus, Inc. (a)	12,300	63,806
Watson Pharmaceuticals, Inc. (a)	6,618	408,248
XOMA Ltd. (a)	12,200	147,925
Zila, Inc. (a)	4,300	16,125
Zonagen, Inc. (a)	600	2,550
		83,159,621
Medical Equipment & Supplies - 2.6%
Abbott Laboratories	108,585	4,750,594
Acuson Corp. (a)	900	12,938
ADAC Laboratories (a)	4,900	109,638
ALARIS Medical, Inc. (a)	2,200	3,300
Allscripts, Inc.	2,200	64,213
AmeriSource Health Corp. Class A (a)	3,500	121,625
Arrow International, Inc.	600	21,375
Arthrocare Corp. (a)	3,200	142,400
Bacou USA, Inc. (a)	600	15,075
Baxter International, Inc.	19,900	1,656,675
Becton, Dickinson & Co.	16,300	491,038
Bergen Brunswig Corp. Class A	5,727	53,691
Bindley Western Industries, Inc.	1,188	34,229
Bio-Rad Laboratories, Inc. Class A (a)	100	2,463
Bio-Vascular, Inc. (a)	1,000	4,438
Biomet, Inc.	11,250	380,391
Boston Biomedica, Inc. (a)	3,800	15,200
Boston Scientific Corp. (a)	26,600	503,738
BriteSmile, Inc. (a)	2,800	19,600
C.R. Bard, Inc.	3,400	165,963
Candela Corp. (a)	3,750	49,219
Cardinal Health, Inc.	19,268	1,576,363
Closure Medical Corp. (a)	1,400	29,991
Coherent, Inc. (a)	2,300	185,150
Colorado Medtech, Inc. (a)	3,200	28,400
CONMED Corp. (a)	3,600	48,600
Cooper Companies, Inc.	100	3,288
Cyberonics, Inc. (a)	5,700	93,694
Cygnus, Inc. (a)	3,700	45,094
Cypress Bioscience, Inc. (a)	22,200	40,931
Datascope Corp.	2,100	74,025
DENTSPLY International, Inc.	5,400	180,225
Digene Corp. (a)	200	7,963
Eclipse Surgical Technologies (a)	300	1,181
Edwards Lifesciences Corp. (a)	6,460	169,575
First Horizon Pharmaceutical Corp.	5,500	100,375
Fusion Medical Technologies, Inc. (a)	1,100	12,375
Gentiva Health Services, Inc. (a)	2,000	22,250
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH - continued
Medical Equipment & Supplies - continued
Genzyme Corp. - Surgical Products (a)	483	$ 4,951
Guidant Corp. (a)	20,900	1,406,831
Haemonetics Corp. (a)	800	20,150
Heartport, Inc. (a)	1,300	4,591
Henry Schein, Inc. (a)	1,300	23,888
Hologic, Inc. (a)	5,800	48,938
I-Stat Corp. (a)	100	1,856
Imatron, Inc. (a)	15,500	38,750
Implant Sciences Corp. (a)	200	1,775
INAMED Corp. (a)	2,300	75,181
Innerdyne, Inc. (a)	14,000	89,250
Intermagnetics General Corp.	4,532	82,426
Interpore International, Inc. (a)	5,700	46,669
Invacare Corp.	2,800	75,425
JMAR Industries, Inc. (a)	6,000	60,750
Johnson & Johnson	99,744	9,170,214
KeraVision, Inc. (a)	5,500	20,625
LaserSight, Inc. (a)	1,700	5,950
LightPath Technologies, Inc. (a)	2,500	131,875
Mallinckrodt, Inc.	4,000	180,250
McKesson HBOC, Inc.	18,357	457,778
Medtronic, Inc.	83,026	4,255,083
Mentor Corp.	3,000	63,563
Micro Therapeutics, Inc. (a)	5,800	39,875
Millipore Corp.	2,600	158,275
MiniMed, Inc. (a)	4,000	287,188
NCS HealthCare, Inc. (a)	1,000	313
Neoprobe Corp. (a)	100	72
Nexell Therapeutics, Inc. (a)	4,800	61,200
Novoste Corp. (a)	2,500	135,000
Oakley, Inc. (a)	3,800	64,363
Ocular Sciences, Inc. (a)	6,500	69,875
Omnicare, Inc.	7,200	98,550
ORATEC Interventions, Inc.	1,200	42,675
Osteotech, Inc. (a)	3,150	37,406
Owens & Minor, Inc.	200	3,063
Patterson Dental Co. (a)	5,600	133,000
Perrigo Co. (a)	3,000	22,219
Physiometrix, Inc. (a)	2,800	64,750
PLC Systems, Inc. (a)	400	475
Priority Healthcare Corp. (a)	1,897	109,552
PSS World Medical, Inc. (a)	12,700	79,375
Resmed, Inc. (a)	2,200	80,988
Respironics, Inc. (a)	500	9,469
Sabratek Corp. (a)	1,500	30
Sonus Pharmaceuticals, Inc. (a)	200	750
Spacelabs Medical, Inc. (a)	500	4,531
St. Jude Medical, Inc. (a)	5,072	200,978
Steris Corp. (a)	2,000	20,500
Stryker Corp.	12,900	578,081
Sunrise Technologies, Inc. (a)	4,400	28,875

	Shares	Value (Note 1)
Sybron International, Inc. (a)	7,400	$ 168,350
Techne Corp. (a)	1,500	143,250
Thermo Cardiosystems, Inc. (a)	1,200	11,175
Uromed Corp. (a)	4,920	9,533
Varian Medical Systems, Inc. (a)	1,400	64,313
Vasomedical, Inc. (a)	15,100	67,950
Ventiv Health, Inc. (a)	4,833	64,641
VISX, Inc. (a)	2,800	77,175
Wesley Jessen Visioncare, Inc. (a)	3,600	135,450
Zoll Medical Corp. (a)	2,100	91,875
		30,669,192
Medical Facilities Management - 0.6%
Advance Paradigm, Inc. (a)	4,800	127,800
American Healthways, Inc. (a)	100	600
American HomePatient, Inc. (a)	1,300	406
AmeriPath, Inc. (a)	900	12,263
Amsurg Corp. Class A (a)	9	65
Apria Healthcare Group, Inc. (a)	1,500	22,313
ARV Assisted Living, Inc. (a)	100	100
Beverly Enterprises, Inc. (a)	1,000	5,188
Carematrix Corp. (a)	2,800	1,050
Chronimed, Inc.	200	1,463
Covance, Inc. (a)	3,800	39,425
Coventry Health Care, Inc. (a)	2,000	32,000
Express Scripts, Inc. Class A (a)	2,900	206,444
Foundation Health Systems, Inc. Class A (a)	6,400	112,400
Genesis Health Ventures, Inc. (a)	1,700	531
HCA - The Healthcare Co.	38,000	1,311,000
Health Management Associates, Inc. Class A (a)	15,450	252,028
HEALTHSOUTH Corp. (a)	21,719	133,029
Hooper Holmes, Inc.	2,100	24,544
Humana, Inc. (a)	7,400	63,363
IMPATH, Inc. (a)	4,000	143,750
Innovative Clinical Solutions Ltd. (a)	200	20
Integrated Health Services, Inc. (a)	2,200	264
Laboratory Corp. of America Holdings (a)	600	70,988
LCA-Vision, Inc. (a)	6,500	19,906
Lifepoint Hospitals, Inc. (a)	4,163	125,410
Lincare Holdings, Inc. (a)	3,800	96,900
Manor Care, Inc. (a)	4,000	53,500
Meadowbrook Insurance Group, Inc.	600	2,363
Medical Resources, Inc. (a)	66	10
Medquist, Inc. (a)	2,535	49,116
Mid-Atlantic Medical Services, Inc. (a)	1,600	25,800
MIM Corp. (a)	6,400	12,200
Neurocrine Biosciences, Inc. (a)	2,500	103,438
Orthodontic Centers of America, Inc. (a)	3,900	127,725
Oxford Health Plans, Inc. (a)	5,000	152,500
PacifiCare Health Systems, Inc. Class A (a)	2,500	134,844
Pediatrix Medical Group (a)	1,300	17,306
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH - continued
Medical Facilities Management - continued
Phycor, Inc. (a)	1,800	$ 234
Province Healthcare Co. (a)	3,000	134,625
Quest Diagnostics, Inc. (a)	2,800	346,500
Quorum Health Group, Inc. (a)	8,100	104,288
RehabCare Group, Inc. (a)	100	3,738
Renal Care Group, Inc. (a)	5,650	114,413
Res-Care, Inc. (a)	2,400	11,625
Sunrise Assisted Living, Inc. (a)	7,500	149,063
Syncor International Corp. (a)	800	32,000
Tenet Healthcare Corp.	20,900	647,900
Total Renal Care Holdings, Inc. (a)	2,267	15,869
Triad Hospitals, Inc. (a)	4,763	137,532
Trigon Healthcare, Inc. (a)	4,000	206,500
UnitedHealth Group, Inc.	11,000	1,039,500
Universal Health Services, Inc. Class B (a)	2,300	162,725
Urologix, Inc. (a)	1,000	8,500
US Oncology, Inc. (a)	482	2,696
Wellpoint Health Networks, Inc. (a)	4,000	345,250
		6,945,010
TOTAL HEALTH		120,773,823
HOLDING COMPANIES - 0.0%
Leucadia National Corp.	3,900	101,888
Triarc Companies, Inc. Class A (a)	1,475	33,556
TOTAL HOLDING COMPANIES		135,444
INDUSTRIAL MACHINERY & EQUIPMENT - 5.0%
Electrical Equipment - 4.2%
A.O. Smith Corp. Class B	3,150	49,613
Adaptive Broadband Corp. (a)	2,700	84,375
Adtran, Inc. (a)	3,600	192,825
Advanced Lighting Technologies, Inc. (a)	4,700	75,200
Airnet Communications Corp.	2,600	86,288
Allen Telecom, Inc. (a)	900	17,944
American Power Conversion Corp. (a)	13,600	323,850
American Superconductor Corp. (a)	1,600	67,900
AMETEK, Inc.	1,700	36,338
Amplidyne, Inc. (a)	3,300	10,003
Andersen Group, Inc. (a)	2,700	31,725
Andrea Electronics Corp. (a)	500	3,906
Anicom, Inc. (a)	600	2,306
Anixter International, Inc. (a)	3,400	119,000
ANTEC Corp. (a)	2,300	82,944
Avid Technology, Inc. (a)	7,900	111,094
AZZ, Inc.	1,900	31,113
Bairnco Corp.	800	6,350
Baldor Electric Co.	3,700	72,613
BMC Industries, Inc.	900	5,063
C&D Technologies, Inc.	1,800	99,450

	Shares	Value (Note 1)
C-COR.net Corp. (a)	2,800	$ 54,600
C-Cube Microsystems, Inc.	800	18,600
California Amplifier, Inc. (a)	3,100	129,425
Chase Corp.	500	4,938
Chyron Corp. (a)	1,500	2,813
Communications Systems, Inc.	2,500	42,813
Comtech Telecommunications Corp. (a)	2,300	40,825
Cymer, Inc. (a)	3,300	151,594
Data Critical Corp.	1,700	15,300
Electric Fuel Corp. (a)	6,800	65,450
Electro Rent Corp. (a)	2,100	25,725
Emerson Electric Co.	29,943	1,981,852
Energizer Holdings, Inc. (a)	6,901	136,295
Energy Conversion Devices, Inc. (a)	3,000	83,813
Excel Technology, Inc. (a)	3,100	114,506
Fiberstars, Inc. (a)	4,000	43,500
FuelCell Energy, Inc. (a)	1,400	166,600
General Electric Co.	696,184	40,856,891
Genlyte Group, Inc. (a)	400	9,350
Gentner Communications Corp. (a)	2,600	38,838
Glenayre Technologies, Inc. (a)	6,200	67,425
Global Technologies Ltd. (a)	3,300	11,550
H Power Corp.	3,700	75,850
Harris Corp.	6,600	198,413
Hubbell, Inc. Class B	5,400	139,725
IEC Electronics Corp. (a)	100	163
Juno Lighting, Inc. (a)	4,900	26,644
L-3 Communications Holdings, Inc. (a)	2,900	171,463
Littelfuse, Inc. (a)	800	29,050
Loral Space & Communications Ltd. (a)	35,000	269,063
LSI, Industries, Inc.	2,200	43,725
MagneTek, Inc. (a)	6,100	64,813
Metawave Communications Corp.	800	16,500
Metretek Technologies, Inc. (a)	2,900	12,144
Optelecom, Inc. (a)	2,000	16,750
Pinnacle Systems (a)	7,000	88,375
Plug Power, Inc.	3,500	156,625
Powerwave Technologies, Inc. (a)	2,900	139,563
Rayovac Corp. (a)	1,500	26,625
Rofin Sinar Technologies, Inc. (a)	2,800	42,000
Roper Industries, Inc.	800	25,900
Satcon Technology Corp. (a)	2,300	79,638
Scientific-Atlanta, Inc.	10,600	826,138
Sensormatic Electronics Corp. (a)	6,400	106,400
SL Industries, Inc.	2,500	30,000
SLI, Inc.	5,250	50,531
Socket Communications, Inc. (a)	2,000	34,875
SonicWALL, Inc.	1,700	129,413
Spectra Physics Lasers, Inc. (a)	1,700	117,938
Spectrian Corp. (a)	3,400	56,100
Spectrum Control, Inc. (a)	4,600	81,075
STM Wireless, Inc. Class A (a)	4,000	25,500
Telaxis Communications Corp.	2,440	36,905
Teledyne Technologies, Inc. (a)	6,300	126,787
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIAL MACHINERY & EQUIPMENT - continued
Electrical Equipment - continued
Teleflex, Inc.	3,300	$ 117,563
Telular Corp. (a)	4,200	78,225
Thomas & Betts Corp.	5,300	99,375
Triton Network Systems, Inc.	2,300	43,269
ViaSat, Inc. (a)	1,100	65,863
Vicor Corp. (a)	1,900	82,888
ViewCast.com, Inc. (a)	13,900	42,569
Vyyo, Inc.	900	31,050
W.W. Grainger, Inc.	6,900	199,238
Wegener Corp. (a)	3,500	8,859
WESCO International, Inc. (a)	5,400	48,263
Zoltek Companies, Inc. (a)	800	6,350
		49,640,806
Industrial Machinery & Equipment - 0.7%
Active Power, Inc.	2,600	182,650
AGCO Corp.	4,000	42,000
Allied Products Corp.	800	1,250
Applied Industrial Technologies, Inc.	700	11,856
Applied Power, Inc. Class A	3,000	14,813
Astec Industries, Inc. (a)	1,000	19,625
Asyst Technologies, Inc. (a)	2,200	57,613
Axcelis Technologies, Inc.	6,500	117,406
BioSphere Medical, Inc. (a)	800	9,150
BOLDER Technologies Corp. (a)	400	2,500
Briggs & Stratton Corp.	5,100	220,575
Brooks Automation, Inc. (a)	1,900	105,094
Capstone Turbine Corp.	5,000	461,563
Cascade Corp.	100	1,350
Caterpillar, Inc.	27,500	1,010,625
Columbus McKinnon Corp.	400	5,850
Cooper Industries, Inc.	7,300	257,781
CUNO, Inc. (a)	700	19,950
Deere & Co.	16,100	530,294
Detroit Diesel Corp.	1,100	25,094
Donaldson Co., Inc.	2,600	54,925
Dover Corp.	15,100	738,013
DT Industries, Inc. (a)	300	2,963
EMCORE Corp. (a)	1,300	144,950
ESCO Technologies, Inc. (a)	200	3,688
Exide Corp.	1,000	9,000
Fedders Corp.	2,400	12,450
Flow International Corp. (a)	600	6,450
FSI International, Inc. (a)	4,300	76,325
Gardner Denver Machinery, Inc. (a)	300	4,369
Gasonics International Corp. (a)	700	16,800
Graco, Inc.	1,100	38,981
Harnischfeger Industries, Inc. (a)	14,500	4,785
Hirsch International Corp. Class A (a)	900	1,125
Hughes Supply, Inc.	2,900	61,770
Ibis Technology Corp. (a)	2,000	87,000
IDEX Corp.	1,700	51,638

	Shares	Value (Note 1)
Illinois Tool Works, Inc.	21,728	$ 1,218,126
Ingersoll-Rand Co.	13,100	596,869
Ionics, Inc. (a)	1,200	35,775
JLG Industries, Inc.	2,200	25,438
JLK Direct Distrution, Inc. Class A (a)	300	2,100
Kaydon Corp.	1,500	33,094
Kennametal, Inc.	2,300	58,938
Lawson Products, Inc.	200	5,050
Lincoln Electric Holdings, Inc.	4,700	68,738
Lindsay Manufacturing Co.	200	3,650
Mark IV Industries, Inc.	2,600	58,175
Mattson Technology, Inc. (a)	2,600	56,875
Milacron, Inc.	1,700	26,244
Minuteman International, Inc.	1,600	13,200
MSC Industrial Direct, Inc. (a)	2,700	43,875
Nordson Corp.	900	58,275
Pall Corp.	8,900	190,238
Parker-Hannifin Corp.	9,000	313,313
Pentair, Inc.	3,000	97,500
Presstek, Inc. (a)	1,500	25,406
PRI Automation, Inc. (a)	1,700	87,763
Regal-Beloit Corp.	3,000	51,750
Robotic Vision Systems, Inc. (a)	9,600	121,800
Sauer-Danfoss, Inc.	2,000	18,250
Semitool, Inc. (a)	4,800	60,300
Specialty Equipment Companies, Inc. (a)	900	24,356
SpeedFam-IPEC, Inc. (a)	1,542	28,720
Stewart & Stevenson Services, Inc.	1,000	16,125
Tennant Co.	400	17,550
Tenneco Automotive, Inc.	6,460	46,028
Terex Corp. (a)	3,900	71,419
The Stanley Works	5,700	152,475
Thomas Industries, Inc.	500	10,094
Timken Co.	3,600	58,725
Toro Co.	500	15,125
UCAR International, Inc. (a)	4,800	65,400
Ultratech Stepper, Inc. (a)	1,000	18,000
UNOVA, Inc. (a)	2,400	18,000
Valmont Industries, Inc.	1,100	20,831
Varian Semiconductor Equipment Associates, Inc. (a)	2,200	125,675
Veeco Instruments, Inc. (a)	1,100	98,588
Water Pik Technologies, Inc. (a)	2,141	18,734
WJ Communications, Inc.	9,100	536,331
		9,025,189
Pollution Control - 0.1%
Allied Waste Industries, Inc. (a)	8,125	74,648
Aquagenix, Inc. (a)	100	1
Calgon Carbon Corp.	3,000	25,500
Casella Waste Systems, Inc. Class A (a)	1,253	12,295
Flanders Corp. (a)	300	806
Fusion Networks Holdings, Inc. (a)	2,910	5,093
Insituform Technologies, Inc. Class A (a)	1,400	42,963
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIAL MACHINERY & EQUIPMENT - continued
Pollution Control - continued
Kaiser Group International, Inc. (a)	300	$ 11
Republic Services, Inc. (a)	9,400	137,475
Stericycle, Inc. (a)	5,200	117,000
U.S. Plastic Lumber Co. (a)	6,700	23,659
Waste Connections, Inc. (a)	5,100	118,575
Waste Management, Inc.	40,852	773,635
		1,331,661
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		59,997,656
MEDIA & LEISURE - 4.8%
Broadcasting - 2.0%
5th Avenue Channel Corp. (a)	700	284
Adelphia Communications Corp. Class A (a)	7,402	247,967
American Tower Corp. Class A (a)	9,300	337,706
BHC Communications, Inc. Class A	1,500	229,500
Cablevision Systems Corp. Class A (a)	8,800	591,800
CAIS Internet, Inc. (a)	2,400	19,350
Charter Communications, Inc.	13,400	205,188
Chris-Craft Industries, Inc.	2,811	219,961
Citadel Communications Corp. (a)	2,200	45,100
Classic Communications, Inc. Class A	2,400	12,000
Clear Channel Communications, Inc. (a)	39,814	2,881,538
Comcast Corp. Class A (special) (a)	63,060	2,348,985
Cox Communications, Inc. Class A (a)	39,901	1,418,979
Cox Radio, Inc. Class A (a)	2,400	49,950
Crown Media Holdings, Inc.	1,200	19,275
CTC Communications Group, Inc. (a)	3,000	73,875
Cumulus Media, Inc. (a)	1,700	12,538
E.W. Scripps Co. Class A	5,100	258,506
EchoStar Communications Corp. Class A (a)	15,700	765,375
Emmis Communications Corp. Class A (a)	3,600	118,125
Entercom Communications Corp. Class A (a)	1,900	78,494
Hearst-Argyle Television, Inc. (a)	2,727	58,971
Hispanic Broadcasting Corp. (a)	7,800	200,363
i3 Mobile, Inc.	4,400	39,875
Infinity Broadcasting Corp. Class A (a)	26,593	1,007,210
Insight Communications, Inc.	4,700	83,719
Liberty Digital, Inc. (a)	3,400	84,150
Liberty Satellite & Technology, Inc. Class A (a)	5,500	67,375
Mediacom Communications Corp. Class A	3,350	47,685
Metro One Telecommunications, Inc. (a)	3,500	47,250
Metromedia International Group, Inc. (a)	2,200	8,663
Motient Corp. (a)	2,200	26,675
Netro Corp.	2,800	231,350
New Frontier Media, Inc. (a)	5,100	31,556

	Shares	Value (Note 1)
NorthPoint Communication Holdings, Inc. (a)	6,600	$ 75,488
NTL, Inc. (a)	11,750	514,797
Nucentrix Broadband Netwks, Inc. (a)	100	2,613
PanAmSat Corp. (a)	1,100	35,681
Paxson Communications Corp. (a)	2,900	39,875
Pegasus Communications Corp. (a)	3,200	159,200
Radio One, Inc. Class A (a)	2,200	46,338
Radio Unica Communications Corp.	2,900	21,206
Saga Communications, Inc. (a)	300	6,150
Sinclair Broadcast Group, Inc. Class A (a)	7,100	85,644
Sirius Satellite Radio, Inc. (a)	2,500	128,750
Spanish Broadcasting System, Inc. Class A	5,300	53,331
Spectrasite Holdings, Inc. (a)	8,700	203,906
Telscape International, Inc. (a)	3,700	14,800
Time Warner, Inc.	94,100	8,045,550
TiVo, Inc.	2,000	48,250
United Television, Inc.	500	72,000
UnitedGlobalCom, Inc. Class A (a)	6,100	233,706
Univision Communications, Inc. Class A (a)	14,000	617,750
US Wireless Corp. (a)	2,200	28,600
USA Networks, Inc. (a)	20,032	482,020
ValueVision International, Inc. (a)	2,300	67,419
Westwood One, Inc. (a)	7,200	200,250
Wireless Facilities, Inc.	2,600	195,000
WorldQuest Networks, Inc.	310	1,492
Xm Satellite Radio Holdings, Inc. Class A	3,000	128,250
Young Broadcasting, Inc. Class A (a)	3,600	127,350
		23,504,754
Entertainment - 1.4%
4Kids Entertainment, Inc. (a)	3,500	73,500
Alliance Gaming Corp. (a)	28	70
American Classic Voyager Co. (a)	500	8,500
American Coin Merchandising, Inc. (a)	100	275
AMF Bowling, Inc. (a)	2,000	1,125
Bally Total Fitness Holding Corp. (a)	1,000	24,688
Brilliant Digital Entertainment, Inc. (a)	500	2,250
Carmike Cinemas, Inc. Class A (a)	200	138
Carnival Corp.	39,500	787,531
Cedar Fair LP (depository unit)	900	16,200
Fox Entertainment Group, Inc. Class A (a)	14,600	422,488
Hollywood Entertainment Corp. (a)	5,900	41,300
Image Entertainment, Inc. (a)	700	2,888
International Speedway Corp. Class A	3,300	111,788
Internet Pictures Corp.	2,959	23,117
Isle Capri Casinos, Inc. (a)	1,000	15,625
Kushner Locke Co. (a)	6,400	10,400
Laser-Pacific Media Corp. (a)	2,700	9,450
Littlefield Corp. (a)	2,100	4,594
Mandalay Resort Group (a)	5,600	155,750
Metro-Goldwyn-Mayer, Inc. (a)	12,300	315,188
Common Stocks - continued
	Shares	Value (Note 1)
MEDIA & LEISURE - continued
Entertainment - continued
MGM Grand, Inc.	11,102	$ 381,631
NetCurrents, Inc. (a)	10,200	20,400
Park Place Entertainment Corp. (a)	29,800	437,688
Pinnacle Entertainment, Inc. (a)	1,200	24,750
Pixar (a)	4,500	148,500
Platinum Entertainment, Inc. (a)	500	45
Rentrak Corp. (a)	600	2,175
Royal Caribbean Cruises Ltd.	16,600	379,725
Six Flags, Inc. (a)	4,300	64,231
Speedway Motorsports, Inc. (a)	2,300	59,369
Ticketmaster Online CitySearch, Inc. Class B (a)	2,500	60,156
Vail Resorts, Inc. (a)	1,100	20,213
Venture Catalyst, Inc. (a)	3,900	13,406
Viacom, Inc. Class B (non-vtg.) (a)	106,834	7,191,264
Walt Disney Co.	144,700	5,634,256
World Wrestling Federation Entertainment, Inc. Class A	5,600	119,700
Zomax, Inc. (a)	5,000	97,188
		16,681,562
Leisure Durables & Toys - 0.2%
Adams Golf, Inc. (a)	400	450
Arctic Cat, Inc.	1,000	11,844
Brunswick Corp.	5,400	101,250
Callaway Golf Co.	4,200	60,638
Champion Enterprises, Inc. (a)	1,600	10,600
Coachmen Industries, Inc.	300	3,338
Direct Focus, Inc. (a)	900	26,944
Equity Marketing, Inc. (a)	2,400	33,900
Harley-Davidson, Inc.	22,600	1,125,763
Hasbro, Inc.	10,755	132,421
JAKKS Pacific, Inc. (a)	5,950	105,613
K2, Inc. (a)	700	7,744
Mattel, Inc.	28,416	280,608
National R.V. Holdings, Inc. (a)	300	2,944
Play By Play Toys & Novelties, Inc. (a)	6,500	7,719
Polaris Industries, Inc.	1,200	40,950
Rawlings Sporting Goods, Inc. (a)	4,400	26,675
Russ Berrie & Co., Inc.	700	14,350
Silicon Gaming, Inc. (a)	100	32
Silicon Gaming, Inc. warrants 7/26/04 (a)	100	0
T-HQ, Inc. (a)	4,700	100,463
Thor Industries, Inc.	200	4,663
Toymax International, Inc. (a)	4,000	12,000
West Marine, Inc. (a)	600	5,400
Winnebago Industries, Inc.	3,100	39,719
		2,156,028
Lodging & Gaming - 0.2%
Anchor Gaming (a)	800	58,600

	Shares	Value (Note 1)
Argosy Gaming Co. (a)	600	$ 9,600
Aztar Corp. (a)	1,600	23,300
Boca Resorts, Inc. Class A (a)	900	10,013
Boyd Gaming Corp. (a)	300	1,388
Championship Auto Racing Teams, Inc. (a)	1,900	44,294
Choice Hotels International, Inc. (a)	1,600	14,300
Churchill Downs, Inc.	2,200	51,975
Crestline Capital Corp. (a)	830	16,341
Dover Downs Entertainment, Inc.	1,400	14,088
Extended Stay America, Inc. (a)	5,200	77,025
Gaylord Entertainment Co.	1,600	41,800
Gtech Holdings Corp. (a)	1,700	30,388
Harrah's Entertainment, Inc. (a)	7,800	221,325
Hilton Hotels Corp.	23,737	237,370
International Game Technology (a)	4,550	131,950
Interstate Hotels Corp. Class A (a)	127	294
Lodgian, Inc. (a)	300	806
Marcus Corp.	400	4,925
Marriott International, Inc. Class A	16,800	663,600
MeriStar Hotels & Resorts, Inc. (a)	200	500
Penn National Gaming, Inc. (a)	100	1,400
Prime Hospitality Corp. (a)	1,900	19,713
Starwood Hotels & Resorts Worldwide, Inc. unit	19,556	625,792
Station Casinos, Inc. (a)	3,100	44,563
Suburban Lodges of America, Inc. (a)	200	1,438
Trump Hotels & Casino Resorts, Inc. (a)	700	1,925
U.S. Franchise Systems, Inc. Class A (a)	6,700	29,313
WMS Industries, Inc. (a)	1,300	20,800
		2,398,826
Publishing - 0.6%
A.H. Belo Corp. Class A	7,400	141,525
American Greetings Corp. Class A	3,700	68,913
Applied Graphics Technologies, Inc. (a)	860	3,279
Banta Corp.	1,200	26,475
Dow Jones & Co., Inc.	6,000	375,375
Gannett Co., Inc.	19,200	1,087,200
Harcourt General, Inc.	6,700	397,394
Harte Hanks Communications, Inc.	4,100	103,013
Hollinger International, Inc. Class A	6,900	112,988
Houghton Mifflin Co.	1,900	93,456
Information Holdings, Inc. (a)	1,100	35,338
John Wiley & Sons, Inc. Class A	3,600	71,550
Journal Register Co. (a)	2,400	39,600
Knight-Ridder, Inc.	8,000	437,000
Lee Enterprises, Inc.	2,500	70,000
Martha Stewart Living Omnimedia, Inc. Class A	2,300	77,625
McGraw-Hill Companies, Inc.	13,400	829,963
Media General, Inc. Class A	1,400	72,100
Meredith Corp.	3,000	81,938
Penton Media, Inc.	3,000	93,938
Common Stocks - continued
	Shares	Value (Note 1)
MEDIA & LEISURE - continued
Publishing - continued
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	400	$ 5,875
PRIMEDIA, Inc. (a)	10,400	185,900
Pulitzer, Inc.	200	8,613
Reader's Digest Association, Inc. Class A (non-vtg.)	7,000	269,500
Scholastic Corp. (a)	2,300	147,631
The McClatchy Co. Class A	2,700	96,694
The New York Times Co. Class A	14,400	564,300
Topps Co., Inc. (a)	12,800	100,800
Tribune Co.	21,268	759,002
Washington Post Co. Class B	587	298,783
Ziff-Davis, Inc. - ZD	6,300	69,300
		6,725,068
Restaurants - 0.4%
Applebee's International, Inc.	5,100	115,706
Avado Brands, Inc.	800	1,175
Bob Evans Farms, Inc.	4,800	81,600
Boston Chicken, Inc. (a)	400	4
Brinker International, Inc. (a)	4,500	142,875
Buca, Inc. (a)	4,700	53,169
Buffets, Inc. (a)	4,700	62,275
CBRL Group, Inc.	12,500	150,781
CEC Entertainment, Inc. (a)	750	21,656
Cheesecake Factory, Inc. (a)	1,875	67,617
CKE Restaurants, Inc.	1,711	6,844
Darden Restaurants, Inc.	4,000	70,750
Dave & Busters, Inc. (a)	1,700	13,600
Einstein/Noah Bagel Corp. (a)	100	7
Fine Host Corp. (a)	500	0
Garden Fresh Restaurant Corp. (a)	2,900	36,250
Jack in the Box, Inc. (a)	1,200	26,475
Landry's Seafood Restaurants, Inc.	1,500	11,813
Lone Star Steakhouse & Saloon, Inc.	7,800	65,813
McDonald's Corp.	93,600	2,796,300
Morrison Management Specialists, Inc.	3,080	82,005
O'Charleys, Inc. (a)	150	1,913
Outback Steakhouse, Inc. (a)	2,200	50,463
P.F. Chang's China Bistro, Inc. (a)	3,700	110,769
Papa John's International, Inc. (a)	1,900	42,988
PopMail.com, Inc. (a)	7,200	6,300
Prandium, Inc. (a)	1,100	171
Rainforest Cafe, Inc. (a)	1,350	3,291
Rare Hospitality International, Inc. (a)	4,100	115,313
Rubio's Restaurants, Inc. (a)	7,800	50,700
Ryan's Family Steak Houses, Inc. (a)	1,200	9,750
Schlotzskys, Inc. (a)	100	384
Sodexho Marriott Services, Inc.	3,800	61,750
Sonic Corp. (a)	3,150	102,769
Starbucks Corp. (a)	10,700	391,888
Taco Cabana, Inc. Class A (a)	5,200	23,075

	Shares	Value (Note 1)
Tricon Global Restaurants, Inc. (a)	8,300	$ 241,738
Wendy's International, Inc.	5,000	94,375
		5,114,352
TOTAL MEDIA & LEISURE		56,580,590
NONDURABLES - 4.0%
Agriculture - 0.0%
Alico, Inc.	200	3,225
Charles River Labs International, Inc.	2,200	60,363
Delta & Pine Land Co.	2,500	61,094
Fresh Del Monte Produce Inc. (a)	2,900	17,038
Hines Horticulture, Inc. (a)	800	4,200
Northland Cranberries, Inc. Class A	200	325
Tejon Ranch Co.	700	17,325
		163,570
Beverages - 1.1%
Adolph Coors Co. Class B	2,500	148,906
Anheuser-Busch Companies, Inc.	31,500	2,482,594
Beringer Wine Estates Holdings, Inc. Class B (a)	1,300	71,906
Boston Beer Co., Inc. Class A (a)	600	5,550
Brown-Forman Corp. Class B (non-vtg.)	4,700	249,100
Canandaigua Brands, Inc. Class A (a)	2,000	107,750
Chalone Wine Group, Inc. (a)	200	1,763
Coca-Cola Bottling Co. Consolidated	500	20,031
Coca-Cola Enterprises, Inc.	29,100	541,988
Genesee Corp. Class B	100	3,063
M&F Worldwide Corp. (a)	500	2,719
National Beverage Corp. (a)	600	4,200
Pepsi Bottling Group, Inc.	10,200	323,850
Ravenswood Winery, Inc. (a)	100	1,413
Robert Mondavi Corp. Class A (a)	500	20,500
The Coca-Cola Co.	172,800	9,093,600
Whitman Corp.	9,200	121,325
		13,200,258
Foods - 1.4%
Agribrands International, Inc. (a)	540	21,465
American Italian Pasta Co. Class A (a)	1,000	16,938
Archer-Daniels-Midland Co.	43,639	384,569
Bestfoods	19,100	1,348,938
Bridgford Foods Corp.	400	5,150
Campbell Soup Co.	29,300	743,488
Chiquita Brands International, Inc.	800	2,650
ConAgra, Inc.	39,131	716,586
Corn Products International, Inc.	2,600	65,325
Dean Foods Co.	2,600	81,250
Del Monte Foods Co. (a)	2,900	19,031
Dole Food Co., Inc.	3,500	49,438
Dreyer's Grand Ice Cream, Inc.	1,700	35,302
Earthgrains Co.	3,100	54,638
Farmer Brothers Co.	100	17,231
Flowers Industries, Inc.	7,200	156,600
Common Stocks - continued
	Shares	Value (Note 1)
NONDURABLES - continued
Foods - continued
Gardenburger, Inc. (a)	400	$ 2,000
General Mills, Inc.	20,600	661,775
Gum Tech International, Inc. (a)	3,500	44,406
H.J. Heinz Co.	24,500	934,063
Hershey Foods Corp.	9,600	409,800
Horizon Organic Holding Corp. (a)	200	1,744
Hormel Foods Corp.	9,600	148,200
IBP, Inc.	7,000	112,438
International Multifoods Corp.	1,000	16,313
Interstate Bakeries Corp.	5,100	91,481
J&J Snack Food Corp. (a)	300	4,238
J.M. Smucker Co.	1,700	32,619
Keebler Foods Co.	5,800	265,713
Kellogg Co.	28,100	651,569
Lancaster Colony Corp.	3,850	88,791
Lance, Inc.	1,500	13,969
Maui Land & Pineapple, Inc.	300	7,125
McCormick & Co., Inc. (non-vtg.)	4,600	134,263
Michael Foods, Inc.	1,200	28,500
Nabisco Group Holdings Corp.	22,600	634,213
Nabisco Holdings Corp. Class A	3,500	187,031
Penford Corp.	600	10,913
PepsiCo, Inc.	100,600	4,288,075
Pilgrims Pride Corp.	1,200	8,175
Quaker Oats Co.	9,100	618,231
Ralcorp Holdings, Inc. (a)	1,680	22,680
Ralston Purina Co.	21,300	481,913
Rica Foods, Inc. (a)	500	7,938
Riviana Foods, Inc.	700	11,988
Sanderson Farms, Inc.	200	1,275
Sara Lee Corp.	60,000	1,117,500
Seaboard Corp.	100	19,500
Smithfield Foods, Inc. (a)	3,800	100,938
Suiza Foods Corp. (a)	3,600	180,000
Sysco Corp.	23,200	981,650
Tasty Baking Co.	200	2,263
Tootsie Roll Industries, Inc.	2,200	88,550
Tyson Foods, Inc. Class A	15,200	139,650
Universal Foods Corp.	4,000	82,000
Vlasic Foods International, Inc. (a)	1,550	2,519
Wm. Wrigley Jr. Co.	8,400	622,125
		16,976,733
Household Products - 1.0%
Alcide Corp. (a)	300	4,969
Aptargroup, Inc.	2,600	60,613
Avon Products, Inc.	16,500	646,594
BioShield Technologies, Inc. (a)	4,200	48,300
Block Drug Co., Inc. Class A	1,518	61,479
Brady Corp. Class A	1,700	49,194
Church & Dwight Co., Inc.	2,500	44,844
Clorox Co.	16,258	588,336

	Shares	Value (Note 1)
Colgate-Palmolive Co.	40,200	$ 2,047,688
Del Laboratories, Inc.	200	2,400
Dial Corp.	6,300	64,575
Enamelon, Inc. (a)	200	62
Estee Lauder Companies, Inc. Class A	10,000	409,375
French Fragrances, Inc. (a)	400	2,850
Gillette Co.	72,800	2,184,000
Guest Supply, Inc. (a)	200	3,725
Helen of Troy Corp. (a)	1,400	7,875
Inter Parfums, Inc. (a)	300	2,175
International Flavors & Fragrances, Inc.	7,000	180,250
NCH Corp.	400	14,925
Playtex Products, Inc. (a)	3,900	46,313
Procter & Gamble Co.	91,800	5,674,388
Racing Champions Corp. (a)	4,500	6,609
Revlon, Inc. Class A (a)	7,700	54,863
Tristar Corp. (a)	500	2,875
Ultralife Batteries, Inc. (a)	600	7,388
USA Detergents, Inc. (a)	5,500	19,422
Vulcan International Corp.	100	3,425
Yankee Candle Co., Inc.	3,100	61,031
York Group, Inc.	400	1,600
		12,302,143
Tobacco - 0.5%
DIMON, Inc.	1,100	3,438
Philip Morris Companies, Inc.	161,300	4,778,513
RJ Reynolds Tobacco Holdings, Inc.	7,300	261,887
Schweitzer-Mauduit International, Inc.	500	7,250
Universal Corp.	3,200	82,800
UST, Inc.	11,700	253,013
		5,386,901
TOTAL NONDURABLES		48,029,605
PRECIOUS METALS - 0.1%
Battle Mountain Gold Co. (a)	18,000	33,750
Coeur d'Alene Mines Corp. (a)	9,400	15,275
Echo Bay Mines Ltd. (a)	5,300	4,286
Homestake Mining Co.	34,700	193,019
Meridian Gold, Inc. (a)	10,100	67,608
Newmont Mining Corp.	15,045	279,273
Stillwater Mining Co. (a)	2,200	74,800
TOTAL PRECIOUS METALS		668,011
RETAIL & WHOLESALE - 4.3%
Apparel Stores - 0.4%
Abercrombie & Fitch Co. Class A (a)	4,374	101,422
American Eagle Outfitters, Inc. (a)	2,000	59,625
AnnTaylor Stores Corp. (a)	1,900	68,400
Cato Corp. Class A	800	9,900
Charming Shoppes, Inc. (a)	9,300	50,569
Chico's FAS, Inc. (a)	4,800	187,200
Christopher & Banks Corp. (a)	3,900	138,450
Common Stocks - continued
	Shares	Value (Note 1)
RETAIL & WHOLESALE - continued
Apparel Stores - continued
Claire's Stores, Inc.	3,600	$ 70,875
Dress Barn, Inc. (a)	1,000	21,313
Factory 2-U Stores, Inc. (a)	1,500	51,844
Footstar, Inc. (a)	900	26,775
Gap, Inc.	57,925	1,299,692
Genesco, Inc. (a)	1,200	19,425
Goody's Family Clothing (a)	1,100	5,053
Guess, Inc. (a)	2,000	45,375
Gymboree Corp. (a)	900	4,444
Hibbett Sporting Goods, Inc. (a)	2,200	49,775
IKON Office Solutions, Inc.	3,200	16,000
Intimate Brands, Inc. Class A	31,720	511,485
iTurf, Inc. (a)	3,600	5,850
Just for Feet, Inc. (a)	6,200	194
Kenneth Cole Productions, Inc. Class A (a)	700	30,844
Paul Harris Stores, Inc. (a)	100	119
Payless ShoeSource, Inc. (a)	3,661	195,406
Ross Stores, Inc.	9,300	140,663
Stage Stores, Inc. (a)	700	82
Talbots, Inc.	1,100	73,631
The Childrens Place Retail Stores, Inc. (a)	4,700	138,650
The Limited, Inc.	27,452	549,040
The Men's Wearhouse, Inc. (a)	3,300	100,650
TJX Companies, Inc.	17,500	329,219
Too, Inc. (a)	825	20,316
United Stationers, Inc. (a)	5,000	162,188
Venator Group, Inc. (a)	5,600	78,400
Wet Seal, Inc. Class A (a)	1,700	23,800
		4,586,674
Appliance Stores - 0.0%
Cellstar Corp. (a)	8,600	34,400
Drug Stores - 0.3%
CVS Corp.	27,086	1,005,568
Duane Reade, Inc. (a)	4,000	88,500
E Com Ventures, Inc. (a)	1,300	1,544
Longs Drug Stores Corp.	2,500	47,188
Rite Aid Corp.	14,100	56,400
Walgreen Co.	70,200	2,307,825
		3,507,025
General Merchandise Stores - 1.9%
7-Eleven, Inc. (a)	13,100	175,213
99 Cents Only Stores (a)	2,174	97,694
Ames Department Stores, Inc. (a)	8,800	44,550
BJ's Wholesale Club, Inc. (a)	5,200	176,150
Bradlees, Inc. (a)	2,500	6,406
Consolidated Stores Corp. (a)	7,294	99,381
Cost Plus, Inc. (a)	3,725	125,253
Costco Wholesale Corp. (a)	30,700	1,057,231
Dillards, Inc. Class A	10,600	135,813

	Shares	Value (Note 1)
Dollar General Corp.	22,701	$ 466,789
Dollar Tree Stores, Inc. (a)	7,175	291,036
Elder Beerman Stores Corp. (a)	500	2,250
Family Dollar Stores, Inc.	11,000	198,000
Federated Department Stores, Inc. (a)	14,300	395,038
Freds, Inc. Class A	600	14,400
Hot Topic, Inc. (a)	3,400	96,263
JCPenney Co., Inc.	17,269	241,766
Jo-Ann Stores, Inc. Class A (a)	500	3,281
Kmart Corp. (a)	31,300	219,100
Kohls Corp. (a)	22,500	1,260,000
Michaels Stores, Inc. (a)	2,200	77,000
Neiman Marcus Group, Inc. Class A (a)	1,700	57,056
Nordstrom, Inc.	6,300	108,675
Party City Corp. (a)	450	1,441
Pricesmart, Inc. (a)	200	7,500
Saks, Inc. (a)	8,831	88,310
Sears, Roebuck & Co.	24,100	751,619
Shopko Stores, Inc. (a)	2,700	30,881
Stein Mart, Inc. (a)	1,300	15,275
Target Corp.	63,200	1,469,400
The May Department Stores Co.	23,300	534,444
Tuesday Morning Corp. (a)	2,200	24,200
Value City Department Stores, Inc. (a)	500	4,500
Wal-Mart Stores, Inc.	313,400	14,866,913
		23,142,828
Grocery Stores - 0.4%
Albertson's, Inc.	27,459	590,369
Central Garden & Pet Co. (a)	5,600	42,000
Delhaize America, Inc.	8,655	129,825
Fleming Companies, Inc.	4,800	74,100
Great Atlantic & Pacific Tea, Inc.	1,200	16,800
Hain Celestial Group, Inc. (a)	5,268	164,625
HomeGrocer.com, Inc.	7,100	28,844
Krispy Kreme Doughnuts, Inc.	1,900	176,700
Kroger Co. (a)	55,080	1,249,628
Nash-Finch Co.	200	1,950
Performance Food Group Co. (a)	2,200	81,675
Safeway, Inc. (a)	38,400	1,893,600
SUPERVALU, Inc.	8,944	133,601
United Natural Foods, Inc. (a)	4,700	71,088
VitaminShoppe.com, Inc.	5,200	5,200
Weis Markets, Inc.	1,200	40,800
Whole Foods Market, Inc. (a)	4,200	212,100
Wild Oats Markets, Inc. (a)	6,175	66,381
Winn-Dixie Stores, Inc.	8,700	121,256
		5,100,542
Retail & Wholesale, Miscellaneous - 1.3%
1-800 CONTACTS, Inc. (a)	600	24,113
1-800-FLOWERS.COM, Inc. Class A	4,700	24,675
800-JR Cigar, Inc. (a)	300	3,844
Action Performance Companies, Inc. (a)	7,600	30,400
Advanced Marketing Services, Inc.	600	10,763
Common Stocks - continued
	Shares	Value (Note 1)
RETAIL & WHOLESALE - continued
Retail & Wholesale, Miscellaneous - continued
AgriBioTech, Inc. (a)	1,000	$ 8
Alberto-Culver Co. Class B	3,800	107,588
Alloy Online, Inc. (a)	3,300	29,081
Ashford.com, Inc.	4,000	11,250
Barnes & Noble, Inc. (a)	4,300	74,444
Bed Bath & Beyond, Inc. (a)	19,400	340,713
Best Buy Co., Inc. (a)	14,200	876,850
Beyond.com Corp. (a)	9,500	11,578
Blair Corp.	300	6,638
Blue Rhino Corp. (a)	5,100	19,444
Bluefly, Inc. (a)	2,800	8,925
Books-A-Million, Inc. (a)	4,400	14,300
Borders Group, Inc. (a)	5,000	66,563
Brookstone Co., Inc. (a)	200	2,613
BUY.com, Inc.	7,090	19,719
Cannondale Corp. (a)	100	631
Circuit City Stores, Inc. - Circuit City Group	14,000	363,125
Coldwater Creek, Inc. (a)	600	19,200
Cole National Corp. Class A	500	3,500
Cyberian Outpost, Inc. (a)	4,000	15,000
Daisytek International Corp.	5,700	39,188
Damark International, Inc. Class A (a)	100	1,558
dELiA*s, Inc. (a)	4,500	11,250
Drugstore.com, Inc.	2,900	17,763
E4L, Inc. (a)	100	38
Egghead.com, Inc. (a)	8,308	23,366
Elcom International, Inc. (a)	2,200	12,925
Electronics Boutique Holding Corp. (a)	1,300	29,250
eMerge Interactive, Inc. Class A	3,930	86,706
Emerging Vision, Inc. (a)	3,900	6,094
Enesco Group, Inc.	5,100	33,150
Envision Development Corp.	200	2,650
eToys, Inc. (a)	15,400	69,300
Fatbrain.com, Inc. (a)	4,600	18,256
Finish Line, Inc. Class A (a)	1,500	11,906
Finishmaster, Inc. (a)	900	5,625
Finlay Enterprises, Inc. (a)	300	3,788
Fogdog, Inc.	6,400	6,000
Friedmans, Inc. Class A	600	3,038
FTD.com, Inc. Class A	9,400	22,913
Gadzooks, Inc. (a)	3,700	55,500
Genesis Direct, Inc. (a)	3,000	18
GenesisIntermedia.com, Inc. (a)	3,100	49,213
Global Sports, Inc. (a)	800	7,000
Good Guys, Inc. (a)	4,600	35,650
GSV, Inc. (a)	980	1,409
Guitar Center, Inc. (a)	2,300	34,500
Handleman Co. (a)	1,200	14,850
Hollywood.com, Inc. (a)	1,200	10,050
Home Depot, Inc.	161,500	7,762,094

	Shares	Value (Note 1)
IdeaMall, Inc. (a)	500	$ 1,969
InterTAN, Inc. (a)	1,600	22,200
J. Jill Group, Inc. (a)	5,100	47,175
K-Tel International, Inc. (a)	4,100	7,175
Land's End, Inc. (a)	2,000	48,875
Lillian Vernon Corp.	200	2,225
Lowe's Companies, Inc.	26,632	1,193,447
MediaBay, Inc. (a)	800	1,825
MotherNature.com, Inc.	7,900	5,184
Multiple Zones International, Inc. (a)	4,100	18,450
Musicland Stores Corp. (a)	1,600	11,400
Navarre Corp. (a)	5,900	13,644
Network Commerce, Inc.	1,300	7,150
Newpark Resources, Inc. (a)	2,100	21,525
Office Depot, Inc. (a)	21,300	155,756
Officemax, Inc. (a)	7,000	36,313
PC Connection, Inc.	2,250	145,688
PEAPOD, Inc. (a)	12,600	23,625
PETCO Animal Supplies, Inc. (a)	1,200	25,200
Pets.com, Inc.	1,450	1,405
PETsMART, Inc. (a)	14,700	67,988
Pier 1 Imports, Inc.	7,550	88,713
Piercing Pagoda, Inc. (a)	300	6,394
RadioShack Corp.	12,940	763,460
Rex Stores Corp. (a)	1,500	26,813
RoweCom, Inc. (a)	4,100	24,600
School Specialty, Inc. (a)	1,200	21,675
SCP Pool Corp. (a)	600	17,588
Sharper Image Corp. (a)	1,100	22,000
Shop At Home, Inc. (a)	5,200	19,175
SkyMall, Inc. (a)	700	2,450
Spiegel, Inc. Class A	12,000	81,750
Stamps.com, Inc. (a)	800	5,250
Staples, Inc. (a)	33,475	514,678
Streamline.com, Inc. (a)	4,200	2,494
Sunglass Hut International, Inc. (a)	14,300	103,675
The Sports Authority, Inc. (a)	1,300	2,763
Tiffany & Co., Inc.	10,000	416,250
Toys 'R' Us, Inc. (a)	14,800	269,175
Tractor Supply Co. (a)	300	3,900
Transportation World Entertainment Corp. (a)	2,900	28,094
Tweeter Home Entertainment Group, Inc. (a)	2,600	93,438
U.S. Office Products Co. (a)	1,363	596
U.S.A. Floral Products, Inc. (a)	1,000	313
Ultimate Electronics, Inc. (a)	3,400	119,213
Valley Media, Inc. (a)	3,000	8,250
Value America, Inc. (a)	20,800	14,950
Ventro Corp.	3,200	45,600
Webvan Group, Inc.	800	3,200
Whitehall Jewellers, Inc. (a)	600	5,400
Common Stocks - continued
	Shares	Value (Note 1)
RETAIL & WHOLESALE - continued
Retail & Wholesale, Miscellaneous - continued
Williams-Sonoma, Inc. (a)	3,800	$ 136,563
Zale Corp. (a)	2,400	88,650
		15,255,302
TOTAL RETAIL & WHOLESALE		51,626,771
SERVICES - 1.3%
Advertising - 0.3%
Ackerley Group, Inc.	700	7,919
ADVO, Inc. (a)	4,100	167,844
Digital Impact, Inc.	800	7,625
DoubleClick, Inc. (a)	7,932	322,733
Egreetings Network, Inc.	5,800	6,888
Getty Images, Inc. (a)	3,900	163,800
HA-LO Industries, Inc. (a)	1,250	6,250
Interep National Radio Sales, Inc. Class A	2,900	18,488
Interpublic Group of Companies, Inc.	20,600	787,950
Key3Media Group, Inc. (a)	3,150	23,822
Lamar Advertising Co. Class A (a)	5,950	276,303
Leapnet, Inc. (a)	6,325	19,766
LifeMinders, Inc.	1,900	57,000
Mediaplex, Inc.	1,500	19,031
MyPoints.com, Inc.	2,832	38,586
NetCreations, Inc.	500	10,563
Newgen Results Corp. (a)	3,400	59,075
Omnicom Group, Inc.	12,400	1,034,625
R.H. Donnelley Corp. (a)	1,300	27,300
Switchboard, Inc.	2,900	26,281
TMP Worldwide, Inc. (a)	6,000	415,125
Young & Rubicam, Inc.	4,700	274,950
YouthStream Media Networks, Inc. (a)	1,300	5,931
		3,777,855
Educational Services - 0.1%
Apollo Group, Inc. Class A (a)	5,250	214,266
Argosy Education Group, Inc. Class A (a)	1,100	7,563
Career Education Corp. (a)	1,600	63,900
Corinthian Colleges, Inc. (a)	900	48,600
Devry, Inc. (a)	5,000	186,875
Edison Schools, Inc.	5,000	155,000
Education Management Corp. (a)	2,600	65,650
Educational Video Conferencing, Inc. (a)	2,100	30,188
GP Strategies Corp. (a)	1,600	6,900
ITT Educational Services, Inc. (a)	2,900	66,700
New Horizons Worldwide, Inc. (a)	900	19,181
Prosoft Training.com (a)	3,100	41,463
Provant, Inc. (a)	2,300	15,669
SkillSoft Corp.	2,290	40,648

	Shares	Value (Note 1)
Strayer Education, Inc.	1,700	$ 39,020
Sylvan Learning Systems (a)	6,800	98,175
		1,099,798
Leasing & Rental - 0.1%
Aaron Rents, Inc. Class A	800	12,000
Aerocentury Corp. (a)	800	5,400
AMERCO (a)	1,800	35,325
ANC Rental Corp. (a)	4,000	28,000
Avis Group Holdings, Inc. Class A (a)	4,100	126,075
Blockbuster, Inc. Class A	9,200	86,250
Budget Group, Inc. Class A (a)	1,400	6,300
Central Parking Corp.	2,800	54,250
Dollar Thrifty Automotive Group, Inc. (a)	1,900	42,988
GATX Corp.	3,400	138,338
Hertz Corp. Class A	3,500	107,188
International Aircraft Investors (a)	1,100	6,188
Interpool, Inc.	2,300	27,744
Laser Vision Centers, Inc. (a)	4,800	29,550
McGrath RentCorp.	1,200	20,475
Mitcham Industries, Inc. (a)	1,500	8,531
National Equipment Services, Inc. (a)	300	1,575
Neff Corp. (a)	2,100	10,238
PLM International, Inc. (a)	1,200	7,725
Rainbow Rentals, Inc. (a)	800	10,100
Rent-A-Center, Inc. (a)	5,300	174,569
Rent-Way, Inc. (a)	1,770	43,365
Ryder System, Inc.	4,400	84,425
United Rentals, Inc. (a)	5,300	109,975
Universal Compression Holdings, Inc.	1,100	36,163
		1,212,737
Printing - 0.1%
Bowne & Co., Inc.	1,100	11,413
Consolidated Graphics, Inc. (a)	2,700	39,825
Cyrk, Inc. (a)	5,700	26,006
Deluxe Corp.	4,400	96,800
John H. Harland Co.	800	11,700
New England Business Service, Inc.	300	5,906
Paxar Corp. (a)	2,000	22,000
R.R. Donnelley & Sons Co.	7,900	203,425
Reynolds & Reynolds Co. Class A	4,500	81,563
Standard Register Co.	900	11,531
Valassis Communications, Inc. (a)	6,300	181,913
Wallace Computer Services, Inc.	1,300	15,113
		707,195
Services - 0.7%
Ablest, Inc. (a)	1,000	4,313
ABM Industries, Inc.	1,700	45,900
ACNielsen Corp. (a)	3,300	79,406
Administaff, Inc. (a)	1,000	81,500
AG Services of America, Inc. (a)	100	1,775
AHL Services, Inc. (a)	2,600	21,613
ALPNET, Inc. (a)	8,300	19,194
Common Stocks - continued
	Shares	Value (Note 1)
SERVICES - continued
Services - continued
Alterra Healthcare Corp. (a)	500	$ 1,219
Analytical Surveys, Inc. (a)	200	350
APAC Teleservices, Inc. (a)	4,400	34,925
Applied Analytical Industries, Inc. (a)	1,800	16,200
Assisted Living Concepts, Inc. (a)	400	250
Audio Visual Services Corp. (a)	900	675
Barrett Business Services, Inc. (a)	1,400	7,350
Berlitz International, Inc. (a)	1,100	11,138
Billing Information Concepts Corp. (a)	1,200	3,900
Boron LePore & Associates, Inc. (a)	600	5,925
Braun Consulting, Inc.	1,700	27,625
Bright Horizons Family Solutions, Inc. (a)	2,800	68,600
Brookdale Living Communities, Inc. (a)	100	1,513
Burns International Services Corp. (a)	2,600	55,900
Butler International, Inc.	1,300	8,613
Cadiz, Inc. (a)	1,900	18,406
Caremark Rx, Inc. (a)	13,300	130,506
Cash Technologies, Inc. (a)	3,400	23,588
Catalina Marketing Corp. (a)	4,500	192,094
CDI Corp. (a)	1,600	29,600
Cendant Corp. (a)	46,210	609,394
Century Business Services, Inc. (a)	2,300	4,025
CheckFree Corp. (a)	3,200	165,800
Chemed Corp.	900	27,563
Childtime Learning Centers, Inc. (a)	900	7,425
Cintas Corp.	11,811	490,895
Computer Horizons Corp. (a)	5,400	51,638
Convergys Corp. (a)	10,700	418,638
Cornell Companies, Inc. (a)	1,400	11,638
Corporate Executive Board Co. (a)	800	56,800
Correctional Services Corp. (a)	27	105
CPI Corp.	2,000	48,750
Creditrust Corp. (a)	6,700	8,794
Day Runner, Inc. (a)	60	38
Diamond Technology Partners, Inc. Class A (a)	1,500	95,719
DigitalThink, Inc.	1,920	65,400
Digitas, Inc.	3,500	48,125
Dun & Bradstreet Corp.	10,700	353,100
Ecolab, Inc.	9,600	373,800
Edgewater Technology, Inc. (a)	2,800	17,500
eGlobe, Inc. (a)	5,500	11,516
eLoyalty Corp.	3,950	53,819
Expedia, Inc. Class A	2,300	36,944
Fonar Corp. (a)	200	500
Forrester Research, Inc. (a)	1,200	73,350
FreeMarkets, Inc.	2,300	187,163
Frontline Capital Group (a)	2,700	47,419
FYI, Inc. (a)	600	23,400
G&K Services, Inc. Class A	5,300	153,700
Gartner Group, Inc. Class B (a)	4,500	50,625

	Shares	Value (Note 1)
Greg Manning Auctions, Inc. (a)	700	$ 6,431
H&R Block, Inc.	5,200	186,550
Hall Kinion & Associates, Inc. (a)	3,400	112,200
Headway Corporate Resources (a)	300	731
Heidrick & Struggles International, Inc. (a)	1,400	81,375
iBeam Broadcasting Corp.	9,900	105,188
Insurance Auto Auctions, Inc. (a)	1,000	16,500
Kelly Services, Inc. Class A	2,700	62,438
kforce.com, Inc. (a)	2,127	9,704
Korn/Ferry International (a)	2,700	82,181
Kroll-O'Gara Co. (a)	3,800	19,475
Labor Ready, Inc. (a)	1,800	6,975
Lason, Inc. (a)	12,200	28,975
Learning Tree International, Inc. (a)	1,600	109,500
Mace Security International, Inc. (a)	2,200	2,750
Macrovision Corp. (a)	3,500	373,188
Manpower, Inc.	5,400	195,413
MarchFirst, Inc. (a)	9,424	182,590
Marketing Services Group, Inc. (a)	500	2,563
Maximus, Inc. (a)	700	15,488
Media Arts Group, Inc. (a)	200	800
Media Metrix, Inc. (a)	1,400	34,650
MemberWorks, Inc. (a)	2,400	67,500
Modem Media . Poppe Tyson, Inc. (a)	4,400	46,475
Modis Professional Services, Inc. (a)	7,300	50,188
NAHC, Inc. (a)	300	8
National Processing, Inc. (a)	1,600	18,900
National Service Industries, Inc.	2,600	51,838
Navigant Consulting, Inc. (a)	6,050	24,200
NCO Group, Inc. (a)	3,400	59,075
NewsEdge Corp. (a)	500	1,063
Nextera Enterprises, Inc. (a)	5,100	19,125
Nobel Learning Communities, Inc. (a)	1,000	9,500
NOVA Corp. (a)	4,357	62,632
On Assignment, Inc. (a)	1,700	50,788
Organic, Inc.	4,830	34,716
PeoplePC, Inc.	7,900	67,348
Per-Se Technologies, Inc. (a)	933	11,138
Personnel Group of America, Inc. (a)	900	3,206
Pittston Co. - Brinks Group	4,000	62,250
Plastic Surgery Co.	300	956
Pre-Paid Legal Services, Inc. (a)	1,000	32,813
Probusiness Services, Inc. (a)	800	17,600
Professional Detailing, Inc. (a)	500	24,063
Profit Recovery Group International, Inc. (a)	8,150	73,605
Protection One, Inc. (a)	100	175
PTEK Holdings, Inc. (a)	8,316	29,626
RCM Technologies, Inc. (a)	1,400	6,650
Regis Corp.	3,200	50,600
Register.com, Inc.	300	4,200
RemedyTemp, Inc. Class A (a)	900	10,856
Renaissance Worldwide, Inc. (a)	2,000	3,125
Common Stocks - continued
	Shares	Value (Note 1)
SERVICES - continued
Services - continued
Robert Half International, Inc. (a)	12,500	$ 397,656
Rollins, Inc.	2,400	36,000
RTW, Inc. (a)	2,900	9,969
Rural/Metro Corp. (a)	500	1,000
Service Corp. International (SCI)	16,652	38,508
ServiceMaster Co.	21,850	211,672
SITEL Corp. (a)	2,200	12,650
Snyder Communications, Inc. (SNC)	4,300	117,713
SOS Staffing Services, Inc. (a)	300	825
Sotheby's Holdings, Inc. Class A	3,200	66,200
Source Information Management Co. (a)	4,400	44,550
Spherion Corp. (a)	4,720	58,115
Staff Leasing, Inc. (a)	4,800	19,200
StarTek, Inc. (a)	1,900	74,456
Sterile Recoveries, Inc. (a)	900	8,044
Student Advantage, Inc. (a)	500	4,688
Superior Consultant Holdings Corp. (a)	1,300	3,819
TechSys, Inc. (a)	800	7,000
Teletech Holdings, Inc. (a)	3,800	123,975
The Management Network Group, Inc.	1,200	24,075
Total System Services, Inc.	12,600	207,900
TRM Corp. (a)	1,400	4,900
True North Communications	3,500	162,313
Unifirst Corp.	1,100	11,138
Universal Access, Inc.	2,900	45,856
Veterinary Centers of America, Inc. (a)	8,300	120,350
Viad Corp.	6,700	196,394
Vicinity Corp.	1,410	15,686
Vision Twenty-One, Inc. (a)	3,700	578
Volt Information Sciences, Inc. (a)	1,200	40,575
Wackenhut Corp. (a)	1,400	19,863
Wackenhut Corrections Corp. (a)	2,100	19,031
Yellowave Corp. (a)	500	3,531
		9,023,775
TOTAL SERVICES		15,821,360
TECHNOLOGY - 34.2%
Communications Equipment - 5.5%
3Com Corp.	23,500	390,688
Accelerated Networks, Inc.	3,400	80,538
Ace Communication Corp. (a)	3,000	28,500
Active Voice Corp. (a)	6,900	92,288
ADC Telecommunications, Inc. (a)	46,170	1,890,084
Advanced Fibre Communications, Inc. (a)	4,600	243,153
AltiGen Communications, Inc.	3,200	16,800
Andrew Corp. (a)	5,600	165,900
Applied Signal Technology, Inc.	5,000	49,375
Aspect Communications Corp. (a)	2,600	58,663
Avanex Corp.	430	65,132
Brooktrout, Inc. (a)	2,900	98,600

	Shares	Value (Note 1)
C-Phone Corp. (a)	500	$ 453
Cable Design Technologies Corp. (a)	5,775	155,925
Cabletron Systems, Inc. (a)	10,700	400,581
Carrier Access Corp. (a)	1,400	67,025
CheckPoint Systems, Inc. (a)	900	7,200
Ciena Corp. (a)	9,500	2,106,031
Cisco Systems, Inc. (a)	485,172	33,294,929
Com21, Inc. (a)	3,200	53,200
Comdial Corp. (a)	5,700	13,003
Comverse Technology, Inc. (a)	10,579	972,607
Corning, Inc.	19,130	6,273,444
Corvis Corp.	11,800	1,224,988
Data Race, Inc. (a)	12,000	69,750
Davox Corp. (a)	6,800	85,850
Digital Island, Inc.	4,200	124,688
Ditech Communications Corp. (a)	1,400	82,600
Efficient Networks, Inc. (a)	3,700	198,817
Elcotel, Inc. (a)	6,000	8,625
General Datacomm Industries, Inc. (a)	100	600
Integrated Telecom Express, Inc.	2,900	91,169
Intelect Communications, Inc. (a)	20,200	38,506
InterDigital Communication Corp. (a)	2,400	42,900
Interlogix, Inc. (a)	778	11,962
InterVoice-Brite, Inc. (a)	1,987	24,713
Jabil Circuit, Inc. (a)	12,300	784,894
Lexent, Inc.	2,800	93,975
LoJack Corp. (a)	600	4,500
Lucent Technologies, Inc.	228,407	9,550,268
McDATA Corp. Class B	1,800	193,613
MCK Communications, Inc.	2,000	57,500
Metricom, Inc. (a)	2,300	93,581
Microtest, Inc. (a)	4,500	37,125
Natural MicroSystems Corp. (a)	3,000	223,688
Network Equipment Technologies, Inc. (a)	800	9,650
Next Level Communications, Inc.	5,400	238,275
OSI Systems, Inc. (a)	600	8,063
Osicom Technologies, Inc. (a)	600	35,400
P-Com, Inc. (a)	3,900	24,375
Panja, Inc. (a)	5,500	64,625
PictureTel Corp. (a)	1,300	12,634
Plantronics, Inc. (a)	3,900	194,756
Pliant Systems, Inc. (a)	3,900	17,306
Quentra Networks, Inc. (a)	8,900	39,494
Sycamore Networks, Inc.	16,700	2,296,250
Symmetricom, Inc. (a)	900	13,950
Tekelec (a)	3,000	118,500
Tellabs, Inc. (a)	27,888	1,566,957
Terayon Communication Systems, Inc. (a)	3,800	210,900
Tollgrade Communications, Inc. (a)	900	100,069
Turnstone Systems, Inc.	620	36,503
Tut Systems, Inc. (a)	1,100	110,688
Ultrak, Inc. (a)	3,800	28,500
UTStarcom, Inc.	2,400	57,300
Veramark Technologies, Inc. (a)	2,300	7,475
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Communications Equipment - continued
Video Network Communication, Inc. (a)	4,900	$ 11,025
VTEL Corp. (a)	10,600	33,125
Westell Technologies, Inc. Class A (a)	5,470	87,520
Western Multiplex Corp. Class A	3,600	71,775
XETA Technologies, Inc. (a)	3,600	60,525
Xircom, Inc. (a)	1,500	46,313
ZixIt Corp. (a)	900	43,875
		65,114,259
Computer Services & Software - 11.2%
24/7 Media, Inc. (a)	5,100	73,631
4Front Technologies, Inc. (a)	2,100	33,173
About.com, Inc. (a)	1,200	52,350
Acclaim Entertainment, Inc. (a)	18,800	35,250
Accrue Software, Inc.	2,400	51,150
ActionPoint, Inc. (a)	2,000	16,125
Activision, Inc. (a)	4,500	63,000
Actuate Software Corp. (a)	1,600	41,500
ACTV, Inc. (a)	3,400	60,563
Acxiom Corp. (a)	7,900	201,450
Adam.com, Inc. (a)	1,800	7,763
Adept Technology, Inc. (a)	2,500	124,844
Adobe Systems, Inc.	7,900	1,027,000
Advantage Learning Systems, Inc. (a)	800	23,500
Advent Software, Inc. (a)	3,500	215,688
Aether Systems, Inc.	2,700	373,950
Affiliated Computer Services, Inc. Class A (a)	3,100	144,344
Affinity Technology Group, Inc. (a)	10,800	8,438
Affymetrix, Inc. (a)	3,400	268,600
AGENCY.COM Ltd.	1,600	38,300
Agile Software Corp.	2,500	173,594
AHT Corp. (a)	1,000	500
Akamai Technologies, Inc.	578	43,675
Allaire Corp. (a)	3,000	101,813
AlphaNet Solutions, Inc. (a)	400	1,650
Alternative Resources Corp. (a)	700	788
Amazon.com, Inc. (a)	24,200	1,004,300
America Online, Inc. (a)	160,299	9,397,529
American Management Systems, Inc. (a)	4,800	89,700
American Software, Inc. Class A (a)	3,800	16,150
Ansoft Corp. (a)	500	7,000
AnswerThink Consulting Group, Inc. (a)	1,940	33,223
Ansys, Inc. (a)	9,100	96,119
AppliedTheory Corp. (a)	800	6,450
Applix, Inc. (a)	2,600	12,025
AppNet Systems, Inc. (a)	2,400	118,650
Apropos Technology, Inc.	750	9,563
AremisSoft Corp. (a)	2,000	54,500
ARI Network Services, Inc. (a)	2,800	5,775
Ariba, Inc.	16,400	2,580,950
ARIS Corp. (a)	700	2,450

	Shares	Value (Note 1)
Art Technology Group, Inc.	4,500	$ 458,719
Artisoft, Inc. (a)	3,200	34,400
Ask Jeeves, Inc.	1,800	54,900
Aspen Technology, Inc. (a)	2,800	128,625
At Home Corp. Series A (a)	24,600	358,238
At Plan, Inc.	2,900	17,581
Audiohighway.com (a)	5,400	6,075
Autobytel.com, Inc. (a)	5,700	28,856
Autodesk, Inc.	1,800	50,625
Automatic Data Processing, Inc.	43,500	2,593,688
Autoweb.Com, Inc. (a)	5,100	8,766
Avant! Corp. (a)	7,000	101,938
AVT Corp. (a)	7,300	43,344
Aware, Inc. (a)	1,400	62,738
Axent Technolgies, Inc. (a)	1,780	42,275
Aztec Technology Partners, Inc. (a)	6,600	10,313
b2bstores.com, Inc.	3,700	7,400
barnesandnoble.com, Inc. Class A (a)	7,900	31,600
Barra, Inc. (a)	700	40,338
Base Ten Systems, Inc. Class A (a)	40	31
Be Free, Inc.	1,900	11,519
BEA Systems, Inc. (a)	16,000	1,089,000
Bell & Howell Co. (a)	3,800	84,550
Bell Industries, Inc.	7,300	18,706
BindView Development Corp. (a)	4,200	41,213
Bitstream, Inc. (a)	10,400	43,550
Bitwise Designs, Inc. (a)	1,900	8,966
Black Box Corp. (a)	1,400	83,300
Blue Martini Software, Inc.	4,800	333,600
Bluestone Software, Inc.	3,600	84,150
BMC Software, Inc. (a)	14,245	384,615
Bottomline Technologies, Inc. (a)	1,400	44,363
Breakaway Solutions, Inc.	1,700	25,288
Brio Technology, Inc. (a)	1,200	11,100
Broadbase Software, Inc.	3,200	67,000
BroadVision, Inc. (a)	17,059	588,536
BSQUARE Corp.	1,200	20,400
C-bridge Internet Solutions, Inc.	700	11,813
CACI International, Inc. Class A (a)	700	15,750
Cadence Design Systems, Inc. (a)	14,752	313,480
Caldera Systems, Inc.	2,200	17,050
Calico Commerce, Inc.	626	6,319
CAM Commerce Solutions, Inc. (a)	2,300	14,303
Cambridge Technology Partners, Inc. (a)	5,000	30,781
Caminus Corp.	100	1,688
CareInsite, Inc. (a)	4,500	100,688
CE Software, Inc. (a)	400	0
CenterSpan Communications Corp. (a)	1,300	20,719
Centra Software, Inc.	1,280	11,760
Centura Software Corp. (a)	1,900	6,472
Ceridian Corp. (a)	9,300	224,944
Cerner Corp. (a)	3,400	129,413
Chordiant Software, Inc.	1,910	23,039
Ciber, Inc. (a)	4,300	44,344
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Computer Services & Software - continued
Citrix Systems, Inc. (a)	9,700	$ 213,400
Clarent Corp.	4,182	199,691
Clarus Corp. (a)	2,600	157,300
Click Communication, Inc.	2,500	75,000
CMGI, Inc. (a)	19,408	868,508
CNET Networks, Inc. (a)	5,500	184,250
Cobalt Networks, Inc.	3,300	163,763
Cognizant Technology Solutions Corp. (a)	1,200	51,300
Command Systems, Inc. (a)	1,300	3,006
Commerce One, Inc.	10,600	662,831
Complete Business Solutions, Inc. (a)	1,255	16,943
CompuCom Systems, Inc. (a)	200	700
Computer Associates International, Inc.	41,256	1,309,878
Computer Concepts Corp.	600	525
Computer Learning Centers, Inc. (a)	420	604
Computer Sciences Corp. (a)	11,399	901,233
Compuware Corp. (a)	18,900	199,631
Concero, Inc. (a)	1,700	14,025
Concord Communications, Inc. (a)	1,200	28,800
Concur Technologies, Inc. (a)	3,000	9,188
Continuus Software Corp.	3,800	8,550
Corillian Corp.	500	3,906
Corio, Inc.	7,700	99,619
Cornerstone Internet Solutions Co. (a)	5,000	4,688
Corsair Communictions, Inc. (a)	3,700	40,700
CoStar Group, Inc. (a)	2,189	60,471
Covad Communications Group, Inc. (a)	8,525	139,064
Critical Path, Inc. (a)	4,158	321,206
Crosswalk.com, Inc. (a)	300	619
CSG Systems International, Inc. (a)	3,300	149,119
CSP, Inc. (a)	3,700	19,425
CUseeMe Networks, Inc. (a)	1,700	12,431
Cybercash, Inc. (a)	7,900	42,956
CyberOptics Corp. (a)	1,950	56,550
CyberSource Corp. (a)	2,800	34,650
Cylink Corp. (a)	100	1,425
DAOU Systems, Inc. (a)	200	400
Data Broadcasting Corp. (a)	1,000	4,000
Data Dimensions, Inc. (a)	200	275
Data Return Corp.	1,800	35,859
Datalink Corp.	2,200	34,238
Datastream Systems, Inc. (a)	2,700	24,638
Datatec Systems, Inc. (a)	5,200	25,025
Dataware Technologies, Inc. (a)	3,100	12,400
Dendrite International, Inc. (a)	3,950	104,922
Digex, Inc. Class A	1,700	143,969
Digi International, Inc. (a)	3,900	30,225
Digimarc Corp.	1,100	16,500
Digital Insight Corp.	1,100	29,150
Divine Interventures, Inc.	7,700	69,781
DocuCorp International, Inc. (a)	20	76

	Shares	Value (Note 1)
Documentum, Inc. (a)	1,600	$ 114,500
drkoop.com, Inc. (a)	16,600	24,900
DSET Corp. (a)	3,600	97,425
DSL.net, Inc.	300	1,838
DST Systems, Inc. (a)	5,010	470,940
E.piphany, Inc.	2,300	239,200
EarthLink, Inc. (a)	7,153	80,471
EarthWeb, Inc. (a)	3,200	43,600
eBay, Inc. (a)	18,100	1,122,200
ebenX, Inc.	1,900	39,900
EBT International, Inc. (a)	3,100	18,794
Eclipsys Corp. (a)	3,105	44,634
eCollege.com	4,000	26,500
eFax.com, Inc. (a)	3,800	1,544
eGain Communications Corp.	5,100	66,619
Electric Lightwave, Inc. Class A (a)	200	2,600
Electronic Arts, Inc. (a)	3,900	420,956
Electronic Data Systems Corp.	32,100	1,598,981
Electronics for Imaging, Inc. (a)	3,900	101,400
Eloquent, Inc.	930	4,563
eLOT, Inc. (a)	10,800	19,575
Embarcadero Technologies, Inc.	300	12,600
Engage, Inc.	10,900	154,644
Engineering Animation, Inc. (a)	3,300	36,300
Enlighten Software Solutions, Inc. (a)	4,000	7,750
Entrade, Inc. (a)	1,600	8,000
Entrust Technologies, Inc. (a)	2,400	71,400
Epicor Software Corp. (a)	438	1,766
ePresence, Inc. (a)	600	4,500
Eprise Corp.	4,700	73,144
Equifax, Inc.	7,600	193,325
eShare Technologies, Inc. (a)	2,500	10,000
eSoft, Inc. (a)	4,600	34,500
ESPS, Inc. (a)	4,100	12,044
Etinuum, Inc.	8,000	39,000
EuroWeb International Corp. (a)	4,200	15,225
eXcelon Corp. (a)	1,500	12,094
Exchange Applications, Inc. (a)	3,300	81,056
Exodus Communications, Inc. (a)	28,500	1,950,469
F5 Networks, Inc. (a)	1,500	87,000
FactSet Research Systems, Inc.	1,700	58,119
Fair, Isaac & Co., Inc.	600	27,563
FirePond, Inc.	1,900	39,663
First Data Corp.	28,400	1,354,325
Fiserv, Inc. (a)	8,600	466,013
Fonix corp (a)	18,900	20,081
Fortel, Inc. (a)	10,000	16,875
Foundry Networks, Inc.	7,900	735,194
Frontline Communications Corp. (a)	1,600	2,000
Galileo International, Inc.	6,000	111,750
General Magic, Inc. (a)	13,500	94,922
Genuity, Inc.	13,500	115,931
Geoworks Corp. (a)	1,000	11,438
Go2Net, Inc. (a)	2,000	138,000
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Computer Services & Software - continued
GoTo.com, Inc. (a)	3,500	$ 65,188
GraphOn Corp. (a)	4,300	26,875
Great Plains Software, Inc. (a)	1,700	46,219
GRIC Communications, Inc.	2,000	21,063
Health Management Systems, Inc. (a)	400	1,113
Healthcare.com Corp. (a)	1,800	5,738
HealthCentral.com	4,800	21,300
Healtheon/WebMD Corp. (a)	11,348	200,009
HearMe, Inc. (a)	3,900	33,881
High Speed Access Corp. (a)	5,200	29,900
HNC Software, Inc.	1,200	65,288
Homeseekers.com, Inc. (a)	3,700	9,944
Homestore.com, Inc.	5,100	276,356
HotJobs.com Ltd.	1,200	22,875
Hyperion Solutions Corp. (a)	2,995	94,717
i2 Technologies, Inc. (a)	13,140	2,223,124
IDT Corp. (a)	1,500	59,625
IDX Systems Corp. (a)	900	15,300
ImaginOn, Inc. (a)	1,500	1,219
iManage, Inc.	300	3,300
IMR Global Corp. (a)	950	11,281
IMS Health, Inc.	19,700	371,838
Inet Technologies, Inc. (a)	2,900	117,088
InfoCure Corp. (a)	3,700	14,742
Infogrames, Inc. (a)	600	4,463
Infonautics, Inc. (a)	2,000	6,500
Infonet Services Corp. Class B	20,200	263,863
Informatica Corp. (a)	2,200	220,000
Information Architects Corp. (a)	1,700	10,838
Information Management Association, Inc. (a)	5,000	78
Informix Corp. (a)	24,760	151,655
Inforte Corp.	640	23,000
InfoSpace.com, Inc. (a)	15,600	608,400
InfoUSA, Inc. (a)	600	3,713
Inktomi Corp. (a)	7,600	990,850
Innodata Corp. (a)	2,300	23,431
Innoveda, Inc. (a)	1,600	6,400
Inprise Corp. (a)	2,800	16,363
insci-statements.com Corp. (a)	8,200	23,063
InteliData Technologies Corp. (a)	4,800	33,300
IntelliCorp, Inc. (a)	6,100	8,388
Intelligroup, Inc.	2,300	5,319
Interactive Intelligence, Inc.	2,100	93,056
InterCept Group, Inc. (a)	2,500	58,125
Interliant, Inc.	3,200	42,400
Internap Network Services Corp.	8,800	316,800
Internet America, Inc. (a)	4,300	16,125
Internet Capital Group, Inc.	1,800	62,775
Internet Commerce Corp. (a)	600	9,225
Internet Security Systems, Inc. (a)	2,200	178,200

	Shares	Value (Note 1)
Internet.com Corp. (a)	1,200	$ 37,800
Intertrust Technologies Corp.	4,800	77,100
InterWorld Corp.	2,500	50,313
Interwoven, Inc.	3,200	307,200
IntraNet Solutions, Inc. (a)	2,400	108,750
Intuit, Inc. (a)	12,631	756,281
iVillage, Inc. (a)	6,200	41,463
iXL Enterprises, Inc. (a)	4,400	42,075
J.D. Edwards & Co. (a)	6,700	166,244
Jack Henry & Associates, Inc.	4,800	213,000
JDA Software Group, Inc. (a)	3,400	43,987
Juno Online Services, Inc. (a)	5,400	33,750
Kana Communications, Inc.	6,028	241,874
Keane, Inc. (a)	4,000	69,250
Keynote Systems, Inc.	1,600	48,400
Landacorp, Inc.	4,000	9,500
Lante Corp.	2,060	19,313
Latitude Communications, Inc. (a)	2,400	21,525
Launch Media, Inc. (a)	2,600	19,663
Learn2.com, Inc. (a)	2,100	5,250
Legato Systems, Inc. (a)	3,200	38,800
Level 8 Systems, Inc. (a)	1,500	30,000
Liberate Technologies	5,700	175,275
Lightning Rod Software, Inc.	400	1,200
Lightspan, Inc.	2,380	8,442
Lionbridge Technologies, Inc.	3,100	29,256
Liquid Audio, Inc.	4,200	29,269
Litronic, Inc. (a)	2,900	15,406
Litton Industries, Inc. (a)	2,300	127,219
Log On America, Inc. (a)	2,300	7,619
LookSmart Ltd.	5,500	92,125
Loudeye Technologies, Inc.	2,000	22,000
Lycos, Inc. (a)	7,500	532,500
Macromedia, Inc. (a)	3,300	228,061
Mail.com, Inc. Class A (a)	1,700	10,731
Manhattan Associates, Inc. (a)	400	18,550
Manugistics Group, Inc. (a)	2,400	210,600
Mapics, Inc. (a)	700	4,200
MapInfo Corp. (a)	2,550	105,825
Marimba, Inc. (a)	2,500	42,188
Marketwatch.com, Inc. (a)	200	2,350
MatrixOne, Inc.	2,600	89,700
McAfee.com Corp.	2,300	60,519
MedCom USA, Inc. (a)	11,100	21,159
Media 100, Inc. (a)	2,700	49,613
MedicaLogic, Inc.	3,300	22,069
Mentor Graphics Corp. (a)	9,300	175,538
Mercator Software, Inc. (a)	3,100	48,438
Mercury Computer Systems, Inc. (a)	2,600	73,694
Mercury Interactive Corp. (a)	5,000	610,938
MessageMedia, Inc. (a)	5,800	20,844
Meta Group, Inc. (a)	2,450	35,525
MetaCreations Corp. (a)	3,700	30,988
Metasolv Software, Inc.	1,300	53,138
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Computer Services & Software - continued
MicroAge, Inc. (a)	11,000	$ 1,375
Micromuse, Inc. (a)	2,000	303,750
Microsoft Corp. (a)	366,905	25,614,555
MicroStrategy, Inc. Class A (a)	3,300	91,988
Microware Systems Corp. (a)	5,500	10,313
Midway Games, Inc. (a)	239	2,061
Momentum Business Applications Inc (a)	52	543
MP3.com, Inc.	2,900	23,925
Multex.com, Inc. (a)	2,900	63,075
MyTurn.com, Inc. (a)	2,500	26,563
National Computer Systems, Inc.	4,100	297,763
National Data Corp.	1,600	47,000
National Information Consortium, Inc.	3,500	33,250
National Instrument Corp. (a)	3,150	136,041
Navidec, Inc. (a)	3,100	25,769
NaviSite, Inc.	3,600	173,250
NCR Corp. (a)	5,900	238,213
NEON Systems, Inc. (a)	900	15,131
Net Perceptions, Inc. (a)	1,600	22,700
Net.Genesis Corp.	300	2,513
Netcentives, Inc.	1,500	14,438
Netegrity, Inc. (a)	1,200	105,600
Netguru, Inc. (a)	1,800	32,175
NetIQ Corp.	2,288	129,272
NetManage, Inc. (a)	8,200	23,319
NetObjects, Inc. (a)	3,300	11,963
Netplex Group, Inc. (a)	3,800	4,988
NETRIX Corp. (a)	600	4,350
Netsol International, Inc. (a)	100	2,600
NetSolve, Inc.	1,900	16,863
NetSpeak Corp. (a)	3,000	36,000
Network Engines, Inc.	2,300	89,988
Network Peripherals, Inc. (a)	3,300	47,438
Network-1 Security Solutions, Inc. (a)	2,100	14,438
Networks Associates, Inc. (a)	6,961	180,116
NetZero, Inc.	6,400	27,000
New Era of Networks, Inc. (a)	4,000	140,250
Niku Corp.	100	2,706
Novell, Inc. (a)	23,100	282,975
Nuance Communications, Inc.	2,000	263,250
Numerical Technologies, Inc.	1,000	39,125
NYFIX, Inc. (a)	300	11,250
Objective Systems Integrators, Inc. (a)	4,700	63,156
Omega Research, Inc. (a)	1,200	3,600
ON Technology Corp. (a)	3,000	7,688
OneMain.com, Inc. (a)	4,000	39,438
OneSource Information Services, Inc. (a)	3,500	41,563
OnHealth Network Co. (a)	1,100	3,472
ONYX Software Corp. (a)	3,500	79,406
Open Market, Inc. (a)	6,100	51,469
OpenTV Corp.	723	40,127

	Shares	Value (Note 1)
Optika, Inc. (a)	1,900	$ 7,838
Optio Software, Inc.	3,000	9,375
Oracle Corp. (a)	197,600	17,969,250
Osage Systems Group, Inc. (a)	4,500	6,188
OTG Software, Inc.	1,400	31,325
Packeteer, Inc.	1,600	77,000
Parametric Technology Corp. (a)	19,000	254,125
Paychex, Inc.	26,075	1,163,597
PC-Tel, Inc.	1,900	53,200
pcOrder.com, Inc. (a)	3,100	16,372
Peerless Systems Corp. (a)	200	263
Pegasus Solutions, Inc. (a)	3,050	60,619
Pegasystems, Inc. (a)	100	438
PeopleSoft, Inc. (a)	16,940	546,315
Peregrine Systems, Inc. (a)	7,662	244,705
Peritus Software Services, Inc. (a)	900	153
Perot Systems Corp. (a)	4,700	48,763
Persistence Software, Inc. (a)	700	11,900
Pervasive Software, Inc. (a)	6,200	20,344
Pfsweb, Inc.	9,421	25,908
Pharmacopeia, Inc. (a)	2,800	117,425
Phoenix Technologies Ltd. (a)	3,000	51,750
Phone.com, Inc. (a)	5,300	489,919
Pilot Network Services, Inc. (a)	4,400	58,300
Policy Management Systems Corp. (a)	1,700	22,950
Polycom, Inc. (a)	2,000	224,750
Portal Software, Inc. (a)	11,300	624,325
PowerCerv Corp. (a)	6,100	7,434
Preview Systems, Inc.	700	6,081
Previo, Inc. (a)	25	163
Priceline.com, Inc. (a)	11,400	309,938
Primix Solutions, Inc. (a)	3,500	9,625
Primus Knowledge Solutions, Inc.	800	18,850
Prodigy Communications Corp. Class A (a)	3,620	27,263
Progress Software Corp. (a)	4,000	54,750
Promotions.com, Inc.	2,400	9,300
Proxicom, Inc. (a)	3,600	87,075
PSINet, Inc. (a)	13,676	240,185
Puma Technology, Inc. (a)	3,800	92,388
PurchasePro.com, Inc.	2,300	132,897
QRS Corp. (a)	1,450	26,553
Quadramed Corp. (a)	6,500	10,969
quepasa.com, Inc. (a)	4,700	5,581
Quest Software, Inc.	4,900	252,963
Quintus Corp.	1,765	23,055
Quokka Sports, Inc.	1,200	8,250
Radiant Systems, Inc. (a)	2,700	46,238
Rainbow Technologies, Inc. (a)	2,550	101,044
Ramp Networks, Inc. (a)	3,700	18,963
Rare Medium Group, Inc. (a)	3,500	35,000
Rational Software Corp. (a)	6,000	772,125
RAVISENT Technologies, Inc.	4,700	20,563
Razorfish, Inc. Class A (a)	5,850	73,856
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Computer Services & Software - continued
RealNetworks, Inc. (a)	10,500	$ 511,219
Red Hat, Inc.	9,900	248,738
Redback Networks, Inc. (a)	9,800	1,463,875
Remedy Corp. (a)	2,200	51,425
Resonate, Inc.	1,900	83,719
Retek, Inc.	1,600	55,100
Rogue Wave Software, Inc. (a)	4,700	31,725
S1 Corp. (a)	3,195	55,713
Saba Software, Inc.	2,400	68,700
Sabre Holdings Corp. Class A	6,869	191,473
Sagent Technology, Inc. (a)	6,400	68,000
Salon.com, Inc. (a)	5,600	11,025
Sanchez Computer Associates, Inc. (a)	1,300	27,788
Santa Cruz Operation, Inc. (a)	4,300	19,888
Sapient Corp. (a)	7,400	388,500
Savvis Communications Corp.	5,080	44,768
Scient Corp.	4,900	132,606
SciQuest.com, Inc.	700	6,738
SeaChange International, Inc. (a)	2,250	67,500
Secure Computing Corp. (a)	4,000	99,750
Segue Software, Inc. (a)	1,900	15,556
SEI Investments Co.	5,700	361,950
Selectica, Inc.	1,100	52,456
Sema Group PLC sponsored ADR (a)	2,210	81,494
Sequoia Software Corp.	5,100	57,375
Seranova, Inc. (a)	2,300	19,694
SERENA Software, Inc. (a)	700	30,800
ShowCase Corp.	5,000	36,250
Siebel Systems, Inc. (a)	13,590	2,688,272
SignalSoft Corp.	1,600	79,300
SilverStream Software, Inc.	1,300	45,175
SmarterKids.com, Inc.	5,000	7,500
SmartServ Online, Inc. (a)	900	33,131
Smith Micro Software, Inc. (a)	5,500	26,125
Smith-Gardner & Assocs, Inc. (a)	2,900	11,600
SoftNet Systems, Inc. (a)	2,400	16,650
Software Spectrum, Inc. (a)	3,700	48,100
Software Technologies Corp.	3,000	58,500
Software.com, Inc. (a)	3,200	465,800
Sonic Foundry, Inc. (a)	1,800	16,763
Sonic Solutions, Inc. (a)	3,800	10,925
Sonus Networks, Inc.	100	16,638
SpeedUs.com (a)	6,300	22,247
Sportsline.com, Inc. (a)	1,000	17,688
SPSS, Inc. (a)	100	2,788
StarBase Corp. (a)	4,200	28,350
StarMedia Network, Inc. (a)	3,700	31,450
StorageNetworks, Inc.	2,100	213,150
Structural Dynamics Research Corp. (a)	5,900	95,138
SunGard Data Systems, Inc. (a)	8,668	312,048
Support.com, Inc.	2,300	71,336

	Shares	Value (Note 1)
Sybase, Inc. (a)	7,900	$ 216,756
Sykes Enterprises, Inc. (a)	6,200	87,188
Symantec Corp. (a)	3,100	151,319
Synopsys, Inc. (a)	4,665	172,897
Syntel, Inc. (a)	1,400	13,125
Systems & Computer Technology Corp. (a)	3,800	68,163
Take-Two Interactive Software, Inc. (a)	8,800	121,963
Talarian Corp.	5,300	97,388
Talk Visual Corp. (a)	11,900	5,474
TCSI Corp. (a)	8,300	15,044
Technology Solutions, Inc.	8,650	26,761
Telescan, Inc. (a)	1,100	5,294
TenFold Corp. (a)	400	2,700
The Bisys Group (a)	3,700	278,656
The Cobalt Group, Inc.	2,800	14,525
The viaLink Co. (a)	2,400	22,800
theglobe.com, Inc. (a)	6,500	9,039
TheStreet.Com, Inc. (a)	3,700	32,838
TIBCO Software, Inc.	14,000	1,427,125
Tier Technologies, Inc. (a)	7,500	48,750
Timberline Software Corp.	354	2,213
Titan Corp. (a)	2,974	73,235
Track Data Corp. (a)	8,300	15,822
Transaction Systems Architects, Inc. Class A (a)	2,000	36,750
Travelocity.com, Inc. (a)	1,300	17,875
TREEV, Inc. (a)	7,700	51,975
TSR, Inc. (a)	100	531
Tumbleweed Communications Corp.	1,858	116,357
Ulticom, Inc.	1,300	77,025
Unicomp, Inc. (a)	4,900	6,738
Unify Corp. (a)	2,000	7,875
Unisys Corp. (a)	16,500	214,500
US Interactive, Inc.	1,900	14,844
Usinternetworking, Inc. (a)	5,975	61,617
USSEARCH.com, Inc. (a)	4,800	8,250
V-One Corp. (a)	5,900	16,963
VA Linux Systems, Inc.	2,807	154,385
ValueClick, Inc.	900	10,350
VelocityHSI, Inc. (a)	520	1,820
Verilink Corp. (a)	3,400	26,988
VeriSign, Inc. (a)	13,382	2,661,345
VERITAS Software Corp. (a)	26,725	3,222,033
Verity, Inc. (a)	800	36,600
Versant Corp. (a)	3,200	16,200
Versata, Inc.	1,800	44,888
Vertel Corp. (a)	5,700	73,388
VerticalNet, Inc. (a)	5,400	287,550
Via Net.Works, Inc.	2,930	37,907
Viant Corp. (a)	3,300	45,788
Vignette Corp. (a)	14,586	556,091
VirtualFund.com, Inc. (a)	4,900	10,106
Visual Data Corp. (a)	3,100	10,463
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Computer Services & Software - continued
Visual Networks, Inc. (a)	6,100	$ 49,181
Vitria Technology, Inc.	8,600	404,200
Voyager.net, Inc.	600	4,163
Walker Interactive Systems, Inc. (a)	4,600	17,825
WatchGuard Technologies, Inc.	1,900	93,338
Wave Systems Corp. Class A (a)	2,100	43,313
Wavo Corp. (a)	1,300	934
Webb Interactive Services, Inc. (a)	4,400	41,250
WebEx Communications, Inc.	2,500	138,438
webMethods, Inc.	3,251	349,279
WebTrends Corp. (a)	1,500	56,508
Wind River Systems, Inc. (a)	3,250	132,438
Wink Communications, Inc.	200	3,325
Witness Systems, Inc.	1,170	23,254
WorldGate Communications, Inc. (a)	1,300	25,675
XCare.net, Inc.	840	4,200
Xceed, Inc. (a)	1,800	13,725
Xpedior, Inc.	2,600	27,950
Xybernaut Corp. (a)	2,100	16,275
Yahoo!, Inc. (a)	37,834	4,596,831
Zamba Corp. (a)	3,800	22,800
ZapMe! Corp.	5,700	13,894
ZeroPlus.com, Inc. (a)	3,800	8,313
		132,879,858
Computers & Office Equipment - 7.7%
Adaptec, Inc. (a)	5,500	134,750
Advanced Digital Information Corp. (a)	7,800	132,600
Alpha Microsystems (a)	5,500	22,000
Alteon Websystems, Inc.	2,500	370,000
Apple Computer, Inc. (a)	21,700	1,322,344
Applied Digital Solutions, Inc. (a)	11,100	45,094
Ariel Corp. (a)	14,100	43,622
Aspeon, Inc. (a)	2,900	10,331
Auspex Systems, Inc.	800	7,000
Avici Systems, Inc.	3,900	584,269
Brocade Communications Systems, Inc. (a)	8,100	1,829,081
CacheFlow, Inc.	2,300	251,563
CDW Computer Centers, Inc. (a)	6,000	441,000
Comdisco, Inc.	8,600	206,400
Communication Intelligence Corp. (a)	3,900	13,163
Compaq Computer Corp.	116,861	3,980,578
Computer Network Technology Corp. (a)	1,300	26,000
Concurrent Computer Corp. (a)	3,700	63,363
Copper Mountain Networks, Inc. (a)	3,100	185,806
Cray, Inc. (a)	16,700	98,634
Crossroads Systems, Inc.	8,000	90,000
Dataram Corp. (a)	3,250	106,031
Datawatch Corp. (a)	5,200	9,425
Dell Computer Corp. (a)	178,700	7,795,788
Diebold, Inc.	6,900	194,925

	Shares	Value (Note 1)
Digital Lightwave, Inc. (a)	1,871	$ 164,180
Digital River, Inc. (a)	6,900	47,438
Dot Hill Systems Corp. (a)	300	2,663
ECCS, Inc. (a)	2,600	9,588
Echelon Corp. (a)	2,900	136,481
Emachines ltd.	8,200	16,400
EMC Corp. (a)	152,150	14,910,700
Emulex Corp. (a)	2,800	293,125
En Pointe Technologies, Inc. (a)	1,400	10,500
Encad, Inc. (a)	300	938
Equinox Systems, Inc. (a)	3,300	18,253
Exabyte Corp. (a)	100	600
Extended Systems, Inc. (a)	500	22,938
Extreme Networks, Inc. (a)	8,200	763,113
FileNET Corp. (a)	1,000	19,250
Finisar Corp.	8,200	380,275
FOCUS Enhancements, Inc. (a)	5,600	9,100
FVC.com, Inc. (a)	1,000	7,063
Gadzoox Networks, Inc.	5,700	51,656
Gateway, Inc. (a)	21,600	1,470,960
Globix Corp. (a)	1,900	50,944
GoAmerica, Inc. (a)	2,100	22,969
Hauppauge Digital, Inc. (a)	500	4,750
Hewlett-Packard Co.	71,552	8,639,904
HMT Technology Corp. (a)	1,200	2,962
Hunt Corp.	300	2,700
Hutchinson Technology, Inc. (a)	5,300	125,875
Imation Corp. (a)	3,000	66,750
Ingram Micro, Inc. Class A (a)	4,300	64,500
Insight Enterprises, Inc. (a)	1,850	92,963
Intergraph Corp. (a)	1,500	9,000
Interlink Electronics, Inc. (a)	1,200	31,050
International Business Machines Corp.	123,400	16,288,800
Interphase Corp. (a)	4,100	84,563
Intraware, Inc. (a)	1,200	12,600
Intrusion.com, Inc. (a)	3,700	55,038
Iomega Corp. (a)	8,100	33,413
ION Networks, Inc. (a)	2,400	9,000
Itron, Inc. (a)	600	3,600
JNI Corp.	1,600	107,400
Juniper Networks, Inc. (a)	21,800	4,659,750
Komag, Inc. (a)	1,500	4,031
Kronos, Inc. (a)	2,900	108,388
Lexmark International Group, Inc. Class A (a)	7,900	535,719
Maxtor Corp. (a)	6,500	50,984
Micron Electronics, Inc. (a)	10,500	145,031
MICROS Systems, Inc. (a)	1,800	31,613
Mitek Systems, Inc. (a)	3,900	23,644
MMC Networks, Inc. (a)	2,700	328,894
MRV Communications, Inc. (a)	3,300	254,306
MTI Technology Corp. (a)	3,200	20,200
Neoware Systems, Inc. (a)	5,600	20,650
Netopia, Inc. (a)	1,000	36,625
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Computers & Office Equipment - continued
Netpliance, Inc.	3,400	$ 18,063
Network Appliance, Inc. (a)	20,700	2,421,900
Oak Technology, Inc. (a)	2,200	64,075
ObjectSoft Corp. (a)	4,483	5,183
Palm, Inc.	38,050	1,674,200
Paradyne Networks, Inc.	3,300	70,744
Performance Technologies, Inc. (a)	2,900	40,238
Pitney Bowes, Inc.	16,500	603,281
Planar Systems, Inc. (a)	600	11,100
Pomeroy Computer Resources, Inc. (a)	200	4,650
Procom Technology, Inc. (a)	2,300	110,975
Programmer's Paradise, Inc. (a)	1,200	4,350
Proxim, Inc. (a)	1,400	84,088
Quantum Corp.:
DLT & Storage Systems Group (a)	6,726	91,221
Hard Disk Drive Group (a)	9,413	91,777
RadiSys Corp. (a)	2,200	123,063
Read-Rite Corp. (a)	19,000	171,594
RSA Security, Inc. (a)	1,900	112,219
Safeguard Scientifics, Inc. (a)	7,800	222,788
SanDisk Corp. (a)	3,900	325,650
SBS Technologies, Inc. (a)	2,600	134,063
Scan-Optics, Inc. (a)	300	253
ScanSoft, Inc. (a)	8,633	21,043
ScanSource, Inc. (a)	1,500	89,906
SCI Systems, Inc. (a)	9,200	568,100
SCM Microsystems, Inc. (a)	600	32,663
Seagate Technology, Inc. (a)	14,700	872,813
SED International Holdings, Inc. (a)	100	325
Silicon Graphics, Inc.	29,800	139,688
Splash Technology Holdings, Inc. (a)	5,100	46,059
Sun Microsystems, Inc. (a)	110,320	14,003,745
Symbol Technologies, Inc.	8,275	342,378
Syquest Technology, Inc. (a)	1,100	2
Tech Data Corp. (a)	3,900	201,338
Telxon Corp. (a)	2,000	39,500
The Sedona Corp. (a)	6,200	15,500
Tidel Technologies, Inc. (a)	7,800	61,913
Trident Microsystems, Inc. (a)	500	5,844
UniView Technologies Corp. (a)	6,700	21,775
Valence Technology, Inc. (a)	3,400	57,588
Western Digital Corp. (a)	7,800	45,825
Xerox Corp.	43,200	693,900
Zebra Technologies Corp.:
Class A (a)	3,500	189,000
Class B	180	9,720
		92,071,704
Electronic Instruments - 1.3%
Aclara Biosciences, Inc.	1,800	70,200
Aeroflex, Inc. (a)	1,250	45,938

	Shares	Value (Note 1)
Agilent Technologies, Inc.	30,570	$ 1,843,753
Anadigics, Inc. (a)	2,050	73,800
Analogic Corp.	400	15,000
APA Optics, Inc. (a)	4,900	88,200
Applied Materials, Inc. (a)	55,557	4,795,264
Aurora Biosciences Corp. (a)	1,400	95,725
Barringer Technologies, Inc. (a)	300	2,813
Beckman Coulter, Inc.	4,200	319,725
Bruker Daltonics, Inc.	3,800	190,950
Caliper Technologies Corp.	1,100	68,338
Cerprobe Corp. (a)	100	1,700
Cholestech Corp. (a)	100	744
Chromatics Color Sciences International, Inc. (a)	500	906
Cognex Corp. (a)	4,200	168,000
Cohu, Inc.	3,000	61,500
Credence Systems Corp. (a)	2,800	163,975
Electro Scientific Industries, Inc. (a)	1,900	78,256
FEI Co. (a)	400	12,050
Fisher Scientific International, Inc. (a)	1,000	21,938
Genomic Solutions, Inc.	4,600	73,313
Hathaway Corp. (a)	4,200	31,500
Helix Technology, Inc.	2,700	102,263
II-VI, Inc. (a)	2,817	151,414
Illumina, Inc.	2,200	98,450
Keithley Instruments, Inc.	2,000	151,875
KLA-Tencor Corp. (a)	12,100	794,063
Kulicke & Soffa Industries, Inc. (a)	3,400	61,838
LAM Research Corp. (a)	7,000	210,875
LTX Corp. (a)	2,600	66,463
Luminex Corp.	1,600	64,000
Meade Instruments Corp. (a)	2,600	62,400
Mechanical Technology, Inc. (a)	4,500	50,906
Molecular Devices Corp. (a)	1,600	132,500
Nanometrics, Inc. (a)	1,400	69,650
Newport Corp.	1,800	286,200
Novellus Systems, Inc. (a)	7,900	486,344
Packard BioScience Co.	2,400	47,700
PE Corp. - Biosystems Group	14,076	1,384,727
PerkinElmer, Inc.	2,500	224,844
Photon Dynamics, Inc. (a)	2,500	117,344
Precision Optics Corp., Inc. (a)	4,000	50,000
Reliability, Inc. (a)	100	344
Rudolph Technologies, Inc.	2,100	84,000
Sawtek, Inc. (a)	2,300	116,006
Sequenom, Inc.	3,040	91,580
Silicon Valley Group, Inc. (a)	600	16,725
Sunrise Telecom, Inc.	3,400	152,788
Tektronix, Inc.	2,600	198,088
Teradyne, Inc. (a)	11,400	738,863
Therma-Wave, Inc.	1,200	32,550
Thermo Electron Corp. (a)	12,370	287,603
Transgenomic, Inc.	2,000	42,000
Trimble Navigation Ltd. (a)	3,200	133,000
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Electronic Instruments - continued
Varian, Inc. (a)	3,900	$ 190,125
Waters Corp. (a)	8,400	668,325
Zygo Corp. (a)	1,900	150,813
		15,740,254
Electronics - 8.4%
3Dfx Interactive, Inc. (a)	7,092	32,357
Act Manufacturing, Inc. (a)	3,300	168,094
Actel Corp. (a)	1,600	70,400
Advanced Energy Industries, Inc. (a)	1,000	57,125
Advanced Micro Devices, Inc. (a)	19,600	737,450
ALL American Semiconductor, Inc. (a)	3,900	72,150
Alliance Semiconductor Corp. (a)	2,900	76,306
Alpine Group, Inc. (a)	5,000	29,063
Altera Corp. (a)	26,400	1,711,050
Amkor Technology, Inc. (a)	8,100	276,413
Amphenol Corp. Class A (a)	4,200	268,800
Analog Devices, Inc. (a)	23,800	2,391,900
Applied Micro Circuits Corp. (a)	8,100	1,643,794
Applied Science & Technology, Inc. (a)	4,200	64,838
Arrow Electronics, Inc. (a)	4,800	174,600
Artesyn Technologies, Inc. (a)	5,800	241,063
AstroPower, Inc. (a)	2,700	92,813
Atmel Corp. (a)	26,800	536,000
Audiovox Corp. Class A (a)	1,600	29,000
Avnet, Inc.	2,869	171,781
AVX Corp.	10,300	308,356
AXT, Inc. (a)	1,000	38,625
BEI Technologies, Inc.	2,400	137,250
Bel Fuse, Inc. Class A (a)	100	3,475
Benchmark Electronics, Inc. (a)	100	5,206
Blue Wave Systems, Inc. (a)	3,900	24,131
Brightpoint, Inc. (a)	5,600	35,350
Broadcom Corp. Class A (a)	15,500	3,875,000
California Micro Devices Corp. (a)	3,400	85,850
Celeritek, Inc. (a)	2,800	125,650
Centillium Communications, Inc.	1,600	119,200
ChipPac, Inc.	4,600	83,950
Cidco, Inc. (a)	6,700	23,659
Cirrus Logic, Inc. (a)	8,100	245,025
Conductus, Inc. (a)	3,900	75,623
Conexant Systems, Inc. (a)	13,218	491,544
Conolog Corp. (a)	5,700	8,550
Cree, Inc. (a)	1,700	234,175
CTS Corp.	3,300	169,331
Cypress Semiconductor Corp. (a)	6,700	331,231
Dallas Semiconductor Corp.	4,600	190,325
DDi Corp.	1,000	38,125
Dense-Pac Microsystems, Inc (a)	5,500	35,750
DMC Stratex Networks, Inc. (a)	4,015	102,633
Elantec Semiconductor, Inc. (a)	1,400	123,900
Electroglas, Inc. (a)	5,200	116,675

	Shares	Value (Note 1)
ESS Technology, Inc. (a)	1,300	$ 22,506
Exar Corp.	2,100	253,313
Ezenia!, Inc. (a)	200	775
Fairchild Semiconduct International, Inc. Class A	3,700	147,075
Gatefield Corp. (a)	20	95
General Semiconductor, Inc. (a)	6,800	99,025
GlobeSpan, Inc. (a)	4,900	590,144
Harmonic, Inc. (a)	5,822	195,037
Hi/fn, Inc.	2,425	153,988
Illinois Superconductor Corp. (a)	1,800	5,625
Innovex, Inc.	600	9,000
Insilicon Corp.	4,800	97,800
Integrated Circuit Systems, Inc.	1,000	27,500
Integrated Device Technology, Inc. (a)	5,300	465,075
Integrated Silicon Solution (a)	1,800	52,875
Intel Corp.	469,478	35,152,165
International Rectifier Corp. (a)	3,100	195,106
Intersil Holding Corp. Class A	1,840	99,360
Irvine Sensors Corp. (a)	8,700	27,459
IXYS Corp. (a)	3,800	152,950
Jaco Electronics, Inc. (a)	4,050	73,976
JDS Uniphase Corp. (a)	64,554	8,035,965
KEMET Corp. (a)	5,200	156,000
Kent Electronics Corp. (a)	900	26,325
Kopin Corp. (a)	4,400	147,125
Lattice Semiconductor Corp. (a)	2,300	179,113
Linear Technology Corp.	21,500	1,546,656
LSI Logic Corp. (a)	19,614	704,878
Maxim Integrated Products, Inc. (a)	18,800	1,648,525
Maxwell Technologies, Inc. (a)	3,100	50,763
MEMC Electronic Materials, Inc. (a)	900	16,200
Merix Corp. (a)	3,150	152,775
Methode Electronics, Inc. Class A	2,500	150,313
Micrel, Inc. (a)	7,400	565,638
Micro Linear Corp. (a)	100	525
Microchip Technology, Inc. (a)	4,500	306,281
Micron Technology, Inc. (a)	38,000	3,106,500
Micronetics Wireless, Inc. (a)	3,900	37,538
Microsemi Corp. (a)	3,800	160,550
MIPS Technologies, Inc. Class A (a)	2,600	148,850
Molex, Inc.	12,737	672,673
Motorola, Inc.	149,036	5,374,611
National Semiconductor Corp. (a)	10,600	471,700
NeoMagic Corp. (a)	1,000	3,594
Netergy Networks, Inc. (a)	1,000	11,875
NETsilicon, Inc.	2,600	67,275
Network Access Solutions Corp. (a)	3,900	30,956
New Focus, Inc.	300	41,419
NU Horizons Electronics Corp.	4,300	112,875
NVIDIA Corp. (a)	3,400	269,875
Omnivision Technologies, Inc.	3,900	175,500
Pacific Aerospace & Electronics, Inc. (a)	11,600	13,413
Pericom Semiconductor Corp. (a)	2,300	170,200
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Electronics - continued
Photronics, Inc. (a)	4,495	$ 131,760
Pioneer Standard Electronics, Inc.	1,300	17,794
Pixelworks, Inc. (a)	4,600	124,775
Plexus Corp. (a)	2,000	309,500
PLX Technology, Inc. (a)	3,200	100,200
PMC-Sierra, Inc. (a)	546	128,856
Power Integrations, Inc. (a)	4,700	79,900
Power-One, Inc. (a)	2,250	356,484
QLogic Corp. (a)	4,933	559,896
Rambus, Inc. (a)	5,800	473,788
Ramtron International Corp. (a)	4,800	71,400
Reptron Electronics, Inc. (a)	100	1,431
RF Micro Devices, Inc. (a)	9,400	419,475
Richardson Electronics Ltd.	5,600	85,225
S3, Inc. (a)	4,428	52,306
Sage, Inc.	1,900	17,100
Sanmina Corp. (a)	9,896	1,167,728
SDL, Inc. (a)	5,200	2,066,025
Semtech Corp. (a)	2,300	272,406
Sigma Designs, Inc. (a)	4,100	16,913
Silicon Image, Inc.	1,200	44,100
Silicon Laboratories, Inc.	1,400	84,525
Silicon Storage Technology, Inc. (a)	4,200	137,813
Siliconix, Inc. (a)	2,400	134,100
Sipex Corp. (a)	3,000	129,188
Solectron Corp. (a)	40,536	1,836,788
Standard Microsystems Corp. (a)	500	9,500
Stanford Microdevices, Inc.	1,800	87,075
Storage Technology Corp. (a)	4,100	64,831
Stratos Lightwave, Inc.	4,300	202,100
Superconductor Technologies, Inc. (a)	2,900	64,163
Technitrol, Inc.	700	89,250
Tegal Corp. (a)	6,200	28,675
Telcom Semiconductor, Inc. (a)	5,900	102,881
Texas Instruments, Inc.	117,758	7,882,426
Three-Five Systems, Inc. (a)	1,200	39,900
Transwitch Corp. (a)	3,950	237,741
TriQuint Semiconductor, Inc.	4,800	265,500
Universal Display Corp. (a)	2,400	59,700
Vari-L, Inc. (a)	1,700	20,400
Viasystems Group, Inc.	7,300	120,450
Virata Corp.	2,300	158,125
Vishay Intertechnology, Inc. (a)	8,218	331,288
Vitesse Semiconductor Corp. (a)	11,900	1,056,869
Vixel Corp.	6,700	55,275
Voxware, Inc. (a)	9,600	33,000
Woodhead Industries, Inc.	1,900	37,525
World Access, Inc. (a)	3,634	32,933
Xicor, Inc. (a)	8,100	96,694

	Shares	Value (Note 1)
Xilinx, Inc. (a)	21,600	$ 1,919,700
Zoran Corp. (a)	2,200	135,988
		100,202,386
Photographic Equipment - 0.1%
Concord Camera Corp. (a)	4,400	96,800
Eastman Kodak Co.	22,100	1,375,725
InFocus Corp. (a)	4,000	193,500
Lanier Worldwide, Inc. (a)	15,400	15,400
Polaroid Corp.	7,600	129,200
		1,810,625
TOTAL TECHNOLOGY		407,819,086
TRANSPORTATION - 0.7%
Air Transportation - 0.3%
AirTran Holdings, Inc. (a)	1,900	7,838
Alaska Air Group, Inc. (a)	3,000	78,000
America West Holding Corp. Class B (a)	2,200	32,175
AMR Corp.	8,800	288,750
Atlantic Coast Airlines Holdings, Inc. (a)	4,000	127,000
Atlas Air, Inc. (a)	1,450	62,713
Cheap Tickets, Inc. (a)	3,700	39,313
Continental Airlines, Inc. Class B (a)	4,700	226,188
Cyber-Care, Inc. (a)	10,200	60,563
Delta Air Lines, Inc.	7,800	386,100
GetThere.com, Inc.	2,900	50,388
Great Lakes Aviation Ltd. (a)	200	325
Hotel Reservations Network, Inc.	2,640	92,895
Mesa Air Group, Inc. (a)	200	1,113
Midway Airlines Corp. (a)	100	563
Midwest Express Holdings, Inc. (a)	400	9,050
Navigant International, Inc. (a)	700	7,350
Northwest Airlines Corp. Class A (a)	8,700	272,419
SkyWest, Inc.	11,130	553,022
Southwest Airlines Co.	32,762	741,240
Transportation World Airlines, Inc. (a)	2,700	5,569
UAL Corp.	4,100	195,775
US Airways Group, Inc. (a)	3,300	112,200
World Fuel Services Corp.	200	1,538
		3,352,087
Railroads - 0.2%
ABC Rail Products Corp. (a)	100	650
Burlington Northern Santa Fe Corp.	27,700	619,788
CSX Corp.	13,100	312,763
Florida East Coast Industries	1,200	52,350
Kansas City Southern Industries, Inc.	2,600	24,050
Norfolk Southern Corp.	24,600	395,138
RailAmerica, Inc. (a)	10,900	70,169
Trinity Industries, Inc.	2,800	54,250
Union Pacific Corp.	19,300	767,175
Wisconsin Central Transportation Corp. (a)	11,300	151,138
		2,447,471
Common Stocks - continued
	Shares	Value (Note 1)
TRANSPORTATION - continued
Shipping - 0.0%
Alexander & Baldwin, Inc.	1,600	$ 42,100
Kirby Corp. (a)	300	7,069
Marine Transport Corp. (a)	10	22
OMI Corp. (a)	100	750
Trico Marine Services, Inc. (a)	600	8,700
		58,641
Trucking & Freight - 0.2%
Airborne Freight Corp.	1,500	22,406
American Freightways Corp. (a)	300	4,931
Arkansas Best Corp. (a)	4,000	60,250
Asche Transportation Services, Inc. (a)	500	313
C.H. Robinson Worldwide, Inc.	3,000	177,563
Celadon Group, Inc. (a)	4,400	50,050
Circle International Group, Inc.	1,200	42,975
CNF Transportation, Inc.	4,000	98,000
Consolidated Freightways Corp. (a)	800	3,662
EGL, Inc. (a)	3,700	132,969
Expeditors International of Washington, Inc.	2,900	142,100
FedEx Corp. (a)	19,460	785,211
Forward Air Corp. (a)	2,700	123,863
Fritz Companies, Inc. (a)	1,000	14,813
J.B. Hunt Transport Services, Inc.	1,200	16,200
Knights Transportation, Inc. (a)	3,500	59,500
Landstar System, Inc. (a)	600	30,600
M.S. Carriers, Inc. (a)	400	7,375
Roadway Express, Inc.	3,300	75,900
Rollins Truck Leasing Corp.	4,800	32,400
Swift Transportation Co., Inc. (a)	2,450	41,803
United Parcel Service, Inc. Class B	9,800	543,288
US Xpress Enterprises, Inc. (a)	600	4,650
USFreightways Corp.	4,500	140,344
Werner Enterprises, Inc.	1,400	18,900
XTRA Corp. (a)	1,000	44,375
Yellow Corp. (a)	700	10,675
		2,685,116
TOTAL TRANSPORTATION		8,543,315
UTILITIES - 8.9%
Cellular - 1.3%
Advanced Radio Telecom Corp. (a)	2,200	22,550
AirGate PCS, Inc.	1,800	122,513
Alamosa PCS Holdings, Inc.	4,350	108,206
ALLTEL Corp.	22,065	1,115,662
Aquis Communication Group, Inc. (a)	6,600	3,713
Arch Communications Group, Inc. (a)	11,000	57,063
Boston Communications Group, Inc. (a)	1,300	18,688
Cellnet Data Systems, Inc. (a)	11,900	179
Centennial Cellular Corp. (a)	6,700	108,456
CoreComm Ltd. (a)	675	8,058

	Shares	Value (Note 1)
Crown Castle International Corp. (a)	11,600	$ 402,375
Dobson Communications Corp. Class A	6,550	141,234
LCC International, Inc. (a)	2,300	50,456
Leap Wireless International, Inc. (a)	1,800	142,875
Lightbridge, Inc. (a)	2,000	35,000
Metrocall, Inc. (a)	10,900	45,644
Nextel Communications, Inc. Class A (a)	53,000	2,938,188
Nextel Partners, Inc. Class A	11,600	350,175
Powertel, Inc. (a)	2,200	171,600
Price Communications Corp.	5,265	107,933
QUALCOMM, Inc. (a)	51,100	3,059,613
Rural Cellular Corp. Class A (a)	2,000	152,000
SBA Communications Corp. Class A (a)	3,600	160,650
Sensar Corp. (a)	2,300	52,038
SpectraLink Corp. (a)	4,000	52,000
Sprint Corp. - PCS Group Series 1 (a)	64,000	3,212,000
TeleCorp PCS, Inc. Class A	5,100	179,775
Telephone & Data Systems, Inc.	4,200	487,200
Tritel, Inc. Class A	6,900	180,263
Triton PCS Holdings, Inc. Class A	3,800	210,425
United States Cellular Corp. (a)	6,100	448,731
VoiceStream Wireless Corp. (a)	11,252	1,266,553
WebLink Wireless, Inc. Class A (a)	5,500	54,484
Western Wireless Corp. Class A (a)	4,900	250,513
		15,716,813
Electric Utility - 2.0%
AES Corp. (a)	28,500	1,816,875
Allegheny Energy, Inc.	5,700	204,488
Alliant Energy Corp.	5,200	152,100
Ameren Corp.	12,700	513,556
American Electric Power Co., Inc.	26,800	944,700
Avista Corp.	4,500	82,969
Bangor Hydro-Electric Co.	200	4,825
Black Hills Corp.	400	10,200
Calpine Corp. (a)	8,000	792,000
Cinergy Corp.	14,800	434,750
Citizens Communications Co. (a)	28,625	466,945
CMP Group, Inc.	3,900	114,563
CMS Energy Corp.	12,600	329,175
Conectiv, Inc.	6,750	119,813
Consolidated Edison, Inc.	17,400	544,838
Constellation Energy Corp.	8,500	325,125
CP&L Energy, Inc.	9,200	340,400
Dominion Resources, Inc.	20,343	1,078,179
DPL, Inc.	8,069	220,385
DQE, Inc.	4,300	172,806
DTE Energy Co.	16,300	566,425
Duke Energy Corp.	25,800	1,930,163
Edison International	21,200	438,575
Energy East Corp.	5,900	133,856
Entergy Corp.	17,900	544,831
FirstEnergy Corp.	14,257	352,861
Florida Progress Corp.	5,900	306,063
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Electric Utility - continued
FPL Group, Inc.	12,800	$ 683,200
GPU, Inc.	8,000	245,000
Hawaiian Electric Industries, Inc.	200	6,550
IDACORP, Inc.	3,900	153,806
IPALCO Enterprises, Inc.	7,300	170,181
Kansas City Power & Light Co.	1,700	45,688
LG&E Energy Corp.	7,300	178,850
Minnesota Power, Inc.	2,800	62,125
Montana Power Co.	5,200	187,525
Niagara Mohawk Holdings, Inc. (a)	7,300	93,988
NiSource, Inc.	5,200	124,475
Northeast Utilities	10,700	243,425
Northwestern Corp.	1,400	30,450
NSTAR Companies	2,234	93,968
Ogden Corp. (a)	1,500	26,063
OGE Energy Corp.	2,400	51,300
PECO Energy Co.	10,400	501,150
PG&E Corp.	27,700	801,569
Pinnacle West Capital Corp.	6,800	280,075
Potomac Electric Power Co.	5,600	141,050
PPL Corp.	7,510	251,585
Public Service Co. of New Mexico	6,300	134,663
Public Service Enterprise Group, Inc.	20,800	754,000
Puget Sound Power & Light Co.	3,100	72,463
Reliant Energy, Inc.	28,000	1,039,500
SCANA Corp.	4,856	132,933
Sierra Pacific Resources	1,152	20,376
Southern Co.	49,900	1,493,881
TECO Energy, Inc.	5,800	142,463
TXU Corp.	24,000	838,500
Unicom Corp.	18,600	849,788
Unisource Energy Corp.	3,000	46,688
Utilicorp United, Inc.	3,500	83,344
Wisconsin Energy Corp.	5,200	110,500
XCEL Energy, Inc.	17,765	445,235
		23,477,823
Gas - 1.0%
AGL Resources, Inc.	1,400	26,513
Atmos Energy Corp.	100	2,075
Atrion Corp. (a)	300	3,638
Columbia Energy Group	6,600	463,237
Contour Energy Co. (a)	660	1,712
CTG Resources, Inc.	300	12,150
Dynegy, Inc. Class A	20,272	912,240
Eastern Enterprises Co.	3,800	240,350
El Paso Energy Corp.	17,200	1,001,900
Energen Corp.	900	23,344
Enron Corp.	54,700	4,642,663
Equitable Resources, Inc.	2,100	118,256
KeySpan Corp.	14,892	512,843
Kinder Morgan, Inc.	6,800	250,325

	Shares	Value (Note 1)
MCN Energy Group, Inc.	6,500	$ 156,000
MDU Resources Group, Inc.	3,800	95,000
Midcoast Energy Resources, Inc.	3,100	57,738
Mitchell Energy & Development Corp. Class A	2,700	108,000
National Fuel Gas Co.	1,900	99,631
New Jersey Resources Corp.	100	4,000
NICOR, Inc.	8,000	295,000
Northwest Natural Gas Co.	3,400	78,200
ONEOK, Inc.	1,200	38,325
Peoples Energy Corp.	3,000	97,500
Piedmont Natural Gas Co., Inc.	700	19,381
Questar Corp.	7,500	162,656
Sempra Energy	20,873	407,024
Southern Union Co.	900	16,144
Southwest Gas Corp.	500	9,438
Southwestern Energy Co.	800	6,200
UGI Corp.	4,300	98,094
Vectren Corp.	1,900	36,100
Washington Gas Light Co.	1,500	37,969
Western Resources, Inc.	12,300	246,000
Williams Companies, Inc.	30,299	1,395,648
		11,675,294
Telephone Services - 4.6%
Adelphia Business Solution, Inc. Class A (a)	900	13,444
Alaska Communication Systems Group, Inc.	4,600	37,231
Allegiance Telecom, Inc. (a)	7,100	353,669
Allied Riser Communications Corp.	1,300	10,563
AT&T Corp.	261,281	8,230,352
AT&T Latin America Corp. (a)	2,900	40,600
BellSouth Corp.	130,800	4,880,475
BroadWing, Inc.	13,998	391,069
Caprock Communications Corp. (a)	2,600	15,438
CenturyTel, Inc.	10,775	310,455
CFW Communications Co.	300	10,200
Choice One Communications, Inc.	1,740	27,840
Commonwealth Telephone Enterprises, Inc. (a)	900	34,763
CT Communications, Inc.	300	7,275
Cypress Communications, Inc.	2,520	13,230
Deltathree.com, Inc.	500	3,188
e.spire Communications, Inc. (a)	10,500	42,656
eOn Communications Corp.	620	2,131
Equinix, Inc.	5,200	83,980
Fibernet Telecom Group, Inc. (a)	100	1,700
Focal Communications Corp.	4,000	123,750
Global TeleSystems Group, Inc. (a)	10,700	92,288
I-Link Corp. (a)	9,100	31,850
iBasis, Inc.	2,400	49,800
ICG Communications, Inc. (a)	15,000	89,531
iGate Capital Corp. (a)	2,900	21,116
Illuminet Holdings, Inc.	1,700	67,575
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Telephone Services - continued
Intermedia Communications, Inc. (a)	3,700	$ 76,775
ITC DeltaCom, Inc. (a)	5,500	77,688
ITXC Corp.	1,400	28,000
Level 3 Communications, Inc. (a)	27,600	2,407,669
McLeodUSA, Inc. Class A (a)	38,877	614,743
Metromedia Fiber Network, Inc. Class A (a)	33,074	1,320,893
Mpower Communications Corp. (a)	2,850	52,547
Net2000 Communications, Inc.	2,000	17,500
Net2Phone, Inc.	1,100	32,519
Network Plus Corp.	2,100	24,019
NEXTLINK Communications, Inc. Class A (a)	15,273	535,510
NorthEast Optic Network, Inc. (a)	1,300	57,769
Pac-West Telecomm, Inc.	1,090	15,396
Pacific Gateway Exchange, Inc. (a)	3,600	8,100
PNV, Inc.	700	1,050
Primus Telecommunications Group, Inc. (a)	1,261	20,097
Qwest Communications International, Inc. (a)	115,635	5,969,657
RCN Corp.	4,900	118,825
Rhythms NetConnections, Inc. (a)	5,500	49,500
SBC Communications, Inc.	244,465	10,206,414
Source Media, Inc. (a)	2,500	15,313
Sprint Corp. - FON Group	60,500	2,026,750
STAR Telecommunications, Inc. (a)	7,605	24,241
TALK.com, Inc. (a)	6,500	46,719
Teligent, Inc. Class A (a)	5,100	87,019
Time Warner Telecom, Inc. Class A (a)	1,900	123,381
U.S. LEC Corp. Class A (a)	1,600	16,800
Ursus Telecom Corp. (a)	1,300	5,850
Verizon Communications	195,502	8,528,775
Viatel, Inc. (a)	1,691	23,146
West Teleservices Corp. (a)	3,700	87,875
Williams Communications Group, Inc.	3,800	111,625
WinStar Communications, Inc. (a)	5,400	145,125
WorldCom, Inc. (a)	200,525	7,319,163
Z-Tel Technologies, Inc.	1,100	8,939
		55,191,561
Water - 0.0%
American Water Works, Inc.	6,200	151,900

	Shares	Value (Note 1)
Azurix Corp. (a)	3,300	$ 15,675
Philadelphia Suburban Corp.	800	18,750
		186,325
TOTAL UTILITIES		106,247,816
TOTAL COMMON STOCKS (Cost $1,031,812,029)		1,183,327,377
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
CONSTRUCTION & REAL ESTATE - 0.0%
Real Estate Investment Trusts - 0.0%
Kimco Realty Corp. Series D $1.875	36	916
Nonconvertible Preferred Stocks - 0.0%
CONSTRUCTION & REAL ESTATE - 0.0%
Real Estate Investment Trusts - 0.0%
Price Enterprises, Inc. Series A $1.40 (a)	100	1,494
TOTAL PREFERRED STOCKS (Cost $2,352)		2,410
Corporate Bonds - 0.0%
Moody's Ratings (unaudited)		Principal Amount
Convertible Bonds - 0.0%
CONSTRUCTION & REAL ESTATE - 0.0%
Real Estate - 0.0%
Excel Legacy Corp. 9% 11/4/04	-	$ 2,000	1,620
Nonconvertible Bonds - 0.0%
CONSTRUCTION & REAL ESTATE - 0.0%
Real Estate - 0.0%
Excel Legacy Corp. 10% 11/4/04	-	1,000	808
TOTAL CORPORATE BONDS (Cost $2,646)			2,428
U.S. Treasury Obligations - 1.1%

U.S. Treasury Bills, yield at date of purchase 5.87% to 6.19% 9/28/00 to 11/16/00 (c) (Cost $13,712,964)	13,862,000	13,712,666
Cash Equivalents - 4.1%
	Shares	Value (Note 1)
Bankers Trust Institutional Daily Asset Fund, 6.6883% (b) (Cost $48,337,370)	48,337,370	$ 48,337,370
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $1,093,867,361)		1,245,382,251
NET OTHER ASSETS - (4.5)%		(54,101,448)
NET ASSETS - 100%		$ 1,191,280,803
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
5 Russell 2000 Index Contracts	Sept. 2000	$ 1,342,625	$ 85,845
2 S&P 400 Midcap Index Contracts	Sept. 2000	543,250	52,488
15 S&P 500 Stock Index Contracts	Sept. 2000	5,704,500	304,710
		$ 7,590,375	$ 443,043

The face value of futures purchased as a percentage of net assets - 0.6%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $844,954.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $354,271,790 and $81,660,927, respectively.
The market value of futures contracts opened and closed during the period amounted to $225,620,509 and $226,394,559, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Bankers Trust. The commissions paid to these affiliated firms were $8,136 for the period.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $47,128,432. The fund received cash collateral of $48,337,370 which was invested in the Bankers Trust Institutional Daily Asset Fund. The fund also received non-cash collateral of $219,554 which represents U.S. Treasury obligations.

Income Tax Information

At August 31, 2000, the aggregate cost of investment securities for income tax purposes was $1,099,469,940. Net unrealized appreciation aggregated $145,912,311, of which $271,747,854 related to appreciated investment securities and $125,835,543 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund
Financial Statements

Statement of Assets and Liabilities

	August 31, 2000 (Unaudited)
Assets
Investment in securities, at value (cost $1,093,867,361) - See accompanying schedule		$ 1,245,382,251
Cash		4,052
Receivable for investments sold		385,359
Receivable for fund shares sold		897,610
Dividends receivable		1,214,859
Interest receivable		30,704
Redemption fees receivable		80
Receivable for daily variation on futures contracts		159,186
Other receivables		575
Total assets		1,248,074,676
Liabilities
Payable for investments purchased	$ 7,296,288
Payable for fund shares redeemed	827,811
Accrued management fee	117,782
Other payables and accrued expenses	214,622
Collateral on securities loaned, at value	48,337,370
Total liabilities		56,793,873
Net Assets		$ 1,191,280,803
Net Assets consist of:
Paid in capital		$ 1,034,972,084
Undistributed net investment income		4,848,954
Accumulated undistributed net realized gain (loss) on investments		(498,168)
Net unrealized appreciation (depreciation) on investments		151,957,933
Net Assets, for 30,172,425 shares outstanding		$ 1,191,280,803
Net Asset Value, offering price and redemption price per share ($1,191,280,803 ÷ 30,172,425 shares)		$39.48

Statement of Operations

	Six months ended August 31, 2000 (Unaudited)
Investment Income Dividends		$ 5,374,409
Interest		479,348
Security lending		216,355
Total income		6,070,112
Expenses
Management fee and sub-advisory fees	$ 1,190,512
Transfer agent fees	585,860
Accounting fees	130,996
Non-interested trustees' compensation	1,486
Registration fees	133,387
Audit	14,969
Legal	2,004
Miscellaneous	5,215
Total expenses before reductions	2,064,429
Expense reductions	(798,615)	1,265,814
Net investment income		4,804,298
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,274,545
Futures contracts	(232,562)	1,041,983
Change in net unrealized appreciation (depreciation) on:
Investment securities	60,126,800
Futures contracts	364,988	60,491,788
Net gain (loss)		61,533,771
Net increase (decrease) in net assets resulting from operations		$ 66,338,069

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended August 31, 2000 (Unaudited)	Year ended February 29, 2000
Operations Net investment income	$ 4,804,298	$ 5,885,380
Net realized gain (loss)	1,041,983	5,994,690
Change in net unrealized appreciation (depreciation)	60,491,788	75,489,551
Net increase (decrease) in net assets resulting from operations	66,338,069	87,369,621
Distributions to shareholders From net investment income	(1,224,058)	(4,911,129)
From net realized gain	(3,663,333)	(3,035,302)
In excess of net realized gain	(498,168)	-
Total distributions	(5,385,559)	(7,946,431)
Share transactions Net proceeds from sales of shares	419,180,818	749,760,374
Reinvestment of distributions	5,055,303	7,501,210
Cost of shares redeemed	(152,194,043)	(192,357,117)
Net increase (decrease) in net assets resulting from share transactions	272,042,078	564,904,467
Trading fees	93,050	580,370
Total increase (decrease) in net assets	333,087,638	644,908,027
Net Assets
Beginning of period	858,193,165	213,285,138
End of period (including undistributed net investment income of $4,848,954 and $1,392,866, respectively)	$ 1,191,280,803	$ 858,193,165
Other Information Shares
Sold	11,152,530	21,285,032
Issued in reinvestment of distributions	128,015	207,596
Redeemed	(4,046,788)	(5,368,586)
Net increase (decrease)	7,233,757	16,124,042

Financial Highlights

	Six months ended August 31, 2000	Years ended February 28,
Selected Per-Share Data	(Unaudited)	2000 F	1999	1998 E
Net asset value, beginning of period	$ 37.41	$ 31.30	$ 27.78	$ 25.00
Income from Investment Operations
Net investment income D	.18	.41	.41	.15
Net realized and unrealized gain (loss)	2.11	6.14	3.33	2.45
Total from investment operations	2.29	6.55	3.74	2.60
Less Distributions
From net investment income	(.05)	(.29)	(.23)	(.08)
From net realized gain	(.15)	(.19)	(.28)	-
In excess of net realized gain	(.02)	-	-	-
Total distributions	(.22)	(.48)	(.51)	(.08)
Trading fees added to paid in capital	.00	.04	.29	.26
Net asset value, end of period	$ 39.48	$ 37.41	$ 31.30	$ 27.78
Total Return B, C	6.12%	21.13%	14.61%	11.48%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,191,281	$ 858,193	$ 213,285	$ 38,842
Ratio of expenses to average net assets	.25% A, G	.26% G	.27% G	.25% A, G
Ratio of net investment income to average net assets	.94% A	1.17%	1.40%	1.91% A
Portfolio turnover rate	16% A	11%	4%	7% A

A Annualized B Total returns for periods of less than one year are not annualized. C The total returns would have been lower had certain expenses not been reduced during the periods shown. D Net investment income per share has been calculated based on average shares outstanding during the period. E For the period November 5, 1997 (commencement of operations) to February 28, 1998. F For the year ended February 29 G FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund
Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2000	Past 6 months	Past 1 year	Life of fund
Spartan Extended Market Index	-5.53%	34.81%	57.52%
Wilshire 4500 Completion	-5.08%	39.44%	59.06%
Growth & Income Funds Average	12.83%	13.70%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Wilshire 4500 Completion Index (Wilshire 4500) - a market capitalization-weighted index of approximately 6,500 U.S. equity securities. The Wilshire 4500 includes all the stocks in the Wilshire 5000 except for stocks included in the S&P 500®. To measure how the fund's performance stacked up against its peers, you can compare it to the growth & income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,025 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on the bottom of this page.(dagger)

Average Annual Total Returns

Periods ended August 31, 2000	Past 1 year	Life of fund
Spartan Extended Market Index	34.81%	17.47%
Wilshire 4500 Completion	39.44%	17.88%
Growth & Income Funds Average	13.70%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

(dagger)The Lipper mid-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of August 31, 2000, the six month and one year cumulative total returns for the mid-cap core funds average were 7.46% and 52.73%, respectively. The one year average annual return was 52.73%. The six month and one year cumulative and average annual total returns for the mid-cap supergroup were 4.44% and 52.48%, respectively. The one year average annual return was 52.48%.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Spartan Extended Market Index Fund on November 5, 1997, when the fund started. As the chart shows, by August 31, 2000, the value of the investment would have been $15,752 - a 57.52% increase on the initial investment. For comparison, look at how the Wilshire 4500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $15,906 - a 59.06% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Spartan Extended Market Index Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Dean Barr, who oversees
the Spartan Extended Market Index Fund's investment management personnel as Managing Director for Bankers Trust, sub-adviser of the fund

Q. How did the fund perform, Dean?

A. For the six months that ended August 31, 2000, the fund returned -5.53%, while the Wilshire 4500 Completion Index returned -5.08%. In comparison, the growth & income funds average tracked by Lipper Inc. returned 12.83%. For the 12 months that ended August 31, 2000, the fund returned 34.81%, while the Wilshire 4500 index and Lipper average returned 39.44% and 13.70%, respectively.

Q. How would you describe the market environment during the six-month period?

A. It was one marked by historically high levels of volatility and rapid sector rotations. Concerns about seemingly overstretched valuations and further tightening by the Federal Reserve Board sent jittery investors fleeing smaller-sized tech stocks in droves for the perceived predictability of large, well-established companies elsewhere in the market. This migration allowed big-cap names to outpace their smaller-cap counterparts by wide margins. The Wilshire 4500 index - a proxy for broad market performance outside of the Standard & Poor's 500SM  Index - was hurt the most by this performance disparity because it didn't hold any of the top-performing blue-
chip names found in the S&P 500, which returned 11.73% during the period. In June, investors - sensing a slowing economy and an end to the Fed's yearlong tightening cycle - eased their way back into tech stocks, this time focusing on seasoned growth companies with demonstrated revenues and earnings. However, earnings worries related to a decelerating economy tempered optimism surrounding rates and spawned confusion and persistent volatility during the summer months, with few industries enjoying market leadership for long. With the Fed choosing not to raise rates in August, stocks staged a "relief rally," with tech shares reclaiming the lead for the first time since early March.

Q. What determined the fate of tech stocks during the period?

A. With many of the blue-chip tech stocks receiving the bulk of the attention from valuation-conscious investors seeking quality of earnings and industry leadership, companies with little-to-no earnings and/or questionable business models were pounded into the ground. Not surprisingly, Internet-related stocks took the worst beating, as evidenced by the collapse of names such as CMGI, Amazon.com, eBay, Ventro, Vignette and InfoSpace. Conversely, firms engaged in the build-out of Internet infrastructure gained widespread appeal with investors. Attempting to satisfy the growing need for communications bandwidth, networking and telecommunications equipment providers Juniper and SDL enjoyed strong advances. Data storage was another hot spot, with leading stocks such as Brocade reaping the rewards. Overall, it was a mixed bag for communications semiconductor companies, as many stocks - most notably QLogic and Vitesse - struggled to shake off their Y2K hangovers. Applied Micro Circuits was a notable exception.

Q. How did some other segments of the market fare?

A. Retailers, such as Saks, suffered from slowing consumer spending, while traditional telecommunications providers, such as McLeodUSA, drifted lower in response to increased competition. On the upside, stocks from the securities industry helped offset some of these losses. Strong capital markets activity, combined with industry consolidation, painted a healthy backdrop for key players such as Goldman Sachs and Donaldson, Lufkin & Jenrette. Not to be left out, insurance stocks also performed well, posting gains on signs of margin improvement. Berkshire Hathaway and MetLife were the standouts here. Most biotechnology stocks failed to recover from the spring's deep declines, although some - namely Ivax and Forest Labs - managed to post strong gains behind investors' renewed enthusiasm for the sector when researchers reported a successful mapping of the human genome. Rising oil and gas prices resulting from supply shortages sparked the energy sector, led by top contributors Vastar and Noble Drilling.

Q. What's your outlook?

A. It appears as if the economy is poised for a soft landing, though it's still too early to know for sure. Inaction on the rate front of late by the Fed tells me that growth is slowing enough right now to keep rates steady for at least the time being. Technology-enabled productivity gains, coupled with slower economic growth, should help neutralize spiking energy prices and keep inflation under wraps. Combine that with the presidential election, and I think we may see a Fed that's on hold for the remainder of 2000. Robust tech spending should further dampen inflationary pressures and keep corporate profits rising. If so, I expect growth stocks to prosper and continue to outperform in the coming months.

The views expressed in this report reflect those of Bankers Trust only through the end of the period of the report as stated on the cover. Any such views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks to provide investment results that correspond to the total return of stocks of small-to mid-capitalization United States companies

Fund number: 398

Trading symbol: FSEMX

Start date: November 5, 1997

Size: as of August 31, 2000, more than
$552 million

Sub-adviser: Bankers Trust, since inception

3

Semiannual Report

Spartan Extended Market Index Fund

Investment Changes

Top Ten Stocks as of August 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class A	2.1	1.4
Juniper Networks, Inc.	1.6	0.9
VeriSign, Inc.	0.9	0.6
Gemstar-TV Guide International, Inc.	0.9	0.0
Ariba, Inc.	0.9	0.5
Sycamore Networks, Inc.	0.8	0.8
i2 Technologies, Inc.	0.8	0.5
Level 3 Communications, Inc.	0.8	0.8
Ciena Corp.	0.8	0.5
SDL, Inc.	0.7	0.3
	10.3	6.3
Top Ten Market Sectors as of August 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Technology	36.5	43.0
Finance	11.7	8.5
Health	10.1	9.1
Utilities	8.1	9.0
Media & Leisure	6.9	6.8
Construction & Real Estate	4.8	3.8
Energy	3.7	2.3
Services	3.6	3.4
Durables	3.3	1.9
Industrial Machinery & Equipment	2.8	2.4

Semiannual Report

Spartan Extended Market Index Fund

Investments August 31, 2000

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 0.5%
Aerospace & Defense - 0.2%
AAR Corp.	7,350	$ 82,688
Advanced Aerodynamics & Structures, Inc. Class A (a)	600	1,500
Alliant Techsystems, Inc. (a)	2,308	177,860
Aviall, Inc. (a)	2,500	15,000
BE Aerospace, Inc. (a)	8,600	139,213
Blount International, Inc. (a)	1,900	15,913
Curtiss-Wright Corp.	300	13,631
Datron Systems, Inc. (a)	3,500	50,531
Fairchild Corp. Class A	10,150	69,781
GenCorp, Inc.	1,300	9,506
Harsco Corp.	3,200	89,000
Kellstrom Industries, Inc. (a)	5,700	29,213
Moog, Inc. Class A (a)	200	6,500
Northrop Grumman Corp.	1,427	111,038
Orbital Sciences Corp. (a)	1,100	9,831
Precision Castparts Corp.	4,700	357,200
Primex Technologies, Inc.	1,500	36,375
Sequa Corp. Class A (a)	300	13,875
Simula, Inc. (a)	100	138
Standex International Corp.	400	7,425
Sturm Ruger & Co., Inc.	800	6,650
United Industrial Corp.	100	1,006
Woodward Governor Co.	300	11,888
		1,255,762
Defense Electronics - 0.2%
Alpha Industries, Inc. (a)	5,300	267,319
Anaren Microwave, Inc. (a)	1,400	165,288
Ashton Technology Group, Inc. (a)	4,500	16,172
Comarco, Inc. (a)	2,000	63,000
Cubic Corp.	200	4,300
Datum, Inc. (a)	2,100	83,869
Ducommun, Inc. (a)	150	2,175
Flir Systems, Inc.	600	3,338
Frequency Electronics, Inc.	150	5,269
Giga-Tronics, Inc. (a)	4,900	40,425
Herley Industries, Inc. (a)	4,500	82,969
REMEC, Inc. (a)	5,100	145,350
		879,474
Ship Building & Repair - 0.1%
Dril-Quip, Inc. (a)	800	36,350
Newport News Shipbuilding, Inc.	6,800	289,000
		325,350
TOTAL AEROSPACE & DEFENSE		2,460,586
BASIC INDUSTRIES - 1.9%
Chemicals & Plastics - 0.9%
A. Schulman, Inc.	2,600	31,363
Airgas, Inc. (a)	4,300	28,488

	Shares	Value (Note 1)
Albemarle Corp.	3,840	$ 95,280
Arch Chemicals, Inc.	2,750	50,016
ATMI, Inc. (a)	3,500	93,789
Bush Boake Allen, Inc. (a)	1,200	52,650
Cabot Corp.	12,400	458,800
Cabot Microelectronics Corp.	2,200	128,425
Carbide/Graphite Group, Inc. (a)	2,600	11,700
ChemFirst, Inc.	700	16,144
Crompton Corp.	10,495	94,455
Cytec Industries, Inc. (a)	6,800	226,950
Diversa Corp.	750	21,375
Entegris, Inc.	8,500	94,563
Ethyl Corp.	1,200	2,475
First Years, Inc.	200	2,200
Foamex International, Inc. (a)	800	4,650
General Chemical Group, Inc. (a)	1,000	1,063
Geon Co.	1,600	27,900
Georgia Gulf Corp.	7,100	92,300
Gundle/SLT Environmental, Inc. (a)	100	313
H.B. Fuller Co.	3,900	133,819
Hawkins Chemicals, Inc.	100	775
IMC Global, Inc.	13,680	200,925
International Specialty Products, Inc. (a)	3,500	20,125
Isolyser, Inc. (a)	1,000	2,563
Ivex Packaging Corp. (a)	7,700	84,700
Lamson & Sessions Co. (a)	5,400	106,650
LESCO, Inc.	1,700	29,856
Lubrizol Corp.	7,700	166,994
Lydall, Inc. (a)	500	6,031
Lyondell Chemical Co.	21,200	276,925
M.A. Hanna Co.	2,900	24,106
MacDermid, Inc.	2,400	60,000
Medical Manager Corp. (a)	6,537	285,994
Millennium Chemicals, Inc.	12,800	211,200
Minerals Technologies, Inc.	4,100	212,688
Mississippi Chemical Corp.	800	3,300
Myers Industries, Inc.	605	8,470
NL Industries, Inc.	4,000	93,250
North American Scientific, Inc. (a)	3,200	77,200
NuCo2, Inc. (a)	2,200	16,225
Oil-Dri Corp. of America	100	944
Olin Corp.	9,100	150,150
OM Group, Inc.	2,000	94,750
Park Electrochemical Corp.	300	12,056
PW Eagle, Inc. (a)	5,000	85,625
Rogers Corp. (a)	200	6,975
Scotts Co. Class A (a)	2,500	77,500
Solutia, Inc.	19,300	290,706
Southwall Technologies, Inc. (a)	7,100	43,488
Spartech Corp.	2,200	54,450
Stepan Co.	300	6,263
Synalloy Corp.	100	663
Synthetech, Inc. (a)	100	278
Terra Industries, Inc. (a)	1,900	2,969
Common Stocks - continued
	Shares	Value (Note 1)
BASIC INDUSTRIES - continued
Chemicals & Plastics - continued
Tredegar Industries, Inc.	3,255	$ 63,473
Tuscarora Plastics, Inc.	100	1,425
Uniroyal Technology Corp. (a)	7,200	121,500
USEC, Inc.	30,500	133,438
Valhi, Inc.	10,500	134,531
Valspar Corp.	8,000	236,000
Viskase Companies, Inc. (a)	100	163
Wellman, Inc.	4,200	50,663
		5,124,705
Iron & Steel - 0.2%
Advanced Technical Products, Inc. (a)	100	303
AK Steel Holding Corp.	23,240	252,735
Ampco-Pittsburgh Corp.	100	1,138
Atchison Casting Corp. (a)	100	556
Barnes Group, Inc.	800	15,550
Birmingham Steel Corp.	3,300	9,281
Carpenter Technology Corp.	6,400	208,000
Circor International, Inc.	100	919
Cleveland-Cliffs, Inc.	2,400	60,300
Cold Metal Products, Inc.	100	263
Commercial Metals Co.	700	19,556
Gibraltar Steel Corp.	300	5,250
Huntco, Inc. Class A (a)	100	200
Insteel Industries, Inc.	400	1,975
Keystone Consolidated Industries, Inc. (a)	100	350
KRUG International Corp. (a)	100	125
LTV Corp.	30,000	54,375
Material Sciences Corp. (a)	600	6,300
Mueller Industries, Inc.	4,900	154,656
National Steel Corp. Class B	1,400	5,688
Northwest Pipe Co. (a)	400	5,050
NS Group, Inc. (a)	700	12,338
Oregon Steel Mills, Inc.	1,000	2,563
Roanoke Electric Steel Corp.	350	4,200
Rouge Industries, Inc. Class A	500	1,750
Schnitzer Steel Industries, Inc. Class A	100	1,475
SEMX Corp. (a)	6,100	35,075
Shiloh Industries, Inc. (a)	400	2,950
SPS Technologies, Inc. (a)	1,000	47,063
Steel Dynamics, Inc. (a)	15,000	181,875
Steel Technologies, Inc.	4,900	33,381
Sun Hydraulics Corp. (a)	100	806
Titan International, Inc.	700	3,544
Watts Industries, Inc. Class A	1,500	16,875
Webco Industries, Inc. (a)	100	256
Weirton Steel Corp. (a)	9,000	28,688
WHX Corp. (a)	3,100	11,819
		1,187,228
Metals & Mining - 0.2%
Amcol International Corp.	1,150	3,809

	Shares	Value (Note 1)
Belden, Inc.	1,000	$ 26,125
Brush Engineered Materials, Inc.	600	14,025
Castle A.M. & Co.	400	4,200
Century Aluminum Co.	2,000	26,125
Commonwealth Industries, Inc.	2,300	11,644
CommScope, Inc. (a)	5,100	127,181
Encore Wire Corp. (a)	450	3,459
General Cable Corp.	2,550	21,356
Hecla Mining Co. (a)	10,800	9,450
IMCO Recycling, Inc.	500	4,000
Kaiser Aluminum Corp. (a)	2,400	13,650
Martin Marietta Materials, Inc.	8,000	320,000
Matthews International Corp. Class A	500	14,500
MAXXAM, Inc. (a)	200	4,288
McMoRan Exploration Co. (a)	88	913
Metals USA, Inc.	1,200	5,775
Olympic Steel, Inc. (a)	500	1,688
Optical Cable Corp. (a)	5,200	204,750
Quanex Corp.	600	11,213
Reliance Steel & Aluminum Co.	1,500	30,938
RTI International Metals, Inc. (a)	2,400	33,750
Ryerson Tull, Inc.	764	7,210
Special Metals Corp. (a)	200	675
Superior Telecom, Inc.	4,460	37,631
Titanium Metals Corp.	2,900	25,375
Tremont Corp.	200	6,450
Wolverine Tube, Inc. (a)	2,100	34,913
		1,005,093
Packaging & Containers - 0.1%
Alltrista Corp. (a)	100	2,181
BWAY Corp. (a)	100	594
EarthShell Corp. (a)	3,100	6,200
Gaylord Container Corp. Class A (a)	1,700	4,675
Greif Brothers Corp. Class A	900	25,988
Longview Fibre Co.	1,800	20,475
Packaging Corp. of America	16,700	195,181
Silgan Holdings, Inc. (a)	500	4,375
Sonoco Products Co.	15,350	296,447
U.S. Can Corp. (a)	200	3,825
		559,941
Paper & Forest Products - 0.5%
Albany International Corp. Class A	1,045	14,565
American Pad & Paper Co. (a)	400	18
Bowater, Inc.	6,700	344,213
Buckeye Technologies, Inc. (a)	1,000	24,938
Caraustar Industries, Inc.	8,900	137,394
Chesapeake Corp.	3,100	74,013
Consolidated Papers, Inc.	16,100	632,931
Georgia-Pacific Corp. - Timber Group	13,900	407,444
Mail-Well, Inc. (a)	1,300	9,425
MCSi, Inc. (a)	4,000	137,500
P.H. Glatfelter Co.	1,300	13,650
Pope & Talbot, Inc.	400	7,950
Common Stocks - continued
	Shares	Value (Note 1)
BASIC INDUSTRIES - continued
Paper & Forest Products - continued
Precept Business Services, Inc. (a)	600	$ 225
Rayonier, Inc.	7,000	290,938
Rock-Tenn Co. Class A	700	7,219
Smurfit-Stone Container Corp. (a)	28,300	371,438
The St. Joe Co.	6,400	187,600
Trex Co., Inc. (a)	3,300	102,300
U.S. Timberlands Co. LP	6,000	61,500
Wausau-Mosinee Paper Corp.	1,840	16,330
Workflow Management, Inc. (a)	3,201	18,806
		2,860,397
TOTAL BASIC INDUSTRIES		10,737,364
CONSTRUCTION & REAL ESTATE - 4.8%
Building Materials - 0.8%
Alpha Technologies Group, Inc. (a)	4,700	61,688
Alyn Corp. (a)	100	2
American Access Technologies, Inc. (a)	3,100	18,503
American Standard Companies, Inc. (a)	11,100	514,069
American Woodmark Corp.	100	2,319
Ameron International Corp.	100	3,375
Barnett, Inc. (a)	1,400	17,413
Carlisle Companies, Inc.	4,200	192,413
Centex Construction Products, Inc.	900	23,231
Charles & Colvard Ltd. (a)	600	2,775
Continental Materials Corp. (a)	500	7,375
CoorsTek, Inc. (a)	3,200	150,000
Dal-Tile International, Inc. (a)	3,600	40,500
Drew Industries, Inc. (a)	96	672
Elcor Corp.	825	13,561
Fastenal Co.	4,700	300,213
Ferro Corp.	5,700	117,563
Florida Rock Industries, Inc.	3,100	119,156
Flowserve Corp.	2,700	49,950
Graphic Packaging International Corp.	900	1,800
Hexcel Corp. (a)	1,100	15,194
Huttig Building Products, Inc. (a)	7,400	33,763
Industrial Holdings, Inc. (a)	100	238
ITEQ, Inc. (a)	300	150
Johns Manville Corp.	26,700	333,750
Lafarge Corp.	8,700	212,063
Lennox International, Inc.	4,316	59,615
Lilly Industries, Inc. Class A	3,600	110,250
Manitowoc Co., Inc.	2,200	50,463
Mestek, Inc.	100	1,694
Mobile Mini, Inc. (a)	4,400	82,225
Nanophase Technologies Corp. (a)	4,400	61,600
Nortek, Inc. (a)	200	4,088
Park-Ohio Holdings Corp. (a)	2,400	24,750
Penn Engineering & Manufacturing Corp. (non-vtg.)	100	3,331

	Shares	Value (Note 1)
Questron Technology, Inc. (a)	3,900	$ 20,231
Republic Group, Inc.	400	7,125
Robbins & Myers, Inc.	300	7,163
Rock of Ages Corp. Class A (a)	600	3,300
ROHN Industries, Inc. (a)	2,000	8,250
RPM, Inc.	20,025	191,489
Selas Corp. of America	100	563
Shaw Group (a)	3,900	217,181
Southdown, Inc.	6,764	424,441
Swiss Army Brands, Inc. (a)	1,300	5,809
Tecumseh Products Co. Class A	5,900	234,525
Texas Industries, Inc.	4,500	153,563
Thermo TerraTech, Inc. (a)	200	1,800
United Dominion Industries Ltd.	1,879	30,327
Universal Forest Products, Inc.	2,500	31,406
USG Corp.	8,900	286,469
Watsco, Inc.	1,300	16,575
West Pharmaceutical Services, Inc.	479	9,969
York International Corp.	5,000	124,375
		4,404,313
Construction - 0.3%
American Homestar Corp. (a)	500	656
Avatar Holdings, Inc. (a)	1,100	21,175
Beazer Homes USA, Inc. (a)	300	7,425
Butler Manufacturing Co.	200	4,438
California Coastal Communities, Inc.	2,900	15,950
Cavalier Homes, Inc.	600	900
Clayton Homes, Inc.	10,075	98,231
Crossman Communities, Inc. (a)	1,700	31,131
D.R. Horton, Inc.	10,250	201,156
Del Webb Corp. (a)	1,900	42,513
Dominion Homes, Inc. (a)	200	1,375
Emcor Group, Inc. (a)	5,500	133,117
Engle Homes, Inc.	500	7,688
Fleetwood Enterprises, Inc.	3,800	52,013
Granite Construction, Inc.	1,100	25,025
Jacobs Engineering Group, Inc. (a)	6,200	235,600
Lennar Corp.	12,414	342,937
M. D. C. Holdings, Inc.	1,700	42,606
M/I Schottenstein Homes, Inc.	200	3,938
Modtech Holdings, Inc. (a)	425	4,170
NCI Building Systems, Inc. (a)	1,100	19,388
NVR, Inc. (a)	1,100	80,850
Oakwood Homes Corp.	9,000	14,625
Palm Harbor Homes, Inc. (a)	750	10,969
Ryland Group, Inc.	1,900	46,669
Schuler Homes, Inc. (a)	100	753
Skyline Corp.	200	4,425
Southern Energy Homes, Inc. (a)	400	512
Standard Pacific Corp.	3,000	49,313
Toll Brothers, Inc. (a)	4,700	153,338
Walter Industries, Inc.	1,600	13,200
		1,666,086
Common Stocks - continued
	Shares	Value (Note 1)
CONSTRUCTION & REAL ESTATE - continued
Engineering - 0.3%
Able Telcom Holding Corp. (a)	3,800	$ 11,875
Anthony & Sylvan Pools Corp. (a)	33	256
Apogee Enterprises, Inc.	800	3,550
Arguss Commu, Inc. (a)	4,300	85,463
Biospherics, Inc. (a)	400	2,750
Comfort Systems USA, Inc. (a)	1,200	6,600
DSP Group, Inc. (a)	2,400	111,000
DualStar Technologies Corp. (a)	5,900	18,991
Dycom Industries, Inc. (a)	5,425	287,525
Encompass Services Corp. (a)	406	2,233
Harris Interactive, Inc.	4,200	17,325
Jupiter Communications, Inc.	3,700	88,106
MasTec, Inc. (a)	7,200	259,200
Morrison Knudsen Corp. (a)	1,000	12,000
NetRatings, Inc.	2,800	48,475
Noble International Ltd.	2,600	22,913
Primark Corp. (a)	4,894	181,078
Quanta Services, Inc. (a)	6,850	320,238
Stone & Webster, Inc.	2,100	2,756
Tetra Tech, Inc. (a)	8,107	219,902
URS Corp. (a)	500	6,594
ViaSource Communications, Inc.	11,300	107,350
VSI Holdings, Inc. (a)	100	388
		1,816,568
Real Estate - 0.2%
American Realty Investments, Inc. (a)	91	882
Bluegreen Corp. (a)	800	2,900
Catellus Development Corp. (a)	20,800	371,800
CB Richard Ellis Services, Inc. (a)	1,500	15,750
Consolidated-Tomoka Land Co.	2,000	24,375
Crescent Operating, Inc. (a)	100	169
Fairfield Communities, Inc. (a)	7,600	60,800
Forest City Enterprises, Inc. Class A	1,600	56,000
Getty Realty Corp.	400	4,700
Grubb & Ellis Co. (a)	700	4,288
Hovnanian Enterprises, Inc. Class A (a)	100	719
Insignia Financial Group, Inc. (a)	1,266	11,948
Iron Mountain, Inc. (a)	6,930	236,486
Jones Lang LaSalle, Inc. (a)	2,400	34,950
Kennedy-Wilson, Inc. (a)	2,000	13,250
LNR Property Corp.	800	17,000
Merry Land Properties, Inc. (a)	65	358
Newhall Land & Farming Co.	2,700	66,488
Plains All American Pipeline LP	4,900	92,488
ResortQuest International, Inc. (a)	1,600	9,400
Silverleaf Resorts, Inc. (a)	100	350
Stewart Enterprises, Inc. Class A	23,000	73,313
Stratus Properties, Inc. (a)	100	466
Trammell Crow Co. (a)	3,000	41,625
Trendwest Resorts, Inc. (a)	1,000	19,125

	Shares	Value (Note 1)
Vornado Operating Co. (a)	81	$ 547
Wellsford Real Properties, Inc. (a)	312	5,967
		1,166,144
Real Estate Investment Trusts - 3.2%
Acadia Realty Trust	100	606
Alexander's, Inc. (a)	100	8,075
Alexandria Real Estate Equities, Inc.	400	14,000
AMB Property Corp.	7,800	188,663
American Real Estate Partners LP (a)	200	1,763
AMLI Residential Properties Trust (SBI)	500	12,375
Annaly Mortgage Management, Inc.	3,500	29,531
Anthracite Capital, Inc.	300	2,250
Apartment Investment & Management Co. Class A	11,317	507,850
Archstone Communities Trust	22,500	554,063
Arden Realty Group, Inc.	12,700	323,850
Associated Estates Realty Corp.	700	5,425
Avalonbay Communities, Inc.	11,114	496,657
Banyan Strategic Realty Trust (SBI)	100	575
Bedford Property Investors, Inc.	100	1,944
Boston Properties, Inc.	11,600	469,075
Boykin Lodging Co.	500	4,969
Bradley Real Estate, Inc. (SBI)	1,700	37,188
Brandywine Realty Trust	1,100	22,550
BRE Properties, Inc. Class A	9,800	286,038
Burnham Pacific Properties, Inc.	400	2,400
Cabot Industrial Trust	1,800	35,325
Camden Property Trust (SBI)	3,151	94,333
Capital Automotive	10,200	141,525
Capstead Mortgage Corp.	698	5,977
Captec Net Lease Realty, Inc.	7,200	75,150
CarrAmerica Realty Corp.	12,700	369,094
CBL & Associates Properties, Inc.	900	21,488
Center Trust, Inc.	800	4,600
CenterPoint Properties Trust	800	35,050
Charles E. Smith Residential Realty, Inc.	900	37,013
Chateau Communities, Inc.	1,200	31,200
Chelsea GCA Realty, Inc.	500	16,781
Colonial Properties Trust (SBI)	2,600	69,550
Commercial Net Lease Realty, Inc.	1,000	10,438
Corporate Office Properties Trust	100	900
Cousins Properties, Inc.	2,200	90,475
Crescent Real Estate Equities Co.	20,300	449,138
Criimi Mae, Inc.	2,260	3,814
Crown American Realty Trust	900	5,344
Developers Diversified Realty Corp.	15,600	226,200
Duke-Weeks Realty Corp.	21,128	501,790
Dynex Capital, Inc.	375	539
Eastgroup Properties, Inc.	500	10,938
Entertainment Properties Trust	11,300	122,888
Equity Inns, Inc.	11,300	72,038
Equity Office Properties Trust	42,587	1,229,700
Equity Residential Properties Trust (SBI)	18,889	906,672
Common Stocks - continued
	Shares	Value (Note 1)
CONSTRUCTION & REAL ESTATE - continued
Real Estate Investment Trusts - continued
Essex Property Trust, Inc.	600	$ 29,513
Federal Realty Investment Trust (SBI)	1,800	36,000
FelCor Lodging Trust, Inc.	10,105	224,836
First Industrial Realty Trust, Inc.	8,800	261,250
First Union Real Estate Equity & Mortgage Investments	1,480	3,978
Franchise Finance Corp. of America	4,100	92,250
Gables Residential Trust (SBI)	1,000	27,750
General Growth Properties, Inc.	10,200	327,675
Glenborough Realty Trust, Inc.	10,200	189,975
Glimcher Realty Trust (SBI)	800	12,300
Great Lakes REIT, Inc.	200	3,838
Health Care Property Investors, Inc.	3,824	100,619
Health Care REIT, Inc.	6,700	121,019
Healthcare Realty Trust, Inc.	10,066	198,804
Highwoods Properties, Inc.	12,400	298,375
Home Properties of New York, Inc.	600	17,813
Hospitality Properties Trust (SBI)	8,600	199,950
Host Marriott Corp.	39,200	418,950
HRPT Properties Trust	34,100	232,306
Humphrey Hospitality Trust (REIT)	130	1,040
Impac Mortgage Holdings, Inc.	700	1,881
Innkeepers USA Trust	7,100	73,663
IRT Property Co.	1,000	8,813
iStar Financial, Inc.	8,758	183,371
Jameson Inns, Inc.	100	738
JDN Realty Corp.	13,000	134,063
JP Realty, Inc.	500	8,875
Kilroy Realty Corp.	900	22,388
Kimco Realty Corp.	10,700	434,688
Koger Equity, Inc.	200	3,425
Konover Property Trust, Inc.	100	419
Kramont Realty Trust	100	994
Lexington Corporate Properties Trust	100	1,138
Liberty Property Trust (SBI)	13,100	342,238
LTC Properties, Inc.	200	813
Macerich Co.	1,500	31,406
Mack-Cali Realty Corp.	11,800	309,013
Manufactured Home Communities, Inc.	800	18,900
Meditrust Corp. unit	30,134	69,685
MeriStar Hospitality Corp.	11,154	246,782
MGI Properties, Inc.	400	925
Mid-America Apartment Communities, Inc.	700	16,931
Mills Corp.	4,900	88,813
National Golf Properties, Inc.	400	8,200
National Health Investors, Inc.	200	1,475
Nationwide Health Properties, Inc.	1,400	20,213
New Plan Excel Realty Trust	18,240	251,940
Omega Healthcare Investors, Inc.	9,400	56,988
Pacific Gulf Properties, Inc.	6,000	167,625

	Shares	Value (Note 1)
Pan Pacific Retail Properties, Inc.	600	$ 11,438
Parkway Properties, Inc.	100	3,175
Pennsylvania Real Estate Investment Trust	400	6,975
Pinnacle Holdings, Inc. (a)	6,400	257,600
Post Properties, Inc.	7,600	321,575
Prentiss Properties Trust (SBI)	6,100	148,306
Prime Retail, Inc.	479	329
Prison Realty Corp.	17,725	42,097
ProLogis Trust	25,820	590,633
PS Business Parks, Inc.	100	2,650
Public Storage, Inc.	20,872	508,755
Realty Income Corp.	800	18,200
Reckson Associates Realty Corp.	10,500	255,281
Redwood Trust, Inc.	300	4,744
Regency Realty Corp.	3,800	85,975
RFS Hotel Investors, Inc.	900	11,250
Saul Centers, Inc.	100	1,581
Senior Housing Properties Trust (REIT)	940	8,578
Shurgard Storage Centers, Inc. Class A	1,200	28,575
Simon Property Group, Inc.	26,100	595,406
SL Green Realty Corp.	600	16,088
Sovran Self Storage, Inc.	400	7,775
Spieker Properties, Inc.	10,500	573,563
Storage USA, Inc.	1,500	45,188
Summit Properties, Inc.	1,100	25,575
Sun Communities, Inc.	500	15,469
Tanger Factory Outlet Centers, Inc.	100	2,106
Taubman Centers, Inc.	1,700	18,594
The Rouse Co.	13,800	332,925
Thornburg Mortgage, Inc.	600	4,913
Town & Country Trust	500	8,844
United Dominion Realty Trust, Inc.	8,300	89,744
Universal Health Realty Income Trust	100	1,756
Urban Shopping Centers, Inc.	500	17,469
Ventas, Inc. (a)	2,000	9,875
Vornado Realty Trust	14,224	526,288
Washington (SBI)	700	13,431
Weingarten Realty Investors (SBI)	1,600	64,800
Western Properties Trust	500	5,813
Westfield America, Inc.	4,500	67,219
Winston Hotels, Inc.	500	4,344
Wyndham International, Inc. Class A (a)	7,215	15,332
		17,612,685
TOTAL CONSTRUCTION & REAL ESTATE		26,665,796
DURABLES - 3.3%
Autos, Tires, & Accessories - 0.7%
Aftermarket Technology Corp. (a)	700	4,288
Amcast Industrial Corp.	1,000	12,000
ArvinMeritor, Inc.	12,450	205,425
AutoNation, Inc.	45,200	293,800
Aviation Sales Co. (a)	2,600	13,000
Bandag, Inc.	2,300	74,894
Common Stocks - continued
	Shares	Value (Note 1)
DURABLES - continued
Autos, Tires, & Accessories - continued
Borg-Warner Automotive, Inc.	6,100	$ 209,688
Boyds Wheels, Inc. (a)	800	56
Breed Technologies, Inc. (a)	2,500	500
Casey's General Stores, Inc.	14,400	163,800
CLARCOR, Inc.	1,550	31,969
Colonels International, Inc. (a)	200	1,000
Copart, Inc. (a)	5,400	91,463
CSK Auto Corp. (a)	2,800	15,225
Discount Auto Parts, Inc. (a)	1,400	12,425
Donnelly Corp. Class A	100	1,388
Dura Automotive Systems, Inc. Class A (a)	8,544	91,848
Evans Systems, Inc. (a)	3,400	2,380
Federal Signal Corp.	8,200	176,813
Federal-Mogul Corp.	11,300	116,531
Fidelity Holdings, Inc. (a)	7,100	9,541
GenTek, Inc.	480	7,320
Gentex Corp. (a)	12,600	326,025
Getty Petroleum Marketing, Inc. (a)	100	388
Giant Industries, Inc. (a)	87	587
Hayes Lemmerz International, Inc. (a)	900	11,588
IMPCO Technologies, Inc. (a)	3,100	74,594
Intermet Corp.	3,100	24,025
Keystone Automotive Industries, Inc. (a)	3,200	18,000
Lear Corp. (a)	8,800	189,750
Lithia Motors, Inc. Class A (a)	900	11,025
Lufkin Industries, Inc.	200	3,763
Mascotech, Inc.	8,700	144,094
McLaren Automotive Group, Inc. (a)	300	563
Midas, Inc.	1,400	23,800
Miller Industries, Inc. (a)	1,500	2,156
Modine Manufacturing Co.	900	25,313
Monaco Coach Corp. (a)	600	10,500
Monro Muffler Brake, Inc. (a)	1,105	11,188
NACCO Industries, Inc. Class A	3,700	173,438
O'Reilly Automotive, Inc. (a)	11,000	167,750
Oshkosh Truck Co.	3,850	136,675
Raytech Corp. (a)	100	300
Simpson Industries, Inc.	600	5,850
Sonic Automotive, Inc. Class A (a)	2,700	28,519
Spartan Motors, Inc.	100	266
SPX Corp. (a)	4,400	721,600
Standard Motor Products, Inc.	1,000	9,688
Strattec Security Corp. (a)	1,000	34,625
Superior Industries International, Inc.	6,200	201,113
Supreme Industries, Inc. Class A	100	475
TBC Corp. (a)	700	3,894
Tower Automotive, Inc. (a)	7,100	80,763
Ugly Duckling Corp. (a)	200	1,388

	Shares	Value (Note 1)
United Auto Group, Inc. (a)	1,800	$ 15,188
Wabash National Corp.	700	7,788
		4,002,033
Consumer Durables - 0.2%
Ballantyne of Omaha, Inc. (a)	530	629
Blyth, Inc.	7,700	180,469
Boyds Collection, Ltd. (a)	6,000	53,250
Daktronics, Inc. (a)	3,200	44,800
Department 56, Inc. (a)	2,600	35,263
Dupont Photomasks, Inc. (a)	3,200	242,800
Libbey, Inc.	800	26,250
Lifetime Hoan Corp.	100	650
Mikasa, Inc.	2,200	21,313
Oneida Ltd.	450	6,188
Printrak International, Inc. (a)	100	1,175
SAF T LOK, Inc. (a)	17,000	17,531
Shuffle Master, Inc. (a)	4,300	74,175
Simpson Manufacturing Co. Ltd. (a)	900	42,300
Sola International, Inc. (a)	1,600	11,200
		757,993
Consumer Electronics - 1.6%
American Technology Corp. (a)	1,600	8,000
Applica, Inc. (a)	2,700	28,013
Audible, Inc.	4,200	7,350
Boston Acoustics, Inc.	200	2,475
Digital Video Systems, Inc. (a)	1,400	10,413
Fossil, Inc. (a)	5,825	101,573
Gemstar-TV Guide International, Inc. (a)	54,800	4,945,700
General Motors Corp. Class H	87,800	2,908,375
Harman International Industries, Inc.	2,900	222,575
Movado Group, Inc.	5,600	78,400
National Presto Industries, Inc.	900	27,394
Odetics, Inc. Class B	4,600	64,975
Parkervision, Inc. (a)	2,800	119,000
Recoton Corp. (a)	4,300	61,006
Royal Appliance Manufacturing Co. (a)	600	4,088
Salton, Inc. (a)	1,350	50,794
Sunbeam Corp. (a)	4,208	8,153
Sunbeam Corp. warrants 8/24/03 (a)	610	0
TrueTime, Inc.	3,000	12,375
U.S. Industries, Inc.	9,960	126,990
Universal Electronics, Inc. (a)	4,200	99,553
		8,887,202
Home Furnishings - 0.3%
Bassett Furniture Industries, Inc.	1,600	22,000
Bush Industries, Inc. Class A.	1,400	18,200
Chromcraft Revington, Inc. (a)	1,500	16,688
Craftmade International, Inc.	1,100	8,731
Ethan Allen Interiors, Inc.	5,100	137,381
Falcon Products, Inc.	1,200	11,700
Flexsteel Industries, Inc.	900	11,025
Furniture Brands International, Inc. (a)	6,300	101,588
Common Stocks - continued
	Shares	Value (Note 1)
DURABLES - continued
Home Furnishings - continued
Haverty Furniture Companies, Inc.	2,000	$ 23,125
Heilig-Meyers Co.	1,800	342
Herman Miller, Inc.	13,300	424,769
Hillenbrand Industries, Inc.	4,300	149,694
HON Industries, Inc.	7,000	188,563
Kimball International, Inc. Class B	1,300	22,100
La-Z-Boy, Inc.	7,106	114,140
Linens'n Things, Inc. (a)	4,300	116,100
Mity-Lite, Inc. (a)	700	7,044
Restoration Hardware, Inc. (a)	6,200	35,650
Rowe Furniture Corp.	2,010	8,919
Select Comfort Corp. (a)	2,600	5,525
Stanley Furniture Co., Inc. (a)	1,000	27,125
Steelcase, Inc. Class A	8,000	132,500
TAB Products Co.	1,100	4,675
The Bombay Company, Inc. (a)	18,700	50,256
Virco Manufacturing Co.	1,441	18,553
		1,656,393
Textiles & Apparel - 0.5%
Active Apparel Group, Inc. (a)	200	975
Ashworth, Inc. (a)	600	3,319
BEBE Stores, Inc. (a)	5,600	87,850
Brown Shoe Co., Inc.	1,400	15,050
Burlington Industries, Inc. (a)	2,000	3,500
Candies, Inc. (a)	700	875
Collins & Aikman Corp. (a)	1,800	9,338
Columbia Sportswear Co. (a)	1,600	65,400
Cone Mills Corp. (a)	800	3,500
Converse, Inc. (a)	200	194
Crown Crafts, Inc.	100	50
Culp, Inc.	100	425
Cutter & Buck, Inc. (a)	5,500	74,250
Deckers Outdoor Corp. (a)	100	544
Delta Apparel, Inc. (a)	80	820
Delta Woodside Industries	800	1,300
Dixie Group, Inc. (a)	1,800	7,200
Donna Karan International, Inc. (a)	700	4,244
Duck Head Apparel Co., Inc. (a)	80	80
Durango Apparel, Inc. (a)	100	4
Dyersburg Corp. (a)	100	9
Florsheim Group, Inc. (a)	100	88
G-III Apparel Group Ltd. (a)	1,200	7,950
Galey & Lord, Inc. (a)	400	1,775
Guilford Mills, Inc.	700	2,450
Haggar Corp.	300	3,694
Hartmarx Corp. (a)	1,100	3,300
Interface, Inc. Class A	8,100	56,194
Jones Apparel Group, Inc. (a)	19,101	467,975
Jos. A. Bank Clothiers, Inc. (a)	100	403
K-Swiss, Inc. Class A	5,200	117,000
Kellwood Co.	7,200	115,200

	Shares	Value (Note 1)
Madden Steven Ltd. (a)	7,900	$ 97,269
Maxwell Shoe, Inc. Class A (a)	2,500	26,250
McNaughton Apparel Group, Inc. (a)	100	1,600
Mohawk Industries, Inc. (a)	7,000	166,250
Mossimo, Inc. (a)	800	1,050
Nautica Enterprises, Inc. (a)	10,100	119,306
Oshkosh B'Gosh, Inc. Class A	1,330	18,953
Oxford Industries, Inc.	100	2,213
Pacific Sunwear of California, Inc. (a)	2,400	31,950
Phillips-Van Heusen Corp.	900	8,213
Pillowtex Corp.	4,926	12,007
Polo Ralph Lauren Corp. Class A (a)	7,400	143,375
Polymer Group, Inc.	5,800	40,600
Quaker Fabric Corp. (a)	850	4,303
Quiksilver, Inc. (a)	1,250	18,594
R.G. Barry Corp. (a)	100	319
Rocky Shoes Boots, Inc. (a)	100	525
Samsonite Corp. (a)	2,743	11,829
Saucony, Inc. (a)	1,400	13,475
Shaw Industries, Inc.	17,909	222,743
Skechers U.S.A., Inc. Class A, (a)	5,300	94,406
Sport-Haley, Inc. (a)	100	325
Stride Rite Corp.	4,400	26,400
Superior Uniform Group, Inc.	100	763
Tarrant Apparel Group (a)	1,600	12,300
Timberland Co. Class A (a)	3,300	134,475
Tropical Sportswear International Corp. (a)	900	16,256
U.S. Home & Garden, Inc. (a)	2,900	6,706
Unifi, Inc. (a)	4,800	54,300
Vans, Inc. (a)	6,400	100,000
Warnaco Group, Inc. Class A	12,664	63,320
WestPoint Stevens, Inc.	10,300	144,844
Wolverine World Wide, Inc.	1,300	14,219
Worldtex, Inc. (a)	100	31
		2,664,125
TOTAL DURABLES		17,967,746
ENERGY - 3.7%
Coal - 0.0%
Arch Coal, Inc.	1,300	9,750
CONSOL Energy, Inc.	5,600	116,550
		126,300
Energy Services - 2.0%
Atwood Oceanics, Inc. (a)	4,300	195,113
BJ Services Co. (a)	9,200	616,400
Cal Dive International, Inc. (a)	3,800	218,500
Carbo Ceramics, Inc.	300	10,894
Dawson Geophysical Co. (a)	200	2,025
Diamond Offshore Drilling, Inc.	18,000	806,625
Eagle Geophysical, Inc. (a)	639	3
ENSCO International, Inc.	16,100	641,988
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Services - continued
Global Industries Ltd. (a)	19,400	$ 241,288
Global Marine, Inc. (a)	18,800	607,475
Grey Wolf, Inc. (a)	7,500	41,250
Hanover Compressor Co. (a)	9,400	298,450
Helmerich & Payne, Inc.	8,900	328,744
Input/Output, Inc. (a)	1,600	14,400
Kaneb Services, Inc. (a)	200	900
Key Energy Group, Inc. (a)	8,400	87,150
Layne Christensen Co. (a)	100	450
Lone Star Technologies, Inc. (a)	5,100	256,275
Marine Drilling Companies, Inc. (a)	4,100	111,469
Maverick Tube Corp. (a)	4,800	134,700
Nabors Industries, Inc. (a)	16,596	789,347
Noble Drilling Corp. (a)	14,700	712,950
Oceaneering International, Inc. (a)	3,800	66,263
Offshore Logistics, Inc. (a)	9,600	166,800
Parker Drilling Co. (a)	24,900	178,969
Patterson Energy, Inc. (a)	7,300	229,038
Powell Industries, Inc. (a)	100	950
Pride International, Inc. (a)	12,900	317,663
R&B Falcon Corp. (a)	21,340	608,190
RPC, Inc.	900	9,900
Santa Fe International Corp.	19,500	766,594
SEACOR SMIT, Inc. (a)	4,200	191,363
Seitel, Inc. (a)	8,500	133,344
Smith International, Inc. (a)	5,100	405,450
Superior Energy Services, Inc. (a)	17,500	192,500
TETRA Technologies, Inc. (a)	400	5,450
Tidewater, Inc.	6,600	266,475
Unit Corp. (a)	4,300	67,188
UTI Energy Corp. (a)	4,500	167,625
Varco International, Inc. (a)	18,075	364,889
Weatherford International, Inc.	13,062	613,098
Zapata Corp.	800	2,550
		10,870,695
Oil & Gas - 1.7%
3Tec Energy Corp. (a)	6,900	113,850
American International Petroleum Corp. (a)	100	53
APCO Argentina, Inc.	100	2,350
Barrett Resources Corp. (a)	6,900	238,913
Basin Exploration, Inc. (a)	6,400	128,000
Belco Oil & Gas Corp. (a)	1,000	9,125
Bellwether Exploration Co. (a)	11,400	90,844
Benton Oil & Gas Co. (a)	1,100	2,338
Berry Petroleum Co. Class A	300	5,700
BP Prudhoe Bay Royalty Trust	200	2,513
Brigham Exploration Co. (a)	100	222
Buckeye Partners LP	800	22,500
Cabot Oil & Gas Corp. Class A	7,500	150,000
Carrizo Oil & Gas, Inc. (a)	100	1,075

	Shares	Value (Note 1)
Castle Energy Corp.	900	$ 6,553
Chesapeake Energy Corp. (a)	25,798	196,710
Comstock Resources, Inc. (a)	1,000	9,938
Cooper Cameron Corp. (a)	5,300	412,406
Costilla Energy, Inc. (a)	100	1
Cross Timbers Oil Co.	9,650	255,122
Crown Central Petroleum Corp. Class B (a)	100	931
Denbury Resources, Inc. (a)	400	2,718
Edge Petroleum Corp. (a)	1,200	4,200
EEX Corp. (a)	1,400	7,700
Enterprise Products Partners LP	800	20,450
EOG Resources, Inc.	14,500	554,625
Evergreen Resources, Inc. (a)	5,400	157,613
Forest Oil Corp. (a)	5,800	88,813
Friede Goldman Halter, Inc. (a)	3,168	17,820
Frontier Oil Corp. (a)	500	3,563
FX Energy, Inc. (a)	500	2,000
Gothic Energy Corp. (a)	300	389
Grant Prideco, Inc. (a)	14,362	337,507
Greka Energy Corp. (a)	16	190
Gulf Island Fabrication, Inc. (a)	6,800	125,800
Hallwood Energy Corp.	74	648
Harken Energy Corp. (a)	4,400	3,575
Holly Corp.	300	3,863
Houston Exploration Co. (a)	700	18,113
HS Resources, Inc. (a)	4,900	155,269
Hugoton Royalty Trust	2,700	34,594
Inland Resources, Inc. (a)	10	46
Key Production Co., Inc. (a)	100	1,800
Louis Dreyfus Natural Gas Corp. (a)	8,600	298,850
Magnum Hunter Resources, Inc. (a)	900	6,975
Magnum Hunter Resources, Inc. warrants 7/1/02 (a)	300	600
Mallon Resources Corp. (a)	500	3,438
Markwest Hydrocarbon, Inc. (a)	100	913
Meridian Resource Corp. (a)	1,500	9,469
Miller Exploration Co. (a)	600	1,013
Murphy Oil Corp.	7,200	480,600
National Energy Group, Inc. (a)	900	315
National-Oilwell, Inc. (a)	13,140	455,794
Newfield Exploration Co. (a)	8,700	376,275
Noble Affiliates, Inc.	7,400	286,750
Nuevo Energy Co. (a)	1,800	34,538
Ocean Energy, Inc. (a)	23,052	350,102
Parallel Petroleum Corp. (a)	100	353
Patina Oil & Gas Corp.	3,700	78,625
Penn Virginia Corp.	200	5,463
Pennzoil-Quaker State Co.	18,166	225,940
Petroleum Development Corp. (a)	100	544
Pioneer Natural Resources Co. (a)	9,900	137,363
Plains Resources, Inc. (a)	4,300	76,325
Pogo Producing Co.	7,500	201,563
Prima Energy Corp. (a)	2,900	130,138
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Range Resources Corp.	1,120	$ 5,600
Remington Oil & Gas Corp. (a)	400	3,625
Resource America, Inc. Class A	5,200	43,875
Seven Seas Petroleum, Inc. (a)	1,200	3,450
St. Mary Land & Exploration Co.	4,000	165,500
Stone Energy Corp. (a)	3,000	179,438
Swift Energy Co. (a)	1,900	54,981
TEPPCO Partners LP	1,500	35,625
Tesoro Petroleum Corp. (a)	11,300	108,763
Tom Brown, Inc. (a)	2,300	50,025
TransMontaigne, Inc. (a)	1,000	4,438
Ultramar Diamond Shamrock Corp.	17,500	410,156
UNIFAB International, Inc. (a)	300	3,338
Valero Energy Corp.	8,000	241,000
Vastar Resources, Inc.	14,500	1,199,875
Veritas DGC, Inc. (a)	3,000	80,063
Vintage Petroleum, Inc.	11,400	239,400
WD-4O Co.	700	13,563
Western Gas Resources, Inc.	8,100	177,694
Williams Clayton Energy, Inc. (a)	3,300	133,238
Wiser Oil Co. (a)	100	394
		9,506,427
TOTAL ENERGY		20,503,422
FINANCE - 11.7%
Banks - 2.9%
1st Source Corp.	557	10,374
Abigail Adams National Bancorp, Inc.	100	888
Advanta Corp.	8,600	111,800
Alabama National Bancorp	100	1,931
Allegiant Bancorp, Inc.	260	2,243
Amcore Financial, Inc.	5,600	101,150
American Pacific Bank of Oregon Class B (a)	300	1,031
Area Bankshares Corp.	200	4,500
Associated Banc-Corp.	14,657	368,028
BancorpSouth, Inc.	4,000	58,500
BancWest Corp.	6,120	108,248
Bank of Granite Corp.	325	7,434
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	431	1,697
Banknorth Group, Inc.	26,663	436,607
BOK Financial Corp.	3,266	58,380
Boston Private Financial Holdings, Inc.	100	1,331
Brenton Banks, Inc.	242	2,961
BT Financial Corp.	720	12,960
Capital Crossing Bank (a)	1,200	10,500
Cathay Bancorp, Inc.	100	4,988
Centura Banks, Inc.	3,960	139,837
Century South Banks, Inc.	300	6,563

	Shares	Value (Note 1)
Chemical Financial Corp.	242	$ 5,203
Chittenden Corp.	1,867	51,109
Citizens Banking Corp.	3,334	76,682
City Holding Co.	111	839
City National Corp.	9,360	365,625
Colonial Bancgroup, Inc.	8,900	86,775
Commerce Bancorp, Inc.	7,100	366,981
Commerce Bancshares, Inc.	11,424	411,264
Community First Bankshares, Inc.	12,500	225,000
Community Trust Bancorp, Inc.	341	5,264
Compass Bancshares, Inc.	22,050	402,413
Corus Bankshares, Inc.	500	16,500
CPB, Inc.	100	2,588
Cullen Frost Bankers, Inc.	11,900	368,900
CVB Financial Corp.	206	3,296
East West Bancorp, Inc.	10,600	180,863
F&M National Corp.	1,021	24,887
Fidelity National Corp., Georgia	500	3,531
First BanCorp P R	2,100	40,950
First Citizen Bancshares, Inc.	700	46,069
First Commonwealth Financial Corp.	2,704	25,857
First Financial Bancorp Ohio	4,254	71,786
First Financial Bankshares, Inc.	110	3,520
First Midwest Bancorp, Inc.	8,864	228,802
First Security Corp.	31,626	482,297
First Tennessee National Corp.	21,600	475,200
First United Bancshares, Inc.	200	3,250
First Virginia Banks, Inc.	9,300	397,575
Firstmerit Corp.	15,892	370,482
FNB Corp. Pennsylvania	1,485	32,670
Fulton Financial Corp.	7,522	157,962
GBC Bancorp	595	22,536
Gold Banc Corp., Inc.	3,309	17,734
Greater Bay Bancorp	4,100	254,200
Hamilton Bancorp, Inc. (a)	1,100	16,363
Hancock Holding Co.	100	3,213
Hibernia Corp. Class A	31,800	399,488
Hudson United Bancorp	10,326	260,086
Imperial Bancorp	9,964	216,717
Independent Bank Corp.	500	6,906
Integra Bank Corp.	530	10,203
International Bancshares Corp.	1,531	46,983
Irwin Financial Corp.	700	10,369
Jefferson Savings Bancorp, Inc.	100	1,088
Keystone Financial, Inc.	11,600	266,800
M&T Bank Corp.	1,199	581,140
Marshall & Ilsley Corp.	16,400	799,500
Mercantile Bankshares Corp.	11,700	403,467
Merchants New York Bancorp, Inc.	200	3,588
MidAmerica Bancorp	106	2,756
Mississippi Valley Bancshares, Inc.	300	7,650
National City Bancorp.	110	1,980
National Commmerce Bancorp	35,800	691,387
National Penn Bancshares, Inc.	341	6,905
Common Stocks - continued
	Shares	Value (Note 1)
FINANCE - continued
Banks - continued
NBT Bancorp, Inc.	355	$ 4,038
North Fork Bancorp, Inc.	30,657	547,994
Old National Bancorp	8,703	244,228
Omega Financial Corp.	200	5,550
Oriental Financial Group, Inc.	533	6,996
Pacific Capital Bancorp	1,500	40,219
Pacific Century Financial Corp.	17,100	239,400
Park National Corp.	715	64,618
Popular, Inc.	16,100	332,063
Provident Financial Group, Inc.	10,900	286,806
R&G Financial Corp. Class B	600	6,225
Republic Bancorp, Inc.	3,335	29,598
Republic Bancshares, Inc. (a)	1,100	13,338
Riggs National Corp.	10,300	122,956
S&T Bancorp, Inc.	880	17,366
Santander Bancorp	1,500	17,625
Seacoast Financial Services Corp.	2,777	28,117
Silicon Valley Bancshares (a)	6,400	368,800
Sky Financial Group, Inc.	12,353	216,178
South Financial Group, Inc.	2,470	32,110
Southwest Bancorp Texas, Inc. (a)	7,400	215,063
State Financial Services Corp.	2,200	22,688
Sterling Bancshares, Inc.	850	12,046
Sun Bancorp, Inc.	2,940	22,050
Susquehanna Bancshares, Inc.	1,400	20,037
Texas Regional Bancshares, Inc. Class A	700	17,850
TF Financial Corp.	100	1,425
Trust Co. of New Jersey	600	9,900
Trustco Bank Corp.	5,010	64,504
Trustmark Corp.	5,800	107,300
UAB Financial Corp.	1,355	48,865
UCBH Holdings, Inc.	4,500	136,125
UnionBanCal Corp.	27,000	669,938
United Bankshares, Inc.	3,070	61,016
United National Bancorp	116	2,030
USBANCORP, Inc. Pennsylvania	600	2,644
Valley National Bancorp	5,579	146,449
WesBanco, Inc.	600	14,025
West Coast Bancorp	1,771	17,489
Westamerica Bancorp.	7,600	230,375
Whitney Holding Corp.	1,400	49,788
Wilmington Trust Corp.	6,500	327,438
Zions Bancorp	14,168	634,018
		15,874,438
Credit & Other Finance - 0.8%
5B Technologies Corp. (a)	2,200	4,400
Aames Financial Corp. (a)	440	303
Ace Cash Express, Inc. (a)	100	1,075
Actrade Financial Technologies Ltd. (a)	4,800	165,000
Allied Capital Corp.	18,120	366,930
Allstate Financial Corp. (a)	400	400

	Shares	Value (Note 1)
AmeriCredit Corp. (a)	7,300	$ 201,663
Ampal-American Israel Corp. Class A (a)	4,900	76,256
AMRESCO, Inc. (a)	1,460	1,643
Associates First Capital Corp. (a)	2,400	74
Cash America International, Inc.	1,700	12,750
CompuCredit Corp. (a)	9,000	356,625
Concord EFS, Inc. (a)	29,600	950,900
Consumer Portfolio Services, Inc. (a)	600	1,050
ContiFinancial Corp. (a)	1,500	30
Credit Acceptance Corp. (a)	1,500	9,000
Delta Financial Corp. (a)	500	406
Doral Financial Corp.	5,200	77,350
E-Loan, Inc.	9,200	31,912
Electronic Clearing House, Inc. (a)	10,300	18,347
ePlus, Inc. (a)	1,800	35,213
Federal Agricultural Mortgage Corp. (a)	300	5,363
Financial Federal Corp. (a)	800	17,000
Finet.Com, Inc. (a)	5,400	3,038
Finova Group, Inc.	15,900	110,306
First Alliance Corp. (a)	700	219
First Charter Corp.	1,584	25,443
Greenpoint Financial Corp.	11,200	292,600
Heller Financial, Inc. Class A	7,864	195,617
Home Gold Financial, Inc. (a)	100	63
IMC Mortgage Co. (a)	1,800	45
Imperial Credit Industries (a)	1,500	3,000
Indymac Bancorp, Inc.	14,700	248,063
Investors Financial Services Corp.	6,200	381,688
LendingTree, Inc.	8,010	39,549
Medallion Financial Corp.	700	11,288
Metris Companies, Inc.	5,916	212,606
New Century Financial Corp. (a)	1,900	21,731
NextCard, Inc. (a)	4,900	40,272
PMC Capital, Inc.	100	975
Point West Capital Corp. (a)	2,100	5,644
Resource Bancshares Mortgage Group, Inc.	810	4,202
SierraCities.com, Inc. (a)	2,800	8,400
Student Loan Corp.	1,900	90,606
T&W Financial Corp. (a)	600	28
The Midland Co.	3,600	92,700
Triad Guaranty, Inc. (a)	1,600	39,300
UniCapital Corp. (a)	9,400	1,175
WFS Financial, Inc. (a)	2,100	31,106
Willis Lease Finance Corp. (a)	2,100	15,750
World Acceptance Corp. (a)	100	525
WSFS Financial Corp.	4,000	43,250
		4,252,879
Federal Sponsored Credit - 0.0%
Charter Municipal Mortgage Acceptance Co.	1,100	14,919
Insurance - 4.3%
21st Century Holding Co. (a)	8,200	38,950
Common Stocks - continued
	Shares	Value (Note 1)
FINANCE - continued
Insurance - continued
21st Century Insurance Group	10,200	$ 161,288
Acceptance Insurance Co., Inc.	1,700	9,988
ACMAT Corp. Class A (a)	6,500	47,531
Alfa Corp.	4,600	87,113
Allcity Insurance Co. (a)	2,800	28,000
Allmerica Financial Corp.	6,900	420,038
AMBAC Financial Group, Inc.	8,200	529,925
American Financial Group, Inc.	6,900	171,206
American National Insurance Co.	3,100	190,650
Amerus Life Holdings, Inc.	1,034	25,527
Amwest Insurance Group, Inc.	7,300	33,763
Arch Capital Group Ltd. (a)	2,000	30,375
Argonaut Group, Inc.	2,600	42,900
Arthur J. Gallagher & Co.	5,800	284,200
Atlantic American Corp. (a)	400	900
Baldwin & Lyons, Inc. Class B	1,500	29,156
Berkshire Hathaway, Inc. Class A (a)	202	11,654,974
Brown & Brown, Inc.	2,300	61,381
Capitol Transamerica Corp.	1,300	15,356
Ceres Group, Inc. (a)	300	1,988
ChoicePoint, Inc. (a)	3,315	155,391
Citizens, Inc. Class A	107	689
Claimsnet.com, Inc. (a)	2,700	11,222
Clark/Bardes Holdings, Inc. (a)	100	1,013
CNA Financial Corp. (a)	21,700	861,219
CNA Surety Corp.	5,100	58,969
Commerce Group, Inc.	4,100	106,600
Core, Inc. (a)	7,300	43,800
Crawford & Co. Class B	4,600	57,213
Danielson Holding Corp. (a)	2,100	8,925
Delphi Financial Group, Inc. Class A	1,044	43,196
Donegal Group, Inc.	7,433	52,960
E.W. Blanch Holdings, Inc.	5,400	118,463
EMC Insurance Group	7,500	72,188
Enhance Financial Services Group, Inc.	4,500	70,875
Erie Indemnity Co. Class A	6,900	213,469
Farm Family Holdings, Inc. (a)	700	21,088
FBL Financial Group, Inc. Class A	1,000	14,750
Fidelity National Financial, Inc.	7,852	156,549
First American Corp. Calif	7,650	126,225
First Health Group Corp. (a)	9,000	279,563
Fortune Financial, Inc. (a)	200	463
FPIC Insurance Group, Inc. (a)	6,500	98,719
Fremont General Corp.	8,200	26,138
Frontier Insurance Group, Inc.	8,950	2,797
Gainsco, Inc.	2,400	9,300
Great American Financial Resources, Inc.	2,400	43,050
Harleysville Group, Inc.	3,400	65,450
HCC Insurance Holdings, Inc.	5,800	122,525
HealthAxis, Inc. (a)	1,900	5,403

	Shares	Value (Note 1)
Healthcare Recoveries, Inc. (a)	1,300	$ 5,444
HealthExtras, Inc.	2,000	8,250
Healthplan Services Corp.	2,200	7,975
Highlands Insurance Group, Inc. (a)	1,600	14,300
Hilb, Rogal & Hamilton Co.	900	36,000
Horace Mann Educators Corp.	4,800	73,200
HSB Group, Inc.	3,450	137,784
Independence Holding Co.	220	2,805
INSpire Insurance Solutions, Inc. (a)	4,100	10,250
Interstate National Dealer Services, Inc. (a)	100	544
Investors Title Co.	5,500	59,125
John Hancock Financial Services, Inc.	40,300	1,017,575
Kansas City Life Insurance Co.	100	3,338
LandAmerica Financial Group, Inc.	1,600	40,700
Liberty Corp. (The)	592	22,792
Liberty Financial Companies, Inc.	3,500	82,688
Markel Corp. (a)	600	87,525
Medical Assurance, Inc.	2,768	32,178
MedicalControl, Inc. (a)	400	2,400
MEEMIC Holdings, Inc. (a)	4,300	85,194
Merchants Group, Inc.	100	1,738
Mercury General Corp.	6,400	175,600
Meridian Insurance Group, Inc.	5,032	87,746
MetLife, Inc.	33,800	821,763
MONY Group, Inc.	4,100	155,031
Motor Club of America (a)	7,800	63,375
National Security Group, Inc.	100	1,488
Nationwide Financial Services, Inc. Class A	6,400	255,200
Navigators Group, Inc. (a)	6,300	72,450
Nymagic, Inc.	1,100	15,606
Ohio Casualty Corp.	16,700	123,163
Old Guard Group, Inc.	400	4,700
Old Republic International Corp.	15,800	378,213
Penn Treaty American Corp. (a)	200	3,575
Penn-America Group, Inc.	1,000	7,375
Philadelphia Consolidated Holding Corp. (a)	1,500	24,750
PICO Holdings, Inc. (a)	1,600	22,100
PMA Capital Corp.	1,200	20,250
PMI Group, Inc.	5,300	328,600
Presidential Life Corp.	900	13,613
Professionals Group, Inc. (a)	1,100	25,163
Protective Life Corp.	11,415	328,181
Quotesmith.com, Inc.	2,500	5,313
Radian Group, Inc.	4,386	272,480
Reinsurance Group of America, Inc.	4,894	139,479
Reliance Group Holdings, Inc.	13,500	2,953
Reliastar Financial Corp.	12,050	648,441
RLI Corp.	1,225	47,163
SCPIE Holding, Inc.	1,400	30,450
Selective Insurance Group, Inc.	3,200	57,400
StanCorp Financial Group, Inc.	2,300	92,000
Common Stocks - continued
	Shares	Value (Note 1)
FINANCE - continued
Insurance - continued
State Auto Financial Corp.	4,700	$ 59,044
Stewart Information Services Corp.	1,600	21,500
Symons International Group, Inc. (a)	200	150
Transatlantic Holdings, Inc.	4,100	357,469
Trenwick Group, Inc.	2,190	41,473
UICI (a)	3,300	21,863
Unico American Corp.	9,700	66,688
United Fire & Casualty Co.	3,900	72,638
Unitrin, Inc.	8,300	252,631
Vesta Insurance Group Corp.	2,200	11,138
W.R. Berkley Corp.	3,400	90,100
Wesco Financial Corp.	800	192,000
White Mountains Insurance Group Ltd.	570	92,910
Zenith National Insurance Corp.	2,000	46,375
		23,994,826
Investment Companies - 0.0%
Harris & Harris Group, Inc. (a)	5,500	39,875
THCG, Inc. (a)	1,300	5,241
Winfield Capital Corp. (a)	1,100	13,613
		58,729
Savings & Loans - 1.1%
Alliance Bancorp	100	1,731
Ambanc Holding Co., Inc.	200	3,025
Anchor Bancorp Wisconsin, Inc.	1,500	24,469
Andover Bancorp, Inc.	300	8,775
Astoria Financial Corp.	12,390	435,199
Bank Plus Corp. (a)	4,000	13,500
Bank United Corp. Class A	7,000	315,000
BankUnited Financial Corp. Class A (a)	2,100	15,750
Bay View Capital Corp.	3,636	35,451
BSB Bancorp, Inc.	300	6,600
Capitol Federal Financial	7,900	114,550
CFS Bancorp, Inc.	800	8,100
Commercial Federal Corp.	13,995	252,785
Commonwealth Bancorp, Inc.	2,100	30,188
Community Savings Bankshares, Inc.	700	8,400
Dime Bancorp, Inc.	13,700	251,738
Dime Community Bancorp, Inc.	948	19,079
Downey Financial Corp.	2,310	77,385
Eagle Bancshares, Inc.	400	4,375
First Federal Capital Corp.	600	6,938
First Financial Holdings, Inc.	200	2,913
First Indiana Corp.	420	8,794
First Niagara Financial Group, Inc.	6,100	58,903
First Place Financial Corp.	5,200	58,500
First Republic Bank (a)	300	7,444
First Sentinel Bancorp, Inc.	4,891	44,630
First Washington Bancorp, Inc.	410	6,073
Firstfed America Bancorp, Inc.	100	1,494
FirstFed Financial Corp. (a)	700	12,600

	Shares	Value (Note 1)
Flagstar Bancorp, Inc.	2,300	$ 27,025
Flushing Financial Corp.	750	11,297
Golden State Bancorp, Inc.	21,824	439,208
Harbor Florida Bancshares, Inc.	1,300	15,519
Harris Financial, Inc.	1,200	9,150
Haven Bancorp, Inc.	5,800	154,425
HomeFed Corp. (a)	792	562
Hudson City Bancorp, Inc.	10,200	176,588
Hudson River Bancorp, Inc.	3,100	40,300
IBERIABANK Corp.	600	10,275
Independence Community Bank Corp.	15,600	211,575
Interwest Bancorp, Inc.	1,850	24,513
Klamath First Bancorp, Inc.	3,548	42,576
Life Financial Corp. (a)	300	938
MAF Bancorp., Inc.	1,600	34,400
MetroWest Bank	100	594
Net.B@nk, Inc. (a)	8,300	94,413
Northwest Bancorp, Inc.	2,600	22,100
OceanFirst Financial Corp.	2,500	51,563
Ocwen Financial Corp. (a)	4,626	26,310
PBOC Holdings, Inc. (a)	200	1,525
People's Bank	6,300	133,088
PFF Bancorp, Inc.	2,000	40,000
Provident Bankshares Corp.	8,569	122,108
Queens County Bancorp, Inc.	8,800	232,100
Republic Security Financial Corp.	6,558	28,281
Richmond County Financial Corp.	8,200	165,025
Roslyn Bancorp, Inc.	17,035	337,506
Sovereign Bancorp, Inc.	45,313	385,161
Staten Island Bancorp, Inc.	3,400	62,688
Sterling Financial Corp. (a)	100	1,138
TCF Financial Corp.	14,200	465,938
Timberland Bancorp, Inc.	500	6,125
Troy Financial Corp.	5,000	57,500
United Community Financial Corp.	5,000	31,563
USABancShares, Inc. (a)	3,700	12,950
W Holding Co., Inc.	3,000	28,313
Washington Federal, Inc.	13,957	289,608
Webster Financial Corp.	12,116	298,735
Westcorp, Inc.	1,920	25,080
York Financial Corp.	110	1,650
		5,953,802
Securities Industry - 2.6%
A.B. Watley Group, Inc. (a)	3,800	62,225
A.G. Edwards, Inc.	14,700	764,400
Acacia Research Corp. (a)	1,000	27,438
Advest Group, Inc.	300	9,169
AER Energy Resources, Inc. (a)	8,200	5,894
Affiliated Managers Group, Inc. (a)	1,900	105,925
Alleghany Corp.	922	160,831
Alliance Capital Management Holding LP	23,300	1,205,775
American Capital Strategies Ltd.	5,800	138,475
Common Stocks - continued
	Shares	Value (Note 1)
FINANCE - continued
Securities Industry - continued
American Insured Mortgage Investors:
Series 86	100	$ 400
Series 88	100	650
Ameritrade Holding Corp. Class A (a)	22,500	423,281
Atalanta Sosnoff Capital Corp. (a)	100	975
AXA Financial, Inc.	59,800	3,094,650
Competitive Technologies, Inc. (a)	4,100	36,644
Covol Technologies, Inc. (a)	6,600	20,213
Dain Rauscher Corp.	3,400	273,488
DLJ, Inc.	19,200	1,699,200
E*Trade Group, Inc. (a)	35,260	625,865
Eaton Vance Corp. (non-vtg.)	3,300	159,844
eSpeed, Inc. Class A	3,000	92,250
eVision USA.com, Inc. (a)	7,000	4,690
Federated Investors, Inc. Class B (non-vtg.)	19,349	453,492
Friedman, Billings, Ramsey Group, Inc. Class A (a)	3,900	29,006
Gilman & Ciocia, Inc. (a)	200	788
Global Capital Partners, Inc. (a)	4,800	33,000
GlobalNet Financial.com, Inc. (a)	2,600	25,675
Goldman Sachs Group, Inc.	11,000	1,408,688
Hyperfeed Technologies, Inc. (a)	7,500	31,875
Investment Technology Group, Inc. (a)	2,597	124,656
JB Oxford Holdings, Inc. (a)	10,700	48,484
Jefferies Group, Inc.	1,300	39,569
John Nuveen Co. (The) Class A	4,200	190,575
JWGenesis Financial Corp. (a)	1,041	15,485
Kaiser Ventures, Inc. (a)	100	1,269
Knight Trading Group, Inc. (a)	16,000	502,000
LaBranche & Co., Inc.	3,000	90,375
Legg Mason, Inc.	7,500	395,625
Meyerson & Co., Inc. (a)	1,100	5,844
Morgan Keegan, Inc.	1,400	28,088
National Discount Brokers Group, Inc. (a)	900	32,569
Neuberger Berman, Inc.	4,600	272,263
Nvest LP	3,900	152,344
Olympic Cascade Financial Corp. (a)	1,000	7,250
Omega Worldwide, Inc. (a)	66	173
Phoenix Investment Partners Ltd.	1,600	23,800
Pioneer Group, Inc. (a)	5,500	239,938
Raymond James Financial, Inc.	3,900	111,150
Security Capital Group, Inc. Class B (a)	12,000	204,000
Siebert Financial Corp.	1,400	12,688
Southwest Securities Group, Inc.	4,019	133,381
Spatializer Audio Labs, Inc. (a)	12,700	8,731
SRS Labs, Inc. (a)	2,800	24,850
Stifel Financial Corp.	110	1,430
TD Waterhouse Group, Inc. (a)	3,600	72,900
Tucker Anthony Sutro Corp.	500	11,781
United Asset Management Corp.	10,500	257,250

	Shares	Value (Note 1)
Value Line, Inc.	300	$ 10,763
Waddell & Reed Financial, Inc. Class A	10,950	381,881
Web Street, Inc.	4,900	12,250
Wit Soundview Group, Inc. (a)	13,000	120,250
		14,428,418
TOTAL FINANCE		64,578,011
HEALTH - 10.1%
Drugs & Pharmaceuticals - 7.3%
3 Dimensional Pharmaceuticals, Inc.	2,600	101,075
Aastrom Biosciences, Inc. (a)	15,600	52,163
Abgenix, Inc. (a)	10,000	751,719
Abiomed, Inc. (a)	2,300	138,863
Accredo Health, Inc. (a)	3,450	149,428
Advanced Photonix, Inc. Class A (a)	11,900	40,163
Advanced Polymer Systems, Inc. (a)	200	675
Advanced Tissue Sciences, Inc. Class A (a)	10,100	71,963
Akorn, Inc. (a)	7,100	72,331
Albany Molecular Research, Inc. (a)	5,200	185,900
Alexion Pharmaceuticals, Inc. (a)	1,800	189,000
Alkermes, Inc. (a)	6,000	277,500
Allergan Specialty Therapeutics, Inc. Class A (a)	400	7,350
Alliance Pharmaceutical Corp. (a)	9,400	143,350
Alpharma, Inc. Class A	4,300	243,488
Alteon, Inc. (a)	7,600	22,325
AMBI, Inc. (a)	17,400	33,713
American Biogenetic Sciences Class A (a)	14,800	24,975
Amylin Pharmaceuticals, Inc. (a)	11,600	157,325
Andrx Corp. (a)	8,300	722,100
Anesta Corp. (a)	3,700	88,106
Anika Therapeutics, Inc. (a)	1,100	1,925
Antigenics, Inc.	2,350	39,656
Aphton Corp. (a)	200	5,775
Applied Molecular Evolution, Inc.	2,800	90,125
Aquila Biopharmaceuticals, Inc. (a)	5,100	23,588
Argonaut Technologies, Inc.	2,100	36,488
ARIAD Pharmaceuticals, Inc. (a)	3,500	44,188
Aronex Pharmaceuticals, Inc. (a)	16,100	59,369
ArQule, Inc. (a)	4,000	82,250
Atrix Laboratories, Inc. (a)	1,900	29,094
AutoImmune, Inc. (a)	19,900	46,641
AVANIR Pharmaceuticals Class A (a)	8,200	49,713
Avant Immunotherapeutics, Inc. (a)	9,200	89,125
AVAX Technologies, Inc. (a)	4,900	48,081
AVI BioPharma, Inc. (a)	5,800	53,288
Avigen, Inc. (a)	2,100	76,519
Aviron (a)	3,800	171,000
AXYS Pharmaceuticals, Inc. (a)	10,935	84,746
Barr Laboratories, Inc. (a)	3,250	230,750
Bio-Technology General Corp. (a)	4,700	65,506
BioCryst Pharmaceuticals, Inc. (a)	2,400	76,650
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH - continued
Drugs & Pharmaceuticals - continued
Biomatrix, Inc. (a)	1,900	$ 40,375
Biopure Corp.	5,000	80,000
BioReliance Corp. (a)	100	1,025
Biosite Diagnostics, Inc. (a)	2,400	166,950
BioSource International, Inc. (a)	3,400	74,375
BioTime, Inc. (a)	500	3,781
Biotransplant, Inc. (a)	5,300	67,906
Bone Care International, Inc. (a)	100	2,281
Boston Life Sciences, Inc. (a)	7,300	56,575
Cadus Pharmaceutical Corp. (a)	100	69
Calypte Biomedical Corp. (a)	11,000	38,500
Cambrex Corp.	1,100	51,631
Carrington Laboratories, Inc. (a)	5,500	11,000
Carter-Wallace, Inc.	1,700	45,263
Catalytica, Inc. (a)	9,500	126,469
Cel-Sci Corp. (a)	5,700	17,100
Celgene Corp. (a)	7,700	569,800
Cell Genesys, Inc. (a)	2,400	73,950
Cell Pathways, Inc. (a)	2,300	76,906
Cell Therapeutics, Inc. (a)	2,000	93,000
Cellegy Pharmaceuticals, Inc. (a)	5,300	45,713
Cephalon, Inc. (a)	3,600	181,125
Cerus Corp. (a)	1,900	100,819
Chattem, Inc. (a)	4,300	52,406
Chirex, Inc. (a)	4,100	127,613
Chiron Corp. (a)	23,900	1,292,094
CIMA Labs, Inc. (a)	2,600	107,575
Collagenex Pharmaceuticals, Inc. (a)	4,900	47,775
Columbia Laboratories, Inc. (a)	1,000	5,500
Connetics Corp. (a)	6,400	114,000
COR Therapeutics, Inc. (a)	5,800	326,250
Corixa Corp. (a)	2,600	133,088
Cortex Pharmaceuticals, Inc. (a)	7,500	22,266
Corvas International, Inc. (a)	5,700	90,844
Coulter Pharmaceutical, Inc. (a)	900	28,181
Covalent Group, Inc. (a)	7,800	26,081
Crescendo Pharmaceuticals Corp. (a)	1,100	22,413
Cubist Pharmaceuticals, Inc. (a)	2,500	152,813
CuraGen Corp. (a)	3,800	168,625
Curative Health Services, Inc. (a)	3,200	16,400
CV Therapeutics, Inc. (a)	3,000	225,000
Cytoclonal Pharmaceuticals, Inc. (a)	6,300	60,244
CYTOGEN Corp. (a)	7,000	62,125
Cytyc Corp. (a)	3,800	177,175
Deltagen, Inc.	3,900	112,613
Dexter Corp.	4,500	266,063
Diacrin, Inc. (a)	100	906
Diagnostic Products Corp.	500	21,188
Discovery Laboratories, Inc. (a)	10,400	59,800
Dura Pharmaceuticals, Inc. (a)	7,400	203,963
Duramed Pharmaceuticals, Inc. (a)	10,200	68,850

	Shares	Value (Note 1)
Dyax Corp. (a)	2,400	$ 84,000
Elan Corp. PLC rights 1/15/03 (a)	2,000	1,875
Electrosource, Inc. (a)	3,500	18,375
Embrex, Inc. (a)	4,400	55,825
Emisphere Technologies, Inc. (a)	2,100	69,300
Enchira Biotechnology Corp. (a)	4,100	25,113
Endo Pharmaceuticals Holdings, Inc. (a)	600	3,075
Endo Pharmaceuticals Holdings, Inc. warrants 12/31/02 (a)	600	1,425
EntreMed, Inc. (a)	1,000	29,750
Enzo Biochem, Inc. (a)	2,510	150,600
Enzon, Inc. (a)	4,200	255,675
Epimmune, Inc. (a)	6,800	36,550
Epitope, Inc. (a)	5,800	73,225
Epix Medical, Inc. (a)	100	1,500
Ergo Science Corp. (a)	8,000	8,250
Exelixis, Inc.	4,600	207,000
Forest Laboratories, Inc. (a)	10,300	1,008,113
GelTex Pharmaceuticals, Inc. (a)	3,800	153,959
Gene Logic, Inc. (a)	3,100	76,144
Genelabs Technologies, Inc. (a)	4,000	16,250
Genencor International, Inc.	7,900	245,888
Genentech, Inc.	11,100	2,114,550
Genome Therapeutics Corp. (a)	2,500	62,813
Genta, Inc. (a)	7,700	68,338
Genzyme Corp.:
General Division (a)	10,000	750,625
Molecular Oncology (a)	4,083	57,162
Genzyme Transgenics Corp. (a)	4,700	174,781
Geron Corp. (a)	1,500	48,469
Gilead Sciences, Inc. (a)	5,100	550,800
Gliatech, Inc. (a)	3,900	31,200
Guilford Pharmaceuticals, Inc. (a)	4,900	131,075
Hauser, Inc. (a)	25	16
Hemispherx Biopharma, Inc. (a)	1,100	6,669
Herbalife International, Inc. Class A	466	4,514
Heska Corp. (a)	600	2,250
Hollis-Eden Pharmaceutcals, Inc. (a)	2,500	24,688
Human Genome Sciences, Inc. (a)	6,800	1,135,175
Hyseq, Inc. (a)	2,100	88,069
ICN Pharmaceuticals, Inc.	8,200	232,163
ICOS Corp. (a)	6,100	357,994
IDEC Pharmaceuticals Corp. (a)	5,400	753,975
IDEXX Laboratories, Inc. (a)	6,300	164,588
IGEN International, Inc. (a)	4,500	85,500
Ilex Oncology, Inc. (a)	3,800	125,400
ImClone Systems, Inc. (a)	3,400	327,675
Immtech International, Inc. (a)	700	14,875
Immucor, Inc. (a)	5,800	21,750
Immune Response Corp. (a)	2,600	23,400
Immunex Corp. (a)	65,300	3,281,325
ImmunoGen, Inc. (a)	3,200	54,000
Immunomedics, Inc. (a)	6,500	162,500
Incyte Genomics, Inc. (a)	3,700	306,869
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH - continued
Drugs & Pharmaceuticals - continued
Inhale Therapeutic Systems, Inc. (a)	4,000	$ 202,000
InKine Pharmaceutical, Inc. (a)	7,500	71,250
Inspire Pharmaceuticals, Inc.	3,300	57,750
Interferon Sciences, Inc. (a)	20	24
Intermune Pharmaceuticals, Inc.	4,100	156,056
International Isotopes, Inc. (a)	200	725
Interneuron Pharmaceuticals, Inc. (a)	10,800	24,638
Invitrogen Corp. (a)	3,100	195,688
Isis Pharmaceuticals Co. (a)	3,000	39,188
IVAX Corp. (a)	20,700	716,738
Jones Pharma, Inc.	8,700	311,025
Kendle International, Inc. (a)	3,600	30,713
King Pharmaceuticals, Inc. (a)	11,397	366,129
Kos Pharmaceuticals, Inc. (a)	3,800	53,200
KV Pharmaceutical Co. Class A (a)	350	13,913
La Jolla Pharmaceutical Co. (a)	9,400	63,450
Lexicon Genetics, Inc.	6,300	209,475
LifeCell Corp. (a)	9,400	46,119
Ligand Pharmaceuticals, Inc. Class B (a)	5,100	66,300
Lynx Therapeutics, Inc. (a)	1,000	34,750
Magainin Pharmaceuticals, Inc. (a)	13,200	49,087
Martek Biosciences (a)	4,200	94,500
Matritech, Inc. (a)	5,000	40,000
Matrix Pharmaceutical, Inc. (a)	6,100	89,213
Maxim Pharmaceuticals, Inc. (a)	1,900	116,256
Maxygen, Inc.	4,300	231,125
Medarex, Inc. (a)	4,200	464,100
Medicis Pharmaceutical Corp. Class A (a)	2,500	161,094
Meridian Diagnostics, Inc.	100	775
MGI Pharma, Inc. (a)	3,500	121,406
Microcide Pharmaceuticals, Inc. (a)	5,700	52,725
Microvision, Inc. (a)	1,000	40,875
Millennium Pharmaceuticals, Inc. (a)	11,616	1,662,540
Miravant Medical Technologies (a)	4,400	110,275
Molecular Biosystems, Inc. (a)	600	263
Mylan Laboratories, Inc.	16,368	434,775
Myriad Genetics, Inc. (a)	1,100	153,863
Nabi (a)	10,500	85,313
Nanogen, Inc. (a)	1,900	45,838
NaPro BioTherapeutics, Inc. (a)	8,500	66,938
Nature's Sunshine Products, Inc.	300	2,363
NBTY, Inc. (a)	8,400	59,325
NeoRX Corp. (a)	2,500	47,500
Neose Technologies, Inc. (a)	3,000	123,000
NeoTherapeutics, Inc. (a)	4,500	35,156
Neurobiological Technologies (a)	4,900	41,038
Neurogen Corp. (a)	2,600	99,288
Northfield Laboratories, Inc. (a)	4,900	76,563
Novavax, Inc. (a)	100	919
Noven Pharmaceuticals, Inc. (a)	4,100	172,200
NPS Pharmaceuticals, Inc. (a)	4,300	190,275

	Shares	Value (Note 1)
Nutraceutical International Corp. (a)	600	$ 1,613
Omni Nutraceuticals, Inc. (a)	11,300	32,488
ONYX Pharmaceuticals, Inc. (a)	3,600	95,400
Orchid BioSciences, Inc.	4,400	197,725
Organogenesis, Inc. (a)	931	15,129
Orphan Medical, Inc. (a)	600	6,825
Ortec International, Inc. (a)	200	1,475
OSI Pharmaceuticals, Inc. (a)	3,500	174,945
OXiGENE, Inc. (a)	2,400	26,700
Oxis International, Inc. (a)	5,100	7,013
Pain Therapeutics, Inc.	3,300	63,525
Paradigm Genetics, Inc.	6,200	102,300
PAREXEL International Corp. (a)	4,400	43,863
PathoGenesis Corp. (a)	3,400	130,050
PE Corp. - Celera Genomics Group (a)	7,100	769,906
Penwest Pharmaceuticals Co. (a)	1,700	21,781
Pharmaceutical Product Development, Inc. (a)	6,100	133,819
Pharmacyclics, Inc. (a)	1,200	60,150
PharmaPrint, Inc. (a)	11,100	3,552
Pharmos Corp. (a)	13,200	54,863
PRAECIS Pharmaceuticals, Inc.	4,300	188,394
Progenics Pharmaceuticals, Inc. (a)	2,900	85,550
Protein Design Labs, Inc. (a)	4,400	334,400
Pure World, Inc. (a)	440	1,018
Questcor Pharmaceuticals, Inc. (a)	200	313
Quidel Corp. (a)	11,800	76,700
Regeneron Pharmaceuticals, Inc. (a)	5,900	209,081
Repligen Corp. (a)	9,800	74,113
Ribozyme Pharmaceuticals, Inc. (a)	1,100	31,763
Rosetta Inpharmatics, Inc.	4,000	141,500
SafeScience, Inc. (a)	1,200	3,300
Sangstat Medical Corp. (a)	1,400	28,350
SciClone Pharmaceuticals, Inc. (a)	2,500	29,531
Scios, Inc. (a)	1,500	15,188
Sepracor, Inc. (a)	9,100	1,001,000
Serologicals Corp. (a)	9,050	71,834
Shaman Pharmaceuticals, Inc. (a)	1	0
SICOR, Inc. (a)	16,200	156,938
Siga Pharmaceuticals, Inc. (a)	5,500	19,250
SonoSight, Inc. (a)	3,300	110,344
Spectrx, Inc. (a)	100	863
SpeechWorks International, Inc.	3,900	298,838
Spire Corp. (a)	100	625
StemCells, Inc. (a)	8,800	79,200
SuperGen, Inc. (a)	3,700	72,844
Symyx Technologies, Inc.	2,700	100,238
Synaptic Pharmaceutical Corp. (a)	7,100	41,713
Syntroleum Corp. (a)	7,400	125,800
Tanox, Inc.	4,500	209,250
Targeted Genetics Corp. (a)	7,500	101,250
TCPI, Inc. (a)	14,500	8,609
Techniclone Corp. (a)	18,900	52,566
Texas Biotechnology Corp. (a)	3,400	59,925
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH - continued
Drugs & Pharmaceuticals - continued
Theragenics Corp. (a)	1,000	$ 7,125
Titan Pharmaceuticals, Inc. (a)	3,400	159,588
Transkaryotic Therapies, Inc. (a)	3,600	156,150
Trega Biosciences, Inc. (a)	10,900	40,534
Triangle Pharmaceuticals, Inc. (a)	6,500	58,500
Trimeris, Inc. (a)	2,700	186,300
Tularik, Inc.	4,500	150,188
Twinlab Corp. (a)	2,200	10,863
Unigene Laboratories, Inc. (a)	11,200	25,200
United Therapeutics Corp. (a)	3,000	259,078
V.I. Technologies, Inc. (a)	800	5,600
Valentis, Inc. (a)	4,457	45,963
Variagenics, Inc.	4,400	124,300
VaxGen, Inc.	2,100	51,975
Ventana Medical Systems, Inc. (a)	3,600	100,575
Vertex Pharmaceuticals, Inc. (a)	6,000	510,000
Vical, Inc. (a)	4,600	112,700
Vion Pharmaceuticals, Inc. (a)	4,600	81,938
Viragen, Inc. (a)	22,000	33,000
ViroPharma, Inc. (a)	3,500	98,000
Vivus, Inc. (a)	7,900	40,981
Vysis, Inc. (a)	2,700	25,313
Weider Nutrition International, Inc. Class A	400	1,625
XOMA Ltd. (a)	8,400	101,850
Zila, Inc. (a)	12,400	46,500
Zonagen, Inc. (a)	4,300	18,275
		40,132,803
Medical Equipment & Supplies - 1.7%
Acuson Corp. (a)	800	11,500
ADAC Laboratories (a)	5,300	118,588
Advanced Neuromodulation Systems, Inc. (a)	3,100	58,706
Aksys Ltd. (a)	100	1,088
ALARIS Medical, Inc. (a)	1,900	2,850
Allied Healthcare Products, Inc. (a)	100	281
Allscripts, Inc.	3,400	99,238
American Medical Technologies, Inc. (a)	100	134
AmeriSource Health Corp. Class A (a)	4,800	166,800
Angeion Corp. (a)	40	60
Aradigm Corp. (a)	5,500	98,313
Arrow International, Inc.	1,600	57,000
Arthrocare Corp. (a)	2,800	124,600
ATS Medical, Inc. (a)	6,200	102,300
Avitar, Inc. (a)	2,400	7,050
Bacou USA, Inc. (a)	600	15,075
Baxter International, Inc. rights 12/31/07 (a)	100	10
Bergen Brunswig Corp. Class A	22,625	212,109
Bindley Western Industries, Inc.	1,610	46,388
Bio-Plexus, Inc. (a)	100	225

	Shares	Value (Note 1)
Bio-Rad Laboratories, Inc. Class A (a)	300	$ 7,388
Bio-Vascular, Inc. (a)	400	1,775
BioLase Technology, Inc. (a)	8,000	18,250
Bionx Implants, Inc. (a)	117	322
Boston Biomedica, Inc. (a)	5,200	20,800
Bradley Pharmaceuticals, Inc. Class A (a)	1,200	1,538
BriteSmile, Inc. (a)	1,400	9,800
Candela Corp. (a)	6,100	80,063
Cardiac Pathways Corp. (a)	20	100
Cardima, Inc. (a)	13,600	14,875
Cardiodynamics International Corp. (a)	7,700	49,569
Chad Therapeutics, Inc. (a)	100	106
Closure Medical Corp. (a)	1,300	27,848
CNS., Inc. (a)	4,000	17,750
Coherent, Inc. (a)	3,900	313,950
Cohesion Technologies, Inc. (a)	5,900	63,425
Colorado Medtech, Inc. (a)	3,100	27,513
Computer Motion, Inc. (a)	1,900	17,575
Conceptus, Inc. (a)	5,300	47,700
CONMED Corp. (a)	4,400	59,400
Cooper Companies, Inc.	1,300	42,738
Cyberonics, Inc. (a)	6,100	100,269
Cygnus, Inc. (a)	6,300	76,781
Cypress Bioscience, Inc. (a)	23,700	43,697
Datascope Corp.	3,500	123,375
DENTSPLY International, Inc.	8,500	283,688
Diametrics Medical, Inc. (a)	4,600	32,200
Dianon Systems, Inc. (a)	2,900	129,775
Digene Corp. (a)	3,200	127,400
Dionex Corp. (a)	3,700	109,150
E-Z-EM, Inc. Class A (a)	100	800
Eclipse Surgical Technologies (a)	2,780	10,946
Edwards Lifesciences Corp. (a)	7,200	189,000
Endocardial Solutions, Inc. (a)	100	788
Endocare, Inc. (a)	4,500	79,031
Endosonics Corp. (a)	400	4,300
Fischer Imaging Corp. (a)	100	378
Fusion Medical Technologies, Inc. (a)	4,000	45,000
Gentiva Health Services, Inc. (a)	10,400	115,700
Genzyme Corp. - Surgical Products (a)	6,619	67,845
Guardian Technologies International, Inc. (a)	2,800	2,450
Haemonetics Corp. (a)	1,000	25,188
Heartport, Inc. (a)	6,100	21,541
Henry Schein, Inc. (a)	6,500	119,438
Hologic, Inc. (a)	4,700	39,656
Horizon Medical Products, Inc. (a)	600	788
Hycor Biomedical, Inc. (a)	7,800	53,625
I-Flow Corp. (a)	11,300	36,725
I-Stat Corp. (a)	100	1,856
ICU Medical, Inc. (a)	100	2,344
Imatron, Inc. (a)	12,700	31,750
Implant Sciences Corp. (a)	300	2,663
INAMED Corp. (a)	4,500	147,094
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH - continued
Medical Equipment & Supplies - continued
Innerdyne, Inc. (a)	12,300	$ 78,413
Integrated Surgial Systems, Inc. (a)	3,500	2,953
Intermagnetics General Corp.	414	7,530
Interpore International, Inc. (a)	8,000	65,500
Intuitive Surgical, Inc.	4,800	69,600
Invacare Corp.	1,900	51,181
Iridex Corp. (a)	100	919
JMAR Industries, Inc. (a)	6,100	61,763
Kensey Nash Corp. (a)	1,300	16,738
KeraVision, Inc. (a)	3,600	13,500
Laserscope, Inc. (a)	100	194
LaserSight, Inc. (a)	15,400	53,900
Lifecore Biomedical, Inc. (a)	1,700	13,600
LightPath Technologies, Inc. (a)	1,100	58,025
Medical-Design Corp. (a)	2,300	35,650
Mentor Corp.	5,400	114,413
Merit Medical Systems, Inc. (a)	100	581
Micro Therapeutics, Inc. (a)	1,700	11,688
Milestone Scientific, Inc. (a)	200	500
MiniMed, Inc. (a)	7,600	545,656
Minntech Corp.	100	644
NCS HealthCare, Inc. (a)	5,800	1,813
Neoprobe Corp. (a)	400	288
Nexell Therapeutics, Inc. (a)	4,125	52,594
NMT Medical, Inc. (a)	100	250
Novametrix Medical Systems, Inc. (a)	200	1,225
Novoste Corp. (a)	2,000	108,000
Oakley, Inc. (a)	5,000	84,688
Ocular Sciences, Inc. (a)	7,100	76,325
Omnicare, Inc.	7,700	105,394
Optical Sensors, Inc. (a)	100	125
ORATEC Interventions, Inc.	3,500	124,469
Osteotech, Inc. (a)	8,100	96,188
Owens & Minor, Inc.	1,100	16,844
Palomar Medical Technologies, Inc. (a)	185	538
Paradigm Medical Industries, Inc. (a)	3,600	16,875
Patterson Dental Co. (a)	11,300	268,375
Perrigo Co. (a)	15,200	112,575
PharmaNetics, Inc. (a)	100	2,050
Photoelectron Corp. (a)	100	513
Physiometrix, Inc. (a)	3,200	74,000
PLC Systems, Inc. (a)	600	713
Possis Medical, Inc. (a)	6,900	57,788
Priority Healthcare Corp. (a)	2,906	167,822
PSS World Medical, Inc. (a)	16,175	101,094
Q-Medical, Inc. (a)	100	800
Radiance Medical Systems, Inc. (a)	100	1,381
Resmed, Inc. (a)	2,200	80,988
Respironics, Inc. (a)	1,092	20,680
Scott Technologies, Inc. (a)	1,000	18,938
Sonus Pharmaceuticals, Inc. (a)	5,100	19,125

	Shares	Value (Note 1)
Spacelabs Medical, Inc. (a)	2,500	$ 22,656
Staar Surgical Co. (a)	5,800	96,788
Steris Corp. (a)	2,200	22,550
Stryker Corp.	25,900	1,160,644
Sunrise Medical, Inc. (a)	800	4,500
Sunrise Technologies, Inc. (a)	4,700	30,844
Swissray International, Inc. (a)	3,700	7,169
Sybron International, Inc. (a)	15,000	341,250
Techne Corp. (a)	2,700	257,850
Thermo Cardiosystems, Inc. (a)	1,300	12,106
Thoratec Laboratories Corp. (a)	200	3,725
Trex Medical Corp. (a)	1,000	938
Trimedyne, Inc. (a)	9,200	21,275
Uromed Corp. (a)	8,120	15,733
Varian Medical Systems, Inc. (a)	3,200	147,000
Vasomedical, Inc. (a)	6,100	27,450
Ventiv Health, Inc. (a)	3,465	46,344
Vidamed, Inc. (a)	100	263
Vista Medical Technologies, Inc. (a)	100	150
VISX, Inc. (a)	6,200	170,888
Vital Signs, Inc.	300	5,531
Voxel (a)	100	1
Wesley Jessen Visioncare, Inc. (a)	4,200	158,025
Zoll Medical Corp. (a)	2,500	109,375
		9,448,502
Medical Facilities Management - 1.1%
Advance Paradigm, Inc. (a)	5,700	151,763
American Healthways, Inc. (a)	100	600
American HomePatient, Inc. (a)	500	156
American Medical Securities Group, Inc. (a)	500	4,219
AmeriPath, Inc. (a)	7,400	100,825
Amsurg Corp. Class A (a)	9	65
Apria Healthcare Group, Inc. (a)	1,900	28,263
ARV Assisted Living, Inc. (a)	100	100
Cambridge Heart, Inc. (a)	1,200	4,500
Carematrix Corp. (a)	2,500	938
Chronimed, Inc.	700	5,119
Clintrials Research, Inc. (a)	200	988
Comprehensive Care Corp. (a)	300	51
Corvel Corp. (a)	300	8,100
Covance, Inc. (a)	4,800	49,800
Coventry Health Care, Inc. (a)	4,200	67,200
Cryolife, Inc. (a)	100	2,688
Diagnostic Health Services, Inc. (a)	600	6
Emeritus Corp. (a)	100	269
Express Scripts, Inc. Class A (a)	5,600	398,650
Foundation Health Systems, Inc. Class A (a)	11,400	200,213
Genesis Health Ventures, Inc. (a)	1,200	375
Global Unilabs Clinical Trials Ltd.	100	0
Hanger Orthopedic Group, Inc. (a)	200	700
Health Management Associates, Inc. Class A (a)	27,300	445,331
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH - continued
Medical Facilities Management - continued
Health Power, Inc. (a)	400	$ 2,400
Health Risk Management, Inc. (a)	100	563
HealthCare Integrated Services, Inc. (a)	5,000	13,125
HealthGrades.com, Inc. (a)	100	106
Hooper Holmes, Inc.	6,400	74,800
IMPATH, Inc. (a)	4,400	158,125
Infu-Tech, Inc. (a)	2,400	12,300
Innovative Clinical Solutions Ltd. (a)	1,100	110
Integrated Health Services, Inc. (a)	1,700	204
Laboratory Corp. of America Holdings (a)	2,240	265,020
LCA-Vision, Inc. (a)	5,800	17,763
Lifepoint Hospitals, Inc. (a)	7,100	213,888
Lincare Holdings, Inc. (a)	6,500	165,750
LTC Healthcare, Inc. (a)	20	10
Matria Healthcare, Inc. (a)	3,000	11,250
Maxicare Health Plans, Inc. (a)	600	750
Meadowbrook Insurance Group, Inc.	9,800	38,588
Medical Resources, Inc. (a)	133	20
Medquist, Inc. (a)	2,784	53,940
Mid-Atlantic Medical Services, Inc. (a)	1,600	25,800
MIM Corp. (a)	8,500	16,203
Monarch Dental Corp. (a)	400	925
Neurocrine Biosciences, Inc. (a)	4,100	169,638
Orthodontic Centers of America, Inc. (a)	3,400	111,350
Orthologic Corp. (a)	9,300	29,644
Oxford Health Plans, Inc. (a)	8,400	256,200
PacifiCare Health Systems, Inc. Class A (a)	6,400	345,200
Paracelsus Healthcare Corp. (a)	300	15
Pediatric Services of America, Inc. (a)	100	394
Pediatrix Medical Group (a)	7,300	97,181
Phycor, Inc. (a)	20,900	2,717
PMR Corp.	300	731
Province Healthcare Co. (a)	4,600	206,425
Psychemedics Corp.	300	1,425
Quest Diagnostics, Inc. (a)	5,900	730,125
Quorum Health Group, Inc. (a)	11,600	149,350
Raytel Medical Corp. (a)	100	84
RehabCare Group, Inc. (a)	4,600	171,925
Renal Care Group, Inc. (a)	9,700	196,425
Res-Care, Inc. (a)	6,750	32,695
Response Oncology, Inc. (a)	200	225
RightCHOICE Managed Care, Inc. Class A (a)	200	3,950
Sierra Health Services, Inc. (a)	6,800	18,700
Sunrise Assisted Living, Inc. (a)	7,500	149,063
Syncor International Corp. (a)	4,300	172,000
Total Renal Care Holdings, Inc. (a)	4,100	28,700
TransWorld Healthcare, Inc. (a)	100	200
Triad Hospitals, Inc. (a)	7,600	219,450

	Shares	Value (Note 1)
Trigon Healthcare, Inc. (a)	4,800	$ 247,800
UniHolding Corp. (a)	100	13
United Wisconsin Services, Inc.	200	1,050
Universal Health Services, Inc. Class B (a)	2,800	198,100
Urocor, Inc. (a)	100	663
Urologix, Inc. (a)	600	5,100
US Oncology, Inc. (a)	20,058	112,199
Vencor, Inc. (a)	2,400	228
VisionAmerica, Inc. (a)	1,800	675
		6,202,199
TOTAL HEALTH		55,783,504
HOLDING COMPANIES - 0.0%
Leucadia National Corp.	6,700	175,038
Triarc Companies, Inc. Class A (a)	775	17,631
TOTAL HOLDING COMPANIES		192,669
INDUSTRIAL MACHINERY & EQUIPMENT - 2.8%
Electrical Equipment - 1.3%
A.O. Smith Corp. Class B	700	11,025
Acme Electric Corp. (a)	100	834
Adaptive Broadband Corp. (a)	3,200	100,000
Adtran, Inc. (a)	6,000	321,375
Advanced Lighting Technologies, Inc. (a)	2,400	38,400
Airnet Communications Corp.	2,900	96,244
Allen Telecom, Inc. (a)	900	17,944
American Superconductor Corp. (a)	2,400	101,850
AMETEK, Inc.	2,600	55,575
AML Communications, Inc. (a)	5,300	17,556
Amplidyne, Inc. (a)	2,500	7,578
Andersen Group, Inc. (a)	3,500	41,125
Andrea Electronics Corp. (a)	3,700	28,906
Anicom, Inc. (a)	6,900	26,522
Anixter International, Inc. (a)	6,100	213,500
ANTEC Corp. (a)	3,400	122,613
Avid Technology, Inc. (a)	5,400	75,938
AZZ, Inc.	100	1,638
Baldor Electric Co.	1,266	24,845
BMC Industries, Inc.	900	5,063
C&D Technologies, Inc.	3,400	187,850
C-COR.net Corp. (a)	2,500	48,750
C-Cube Microsystems, Inc.	400	9,300
California Amplifier, Inc. (a)	1,200	50,100
Chyron Corp. (a)	7,000	13,125
Communications Systems, Inc.	5,500	94,188
Comtech Telecommunications Corp. (a)	3,900	69,225
Cymer, Inc. (a)	2,800	128,625
Data Critical Corp.	4,700	42,300
Datakey, Inc. (a)	3,000	26,625
Destron Fearing Corp. (a)	10,700	56,175
Detection Systems, Inc. (a)	100	913
Electric Fuel Corp. (a)	7,100	68,338
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIAL MACHINERY & EQUIPMENT - continued
Electrical Equipment - continued
Electro Rent Corp. (a)	1,700	$ 20,825
Emcee Broadcast Products, Inc. (a)	3,000	11,250
EMS Technologies, Inc. (a)	4,100	70,469
Energizer Holdings, Inc. (a)	18,000	355,500
Energy Conversion Devices, Inc. (a)	4,700	131,306
Excel Technology, Inc. (a)	2,900	107,119
Franklin Electric Co., Inc.	200	13,050
FuelCell Energy, Inc. (a)	2,000	238,000
General Electric Co.	1,949	114,382
Genlyte Group, Inc. (a)	500	11,688
Gentner Communications Corp. (a)	3,900	58,256
Glenayre Technologies, Inc. (a)	4,900	53,288
Global Technologies Ltd. (a)	2,550	8,925
Globecomm Systems, Inc. (a)	1,700	17,850
H Power Corp.	7,100	145,550
Harris Corp.	8,300	249,519
Hubbell, Inc. Class B	4,100	106,088
IEC Electronics Corp. (a)	100	163
iGo Corp.	4,700	12,925
Infinite Group, Inc. (a)	2,800	11,725
Information Resources Engineering, Inc. (a)	2,200	79,200
L-3 Communications Holdings, Inc. (a)	4,300	254,238
Littelfuse, Inc. (a)	3,900	141,619
Loral Space & Communications Ltd. (a)	31,500	242,156
LSI, Industries, Inc.	100	1,988
MagneTek, Inc. (a)	1,900	20,188
Metretek Technologies, Inc. (a)	2,400	10,050
Optelecom, Inc. (a)	2,300	19,263
Owosso Corp.	100	175
Pinnacle Systems (a)	6,000	75,750
Plug Power, Inc.	5,700	255,075
Powerwave Technologies, Inc. (a)	6,900	332,063
Rayovac Corp. (a)	2,300	40,825
Repeater Technologies, Inc.	3,000	51,938
Rofin Sinar Technologies, Inc. (a)	400	6,000
Roper Industries, Inc.	2,100	67,988
Satcon Technology Corp. (a)	3,300	114,263
Sensormatic Electronics Corp. (a)	6,500	108,063
SLI, Inc.	2,150	20,694
Socket Communications, Inc. (a)	1,400	24,413
SonicWALL, Inc.	3,300	251,213
Spectra Physics Lasers, Inc. (a)	2,900	201,188
Spectrian Corp. (a)	900	14,850
Spectrum Control, Inc. (a)	4,400	77,550
STM Wireless, Inc. Class A (a)	4,500	28,688
Telaxis Communications Corp.	3,120	47,190
Teledyne Technologies, Inc. (a)	6,600	132,825
Teleflex, Inc.	5,200	185,250
Telular Corp. (a)	4,375	81,484
Transcrypt International, Inc. (a)	400	563

	Shares	Value (Note 1)
Triton Network Systems, Inc.	4,300	$ 80,894
ViaSat, Inc. (a)	1,100	65,863
Vicor Corp. (a)	6,700	292,288
ViewCast.com, Inc. (a)	11,100	33,994
Vyyo, Inc.	3,300	113,850
Wegener Corp. (a)	12,400	31,388
WESCO International, Inc. (a)	5,100	45,581
Zoltek Companies, Inc. (a)	2,700	21,431
		7,413,962
Industrial Machinery & Equipment - 1.3%
Active Power, Inc.	5,000	351,250
Ag-Chem Equipment, Inc. (a)	100	950
AGCO Corp.	7,400	77,700
Alamo Group, Inc.	100	1,325
Allied Products Corp.	300	469
Applied Industrial Technologies, Inc.	1,100	18,631
Applied Power, Inc. Class A	7,955	39,278
Astec Industries, Inc. (a)	5,400	105,975
Asyst Technologies, Inc. (a)	2,800	73,325
Autologic Information International, Inc. (a)	100	306
Axcelis Technologies, Inc.	12,100	218,556
Baldwin Technology Co., Inc. Class A (a)	100	194
BioSphere Medical, Inc. (a)	2,400	27,450
BOLDER Technologies Corp. (a)	3,300	20,625
Brooks Automation, Inc. (a)	2,100	116,156
Brown & Sharpe Manufacturing Co. Class A (a)	100	213
Capstone Turbine Corp.	11,600	1,070,825
Cascade Corp.	100	1,350
Chart Industries, Inc. (a)	150	816
CMI Corp. Class A	200	450
Columbus McKinnon Corp.	500	7,313
CTB International Corp. (a)	100	750
CUNO, Inc. (a)	1,100	31,350
Detroit Diesel Corp.	1,700	38,781
Donaldson Co., Inc.	4,300	90,838
DT Industries, Inc. (a)	3,500	34,563
Eco Soil Systems, Inc. (a)	500	719
EMCORE Corp. (a)	1,800	200,700
ESCO Technologies, Inc. (a)	200	3,688
Exide Corp.	800	7,200
Fansteel, Inc. (a)	100	406
Fedders Corp.	4,500	23,344
Flow International Corp. (a)	800	8,600
FSI International, Inc. (a)	7,403	131,403
Gardner Denver Machinery, Inc. (a)	750	10,922
Gasonics International Corp. (a)	5,100	122,400
Gehl Co. (a)	100	1,431
Gorman-Rupp Co.	100	1,875
Graco, Inc.	1,650	58,472
Greenbrier Companies, Inc.	100	825
Hardinge, Inc.	250	2,750
Harnischfeger Industries, Inc. (a)	6,400	2,112
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIAL MACHINERY & EQUIPMENT - continued
Industrial Machinery & Equipment - continued
Hirsch International Corp. Class A (a)	600	$ 750
Hughes Supply, Inc.	700	14,910
Ibis Technology Corp. (a)	2,400	104,400
IDEX Corp.	2,600	78,975
Industrial Distribution Group, Inc. (a)	100	288
Ionics, Inc. (a)	800	23,850
JLG Industries, Inc.	4,200	48,563
JLK Direct Distrution, Inc. Class A (a)	300	2,100
Kaman Corp. Class A	800	10,500
Kaydon Corp.	2,700	59,569
Kennametal, Inc.	7,200	184,500
Key Technology, Inc. (a)	100	869
Lancer Corp. (a)	100	400
Lawson Products, Inc.	300	7,575
Lincoln Electric Holdings, Inc.	1,400	20,475
Lindsay Manufacturing Co.	350	6,388
Mark IV Industries, Inc.	8,700	194,663
Mattson Technology, Inc. (a)	6,000	131,250
Middleby Corp. (a)	100	669
Minuteman International, Inc.	700	5,775
MSC Industrial Direct, Inc. (a)	3,500	56,875
MTS Systems Corp.	600	3,788
NN, Inc.	200	1,725
Nordson Corp.	4,200	271,950
Osmonics, Inc. (a)	200	1,700
Pentair, Inc.	8,700	282,750
Presstek, Inc. (a)	7,800	132,113
PRI Automation, Inc. (a)	2,100	108,413
Regal-Beloit Corp.	600	10,350
Robotic Vision Systems, Inc. (a)	8,500	107,844
Sauer-Danfoss, Inc.	800	7,300
Semitool, Inc. (a)	6,400	80,400
Specialty Equipment Companies, Inc. (a)	1,200	32,475
SpeedFam-IPEC, Inc. (a)	5,642	105,082
Speizman Industries, Inc. (a)	100	269
Stewart & Stevenson Services, Inc.	11,100	178,988
Strategic Distribution, Inc. (a)	200	388
Tennant Co.	400	17,550
Tenneco Automotive, Inc.	4,900	34,913
Terex Corp. (a)	7,900	144,669
Thermo Fibertek, Inc. (a)	4,000	16,500
Thomas Industries, Inc.	750	15,141
Tokheim Corp. (a)	100	25
Toro Co.	2,000	60,500
TurboChef Technologies, Inc. (a)	500	1,875
UCAR International, Inc. (a)	7,200	98,100
Ultratech Stepper, Inc. (a)	5,600	100,800
UNOVA, Inc. (a)	4,600	34,500
Valmont Industries, Inc.	900	17,044

	Shares	Value (Note 1)
Varian Semiconductor Equipment Associates, Inc. (a)	4,200	$ 239,925
Veeco Instruments, Inc. (a)	2,289	205,152
Water Pik Technologies, Inc. (a)	4,400	38,500
Waterlink, Inc. (a)	100	231
Western Power & Equipment Corp. (a)	100	538
WJ Communications, Inc.	16,200	954,788
		7,165,916
Pollution Control - 0.2%
Airtech International Group, Inc. (a)	7,500	7,969
Aquagenix, Inc. (a)	100	1
BHA Group Holdings, Inc. Class A	110	1,183
Calgon Carbon Corp.	1,300	11,050
Casella Waste Systems, Inc. Class A (a)	8,073	79,216
CET Environmental Services, Inc. (a)	100	100
Earth Sciences, Inc. (a)	800	152
Flanders Corp. (a)	200	538
Fusion Networks Holdings, Inc. (a)	3,170	5,548
GTS Duratek, Inc. (a)	100	850
Insituform Technologies, Inc. Class A (a)	6,600	202,538
IT Group, Inc. (a)	3,716	16,258
Kaiser Group International, Inc. (a)	400	15
Met-Pro Corp.	100	1,025
Republic Services, Inc. (a)	24,200	353,925
Stericycle, Inc. (a)	5,100	114,750
U.S. Liquids, Inc. (a)	500	2,188
U.S. Plastic Lumber Co. (a)	6,200	21,894
Waste Connections, Inc. (a)	4,100	95,325
Waste Industries, Inc. (a)	800	8,400
		922,925
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		15,502,803
MEDIA & LEISURE - 6.9%
Broadcasting - 3.9%
5th Avenue Channel Corp. (a)	500	203
ACT Teleconferencing, Inc. (a)	2,700	15,525
Adelphia Communications Corp. Class A (a)	14,571	488,129
American Tower Corp. Class A (a)	20,620	748,764
Beasley Broadcast Group, Inc. Class A	6,600	81,263
BHC Communications, Inc. Class A	2,000	306,000
Cablevision Systems Corp. Class A (a)	18,838	1,266,856
CAIS Internet, Inc. (a)	4,400	35,475
Charter Communications, Inc.	22,600	346,063
Chris-Craft Industries, Inc.	6,087	476,308
Citadel Communications Corp. (a)	6,200	127,100
Classic Communications, Inc. Class A	4,600	23,000
Clear Channel Communications, Inc. (a)	28,707	2,077,669
Cox Communications, Inc. Class A (a)	78,231	2,782,090
Cox Radio, Inc. Class A (a)	2,400	49,950
CTC Communications Group, Inc. (a)	5,600	137,900
Cumulus Media, Inc. (a)	2,000	14,750
Dial-Through International Corp. (a)	4,800	13,800
Common Stocks - continued
	Shares	Value (Note 1)
MEDIA & LEISURE - continued
Broadcasting - continued
Digital Generation Systems, Inc. (a)	5,100	$ 30,919
E.W. Scripps Co. Class A	12,700	643,731
EchoStar Communications Corp. Class A (a)	29,100	1,418,625
Emmis Communications Corp. Class A (a)	4,100	134,531
Entercom Communications Corp. Class A (a)	2,500	103,281
Granite Broadcasting Corp. (a)	3,800	18,763
Hearst-Argyle Television, Inc. (a)	2,383	51,532
Hispanic Broadcasting Corp. (a)	15,400	395,588
i3 Mobile, Inc.	5,000	45,313
Infinity Broadcasting Corp. Class A (a)	53,493	2,026,047
Insight Communications, Inc.	8,800	156,750
Liberty Digital, Inc. (a)	4,600	113,850
Liberty Satellite & Technology, Inc.:
Class A (a)	4,700	57,575
Class B (a)	100	1,225
LodgeNet Entertainment Corp. (a)	3,900	103,594
Mediacom Communications Corp. Class A	11,450	162,984
Metro One Telecommunications, Inc. (a)	2,500	33,750
Metromedia International Group, Inc. (a)	3,535	13,919
Motient Corp. (a)	3,900	47,288
Netro Corp.	5,800	479,225
New Frontier Media, Inc. (a)	4,200	25,988
NorthPoint Communication Holdings, Inc. (a)	17,000	194,438
NTL, Inc. (a)	19,543	856,228
NTN Communications, Inc. (a)	5,300	16,231
Nucentrix Broadband Netwks, Inc. (a)	1,300	33,963
PanAmSat Corp. (a)	6,000	194,625
Paxson Communications Corp. (a)	4,600	63,250
Pegasus Communications Corp. (a)	4,400	218,900
Radio One, Inc. Class A (a)	5,700	120,056
Radio Unica Communications Corp.	1,600	11,700
Regent Communication, Inc.	9,200	80,500
RnetHealth.com, Inc. (a)	8,400	5,628
Sinclair Broadcast Group, Inc. Class A (a)	12,800	154,400
Sirius Satellite Radio, Inc. (a)	5,700	293,550
Spanish Broadcasting System, Inc. Class A	5,600	56,350
Spectrasite Holdings, Inc. (a)	13,500	316,406
Telscape International, Inc. (a)	4,700	18,800
TiVo, Inc.	4,300	103,738
United Television, Inc.	300	43,200
UnitedGlobalCom, Inc. Class A (a)	9,400	360,138
Univision Communications, Inc. Class A (a)	29,500	1,301,688
US Wireless Corp. (a)	4,600	59,800
USA Networks, Inc. (a)	35,922	864,373

	Shares	Value (Note 1)
ValueVision International, Inc. (a)	4,600	$ 134,838
Westwood One, Inc. (a)	12,800	356,000
Wireless Facilities, Inc.	5,000	375,000
WorldQuest Networks, Inc.	1,860	8,951
Xm Satellite Radio Holdings, Inc. Class A	4,900	209,475
Young Broadcasting, Inc. Class A (a)	3,400	120,275
		21,627,824
Entertainment - 1.1%
4Kids Entertainment, Inc. (a)	4,200	88,200
Alliance Gaming Corp. (a)	200	500
AMC Entertainment, Inc. (a)	1,400	2,625
American Champion Entertainment, Inc. (a)	4,600	4,600
American Classic Voyager Co. (a)	4,700	79,900
American Coin Merchandising, Inc. (a)	300	825
American Wagering, Inc. (a)	4,600	4,600
Ameristar Casinos, Inc. (a)	100	456
AMF Bowling, Inc. (a)	1,900	1,069
Bally Total Fitness Holding Corp. (a)	2,700	66,656
Brilliant Digital Entertainment, Inc. (a)	4,500	20,250
Carmike Cinemas, Inc. Class A (a)	2,200	1,513
Cedar Fair LP (depository unit)	600	10,800
Fox Entertainment Group, Inc. Class A (a)	23,100	668,456
Hollywood Entertainment Corp. (a)	4,500	31,500
Image Entertainment, Inc. (a)	800	3,300
International Speedway Corp. Class A	8,510	288,276
Internet Pictures Corp.	8,511	66,492
Isle Capri Casinos, Inc. (a)	7,600	118,750
J2 Communications (a)	600	8,175
Kushner Locke Co. (a)	5,900	9,588
Lakes Gaming, Inc. (a)	350	3,128
Laser-Pacific Media Corp. (a)	1,800	6,300
Liberty Livewire Corp. Class A (a)	560	27,475
Littlefield Corp. (a)	500	1,094
Mandalay Resort Group (a)	11,700	325,406
Metro-Goldwyn-Mayer, Inc. (a)	23,300	597,063
MGM Grand, Inc.	23,806	818,331
MTR Gaming Group, Inc. (a)	9,700	82,147
Multimedia Games, Inc. (a)	300	1,350
Musicmaker.com, Inc.	10,700	10,031
NetCurrents, Inc. (a)	8,400	16,800
On Command Corp. (a)	1,100	14,575
Park Place Entertainment Corp. (a)	49,900	732,906
Pinnacle Entertainment, Inc. (a)	6,000	123,750
Pixar (a)	7,600	250,800
Platinum Entertainment, Inc. (a)	500	45
Rentrak Corp. (a)	400	1,450
Royal Caribbean Cruises Ltd.	23,800	544,425
Scientific Games Holdings Corp. (a)	700	18,113
Six Flags, Inc. (a)	10,400	155,350
Speedway Motorsports, Inc. (a)	3,800	98,088
Team Communications Group, Inc. (a)	3,900	28,275
The Sports Club Co., Inc. (a)	100	325
Common Stocks - continued
	Shares	Value (Note 1)
MEDIA & LEISURE - continued
Entertainment - continued
Ticketmaster Online CitySearch, Inc. Class B (a)	5,600	$ 134,750
Tickets.com, Inc.	6,400	9,800
Trimark Holdings, Inc. (a)	100	931
United Leisure Corp. (a)	3,600	25,200
Vail Resorts, Inc. (a)	1,100	20,213
VDI MultiMedia (a)	2,600	10,725
Venture Catalyst, Inc. (a)	4,800	16,500
World Wrestling Federation Entertainment, Inc. Class A	5,200	111,150
Zomax, Inc. (a)	4,200	81,638
		5,744,665
Leisure Durables & Toys - 0.1%
Adams Golf, Inc. (a)	900	1,013
Aldila, Inc. (a)	900	2,025
Arctic Cat, Inc.	900	10,659
Callaway Golf Co.	5,800	83,738
Champion Enterprises, Inc. (a)	1,500	9,938
Coachmen Industries, Inc.	600	6,675
Coastcast Corp. (a)	300	4,669
Direct Focus, Inc. (a)	4,200	125,738
Equity Marketing, Inc. (a)	2,300	32,488
Huffy Corp.	400	4,425
JAKKS Pacific, Inc. (a)	5,500	97,625
K2, Inc. (a)	500	5,531
L.L. Knickerbocker Co. (a)	200	30
Marvel Enterprises, Inc. (a)	1,000	4,750
National R.V. Holdings, Inc. (a)	1,500	14,719
Play By Play Toys & Novelties, Inc. (a)	3,400	4,038
Polaris Industries, Inc.	2,100	71,663
PTI Holding, Inc. (a)	100	55
Rawlings Sporting Goods, Inc. (a)	5,800	35,163
RockShox, Inc. (a)	100	81
Russ Berrie & Co., Inc.	700	14,350
Silicon Gaming, Inc. warrants 7/26/04 (a)	800	0
Steinway Musical Instruments, Inc. (a)	200	3,550
T-HQ, Inc. (a)	3,800	81,225
Thor Industries, Inc.	350	8,159
Toymax International, Inc. (a)	3,100	9,300
West Marine, Inc. (a)	1,400	12,600
Winnebago Industries, Inc.	2,200	28,188
		672,395
Lodging & Gaming - 0.5%
Anchor Gaming (a)	3,400	249,050
Argosy Gaming Co. (a)	9,700	155,200
Aztar Corp. (a)	1,300	18,931
Boca Resorts, Inc. Class A (a)	500	5,563
Boyd Gaming Corp. (a)	6,300	29,138
Buckhead America Corp. (a)	100	488

	Shares	Value (Note 1)
Championship Auto Racing Teams, Inc. (a)	1,400	$ 32,638
Choice Hotels International, Inc. (a)	2,100	18,769
Churchill Downs, Inc.	1,600	37,800
Crestline Capital Corp. (a)	2,170	42,722
Dover Downs Entertainment, Inc.	9,700	97,606
Extended Stay America, Inc. (a)	6,100	90,356
Gaylord Entertainment Co.	1,000	26,125
Gtech Holdings Corp. (a)	7,400	132,275
Hotelworks.com, Inc. (a)	100	94
International Game Technology (a)	11,241	325,989
Interstate Hotels Corp. Class A (a)	170	393
Jackpot Enterprises, Inc. (a)	5,700	59,494
John Q. Hammons Hotels, Inc. Class A (a)	100	694
Lodgian, Inc. (a)	1,000	2,688
Marcus Corp.	950	11,697
MeriStar Hotels & Resorts, Inc. (a)	150	375
Penn National Gaming, Inc. (a)	200	2,800
Prime Hospitality Corp. (a)	14,960	155,210
ShoLodge, Inc. (a)	100	466
Starwood Hotels & Resorts Worldwide, Inc. unit	29,480	943,360
Station Casinos, Inc. (a)	11,100	159,563
Suburban Lodges of America, Inc. (a)	4,200	30,188
Sunburst Hospitality Corp. (a)	300	1,538
Sunterra Corp. (a)	2,400	264
Trump Hotels & Casino Resorts, Inc. (a)	2,900	7,975
U.S. Franchise Systems, Inc. Class A (a)	11,600	50,750
WMS Industries, Inc. (a)	7,200	115,200
		2,805,399
Publishing - 0.8%
A.H. Belo Corp. Class A	15,800	302,175
Applied Graphics Technologies, Inc. (a)	10,360	39,498
Banta Corp.	1,000	22,063
Franklin Covey Co. (a)	900	6,019
Harte Hanks Communications, Inc.	5,100	128,138
Hollinger International, Inc. Class A	21,400	350,425
Houghton Mifflin Co.	6,400	314,800
IDG Books Worldwide, Inc. (a)	700	6,322
Individual Investor Group, Inc. (a)	900	1,463
John Wiley & Sons, Inc. Class A	4,800	95,400
Journal Register Co. (a)	1,600	26,400
Lee Enterprises, Inc.	1,500	42,000
Martha Stewart Living Omnimedia, Inc. Class A	5,400	182,250
Media General, Inc. Class A	3,200	164,800
Nelson Thomas, Inc.	200	1,600
Pacific Chemical, Inc. (a)	100	0
Penton Media, Inc.	2,400	75,150
Plato Learning, Inc. (a)	6,400	91,200
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,200	17,625
PRIMEDIA, Inc. (a)	17,100	305,663
Common Stocks - continued
	Shares	Value (Note 1)
MEDIA & LEISURE - continued
Publishing - continued
Pulitzer, Inc.	1,000	$ 43,063
Reader's Digest Association, Inc. Class A (non-vtg.)	16,700	642,950
Scholastic Corp. (a)	4,000	256,750
The McClatchy Co. Class A	5,700	204,131
Topps Co., Inc. (a)	14,000	110,250
VCampus Corp. (a)	3,800	27,550
Washington Post Co. Class B	1,474	750,266
Ziff-Davis, Inc. - ZD	11,600	127,600
		4,335,551
Restaurants - 0.5%
Applebee's International, Inc.	6,800	154,275
ARK Restaurants Corp. (a)	100	800
Avado Brands, Inc.	5,700	8,372
Benihana, Inc. Class A (a)	100	1,288
Big Buck Brew & Steakhouse, Inc. (a)	100	225
Bob Evans Farms, Inc.	9,200	156,400
Boston Chicken, Inc. (a)	1,100	11
Brinker International, Inc. (a)	7,800	247,650
Buca, Inc. (a)	8,000	90,500
Buffets, Inc. (a)	11,100	147,075
CBRL Group, Inc.	13,800	166,463
CEC Entertainment, Inc. (a)	1,900	54,863
Champps Entertainment, Inc. (a)	100	575
Chart House Enterprises, Inc. (a)	100	581
Cheesecake Factory, Inc. (a)	6,050	218,178
CKE Restaurants, Inc.	8,643	34,572
Consolidated Products, Inc. (a)	969	8,903
Cooker Restaurant Corp. (a)	60	68
Creative Host Services, Inc. (a)	4,400	30,800
Dave & Busters, Inc. (a)	900	7,200
Einstein/Noah Bagel Corp. (a)	500	35
Elxsi Corp. (a)	100	1,150
Fine Host Corp. (a)	700	0
Friendly Ice Cream Corp. (a)	900	3,544
Frisch's Restaurants, Inc.	100	1,150
Garden Fresh Restaurant Corp. (a)	100	1,250
IHOP Corp. (a)	600	11,775
Il Fornaio America Corp. (a)	100	813
J. Alexanders Corp. (a)	100	344
Jack in the Box, Inc. (a)	8,300	183,119
Landry's Seafood Restaurants, Inc.	4,200	33,075
Lone Star Steakhouse & Saloon, Inc.	9,000	75,938
Luby's, Inc.	4,500	24,750
Max & Ermas Restaurants, Inc. (a)	100	863
Morrison Management Specialists, Inc.	110	2,929
Morton's Restaurant Group, Inc. (a)	100	2,100
New World Coffee-Manhattan Bagel, Inc. (a)	150	314
NPC International, Inc. (a)	700	6,913
O'Charleys, Inc. (a)	150	1,913

	Shares	Value (Note 1)
Outback Steakhouse, Inc. (a)	10,400	$ 238,550
P.F. Chang's China Bistro, Inc. (a)	4,000	119,750
Panera Bread Co. (a)	100	1,600
Papa John's International, Inc. (a)	3,200	72,400
Piccadilly Cafeterias, Inc.	100	238
PJ America, Inc. (a)	2,400	16,650
PopMail.com, Inc. (a)	10,600	9,275
Prandium, Inc. (a)	2,800	434
Rainforest Cafe, Inc. (a)	9,050	22,059
Rare Hospitality International, Inc. (a)	4,200	118,125
Rubio's Restaurants, Inc. (a)	4,200	27,300
Ruby Tuesday, Inc.	2,400	30,000
Ryan's Family Steak Houses, Inc. (a)	12,300	99,938
Santa Barbara Restaurant Group, Inc. (a)	500	453
Schlotzskys, Inc. (a)	300	1,153
Shells Seafood Restaurants, Inc. (a)	100	144
Sodexho Marriott Services, Inc.	3,500	56,875
Sonic Corp. (a)	4,550	148,444
Star Buffet, Inc. (a)	100	306
Taco Cabana, Inc. Class A (a)	3,700	16,419
Total Entertainment Restaurant Corp. (a)	100	225
Uno Restaurant Corp. (a)	110	1,066
VICORP Restaurants, Inc. (a)	91	1,558
		2,663,736
TOTAL MEDIA & LEISURE		37,849,570
NONDURABLES - 1.6%
Agriculture - 0.0%
Andersons, Inc.	100	878
Charles River Labs International, Inc.	4,100	112,494
Delta & Pine Land Co.	2,266	55,375
Fresh America Corp. (a)	500	1,188
Northland Cranberries, Inc. Class A	700	1,138
Seminis, Inc.	14,100	22,913
Tejon Ranch Co.	400	9,900
		203,886
Beverages - 0.3%
Beringer Wine Estates Holdings, Inc. Class B (a)	5,500	304,219
Boston Beer Co., Inc. Class A (a)	500	4,625
Canandaigua Brands, Inc. Class A (a)	2,700	145,463
Coca-Cola Bottling Co. Consolidated	200	8,013
Golden State Vintners, Inc. Class B (a)	500	2,719
M&F Worldwide Corp. (a)	300	1,631
National Beverage Corp. (a)	200	1,400
Pepsi Bottling Group, Inc.	22,200	704,850
PepsiAmericas, Inc. (a)	100	369
Robert Mondavi Corp. Class A (a)	3,400	139,400
Whitman Corp.	12,100	159,569
		1,472,258
Foods - 0.9%
Agribrands International, Inc. (a)	900	35,775
Common Stocks - continued
	Shares	Value (Note 1)
NONDURABLES - continued
Foods - continued
American Italian Pasta Co. Class A (a)	5,000	$ 84,688
Aurora Foods, Inc. (a)	21,600	83,700
Bridgford Foods Corp.	110	1,416
Chiquita Brands International, Inc.	3,800	12,588
ConAgra, Inc.	1	18
Corn Products International, Inc.	7,800	195,975
Cytrx Corp. (a)	9,300	10,463
Darling International, Inc. (a)	100	100
Dean Foods Co.	7,800	243,750
Del Monte Foods Co. (a)	3,300	21,656
Dole Food Co., Inc.	8,500	120,063
Dreyer's Grand Ice Cream, Inc.	1,200	24,919
Earthgrains Co.	2,600	45,825
Flowers Industries, Inc.	17,600	382,800
Gardenburger, Inc. (a)	700	3,500
Golden Enterprises Ltd.	100	313
Gum Tech International, Inc. (a)	6,100	77,394
Horizon Organic Holding Corp. (a)	700	6,103
Hormel Foods Corp.	18,000	277,875
IBP, Inc.	20,700	332,494
Imperial Sugar Co.	262	328
International Multifoods Corp.	700	11,419
Interstate Bakeries Corp.	8,800	157,850
J&J Snack Food Corp. (a)	100	1,413
J.M. Smucker Co.	500	9,594
Keebler Foods Co.	11,200	513,100
Lancaster Colony Corp.	9,650	222,553
Lance, Inc.	8,500	79,156
McCormick & Co., Inc. (non-vtg.)	13,500	394,031
Michael Foods, Inc.	5,800	137,750
Midwest Grain Products, Inc.	100	900
Nabisco Holdings Corp. Class A	7,800	416,813
Opta Food Ingredients, Inc. (a)	100	231
Pierre Foods, Inc. (a)	38	74
Pilgrims Pride Corp.	900	6,131
Ralcorp Holdings, Inc. (a)	1,650	22,275
Riviana Foods, Inc.	400	6,850
Sanderson Farms, Inc.	200	1,275
Smithfield Foods, Inc. (a)	10,700	284,219
Suiza Foods Corp. (a)	5,647	282,350
Tasty Baking Co.	100	1,131
Thorn Apple Valley, Inc. (a)	400	25
Tootsie Roll Industries, Inc.	2,190	88,148
Tyson Foods, Inc. Class A	19,920	183,015
Universal Foods Corp.	12,100	248,050
Vlasic Foods International, Inc. (a)	1,700	2,763
WLR Foods, Inc. (a)	100	459
		5,033,318
Household Products - 0.2%
Aptargroup, Inc.	3,000	69,938
BioShield Technologies, Inc. (a)	3,500	40,250

	Shares	Value (Note 1)
Block Drug Co., Inc. Class A	933	$ 37,787
Brady Corp. Class A	1,600	46,300
Church & Dwight Co., Inc.	3,100	55,606
Cyclopss Corp. (a)	400	172
Dial Corp.	9,000	92,250
Enamelon, Inc. (a)	800	248
Estee Lauder Companies, Inc. Class A	16,500	675,469
French Fragrances, Inc. (a)	500	3,563
Helen of Troy Corp. (a)	12,400	69,750
Katy Industries, Inc.	100	988
Mikohn Gaming Corp. (a)	100	731
Nu Skin Enterprises, Inc. Class A (a)	1,000	6,563
Paragon Trade Brands, Inc. warrants 1/28/10 (a)	5	14
Perfectdata Corp.	2,400	9,600
Playtex Products, Inc. (a)	1,900	22,563
Racing Champions Corp. (a)	2,600	3,819
Revlon, Inc. Class A (a)	2,200	15,675
Tristar Corp. (a)	100	575
Ultralife Batteries, Inc. (a)	4,100	50,481
USA Detergents, Inc. (a)	2,800	9,888
Yankee Candle Co., Inc.	3,700	72,844
York Group, Inc.	500	2,000
		1,287,074
Tobacco - 0.2%
DIMON, Inc.	1,500	4,688
RJ Reynolds Tobacco Holdings, Inc.	17,900	642,163
Schweitzer-Mauduit International, Inc.	1,000	14,500
Standard Commercial Corp.	100	463
Universal Corp.	8,800	227,700
		889,514
TOTAL NONDURABLES		8,886,050
PRECIOUS METALS - 0.1%
Altair International, Inc. (a)	16,100	55,344
Battle Mountain Gold Co. (a)	57,400	107,625
Coeur d'Alene Mines Corp. (a)	10,500	17,063
Echo Bay Mines Ltd. (a)	6,800	5,499
Meridian Gold, Inc. (a)	7,100	47,526
Stillwater Mining Co. (a)	5,850	198,900
TOTAL PRECIOUS METALS		431,957
RETAIL & WHOLESALE - 2.4%
Apparel Stores - 0.7%
Abercrombie & Fitch Co. Class A (a)	10,400	241,150
American Eagle Outfitters, Inc. (a)	4,150	123,722
AnnTaylor Stores Corp. (a)	2,400	86,400
Big Dog Holdings, Inc.	50	269
Bon-Ton Stores, Inc. (a)	3,600	8,550
Burlington Coat Factory Warehouse Corp.	2,600	31,688
Cato Corp. Class A	900	11,138
Common Stocks - continued
	Shares	Value (Note 1)
RETAIL & WHOLESALE - continued
Apparel Stores - continued
Charming Shoppes, Inc. (a)	14,800	$ 80,475
Chico's FAS, Inc. (a)	4,700	183,300
Christopher & Banks Corp. (a)	3,400	120,700
Claire's Stores, Inc.	3,800	74,813
Deb Shops, Inc.	1,300	14,828
Dress Barn, Inc. (a)	1,500	31,969
Ellet Brothers, Inc.	100	325
Factory 2-U Stores, Inc. (a)	2,400	82,950
Footstar, Inc. (a)	4,600	136,850
Genesco, Inc. (a)	2,100	33,994
Global Imaging Systems, Inc. (a)	300	1,800
Goody's Family Clothing (a)	1,100	5,053
Guess, Inc. (a)	3,200	72,600
Gymboree Corp. (a)	14,000	69,125
Hibbett Sporting Goods, Inc. (a)	1,600	36,200
IKON Office Solutions, Inc.	21,800	109,000
Intimate Brands, Inc. Class A	61,460	991,043
iTurf, Inc. (a)	4,600	7,475
J. Baker, Inc.	600	3,000
Just for Feet, Inc. (a)	4,100	128
Kenneth Cole Productions, Inc. Class A (a)	3,450	152,016
Paul Harris Stores, Inc. (a)	200	238
Payless ShoeSource, Inc. (a)	2,782	148,489
Right Start, Inc. (a)	1,400	4,463
Ross Stores, Inc.	9,900	149,738
Shoe Carnival, Inc. (a)	100	694
Stage Stores, Inc. (a)	800	94
Syms Corp. (a)	300	1,144
Talbots, Inc.	3,700	247,669
The Buckle, Inc. (a)	650	8,491
The Childrens Place Retail Stores, Inc. (a)	1,800	53,100
The Men's Wearhouse, Inc. (a)	7,265	221,583
Too, Inc. (a)	2,600	64,025
Track n Trail, Inc. (a)	100	44
United Retail Group, Inc. (a)	500	3,063
United Stationers, Inc. (a)	4,400	142,725
Urban Outfitters, Inc. (a)	1,400	11,988
Venator Group, Inc. (a)	13,800	193,200
Wet Seal, Inc. Class A (a)	2,500	35,000
Wilsons Leather Experts, Inc. (a)	150	3,056
		3,999,365
Appliance Stores - 0.0%
Cellstar Corp. (a)	25,300	101,200
Drug Stores - 0.1%
Drug Emporium, Inc. (a)	5,900	7,006
Duane Reade, Inc. (a)	4,600	101,775
E Com Ventures, Inc. (a)	800	950
Rite Aid Corp.	23,700	94,800
		204,531

	Shares	Value (Note 1)
General Merchandise Stores - 0.5%
7-Eleven, Inc. (a)	16,200	$ 216,675
99 Cents Only Stores (a)	3,674	165,100
Ames Department Stores, Inc. (a)	5,600	28,350
BJ's Wholesale Club, Inc. (a)	8,600	291,325
Bradlees, Inc. (a)	3,100	7,944
Cost Plus, Inc. (a)	2,475	83,222
Dollar Tree Stores, Inc. (a)	12,050	488,778
Elder Beerman Stores Corp. (a)	2,700	12,150
EZCORP, Inc. Class A	100	128
Family Dollar Stores, Inc.	20,300	365,400
Freds, Inc. Class A	5,025	120,600
Gottschalks, Inc. (a)	300	1,988
Hot Topic, Inc. (a)	3,100	87,769
Jo-Ann Stores, Inc. Class A (a)	1,500	9,844
Lechters, Inc. (a)	700	788
Mazel Stores, Inc. (a)	500	3,250
Michaels Stores, Inc. (a)	3,800	133,000
Neiman Marcus Group, Inc. Class A (a)	4,500	151,031
Party City Corp. (a)	1,450	4,645
Phar-Mor, Inc. (a)	100	138
Pricesmart, Inc. (a)	500	18,750
Saks, Inc. (a)	19,913	199,130
Service Merchandise, Inc. (a)	2,700	162
Shopko Stores, Inc. (a)	7,300	83,494
Stein Mart, Inc. (a)	4,300	50,525
Tuesday Morning Corp. (a)	4,000	44,000
Value City Department Stores, Inc. (a)	700	6,300
		2,574,486
Grocery Stores - 0.3%
Central Garden & Pet Co. (a)	3,600	27,000
Delhaize America, Inc.	30,392	455,880
Fleming Companies, Inc.	10,000	154,375
Grand Union Co. (a)	7,700	1,694
Hain Celestial Group, Inc. (a)	5,248	164,000
Hawaiian Natural Water Co., Inc. (a)	100	19
HomeGrocer.com, Inc.	14,400	58,500
Ingles Markets, Inc. Class A	600	5,925
Krispy Kreme Doughnuts, Inc.	1,600	148,800
Marsh Supermarkets, Inc. Class B	100	1,100
Nash-Finch Co.	400	3,900
Performance Food Group Co. (a)	4,300	159,638
Pizza Inn, Inc.	100	319
Ruddick Corp.	4,100	50,225
Schultz Sav-O Stores, Inc.	100	1,050
Smart & Final, Inc. (a)	700	5,425
Synergy Brands, Inc. (a)	4,900	5,819
United Natural Foods, Inc. (a)	3,600	54,450
VitaminShoppe.com, Inc.	3,400	3,400
Weis Markets, Inc.	2,200	74,800
Whole Foods Market, Inc. (a)	5,400	272,700
Wild Oats Markets, Inc. (a)	8,575	92,181
		1,741,200
Common Stocks - continued
	Shares	Value (Note 1)
RETAIL & WHOLESALE - continued
Retail & Wholesale, Miscellaneous - 0.8%
1-800 CONTACTS, Inc. (a)	3,800	$ 152,713
1-800-FLOWERS.COM, Inc. Class A	5,000	26,250
800-JR Cigar, Inc. (a)	900	11,531
AC Moore Arts & Crafts, Inc. (a)	100	894
Action Performance Companies, Inc. (a)	9,300	37,200
Advanced Marketing Services, Inc.	1,200	21,525
AgriBioTech, Inc. (a)	1,400	11
Alloy Online, Inc. (a)	2,800	24,675
Ashford.com, Inc.	3,300	9,281
Barnes & Noble, Inc. (a)	7,600	131,575
Beyond.com Corp. (a)	9,900	12,066
Blair Corp.	600	13,275
Blue Rhino Corp. (a)	3,000	11,438
Bluefly, Inc. (a)	1,900	6,056
Books-A-Million, Inc. (a)	8,200	26,650
Borders Group, Inc. (a)	8,500	113,156
Brookstone Co., Inc. (a)	700	9,144
Building Material Holding Corp. (a)	400	3,850
BUY.com, Inc.	14,110	39,243
Cannondale Corp. (a)	300	1,894
Coldwater Creek, Inc. (a)	3,200	102,400
Cole National Corp. Class A	900	6,300
Concepts Direct, Inc. (a)	100	356
Cyberian Outpost, Inc. (a)	8,700	32,625
Daisytek International Corp.	11,900	81,813
Damark International, Inc. Class A (a)	1,600	24,925
dELiA*s, Inc. (a)	3,200	8,000
Drugstore.com, Inc.	4,600	28,175
E-Stamp Corp.	1,300	1,950
E4L, Inc. (a)	300	113
Egghead.com, Inc. (a)	13,565	38,152
Elcom International, Inc. (a)	2,900	17,038
Electronics Boutique Holding Corp. (a)	3,200	72,000
eMerge Interactive, Inc. Class A	4,490	99,061
Emerging Vision, Inc. (a)	5,000	7,813
Emusic.com, Inc. (a)	12,400	20,925
Enesco Group, Inc.	12,000	78,000
Envision Development Corp.	1,700	22,525
eToys, Inc. (a)	20,900	94,050
Fashionmall.com, Inc. (a)	2,900	6,253
Fatbrain.com, Inc. (a)	7,100	28,178
Finish Line, Inc. Class A (a)	5,300	42,069
Finlay Enterprises, Inc. (a)	800	10,100
Fogdog, Inc.	5,800	5,438
Friedmans, Inc. Class A	3,200	16,200
FTD.com, Inc. Class A	400	975
Gadzooks, Inc. (a)	5,400	81,000
Garden.com, Inc.	3,600	6,075
Genesis Direct, Inc. (a)	1,700	10
GenesisIntermedia.com, Inc. (a)	3,100	49,213
Gerald Stevens, Inc. (a)	2,700	2,447

	Shares	Value (Note 1)
Global Sports, Inc. (a)	800	$ 7,000
Good Guys, Inc. (a)	4,600	35,650
GSV, Inc. (a)	700	1,006
Guitar Center, Inc. (a)	2,500	37,500
Hancock Fabrics, Inc.	700	3,500
Handleman Co. (a)	1,000	12,375
Hello Direct, Inc. (a)	5,400	58,388
Hollywood.com, Inc. (a)	1,400	11,725
HomeBase, Inc. (a)	26,100	60,356
IdeaMall, Inc. (a)	3,000	11,813
InterTAN, Inc. (a)	3,050	42,319
J. Jill Group, Inc. (a)	2,700	24,975
K-Tel International, Inc. (a)	8,900	15,575
Land's End, Inc. (a)	3,400	83,088
Lillian Vernon Corp.	500	5,563
Little Switzerland, Inc. (a)	100	84
MediaBay, Inc. (a)	500	1,141
Metal Management, Inc. (a)	9,800	5,819
MotherNature.com, Inc.	6,400	4,200
Multiple Zones International, Inc. (a)	3,500	15,750
Musicland Stores Corp. (a)	3,400	24,225
National Record Mart, Inc. (a)	600	431
Natural Wonders, Inc. (a)	100	128
Navarre Corp. (a)	3,500	8,094
Network Commerce, Inc.	6,200	34,100
Newpark Resources, Inc. (a)	9,900	101,475
Officemax, Inc. (a)	12,600	65,363
PC Connection, Inc.	3,150	203,963
PEAPOD, Inc. (a)	10,500	19,688
PETCO Animal Supplies, Inc. (a)	6,600	138,600
Pets.com, Inc.	10,820	10,482
PETsMART, Inc. (a)	31,600	146,150
Pier 1 Imports, Inc.	11,250	132,188
Piercing Pagoda, Inc. (a)	600	12,788
PlanetRx.com, Inc.	5,300	4,141
PolyMedica Corp. (a)	100	3,550
Rex Stores Corp. (a)	2,900	51,838
RoweCom, Inc. (a)	4,800	28,800
School Specialty, Inc. (a)	4,901	88,524
SCP Pool Corp. (a)	4,125	120,914
Sharper Image Corp. (a)	1,300	26,000
Shop At Home, Inc. (a)	3,000	11,063
SkyMall, Inc. (a)	2,600	9,100
Spiegel, Inc. Class A	19,700	134,206
Sport Supply Group, Inc. (a)	100	281
Stamps.com, Inc. (a)	4,400	28,875
Streamline.com, Inc. (a)	3,500	2,078
Styleclick, Inc. (a)	3,300	36,300
Sunglass Hut International, Inc. (a)	4,500	32,625
Systemax, Inc. (a)	3,500	15,094
The Sports Authority, Inc. (a)	16,300	34,638
Tractor Supply Co. (a)	1,300	16,900
Transmedia Network, Inc. (a)	100	350
Common Stocks - continued
	Shares	Value (Note 1)
RETAIL & WHOLESALE - continued
Retail & Wholesale, Miscellaneous - continued
Transportation World Entertainment Corp. (a)	7,050	$ 68,297
Tweeter Home Entertainment Group, Inc. (a)	2,800	100,625
U.S. Office Products Co. (a)	1,271	556
U.S.A. Floral Products, Inc. (a)	1,000	313
Ultimate Electronics, Inc. (a)	3,600	126,225
Valley Media, Inc. (a)	4,300	11,825
Value America, Inc. (a)	13,300	9,559
Ventro Corp.	4,400	62,700
Vista Eyecare, Inc. (a)	900	180
Webvan Group, Inc.	2,500	10,000
Whitehall Jewellers, Inc. (a)	1,650	14,850
Williams-Sonoma, Inc. (a)	6,100	219,219
Wolohan Lumber Co.	100	1,094
Zale Corp. (a)	4,100	151,444
Zany Brainy, Inc. (a)	1,600	3,600
		4,397,872
TOTAL RETAIL & WHOLESALE		13,018,654
SERVICES - 3.6%
Advertising - 0.6%
Ackerley Group, Inc.	700	7,919
ADVO, Inc. (a)	4,500	184,219
Digital Impact, Inc.	1,200	11,438
DoubleClick, Inc. (a)	15,032	611,615
Egreetings Network, Inc.	7,300	8,669
Getty Images, Inc. (a)	8,300	348,600
HA-LO Industries, Inc. (a)	4,700	23,500
Interep National Radio Sales, Inc. Class A	3,100	19,763
Key3Media Group, Inc. (a)	5,800	43,862
L90, Inc.	5,900	45,356
Lamar Advertising Co. Class A (a)	11,000	510,813
Leapnet, Inc. (a)	5,788	18,088
LifeMinders, Inc.	3,900	117,000
Mediaplex, Inc.	6,300	79,931
MyPoints.com, Inc.	3,340	45,508
NetCreations, Inc.	900	19,013
Newgen Results Corp. (a)	1,600	27,800
Princeton Video Image, Inc. (a)	3,000	12,563
R.H. Donnelley Corp. (a)	8,100	170,100
Switchboard, Inc.	4,000	36,250
TMP Worldwide, Inc. (a)	11,900	823,331
Women.com Networks, Inc.	7,900	26,169
YouthStream Media Networks, Inc. (a)	1,300	5,931
		3,197,438
Educational Services - 0.3%
Apollo Group, Inc. Class A (a)	9,100	371,394
Career Education Corp. (a)	2,200	87,863

	Shares	Value (Note 1)
Childrens Comprehensive Services, Inc. (a)	100	$ 263
Corinthian Colleges, Inc. (a)	400	21,600
Devry, Inc. (a)	7,400	276,575
Edison Schools, Inc.	3,900	120,900
Education Management Corp. (a)	6,700	169,175
Educational Video Conferencing, Inc. (a)	1,100	15,813
GP Strategies Corp. (a)	100	431
ITT Educational Services, Inc. (a)	4,300	98,900
New Horizons Worldwide, Inc. (a)	400	8,525
Prosoft Training.com (a)	3,300	44,138
Provant, Inc. (a)	800	5,450
SkillSoft Corp.	2,950	52,363
Strayer Education, Inc.	2,000	45,906
Sylvan Learning Systems (a)	6,350	91,678
Whitman Education Group, Inc. (a)	100	213
		1,411,187
Leasing & Rental - 0.3%
Aaron Rents, Inc. Class A	100	1,500
AMERCO (a)	1,900	37,288
ANC Rental Corp. (a)	16,850	117,950
Avis Group Holdings, Inc. Class A (a)	7,500	230,625
Blockbuster, Inc. Class A	9,700	90,938
Budget Group, Inc. Class A (a)	3,200	14,400
Central Parking Corp.	4,850	93,969
Dollar Thrifty Automotive Group, Inc. (a)	2,000	45,250
DVI, Inc. (a)	600	11,025
GATX Corp.	7,900	321,431
Hertz Corp. Class A	7,800	238,875
Interpool, Inc.	1,100	13,269
Laser Vision Centers, Inc. (a)	2,000	12,313
McGrath RentCorp.	700	11,944
Mitcham Industries, Inc. (a)	400	2,275
National Auto Credit, Inc. (a)	400	312
National Equipment Services, Inc. (a)	700	3,675
Neff Corp. (a)	1,800	8,775
Rent-A-Center, Inc. (a)	6,300	207,506
Rent-Way, Inc. (a)	1,811	44,370
United Rentals, Inc. (a)	8,285	171,914
United Road Services, Inc. (a)	60	150
Universal Compression Holdings, Inc.	3,900	128,213
Vari-Lite International, Inc. (a)	100	125
		1,808,092
Printing - 0.1%
Bowne & Co., Inc.	2,100	21,788
Cadmus Communications Corp.	100	800
Champion Industries, Inc.	100	313
Consolidated Graphics, Inc. (a)	4,000	59,000
CSS Industries, Inc. (a)	500	10,250
Cyrk, Inc. (a)	3,600	16,425
Ennis Business Forms, Inc.	100	788
ImageX.com, Inc.	4,700	21,003
iPrint.com, Inc.	3,300	11,550
Common Stocks - continued
	Shares	Value (Note 1)
SERVICES - continued
Printing - continued
John H. Harland Co.	1,000	$ 14,625
Nashua Corp.	300	2,438
New England Business Service, Inc.	400	7,875
Paxar Corp. (a)	1,500	16,500
Reynolds & Reynolds Co. Class A	14,800	268,250
Standard Register Co.	800	10,250
Valassis Communications, Inc. (a)	7,550	218,006
Vestcom International, Inc. (a)	500	1,500
Wallace Computer Services, Inc.	7,700	89,513
		770,874
Services - 2.3%
ABM Industries, Inc.	4,900	132,300
ACNielsen Corp. (a)	10,800	259,875
Administaff, Inc. (a)	1,200	97,800
AG Services of America, Inc. (a)	400	7,100
AHL Services, Inc. (a)	3,600	29,925
ALPNET, Inc. (a)	7,800	18,038
Alterra Healthcare Corp. (a)	600	1,463
American Retirement Corp. (a)	600	3,150
Analytical Surveys, Inc. (a)	2,400	4,200
Angelica Corp.	400	3,275
APAC Teleservices, Inc. (a)	6,300	50,006
Applied Analytical Industries, Inc. (a)	900	8,100
Arena Pharmaceuticals, Inc.	2,800	129,500
Assisted Living Concepts, Inc. (a)	700	438
Audio Visual Services Corp. (a)	700	525
Berlitz International, Inc. (a)	300	3,038
Billing Information Concepts Corp. (a)	5,500	17,875
Boron LePore & Associates, Inc. (a)	500	4,938
Braun Consulting, Inc.	2,300	37,375
Bright Horizons Family Solutions, Inc. (a)	1,800	44,100
Brookdale Living Communities, Inc. (a)	300	4,538
Burns International Services Corp. (a)	1,000	21,500
Cadiz, Inc. (a)	500	4,844
Capital Senior Living Corp. (a)	600	1,913
Caremark Rx, Inc. (a)	19,100	187,419
Carriage Services, Inc. Class A (a)	2,100	6,169
Cash Technologies, Inc. (a)	2,900	20,119
Castle Dental Centers, Inc. (a)	100	263
Catalina Marketing Corp. (a)	8,900	379,919
CDI Corp. (a)	1,500	27,750
Century Business Services, Inc. (a)	12,100	21,175
Charles River Associates, Inc. (a)	1,200	13,500
CheckFree Corp. (a)	6,700	347,144
Chemed Corp.	2,400	73,500
Cintas Corp.	22,262	925,264
Coast Dental Services, Inc. (a)	100	188
Collectors Universe, Inc.	5,300	18,550
COMFORCE Corp. (a)	100	188
Computer Horizons Corp. (a)	6,700	64,069
Cornell Companies, Inc. (a)	100	831

	Shares	Value (Note 1)
Corporate Executive Board Co. (a)	3,100	$ 220,100
Correctional Services Corp. (a)	165	639
CPI Corp.	1,360	33,150
Creditrust Corp. (a)	5,100	6,694
Day Runner, Inc. (a)	80	50
Diamond Technology Partners, Inc. Class A (a)	2,050	130,816
DigitalThink, Inc.	3,590	122,284
Digitas, Inc.	6,500	89,375
Edgewater Technology, Inc. (a)	2,000	12,500
eGlobe, Inc. (a)	6,600	13,819
eLoyalty Corp.	5,300	72,213
Employee Solutions, Inc. (a)	400	98
Enherent Corp. (a)	8,200	9,225
Expedia, Inc. Class A	3,700	59,431
First Priority Group, Inc. (a)	3,900	6,703
Fonar Corp. (a)	21,000	52,500
Food Technology Service, Inc. (a)	900	2,925
Forrester Research, Inc. (a)	3,800	232,275
FreeMarkets, Inc.	4,800	390,600
Frontline Capital Group (a)	4,000	70,250
FYI, Inc. (a)	4,000	156,000
G&K Services, Inc. Class A	6,300	182,700
Gartner Group, Inc. Class B (a)	6,400	72,000
General Magnaplate Corp.	85	0
Greg Manning Auctions, Inc. (a)	1,900	17,456
Grow Biz International, Inc. (a)	500	2,156
Hagler Bailly, Inc. (a)	900	4,584
Hall Kinion & Associates, Inc. (a)	1,600	52,800
Headway Corporate Resources (a)	400	975
Heidrick & Struggles International, Inc. (a)	2,700	156,938
I-Many, Inc.	3,900	54,600
iBeam Broadcasting Corp.	15,600	165,750
Insurance Auto Auctions, Inc. (a)	600	9,900
Jenny Craig, Inc. (a)	100	188
Kelly Services, Inc. Class A	3,600	83,250
kforce.com, Inc. (a)	6,040	27,558
Korn/Ferry International (a)	3,700	112,619
Kroll-O'Gara Co. (a)	4,600	23,575
Labor Ready, Inc. (a)	3,775	14,628
Landauer, Inc.	200	3,675
Lason, Inc. (a)	11,700	27,788
Learning Tree International, Inc. (a)	4,000	273,750
Mac-Gray Corp. (a)	100	319
Mace Security International, Inc. (a)	800	1,000
Macrovision Corp. (a)	5,300	565,113
Magellan Health Services, Inc. (a)	1,100	3,575
Manpower, Inc.	12,100	437,869
MarchFirst, Inc. (a)	16,838	326,236
Marketing Services Group, Inc. (a)	1,400	7,175
Maximus, Inc. (a)	700	15,488
Media Arts Group, Inc. (a)	600	2,400
Media Metrix, Inc. (a)	3,400	84,150
Common Stocks - continued
	Shares	Value (Note 1)
SERVICES - continued
Services - continued
Medialink Worldwide, Inc. (a)	200	$ 1,350
MemberWorks, Inc. (a)	2,400	67,500
Modem Media . Poppe Tyson, Inc. (a)	4,600	48,588
Modis Professional Services, Inc. (a)	10,000	68,750
NAHC, Inc. (a)	1,000	28
National Processing, Inc. (a)	4,200	49,613
Navigant Consulting, Inc. (a)	1,850	7,400
NCO Group, Inc. (a)	4,648	80,759
NewsEdge Corp. (a)	5,200	11,050
Nextera Enterprises, Inc. (a)	3,600	13,500
NOVA Corp. (a)	9,243	132,868
NovaMed Eyecare, Inc.	5,200	21,288
Official Payments Corp.	1,000	10,313
On Assignment, Inc. (a)	5,600	167,300
Organic, Inc.	7,820	56,206
Orthalliance, Inc. Class A (a)	100	719
PeoplePC, Inc.	15,200	129,580
Per-Se Technologies, Inc. (a)	5,066	60,475
Personnel Group of America, Inc. (a)	1,000	3,563
Photoworks, Inc. (a)	8,700	26,644
Pittston Co. - Brinks Group	5,890	91,663
Plastic Surgery Co.	400	1,275
Pre-Paid Legal Services, Inc. (a)	1,500	49,219
Prime Medical Services, Inc. (a)	500	4,539
Probusiness Services, Inc. (a)	3,550	78,100
Professional Detailing, Inc. (a)	3,300	158,813
Profit Recovery Group International, Inc. (a)	9,300	83,991
Promedco Management Co. (a)	6,200	7,169
Protection One, Inc. (a)	2,800	4,900
PTEK Holdings, Inc. (a)	13,133	46,786
Quintel Communications, Inc. (a)	3,100	13,563
RCM Technologies, Inc. (a)	5,700	27,075
Regis Corp.	9,600	151,800
Register.com, Inc.	1,900	26,600
RemedyTemp, Inc. Class A (a)	6,500	78,406
Renaissance Worldwide, Inc. (a)	4,200	6,563
ReSourcePhoenix.com, Inc.	1,400	2,625
RMH Teleservices, Inc. (a)	3,700	88,800
Robert Half International, Inc. (a)	20,500	652,156
Rollins, Inc.	2,500	37,500
RTW, Inc. (a)	1,400	4,813
Rural/Metro Corp. (a)	2,000	4,000
SCB Computer Technology, Inc. (a)	800	363
Service Corp. International (SCI)	30,500	70,531
ServiceMaster Co.	45,150	437,391
SITEL Corp. (a)	2,500	14,375
Snyder Communications, Inc. (SNC)	6,000	164,250
SOS Staffing Services, Inc. (a)	500	1,375
Sotheby's Holdings, Inc. Class A	10,300	213,081
Source Information Management Co. (a)	5,400	54,675

	Shares	Value (Note 1)
Spherion Corp. (a)	10,420	$ 128,296
Staff Leasing, Inc. (a)	400	1,600
StarTek, Inc. (a)	1,500	58,781
Student Advantage, Inc. (a)	100	938
Superior Consultant Holdings Corp. (a)	2,800	8,225
Telespectrum Worldwide, Inc. (a)	5,300	9,275
Teletech Holdings, Inc. (a)	10,400	339,300
The Judge Group, Inc. (a)	100	133
The Management Network Group, Inc.	2,000	40,125
Total System Services, Inc.	19,850	327,525
True North Communications	8,100	375,638
Unifirst Corp.	400	4,050
Universal Access, Inc.	2,700	42,694
Veterinary Centers of America, Inc. (a)	8,600	124,700
Viad Corp.	14,800	433,825
Vicinity Corp.	4,250	47,281
Vision Twenty-One, Inc. (a)	2,000	313
Volt Information Sciences, Inc. (a)	1,300	43,956
Wackenhut Corp. (a)	1,800	25,538
Wackenhut Corrections Corp. (a)	1,300	11,781
Westaff, Inc.	550	2,063
York Research Corp. (a)	200	219
		12,943,873
TOTAL SERVICES		20,131,464
TECHNOLOGY - 36.5%
Communications Equipment - 3.7%
3Com Corp.	46,100	766,413
Accelerated Networks, Inc.	6,300	149,231
Ace Communication Corp. (a)	3,100	29,450
Active Voice Corp. (a)	5,400	72,225
Advanced Fibre Communications, Inc. (a)	9,200	486,306
AltiGen Communications, Inc.	2,100	11,025
Applied Innovation, Inc. (a)	4,200	96,600
Applied Signal Technology, Inc.	4,500	44,438
Aspect Communications Corp. (a)	4,700	106,044
Avanex Corp.	900	136,322
Bogen Communications International, Inc. (a)	7,500	55,547
Brooktrout, Inc. (a)	2,900	98,600
C-Phone Corp. (a)	600	544
Cable Design Technologies Corp. (a)	5,025	135,675
Carrier Access Corp. (a)	2,200	105,325
CheckPoint Systems, Inc. (a)	1,100	8,800
Ciena Corp. (a)	18,400	4,079,050
Com21, Inc. (a)	1,700	28,263
Comdial Corp. (a)	5,000	11,406
Corvis Corp.	22,600	2,346,163
Data Race, Inc. (a)	10,800	62,775
Davox Corp. (a)	6,000	75,750
Digital Island, Inc.	8,000	237,500
Ditech Communications Corp. (a)	3,000	177,000
Efficient Networks, Inc. (a)	6,800	365,394
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Communications Equipment - continued
Elcotel, Inc. (a)	9,300	$ 13,369
General Datacomm Industries, Inc. (a)	3,800	22,800
IFR Systems, Inc. (a)	150	713
Integrated Telecom Express, Inc.	5,500	172,906
Intelect Communications, Inc. (a)	5,500	10,484
Inter-Tel, Inc.	6,900	105,656
InterDigital Communication Corp. (a)	5,400	96,525
Interlogix, Inc. (a)	503	7,734
InterVoice-Brite, Inc. (a)	8,896	110,644
Jabil Circuit, Inc. (a)	23,900	1,525,119
Larscom, Inc. Class A (a)	3,000	26,625
Lexent, Inc.	5,300	177,881
LoJack Corp. (a)	1,700	12,750
McDATA Corp. Class B	3,400	365,713
MCK Communications, Inc.	4,300	123,625
Metricom, Inc. (a)	3,800	154,613
Microlog Corp. (a)	100	138
Microtest, Inc. (a)	7,000	57,750
Microwave Power Devices, Inc. (a)	2,900	21,750
Natural MicroSystems Corp. (a)	3,400	253,513
Network Equipment Technologies, Inc. (a)	2,000	24,125
Next Level Communications, Inc.	10,900	480,963
Norstan, Inc. (a)	6,400	20,400
Numerex Corp. Class A (a)	5,400	70,200
OSI Systems, Inc. (a)	4,700	63,156
Osicom Technologies, Inc. (a)	1,066	62,894
P-Com, Inc. (a)	6,000	37,500
Panja, Inc. (a)	2,500	29,375
Peco II, Inc.	2,700	105,300
Perceptron, Inc. (a)	200	650
PictureTel Corp. (a)	11,100	107,878
Plantronics, Inc. (a)	7,200	359,550
Pliant Systems, Inc. (a)	2,900	12,869
Quentra Networks, Inc. (a)	4,305	19,103
Science Dynamics Corp. (a)	3,000	25,875
SSE Telecom, Inc. (a)	3,100	12,400
Sycamore Networks, Inc.	31,900	4,386,250
Symmetricom, Inc. (a)	6,350	98,425
Syntellect, Inc. (a)	7,300	67,069
Tekelec (a)	6,200	244,900
Terayon Communication Systems, Inc. (a)	7,500	416,250
Tollgrade Communications, Inc. (a)	1,600	177,900
Turnstone Systems, Inc.	1,820	107,153
Tut Systems, Inc. (a)	2,000	201,250
Ultrak, Inc. (a)	8,400	63,000
UTStarcom, Inc.	1,200	28,650
Veramark Technologies, Inc. (a)	1,700	5,525
Video Network Communication, Inc. (a)	4,542	10,220
VTEL Corp. (a)	10,200	31,875
Westell Technologies, Inc. Class A (a)	3,680	58,880
Western Multiplex Corp. Class A	6,900	137,569

	Shares	Value (Note 1)
XETA Technologies, Inc. (a)	3,400	$ 57,163
Xircom, Inc. (a)	2,500	77,188
ZixIt Corp. (a)	1,200	58,500
Zoom Telephonics, Inc. (a)	5,600	47,250
		20,653,409
Computer Services & Software - 18.5%
24/7 Media, Inc. (a)	3,420	49,376
4Front Technologies, Inc. (a)	4,300	67,927
About.com, Inc. (a)	2,300	100,338
Acclaim Entertainment, Inc. (a)	12,600	23,625
Accrue Software, Inc.	1,900	40,494
ActionPoint, Inc. (a)	2,600	20,963
Activision, Inc. (a)	7,200	100,800
Actuate Software Corp. (a)	6,000	155,625
ACTV, Inc. (a)	3,700	65,906
Acxiom Corp. (a)	12,960	330,480
Adam.com, Inc. (a)	2,800	12,075
Adept Technology, Inc. (a)	2,300	114,856
Advantage Learning Systems, Inc. (a)	5,100	149,813
Advent Software, Inc. (a)	4,600	283,475
Aether Systems, Inc.	4,600	637,100
Affiliated Computer Services, Inc. Class A (a)	8,200	381,813
Affinity Technology Group, Inc. (a)	12,100	9,453
Affymetrix, Inc. (a)	6,400	505,600
AGENCY.COM Ltd.	7,700	184,319
Agile Software Corp.	5,200	361,075
AHT Corp. (a)	1,200	600
Akamai Technologies, Inc.	1,174	88,710
Allaire Corp. (a)	2,600	88,238
AlphaNet Solutions, Inc. (a)	300	1,238
Alternative Resources Corp. (a)	600	675
Alysis Technologies, Inc. (a)	2,700	6,581
Amazon.com, Inc. (a)	45,500	1,888,250
American Management Systems, Inc. (a)	8,400	156,975
American Software, Inc. Class A (a)	11,800	50,150
Anacomp, Inc. (a)	400	337
Analysts International Corp.	8,150	67,747
Ansoft Corp. (a)	400	5,600
AnswerThink Consulting Group, Inc. (a)	5,010	85,796
Ansys, Inc. (a)	6,700	70,769
Applied Microsystems Corp. (a)	2,700	29,700
AppliedTheory Corp. (a)	6,000	48,375
Applix, Inc. (a)	3,500	16,188
AppNet Systems, Inc. (a)	3,500	173,031
Apropos Technology, Inc.	3,760	47,940
AremisSoft Corp. (a)	3,800	103,550
ARI Network Services, Inc. (a)	2,800	5,775
Ariba, Inc.	30,500	4,799,938
ARIS Corp. (a)	2,500	8,750
Art Technology Group, Inc.	8,400	856,275
Artificial Life, Inc. (a)	1,000	14,875
Artisoft, Inc. (a)	6,400	68,800
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Computer Services & Software - continued
ASD Systems, Inc.	3,800	$ 5,700
Ask Jeeves, Inc.	3,400	103,700
Aspen Technology, Inc. (a)	4,300	197,531
At Home Corp. Series A (a)	45,190	658,079
At Plan, Inc.	2,300	13,944
Audiohighway.com (a)	4,000	4,500
Autobytel.com, Inc. (a)	8,600	43,538
Autoweb.Com, Inc. (a)	3,400	5,844
Avant! Corp. (a)	8,400	122,325
Avert, Inc.	2,700	59,569
AVT Corp. (a)	11,400	67,688
Aware, Inc. (a)	1,900	85,144
Axent Technolgies, Inc. (a)	4,680	111,150
Aztec Technology Partners, Inc. (a)	6,900	10,781
b2bstores.com, Inc.	7,600	15,200
barnesandnoble.com, Inc. Class A (a)	8,500	34,000
Barra, Inc. (a)	1,700	97,963
Base Ten Systems, Inc. Class A (a)	160	125
Be Free, Inc.	11,600	70,325
Be, Inc.	9,400	43,769
BEA Systems, Inc. (a)	31,800	2,164,388
Bell & Howell Co. (a)	3,200	71,200
Bell Industries, Inc.	7,800	19,988
BindView Development Corp. (a)	4,200	41,213
Bitstream, Inc. (a)	8,100	33,919
Bitwise Designs, Inc. (a)	2,300	10,853
Black Box Corp. (a)	2,600	154,700
Blaze Software, Inc.	5,500	103,813
Blue Martini Software, Inc.	9,100	632,450
Bluestone Software, Inc.	1,400	32,725
Bottomline Technologies, Inc. (a)	1,400	44,363
Breakaway Solutions, Inc.	3,200	47,600
BrightStar Information Technology Group, Inc. (a)	4,500	11,250
Brio Technology, Inc. (a)	1,800	16,650
Broadbase Software, Inc.	4,800	100,500
BroadVision, Inc. (a)	31,951	1,102,310
BSQUARE Corp.	1,900	32,300
BTG, Inc. (a)	100	831
C-bridge Internet Solutions, Inc.	2,600	43,875
CACI International, Inc. Class A (a)	3,700	83,250
Cadence Design Systems, Inc. (a)	29,444	625,685
Caldera Systems, Inc.	7,100	55,025
Calico Commerce, Inc.	2,388	24,104
CAM Commerce Solutions, Inc. (a)	2,100	13,059
Cambio, Inc. (a)	11,500	2,990
Cambridge Technology Partners, Inc. (a)	3,300	20,316
CareInsite, Inc. (a)	8,500	190,188
Carreker-Antinori, Inc. (a)	5,200	73,775
Casino Data Systems (a)	4,100	30,750
Cavion Technologies, Inc.	2,000	9,125

	Shares	Value (Note 1)
CCC Information Services Group, Inc. (a)	4,100	$ 40,167
CE Software, Inc. (a)	100	0
CenterSpan Communications Corp. (a)	1,200	19,125
Centra Software, Inc.	2,310	21,223
Centura Software Corp. (a)	3,500	11,922
Cerner Corp. (a)	5,600	213,150
Chequemate International, Inc. (a)	2,400	3,900
Chordiant Software, Inc.	3,450	41,616
Ciber, Inc. (a)	4,200	43,313
Clarent Corp.	4,689	223,900
Clarus Corp. (a)	1,900	114,950
Click Communication, Inc.	4,700	141,000
Click2learn.com, Inc. (a)	3,900	59,231
ClickAction, Inc. (a)	2,800	36,400
CMGI, Inc. (a)	37,964	1,698,889
CNET Networks, Inc. (a)	9,700	324,950
Cobalt Networks, Inc.	2,700	133,988
Cognizant Technology Solutions Corp. (a)	2,300	98,325
Command Systems, Inc. (a)	500	1,156
Commerce One, Inc.	19,800	1,238,119
Complete Business Solutions, Inc. (a)	2,432	32,832
CompuCom Systems, Inc. (a)	12,900	45,150
Computer Concepts Corp.	800	700
Computer Learning Centers, Inc. (a)	628	903
Computer Task Group, Inc.	700	2,450
Computron Software, Inc. (a)	6,000	9,000
Comshare, Inc. (a)	100	475
Concero, Inc. (a)	1,800	14,850
Concord Communications, Inc. (a)	1,800	43,200
Concur Technologies, Inc. (a)	1,700	5,206
Continuus Software Corp.	4,300	9,675
Convergent Communications, Inc.	6,700	26,591
Corillian Corp.	6,000	46,875
Corio, Inc.	6,200	80,213
Cornerstone Internet Solutions Co. (a)	8,300	7,781
Corsair Communictions, Inc. (a)	4,600	50,600
CoStar Group, Inc. (a)	2,469	68,206
Cotelligent, Inc. (a)	600	2,400
Covad Communications Group, Inc. (a)	17,450	284,653
Critical Path, Inc. (a)	7,576	585,246
Crosswalk.com, Inc. (a)	300	619
Crossworlds Software, Inc.	3,200	70,400
CSG Systems International, Inc. (a)	8,100	366,019
CSP, Inc. (a)	3,800	19,950
CUseeMe Networks, Inc. (a)	2,000	14,625
CyBear, Inc. (a)	3,700	10,175
Cybercash, Inc. (a)	7,200	39,150
CyberOptics Corp. (a)	2,500	72,500
CyberSource Corp. (a)	5,700	70,538
Cylink Corp. (a)	7,000	99,750
Cysive, Inc.	1,600	13,300
DAOU Systems, Inc. (a)	200	400
Data Broadcasting Corp. (a)	1,100	4,400
Data Dimensions, Inc. (a)	6,700	9,213
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Computer Services & Software - continued
Data Return Corp.	4,200	$ 83,672
Datalink Corp.	2,200	34,238
Datastream Systems, Inc. (a)	2,300	20,988
Datatec Systems, Inc. (a)	11,700	56,306
Dataware Technologies, Inc. (a)	2,700	10,800
Deltek Systems, Inc. (a)	5,200	38,675
Dendrite International, Inc. (a)	6,900	183,281
Digex, Inc. Class A	2,700	228,656
Digi International, Inc. (a)	3,300	25,575
Digital Courier Technologies, Inc. (a)	2,800	11,988
Digital Insight Corp.	2,000	53,000
Divine Interventures, Inc.	14,300	129,594
DocuCorp International, Inc. (a)	180	686
Documentum, Inc. (a)	1,600	114,500
drkoop.com, Inc. (a)	3,900	5,850
DSET Corp. (a)	2,000	54,125
DSL.net, Inc.	7,300	44,713
DST Systems, Inc. (a)	8,986	844,684
E.piphany, Inc.	3,900	405,600
EarthLink, Inc. (a)	13,068	147,015
EarthWeb, Inc. (a)	3,100	42,238
eBay, Inc. (a)	34,100	2,114,200
ebenX, Inc.	3,200	67,200
ebix.com, Inc. (a)	3,600	16,425
EBT International, Inc. (a)	7,900	47,894
Eclipsys Corp. (a)	2,510	36,081
eCollege.com	4,200	27,825
EDGAR Online, Inc. (a)	4,100	17,938
eFax.com, Inc. (a)	5,700	2,316
eFunds Corp.	5,900	52,731
eGain Communications Corp.	5,663	73,973
Electric Lightwave, Inc. Class A (a)	3,600	46,800
Electronic Arts, Inc. (a)	7,600	820,325
Electronic Retailing Systems International (a)	100	81
Electronics for Imaging, Inc. (a)	5,500	143,000
Elite Information Group, Inc. (a)	100	575
Eloquent, Inc.	3,080	15,111
eLOT, Inc. (a)	5,600	10,150
Engage, Inc.	19,800	280,913
Engineering Animation, Inc. (a)	3,900	42,900
Enlighten Software Solutions, Inc. (a)	3,000	5,813
Entrade, Inc. (a)	1,300	6,500
Entrust Technologies, Inc. (a)	6,000	178,500
Epicor Software Corp. (a)	6,635	26,747
ePresence, Inc. (a)	6,000	45,000
Eprise Corp.	4,700	73,144
eShare Technologies, Inc. (a)	2,700	10,800
eSoft, Inc. (a)	4,200	31,500
ESPS, Inc. (a)	6,200	18,213
Etinuum, Inc.	6,500	31,688

	Shares	Value (Note 1)
EuroWeb International Corp. (a)	3,700	$ 13,413
Evoke Communications, Inc.	8,200	90,200
Evolve Software, Inc.	4,900	104,860
Evolving Systems, Inc. (a)	2,100	12,600
Excalibur Technologies Corp. (a)	2,900	137,750
eXcelon Corp. (a)	9,100	73,369
Exchange Applications, Inc. (a)	3,100	76,144
EXE Technologies, Inc.	5,500	98,656
Exodus Communications, Inc. (a)	53,500	3,661,406
Extensity, Inc.	1,900	42,750
F5 Networks, Inc. (a)	2,700	156,600
FactSet Research Systems, Inc.	1,800	61,538
Fair, Isaac & Co., Inc.	300	13,781
FairMarket, Inc.	5,600	24,150
Fastnet Corp.	5,500	12,031
Firearms Training Systems, Inc. Class A (a)	200	60
FirePond, Inc.	3,650	76,194
First Consulting Group, Inc. (a)	2,700	18,900
Firstwave Technologies, Inc. (a)	3,600	15,975
Fiserv, Inc. (a)	17,050	923,897
Fonix corp (a)	23,800	25,288
Fortel, Inc. (a)	9,900	16,706
Foundry Networks, Inc.	14,700	1,368,019
Franklin Electronic Publishers (a)	2,500	26,875
Frontline Communications Corp. (a)	600	750
Galileo International, Inc.	8,500	158,313
General Magic, Inc. (a)	6,600	46,406
Gensym Corp. (a)	4,300	15,588
Genuity, Inc.	25,800	221,558
Geoworks Corp. (a)	1,600	18,300
Gerber Scientific, Inc.	900	8,775
Go2Net, Inc. (a)	3,600	248,400
GoTo.com, Inc. (a)	6,500	121,063
GraphOn Corp. (a)	7,300	45,625
Great Plains Software, Inc. (a)	4,300	116,906
GRIC Communications, Inc.	4,500	47,391
H.T.E., Inc. (a)	7,500	10,664
Headhunter.net, Inc.	3,200	19,200
Health Management Systems, Inc. (a)	6,600	18,356
Healthcare.com Corp. (a)	6,300	20,081
HealthCentral.com	5,700	25,294
Healtheon/WebMD Corp. (a)	21,949	386,851
HealthGate Data Corp.	5,200	6,500
HearMe, Inc. (a)	4,800	41,700
High Speed Access Corp. (a)	11,300	64,975
HNC Software, Inc.	2,300	125,134
Homeseekers.com, Inc. (a)	4,100	11,019
Homestore.com, Inc.	9,400	509,363
Hoover's, Inc. (a)	4,700	32,900
HotJobs.com Ltd.	5,300	101,031
Hyperion Solutions Corp. (a)	2,790	88,234
i2 Technologies, Inc. (a)	25,195	4,262,679
IDT Corp. (a)	4,000	159,000
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Computer Services & Software - continued
IDX Systems Corp. (a)	3,600	$ 61,200
Ikos Systems, Inc. (a)	5,100	64,388
ImageMax, Inc. (a)	700	1,225
ImaginOn, Inc. (a)	5,900	4,794
iManage, Inc.	4,900	53,900
Improvenet, Inc.	9,700	18,794
IMR Global Corp. (a)	2,050	24,344
Indus International, Inc. (a)	4,400	33,962
Industri-Matematik International Corp. (a)	5,900	20,650
Inet Technologies, Inc. (a)	6,500	262,438
Infinium Software, Inc. (a)	3,400	9,775
Infocrossing, Inc. (a)	1,200	25,800
InfoCure Corp. (a)	10,500	41,836
Infogrames, Inc. (a)	2,200	16,363
Infonautics, Inc. (a)	6,900	22,425
Infonet Services Corp. Class B	36,600	478,088
Informatica Corp. (a)	4,500	450,000
Information Architects Corp. (a)	8,800	56,100
Information Management Association, Inc. (a)	3,900	61
Information Resources, Inc. (a)	1,000	6,813
Informix Corp. (a)	28,970	177,441
Inforte Corp.	1,160	41,688
InfoSpace.com, Inc. (a)	29,200	1,138,800
InfoUSA, Inc. (a)	6,300	38,981
Inktomi Corp. (a)	14,300	1,864,363
Innodata Corp. (a)	1,800	18,338
Innoveda, Inc. (a)	6,700	26,800
Inprise Corp. (a)	3,281	19,173
insci-statements.com Corp. (a)	7,200	20,250
InsWeb Corp.	1,200	2,625
Integral Systems, Inc. (a)	4,100	62,013
Integrated Information Systems, Inc.	2,300	13,836
InteliData Technologies Corp. (a)	3,900	27,056
IntelliCorp, Inc. (a)	7,700	10,588
Intelligroup, Inc.	4,900	11,331
Interact Commerce Corp. (a)	1,400	14,525
Interactive Intelligence, Inc.	1,300	57,606
InterCept Group, Inc. (a)	2,200	51,150
Intercontinental Telecom Corp. warrants 4/30/02 (a)	110	0
Interface Systems, Inc. (a)	3,500	56,875
Interliant, Inc.	3,500	46,375
Internap Network Services Corp.	16,700	601,200
Internet America, Inc. (a)	6,500	24,375
Internet Capital Group, Inc.	3,700	129,038
Internet Commerce Corp. (a)	3,400	52,275
Internet Security Systems, Inc. (a)	5,400	437,400
Internet.com Corp. (a)	1,800	56,700
Intertrust Technologies Corp.	10,900	175,081

	Shares	Value (Note 1)
InterWorld Corp.	4,800	$ 96,600
Interwoven, Inc.	5,800	556,800
IntraNet Solutions, Inc. (a)	3,200	145,000
Intuit, Inc. (a)	25,511	1,527,471
iVillage, Inc. (a)	7,000	46,813
iXL Enterprises, Inc. (a)	11,700	111,881
J.D. Edwards & Co. (a)	12,900	320,081
Jack Henry & Associates, Inc.	6,700	297,313
JDA Software Group, Inc. (a)	3,500	45,281
Juno Online Services, Inc. (a)	3,700	23,125
Kana Communications, Inc.	10,956	439,610
Keane, Inc. (a)	5,900	102,144
Keynote Systems, Inc.	2,700	81,675
Landacorp, Inc.	4,600	10,925
Lante Corp.	3,730	34,969
Latitude Communications, Inc. (a)	8,100	72,647
Launch Media, Inc. (a)	2,100	15,881
Learn2.com, Inc. (a)	7,700	19,250
Legato Systems, Inc. (a)	8,452	102,481
Level 8 Systems, Inc. (a)	3,582	71,640
Liberate Technologies	11,600	356,700
Lightning Rod Software, Inc.	100	300
Lightspan, Inc.	7,090	25,147
Lionbridge Technologies, Inc.	2,600	24,538
Liquid Audio, Inc.	6,200	43,206
Litronic, Inc. (a)	2,900	15,406
Litton Industries, Inc. (a)	6,800	376,125
Log On America, Inc. (a)	2,000	6,625
Logility, Inc. (a)	1,700	6,588
LookSmart Ltd.	11,900	199,325
Loudeye Technologies, Inc.	4,000	44,000
Lycos, Inc. (a)	13,900	986,900
Macromedia, Inc. (a)	6,300	435,389
Mail.com, Inc. Class A (a)	9,579	60,467
Manhattan Associates, Inc. (a)	2,300	106,663
Manugistics Group, Inc. (a)	2,900	254,475
Mapics, Inc. (a)	9,000	54,000
MapInfo Corp. (a)	2,250	93,375
Marimba, Inc. (a)	4,300	72,563
Marketwatch.com, Inc. (a)	2,800	32,900
MatrixOne, Inc.	4,700	162,150
McAfee.com Corp.	3,000	78,938
MedCom USA, Inc. (a)	11,300	21,541
Media 100, Inc. (a)	5,059	92,959
MedicaLogic, Inc.	3,800	25,413
Mentor Graphics Corp. (a)	10,500	198,188
Mercator Software, Inc. (a)	3,400	53,125
Mercury Computer Systems, Inc. (a)	2,500	70,859
MessageMedia, Inc. (a)	13,400	48,156
Meta Group, Inc. (a)	4,400	63,800
MetaCreations Corp. (a)	2,500	20,938
Metasolv Software, Inc.	3,500	143,063
Metro Information Services, Inc. (a)	600	4,425
MicroAge, Inc. (a)	7,500	938
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Computer Services & Software - continued
Micrografx, Inc. (a)	200	$ 338
Micromuse, Inc. (a)	4,200	637,875
MicroStrategy, Inc. Class A (a)	2,800	78,050
Microware Systems Corp. (a)	5,900	11,063
Midway Games, Inc. (a)	1,598	13,783
MP3.com, Inc.	8,000	66,000
MSC Software Corp. (a)	100	955
Multex.com, Inc. (a)	2,200	47,850
MyTurn.com, Inc. (a)	4,400	46,750
National Computer Systems, Inc.	4,700	341,338
National Data Corp.	2,543	74,701
National Information Consortium, Inc.	4,800	45,600
National Instrument Corp. (a)	7,525	324,986
National Techteam, Inc. (a)	200	750
Navidec, Inc. (a)	4,200	34,913
NaviSite, Inc.	7,200	346,500
Neoforma.com, Inc.	5,800	17,038
Neomedia Technologies, Inc. (a)	5,500	24,406
NEON Systems, Inc. (a)	1,200	20,175
Net Perceptions, Inc. (a)	5,200	73,775
Netcentives, Inc.	2,500	24,063
Netegrity, Inc. (a)	2,800	246,400
Netgateway, Inc. (a)	11,100	12,834
Netguru, Inc. (a)	1,800	32,175
NetIQ Corp.	2,282	128,933
NetManage, Inc. (a)	9,427	26,808
NetObjects, Inc. (a)	8,600	31,175
Netplex Group, Inc. (a)	3,800	4,988
NETRIX Corp. (a)	1,200	8,700
NetScout Systems, Inc.	700	10,281
NetSolve, Inc.	1,700	15,088
NetSpeak Corp. (a)	3,700	44,400
Network Engines, Inc.	4,200	164,325
Network Peripherals, Inc. (a)	5,400	77,625
Network-1 Security Solutions, Inc. (a)	2,300	15,813
Networks Associates, Inc. (a)	14,918	386,003
Netzee, Inc.	3,600	19,800
NetZero, Inc.	9,000	37,969
New Era of Networks, Inc. (a)	3,300	115,706
NHancement Technologies, Inc. (a)	3,900	55,575
Niku Corp.	2,000	54,125
Novadigm, Inc. (a)	5,000	54,063
nStor Technologies, Inc. (a)	7,900	17,775
Nuance Communications, Inc.	3,800	500,175
Numerical Technologies, Inc.	2,700	105,638
NYFIX, Inc. (a)	4,925	184,688
O2Wireless Solutions, Inc.	3,000	65,250
OAO Technology Solutions, Inc. (a)	4,000	19,750
Objective Systems Integrators, Inc. (a)	7,900	106,156
Omega Research, Inc. (a)	900	2,700
Omtool Ltd. (a)	700	1,575

	Shares	Value (Note 1)
ON Technology Corp. (a)	4,000	$ 10,250
OneMain.com, Inc. (a)	5,500	54,227
OneSource Information Services, Inc. (a)	2,700	32,063
OnHealth Network Co. (a)	2,400	7,575
Ontrack Data International, Inc. (a)	4,600	53,763
Onvia.com, Inc.	4,400	30,800
ONYX Software Corp. (a)	4,200	95,288
Open Market, Inc. (a)	5,900	49,781
Opnet Technologies, Inc.	2,300	69,000
Optika, Inc. (a)	5,100	21,038
Optio Software, Inc.	3,200	10,000
Osage Systems Group, Inc. (a)	5,200	7,150
OTG Software, Inc.	2,900	64,888
Packeteer, Inc.	3,600	173,250
PASW, Inc.	3,300	12,581
PC-Tel, Inc.	1,100	30,800
pcOrder.com, Inc. (a)	5,100	26,934
Peerless Systems Corp. (a)	6,900	9,056
Pegasus Solutions, Inc. (a)	7,300	145,088
Pegasystems, Inc. (a)	1,000	4,375
Peregrine Systems, Inc. (a)	16,650	531,759
Peritus Software Services, Inc. (a)	1,100	187
Perot Systems Corp. (a)	7,600	78,850
Persistence Software, Inc. (a)	3,900	66,300
Pervasive Software, Inc. (a)	4,000	13,125
Pfsweb, Inc.	11,853	32,596
Pharmacopeia, Inc. (a)	2,300	96,456
Phoenix International, Inc. (a)	150	450
Phoenix Technologies Ltd. (a)	6,190	106,778
Phone.com, Inc. (a)	9,900	915,131
Physician Computer Network, Inc. (a)	200	2
Pilot Network Services, Inc. (a)	3,500	46,375
Policy Management Systems Corp. (a)	5,300	71,550
Polycom, Inc. (a)	4,100	460,738
Portal Software, Inc. (a)	21,300	1,176,825
PowerCerv Corp. (a)	4,700	5,728
Predictive Systems, Inc.	2,000	39,750
Preview Systems, Inc.	1,000	8,688
Previo, Inc. (a)	75	488
Priceline.com, Inc. (a)	21,100	573,656
Primix Solutions, Inc. (a)	2,700	7,425
Primus Knowledge Solutions, Inc.	3,200	75,400
Private Business, Inc. (a)	4,700	7,931
ProcureNet, Inc. (a)	800	120
Prodigy Communications Corp. Class A (a)	11,750	88,492
Progress Software Corp. (a)	8,100	110,869
Project Software & Development, Inc. (a)	2,500	45,000
Promotions.com, Inc.	2,500	9,688
Proxicom, Inc. (a)	7,600	183,825
ProxyMed, Inc. (a)	4,500	6,047
PSINet, Inc. (a)	22,574	396,456
Puma Technology, Inc. (a)	4,000	97,250
PurchasePro.com, Inc.	3,100	179,122
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Computer Services & Software - continued
QAD, Inc. (a)	3,600	$ 12,600
QRS Corp. (a)	3,750	68,672
Quadramed Corp. (a)	5,700	9,619
quepasa.com, Inc. (a)	10,500	12,469
Quest Software, Inc.	10,300	531,738
Quintus Corp.	3,806	49,716
Radiant Systems, Inc. (a)	2,900	49,663
Rainbow Technologies, Inc. (a)	3,050	120,856
Ramp Networks, Inc. (a)	7,100	36,388
Rare Medium Group, Inc. (a)	4,700	47,000
Rational Software Corp. (a)	11,800	1,518,513
RAVISENT Technologies, Inc.	3,800	16,625
Razorfish, Inc. Class A (a)	12,474	157,484
RealNetworks, Inc. (a)	19,600	954,275
Red Hat, Inc.	19,100	479,888
Redback Networks, Inc. (a)	19,100	2,853,063
Registry Magic, Inc. (a)	1,000	1,156
Remedy Corp. (a)	2,800	65,450
Resonate, Inc.	3,600	158,625
Retek, Inc.	4,400	151,525
RMI.NET, Inc. (a)	2,800	7,000
Rogue Wave Software, Inc. (a)	8,300	56,025
Ross Systems, Inc. (a)	11,900	14,875
RWD Technologies, Inc. (a)	400	3,225
S1 Corp. (a)	5,830	101,661
Saba Software, Inc.	4,800	137,400
SAFLINK Corp. (a)	7,100	15,531
SAGA Systems, Inc. (a)	1,900	23,988
Sagent Technology, Inc. (a)	3,500	37,188
Salon.com, Inc. (a)	4,600	9,056
Sanchez Computer Associates, Inc. (a)	3,100	66,263
Santa Cruz Operation, Inc. (a)	14,600	67,525
Savvis Communications Corp.	8,580	75,611
SCC Communications Corp. (a)	5,700	34,556
Scient Corp.	9,400	254,388
SciQuest.com, Inc.	6,100	58,713
Screaming Media.com, Inc. (a)	5,000	57,938
SeaChange International, Inc. (a)	4,450	133,500
Secure Computing Corp. (a)	6,000	149,625
Segue Software, Inc. (a)	2,900	23,744
SEI Investments Co.	8,100	514,350
Selectica, Inc.	1,000	47,688
Sequoia Software Corp.	6,000	67,500
Seranova, Inc. (a)	2,300	19,694
SERENA Software, Inc. (a)	6,100	268,400
ShowCase Corp.	3,200	23,200
SignalSoft Corp.	3,100	153,644
SilverStream Software, Inc.	1,700	59,075
Simione Central Holdings, Inc. (a)	20	55
Simione Central Holdings, Inc. (restricted vtg.) (a)	17	0

	Shares	Value (Note 1)
SmarterKids.com, Inc.	5,800	$ 8,700
SmartServ Online, Inc. (a)	1,400	51,538
Smith Micro Software, Inc. (a)	1,800	8,550
Smith-Gardner & Assocs, Inc. (a)	10,200	40,800
Snowball.com, Inc.	4,300	11,556
SoftNet Systems, Inc. (a)	1,300	9,019
Software Spectrum, Inc. (a)	3,200	41,600
Software Technologies Corp.	7,200	140,400
Software.com, Inc. (a)	6,300	917,044
Sonic Foundry, Inc. (a)	1,400	13,038
Sonic Solutions, Inc. (a)	4,600	13,225
Sonus Networks, Inc.	400	66,550
Spatial Technology, Inc. (a)	4,900	13,781
SpeedUs.com (a)	1,900	6,709
Sportsline.com, Inc. (a)	4,600	81,363
SPSS, Inc. (a)	1,300	36,238
SS&C Technologies, Inc. (a)	600	3,825
StarBase Corp. (a)	3,000	20,250
StarMedia Network, Inc. (a)	11,100	94,350
StorageNetworks, Inc.	3,300	334,950
Structural Dynamics Research Corp. (a)	7,600	122,550
SunGard Data Systems, Inc. (a)	17,836	642,096
Sunquest Information Systems, Inc. (a)	200	2,625
Support.com, Inc.	4,200	130,266
Sybase, Inc. (a)	13,300	364,919
Sykes Enterprises, Inc. (a)	4,700	66,094
Symantec Corp. (a)	6,600	322,163
Symix Systems, Inc. (a)	2,600	18,525
Synopsys, Inc. (a)	7,265	269,259
Syntel, Inc. (a)	1,400	13,125
System Software Associates, Inc. (a)	400	16
Systems & Computer Technology Corp. (a)	6,300	113,006
Take-Two Interactive Software, Inc. (a)	8,600	119,191
Talarian Corp.	5,600	102,900
Talk City, Inc.	1,800	2,813
Talk Visual Corp. (a)	10,800	4,968
TALX Corp. (a)	3,400	57,800
Tangram Enterprise Solutions, Inc. (a)	2,900	4,531
Tanning Technology Corp.	1,300	21,206
TCSI Corp. (a)	8,600	15,588
Technology Solutions, Inc.	9,500	29,391
TekInsight.com, Inc. (a)	8,600	22,575
Telemate.Net Software, Inc.	4,500	13,219
Telescan, Inc. (a)	6,800	32,725
TenFold Corp. (a)	7,200	48,600
The 3DO Co. (a)	10,200	93,713
The Bisys Group (a)	5,400	406,688
The Cobalt Group, Inc.	3,400	17,638
The TriZetto Group, Inc.	1,400	14,350
The viaLink Co. (a)	3,000	28,500
theglobe.com, Inc. (a)	7,600	10,569
TheStreet.Com, Inc. (a)	5,900	52,363
Thinking Tools, Inc. (a)	100	56
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Computer Services & Software - continued
TIBCO Software, Inc.	24,900	$ 2,538,244
Tier Technologies, Inc. (a)	5,700	37,050
Timberline Software Corp.	2,800	17,500
Titan Corp. (a)	5,233	128,863
Towne Services, Inc. (a)	2,600	2,356
Track Data Corp. (a)	4,700	8,959
Transaction Systems Architects, Inc. Class A (a)	2,300	42,263
Travelocity.com, Inc. (a)	3,900	53,625
TREEV, Inc. (a)	6,000	40,500
Troy Group, Inc.	2,300	19,981
TSR, Inc. (a)	300	1,594
Tumbleweed Communications Corp.	3,276	205,160
Tyler Technologies, Inc. (a)	300	656
UBICS, Inc. (a)	4,000	11,250
Ulticom, Inc.	3,900	231,075
Ultimate Software Group, Inc. (a)	2,500	24,688
Unicomp, Inc. (a)	4,400	6,050
Unify Corp. (a)	7,800	30,713
Unigraphics Solutions, Inc. Class A (a)	700	14,394
Uproar, Inc.	3,500	22,750
US Interactive, Inc.	2,400	18,750
USDATA Corp. (a)	1,100	5,844
Usinternetworking, Inc. (a)	12,000	123,750
USSEARCH.com, Inc. (a)	4,300	7,391
V-One Corp. (a)	6,600	18,975
VA Linux Systems, Inc.	5,845	321,475
VelocityHSI, Inc. (a)	2,020	7,070
Verilink Corp. (a)	5,400	42,863
VeriSign, Inc. (a)	24,975	4,966,903
Verity, Inc. (a)	3,900	178,425
Versant Corp. (a)	3,300	16,706
Versata, Inc.	1,500	37,406
Vertel Corp. (a)	5,700	73,388
VerticalNet, Inc. (a)	9,900	527,175
Via Net.Works, Inc.	5,060	65,464
Viador, Inc.	4,500	41,625
Viant Corp. (a)	4,900	67,988
Vignette Corp. (a)	29,856	1,138,260
Viisage Technology, Inc. (a)	3,700	11,794
Virage, Inc.	4,300	58,319
VirtualFund.com, Inc. (a)	5,600	11,550
Visual Data Corp. (a)	3,000	10,125
Visual Networks, Inc. (a)	2,100	16,931
Vitria Technology, Inc.	15,800	742,600
Vizacom, Inc. (a)	5,000	8,906
Voyager.net, Inc.	6,600	45,788
Walker Interactive Systems, Inc. (a)	5,100	19,763
WatchGuard Technologies, Inc.	2,300	112,988
Wave Systems Corp. Class A (a)	3,900	80,438
Wavo Corp. (a)	7,500	5,391

	Shares	Value (Note 1)
Webb Interactive Services, Inc. (a)	3,700	$ 34,688
WebEx Communications, Inc.	4,800	265,800
Webhire, Inc. (a)	2,200	11,825
webMethods, Inc.	4,465	479,708
WebTrends Corp. (a)	2,300	86,645
WidePoint Corp. (a)	5,600	3,500
Wind River Systems, Inc. (a)	7,720	314,590
Wink Communications, Inc.	2,200	36,575
Witness Systems, Inc.	4,110	81,686
WorldGate Communications, Inc. (a)	4,000	79,000
XCare.net, Inc.	5,620	28,100
Xceed, Inc. (a)	1,800	13,725
Xpedior, Inc.	4,000	43,000
Xybernaut Corp. (a)	8,000	62,000
Youbet.com, Inc. (a)	6,300	12,206
Zamba Corp. (a)	2,200	13,200
ZapMe! Corp.	3,500	8,531
ZeroPlus.com, Inc. (a)	3,500	7,656
ZipLink, Inc. (a)	5,700	31,706
		102,099,257
Computers & Office Equipment - 5.4%
A.T. Cross & Co. Class A (a)	200	1,100
Advanced Digital Information Corp. (a)	4,500	76,500
Alpha Microsystems (a)	8,200	32,800
Alteon Websystems, Inc.	5,100	754,800
Amplicon, Inc.	200	1,825
Applied Digital Solutions, Inc. (a)	4,500	18,281
Ariel Corp. (a)	10,900	33,722
Aspeon, Inc. (a)	4,200	14,963
ATEC Group, Inc. (a)	300	600
Auspex Systems, Inc.	2,700	23,625
Avici Systems, Inc.	7,400	1,108,613
Avocent Corp. (a)	4,200	204,225
Boca Research, Inc. (a)	1,300	4,306
Boundless Corp. (a)	400	2,225
Brocade Communications Systems, Inc. (a)	14,200	3,206,538
CacheFlow, Inc.	4,600	503,125
CDW Computer Centers, Inc. (a)	10,900	801,150
Coinstar, Inc. (a)	2,500	28,750
Comdisco, Inc.	20,200	484,800
Communication Intelligence Corp. (a)	7,900	26,663
Computer Network Technology Corp. (a)	2,300	46,000
Concurrent Computer Corp. (a)	3,000	51,375
Copper Mountain Networks, Inc. (a)	7,300	437,544
CopyTele, Inc. (a)	17,800	28,369
Cray, Inc. (a)	8,300	49,022
Crossroads Systems, Inc.	7,700	86,625
Dataram Corp. (a)	2,900	94,613
Datawatch Corp. (a)	7,500	13,594
Diebold, Inc.	11,500	324,875
Digital Biometrics, Inc. (a)	6,200	30,613
Digital Lightwave, Inc. (a)	3,635	318,971
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Computers & Office Equipment - continued
Digital River, Inc. (a)	3,400	$ 23,375
Dot Hill Systems Corp. (a)	500	4,438
Drexler Technology Corp. (a)	100	1,869
Dunn Computer Corp. (a)	5,100	6,534
ECCS, Inc. (a)	3,000	11,063
Echelon Corp. (a)	3,700	174,131
Eltrax Systems, Inc. (a)	5,000	25,000
Emachines ltd.	16,600	33,200
Emulex Corp. (a)	4,300	450,156
En Pointe Technologies, Inc. (a)	3,200	24,000
Encad, Inc. (a)	400	1,250
Equinox Systems, Inc. (a)	3,050	16,870
Evans & Sutherland Computer Corp. (a)	600	4,050
Exabyte Corp. (a)	3,900	23,400
Extended Systems, Inc. (a)	1,100	50,463
Extreme Networks, Inc. (a)	13,400	1,247,038
Fargo Electronics, Inc.	8,000	46,000
FileNET Corp. (a)	3,200	61,600
Finisar Corp.	18,400	853,300
FOCUS Enhancements, Inc. (a)	8,200	13,325
FVC.com, Inc. (a)	400	2,825
Gadzoox Networks, Inc.	6,400	58,000
General Binding Corp.	400	3,550
Globix Corp. (a)	3,400	91,163
GoAmerica, Inc. (a)	8,000	87,500
GTSI Corp. (a)	6,400	32,800
Hauppauge Digital, Inc. (a)	4,400	41,800
HMT Technology Corp. (a)	22,700	56,041
Hunt Corp.	300	2,700
Hutchinson Technology, Inc. (a)	900	21,375
Identix, Inc. (a)	3,100	44,950
Imation Corp. (a)	5,700	126,825
Immersion Corp.	700	11,988
Ingram Micro, Inc. Class A (a)	8,500	127,500
Insight Enterprises, Inc. (a)	2,750	138,188
Intergraph Corp. (a)	5,100	30,600
Interlink Electronics, Inc. (a)	900	23,288
Interphase Corp. (a)	3,500	72,188
Interspeed, Inc.	2,800	32,025
Intraware, Inc. (a)	4,700	49,350
Intrusion.com, Inc. (a)	6,700	99,663
Iomega Corp. (a)	21,600	89,100
ION Networks, Inc. (a)	12,500	46,875
Itron, Inc. (a)	500	3,000
JNI Corp.	2,100	140,963
Juniper Networks, Inc. (a)	40,600	8,678,250
Komag, Inc. (a)	13,600	36,550
Kronos, Inc. (a)	3,400	127,075
Manchester Equipment Co., Inc. (a)	1,900	9,500
Maxtor Corp. (a)	9,900	77,653

	Shares	Value (Note 1)
Micron Electronics, Inc. (a)	17,400	$ 240,338
MICROS Systems, Inc. (a)	4,300	75,519
Micros-To-Mainframes, Inc. (a)	1,200	6,300
Microtouch Systems, Inc. (a)	100	697
Mitek Systems, Inc. (a)	7,300	44,256
MMC Networks, Inc. (a)	3,700	450,706
MRV Communications, Inc. (a)	6,900	531,731
MTI Technology Corp. (a)	13,700	86,481
Neoware Systems, Inc. (a)	11,100	40,931
Netopia, Inc. (a)	1,800	65,925
Netpliance, Inc.	6,800	36,125
Network Computing Devices, Inc. (a)	4,500	5,625
Oak Technology, Inc. (a)	4,648	135,373
ObjectSoft Corp. (a)	316	365
Overland Data, Inc. (a)	5,200	53,950
Par Technology Corp. (a)	100	319
Paradyne Networks, Inc.	2,500	53,594
Performance Technologies, Inc. (a)	6,100	84,638
Planar Systems, Inc. (a)	4,200	77,700
Pomeroy Computer Resources, Inc. (a)	2,900	67,425
Printronix, Inc. (a)	100	1,141
Procom Technology, Inc. (a)	2,300	110,975
Proxim, Inc. (a)	2,400	144,150
PSC, Inc. (a)	7,300	29,656
Quantum Corp.:
DLT & Storage Systems Group (a)	15,312	207,669
Hard Disk Drive Group (a)	9,906	96,584
RadiSys Corp. (a)	2,253	126,027
Read-Rite Corp. (a)	12,500	112,891
RSA Security, Inc. (a)	4,300	253,969
Safeguard Scientifics, Inc. (a)	13,800	394,163
SanDisk Corp. (a)	8,000	668,000
SBS Technologies, Inc. (a)	1,800	92,813
Scan-Optics, Inc. (a)	300	253
ScanSoft, Inc. (a)	9,048	22,055
ScanSource, Inc. (a)	1,900	113,881
SCI Systems, Inc. (a)	17,900	1,105,325
SCM Microsystems, Inc. (a)	1,700	92,544
SED International Holdings, Inc. (a)	100	325
Silicon Graphics, Inc.	12,100	56,719
Splash Technology Holdings, Inc. (a)	8,000	72,250
Storage Computer Corp. (a)	100	1,344
Symbol Technologies, Inc.	18,137	750,418
Syquest Technology, Inc. (a)	1,700	3
Tanisys Technology, Inc. (a)	7,800	9,506
Tech Data Corp. (a)	6,400	330,400
Telxon Corp. (a)	5,500	108,625
The Sedona Corp. (a)	8,300	20,750
Tidel Technologies, Inc. (a)	7,400	58,738
Transact Technologies, Inc. (a)	100	756
Tricord Systems, Inc. (a)	5,400	75,600
Trident Microsystems, Inc. (a)	4,800	56,100
UniView Technologies Corp. (a)	12,000	39,000
Valence Technology, Inc. (a)	2,400	40,650
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Computers & Office Equipment - continued
Vertex Interactive, Inc. (a)	300	$ 3,619
Vitech America, Inc. (a)	110	495
Western Digital Corp. (a)	10,100	59,338
Zebra Technologies Corp.:
Class A (a)	5,300	286,200
Class B	270	14,580
		29,860,069
Electronic Instruments - 1.6%
Aclara Biosciences, Inc.	3,600	140,400
ADE Corp. (a)	1,400	31,500
Aeroflex, Inc. (a)	3,375	124,031
Aetrium, Inc. (a)	100	613
Anadigics, Inc. (a)	2,600	93,600
Analogic Corp.	1,200	45,000
APA Optics, Inc. (a)	4,100	73,800
Applied Imaging Corp. (a)	7,900	36,538
Aurora Biosciences Corp. (a)	2,100	143,588
Axsys Technologies, Inc. (a)	2,800	65,450
Barringer Technologies, Inc. (a)	300	2,813
Beckman Coulter, Inc.	4,500	342,563
Bruker Daltonics, Inc.	7,200	361,800
BTU International, Inc. (a)	5,700	71,250
Caliper Technologies Corp.	1,900	118,038
Catapult Communications Corp. (a)	4,700	84,600
Cepheid, Inc.	3,200	38,800
Cerprobe Corp. (a)	4,400	74,800
Cholestech Corp. (a)	100	744
Chromatics Color Sciences International, Inc. (a)	1,050	1,903
Chromavision Medical Systems, Inc. (a)	1,700	21,250
Cognex Corp. (a)	6,800	272,000
Cohu, Inc.	6,300	129,150
Credence Systems Corp. (a)	5,500	322,094
Electro Scientific Industries, Inc. (a)	3,200	131,800
FARO Technologies, Inc. (a)	100	356
FEI Co. (a)	5,300	159,663
Fisher Scientific International, Inc. (a)	3,600	78,975
Genomic Solutions, Inc.	5,500	87,656
GenRad, Inc. (a)	1,100	9,694
Hathaway Corp. (a)	3,800	28,500
Helix Technology, Inc.	4,500	170,438
Hurco Companies, Inc. (a)	100	425
II-VI, Inc. (a)	1,861	100,029
Illumina, Inc.	4,200	187,950
Integral Vision, Inc. (a)	100	156
Isco, Inc. (a)	100	425
Keithley Instruments, Inc.	2,100	159,469
Kulicke & Soffa Industries, Inc. (a)	4,000	72,750
LAM Research Corp. (a)	14,100	424,763
LeCroy Corp. (a)	500	7,563
LTX Corp. (a)	4,300	109,919

	Shares	Value (Note 1)
Luminex Corp.	2,800	$ 112,000
Meade Instruments Corp. (a)	4,300	103,200
Measurement Specialties, Inc. (a)	2,600	101,238
Mechanical Technology, Inc. (a)	5,700	64,481
Mesa Laboratories, Inc. (a)	100	531
Micro Component Technology, Inc. (a)	7,100	64,788
MKS Instruments, Inc. (a)	4,700	165,088
Molecular Devices Corp. (a)	3,270	270,797
Nanometrics, Inc. (a)	2,500	124,375
Newport Corp.	3,400	540,600
Packard BioScience Co.	6,300	125,213
Photon Dynamics, Inc. (a)	1,400	65,713
PPT Vision, Inc. (a)	100	588
Precision Optics Corp., Inc. (a)	5,100	63,750
Quad Systems Corp. (a)	100	150
Rheometrics Scientific, Inc. (a)	5,900	28,394
Rudolph Technologies, Inc.	2,000	80,000
Sawtek, Inc. (a)	4,500	226,969
Schmitt Industries, Inc. (a)	100	241
Sequenom, Inc.	3,130	94,291
Silicon Valley Group, Inc. (a)	7,700	214,638
Stocker & Yale, Inc. (a)	2,200	64,075
Strategic Diagnostics, Inc. (a)	4,000	11,000
Sunrise Telecom, Inc.	6,300	283,106
Therma-Wave, Inc.	4,170	113,111
Transgenomic, Inc.	4,700	98,700
Trimble Navigation Ltd. (a)	2,800	116,375
Tripath Imaging, Inc. (a)	732	6,039
Varian, Inc. (a)	4,500	219,375
Waters Corp. (a)	15,400	1,225,263
Wireless Telecom Group, Inc. (a)	200	663
X-Rite, Inc.	700	6,738
Zygo Corp. (a)	2,500	198,438
		9,116,784
Electronics - 7.2%
3Dfx Interactive, Inc. (a)	7,285	33,238
Act Manufacturing, Inc. (a)	2,050	104,422
Actel Corp. (a)	3,100	136,400
Advanced Energy Industries, Inc. (a)	3,800	217,075
ALL American Semiconductor, Inc. (a)	3,400	62,900
Alliance Semiconductor Corp. (a)	5,400	142,088
Alpine Group, Inc. (a)	500	2,906
American Technical Ceramics Corp. (a)	2,900	66,338
Amkor Technology, Inc. (a)	20,200	689,325
Amphenol Corp. Class A (a)	5,200	332,800
Applied Micro Circuits Corp. (a)	16,100	3,267,294
Applied Science & Technology, Inc. (a)	5,750	88,766
Arrow Electronics, Inc. (a)	12,900	469,238
Artesyn Technologies, Inc. (a)	4,900	203,656
Artisan Components, Inc. (a)	1,900	21,850
AstroPower, Inc. (a)	3,500	120,313
Atmel Corp. (a)	54,800	1,096,000
Audiovox Corp. Class A (a)	6,130	111,106
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Electronics - continued
Avnet, Inc.	5,873	$ 351,646
AVX Corp.	23,000	688,563
AXT, Inc. (a)	1,900	73,388
BEI Technologies, Inc.	1,900	108,656
Bel Fuse, Inc. Class A (a)	200	6,950
Bell Microproducts, Inc. (a)	4,600	152,950
Benchmark Electronics, Inc. (a)	1,300	67,681
Blue Wave Systems, Inc. (a)	7,800	48,263
Brightpoint, Inc. (a)	2,700	17,044
C.P. Clare Corp. (a)	2,300	12,722
California Micro Devices Corp. (a)	3,500	88,375
Catalyst Semiconductor, Inc. (a)	8,900	109,025
Celeritek, Inc. (a)	1,700	76,288
Centillium Communications, Inc.	3,500	260,750
CFM Technologies, Inc. (a)	6,600	67,238
ChipPac, Inc.	8,700	158,775
Cidco, Inc. (a)	6,400	22,600
Cirrus Logic, Inc. (a)	12,100	366,025
Conductus, Inc. (a)	3,800	73,684
Conolog Corp. (a)	6,800	10,200
Cree, Inc. (a)	3,800	523,450
CTS Corp.	2,200	112,888
Cypress Semiconductor Corp. (a)	14,100	697,069
Dallas Semiconductor Corp.	7,100	293,763
DDi Corp.	3,800	144,875
Dense-Pac Microsystems, Inc (a)	7,600	49,400
Diodes, Inc. (a)	3,600	76,950
DMC Stratex Networks, Inc. (a)	11,530	294,736
EFTC Corp. (a)	795	2,087
Elantec Semiconductor, Inc. (a)	2,500	221,250
Electroglas, Inc. (a)	6,400	143,600
ESS Technology, Inc. (a)	9,300	161,006
Esterline Technologies Corp. (a)	500	9,688
Exar Corp.	2,100	253,313
Ezenia!, Inc. (a)	2,900	11,238
Fairchild Semiconduct International, Inc. Class A	8,700	345,825
Gatefield Corp. (a)	30	143
General Semiconductor, Inc. (a)	4,900	71,356
Genus, Inc. (a)	5,200	36,075
GlobeSpan, Inc. (a)	9,300	1,120,069
Griffon Corp. (a)	1,000	7,750
Harmonic, Inc. (a)	6,170	206,695
Hi/fn, Inc.	2,576	163,576
Hytek Microsystems, Inc. (a)	3,100	41,269
Illinois Superconductor Corp. (a)	8,300	25,938
Ingenuus Corp. (a)	7,600	13,063
Innotrac Corp. (a)	3,400	17,850
Innovex, Inc.	2,400	36,000
Insilicon Corp.	4,900	99,838
Integrated Circuit Systems, Inc.	6,000	165,000

	Shares	Value (Note 1)
Integrated Device Technology, Inc. (a)	11,337	$ 994,822
Integrated Silicon Solution (a)	3,300	96,938
International Rectifier Corp. (a)	6,800	427,975
Intersil Holding Corp. Class A	4,240	228,960
Intevac, Inc. (a)	100	525
Invision Technologies, Inc. (a)	1,300	5,281
Irvine Sensors Corp. (a)	7,800	24,619
IXYS Corp. (a)	4,600	185,150
Jaco Electronics, Inc. (a)	3,500	63,930
KEMET Corp. (a)	8,800	264,000
Kent Electronics Corp. (a)	1,300	38,025
Kopin Corp. (a)	7,000	234,063
Lattice Semiconductor Corp. (a)	5,300	412,738
Logic Devices, Inc. (a)	9,600	25,200
Manufacturers Services Ltd.	3,900	99,450
Maxwell Technologies, Inc. (a)	3,400	55,675
MEMC Electronic Materials, Inc. (a)	5,500	99,000
Merix Corp. (a)	2,350	113,975
Methode Electronics, Inc. Class A	4,300	258,538
Micrel, Inc. (a)	11,200	856,100
Micro Linear Corp. (a)	8,200	43,050
Microchip Technology, Inc. (a)	9,000	612,562
Micronetics Wireless, Inc. (a)	4,000	38,500
Microsemi Corp. (a)	3,900	164,775
Microwave Filter Co., Inc.	4,100	9,225
MIPS Technologies, Inc. Class A (a)	1,500	85,875
NeoMagic Corp. (a)	18,300	65,766
Netergy Networks, Inc. (a)	1,900	22,563
NETsilicon, Inc.	2,500	64,688
Network Access Solutions Corp. (a)	3,800	30,163
New Focus, Inc.	600	82,838
NU Horizons Electronics Corp.	4,300	112,875
NVIDIA Corp. (a)	8,100	642,938
Omnivision Technologies, Inc.	4,400	198,000
On Semiconductor Corp. (a)	18,300	311,100
Opti, Inc.	3,000	11,625
Pacific Aerospace & Electronics, Inc. (a)	22,500	26,016
Panda Project, Inc. (a)	100	7
Parlex Corp. (a)	2,200	83,875
PEMSTAR, Inc.	3,600	66,915
Pericom Semiconductor Corp. (a)	2,600	192,400
Photronics, Inc. (a)	3,335	97,757
Pioneer Standard Electronics, Inc.	7,300	99,919
Pixelworks, Inc. (a)	4,700	127,488
Plexus Corp. (a)	2,160	334,260
PLX Technology, Inc. (a)	4,100	128,381
Power Integrations, Inc. (a)	1,700	28,900
Power-One, Inc. (a)	5,050	800,109
QLogic Corp. (a)	9,929	1,126,942
QuickLogic Corp.	900	20,475
Rambus, Inc. (a)	12,500	1,021,094
Ramtron International Corp. (a)	5,160	76,755
Reptron Electronics, Inc. (a)	100	1,431
Research Frontiers, Inc. (a)	2,400	45,900
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Electronics - continued
RF Industries Ltd. (a)	2,500	$ 15,781
RF Micro Devices, Inc. (a)	19,800	883,575
RF Monolithics, Inc. (a)	3,700	31,450
Richardson Electronics Ltd.	5,900	89,791
S3, Inc. (a)	8,368	98,847
Sage, Inc.	1,871	16,839
SDL, Inc. (a)	10,000	3,973,125
Semtech Corp. (a)	3,600	426,375
Sheldahl, Inc. (a)	200	663
Sigma Designs, Inc. (a)	9,200	37,950
Signal Technology Corp. (a)	3,100	58,900
Silicon Image, Inc.	6,000	220,500
Silicon Laboratories, Inc.	1,300	78,488
Silicon Storage Technology, Inc. (a)	11,700	383,906
Siliconix, Inc. (a)	5,300	296,138
Sipex Corp. (a)	4,100	176,556
Somera Communications, Inc.	2,200	29,288
Standard Microsystems Corp. (a)	2,700	51,300
Stanford Microdevices, Inc.	3,200	154,800
Storage Technology Corp. (a)	7,600	120,175
Stratos Lightwave, Inc.	8,000	376,000
Superconductor Technologies, Inc. (a)	3,800	84,075
Supertex, Inc. (a)	3,300	152,934
Tech-Sym Corp. (a)	600	17,850
Technitrol, Inc.	2,200	280,500
Tegal Corp. (a)	11,400	52,725
Telcom Semiconductor, Inc. (a)	2,300	40,106
Three-Five Systems, Inc. (a)	1,948	64,771
TII Industries, Inc. (a)	200	488
Transwitch Corp. (a)	9,450	568,772
TriQuint Semiconductor, Inc.	8,800	486,750
Triumph Group, Inc. (a)	1,400	42,963
Unique Mobility, Inc. (a)	100	813
Universal Display Corp. (a)	3,900	97,013
US Technologies, Inc. (a)	9,300	8,719
Vari-L, Inc. (a)	5,200	62,400
Viasystems Group, Inc.	5,200	85,800
Virata Corp.	5,800	398,750
Vishay Intertechnology, Inc. (a)	16,312	657,578
Vitesse Semiconductor Corp. (a)	24,000	2,131,500
Vixel Corp.	6,100	50,325
Voxware, Inc. (a)	6,500	22,344
White Electronic Designs Corp. (a)	7,000	112,000
Wire One Technologies, Inc. (a)	8,300	64,325
Woodhead Industries, Inc.	100	1,975
World Access, Inc. (a)	9,255	83,873
Xicor, Inc. (a)	9,700	115,794
Zoran Corp. (a)	1,700	105,081
		39,843,100
Photographic Equipment - 0.1%
3D Systems Corp. (a)	4,200	84,000

	Shares	Value (Note 1)
Concord Camera Corp. (a)	5,600	$ 123,200
InFocus Corp. (a)	3,300	159,638
Lanier Worldwide, Inc. (a)	15,900	15,900
Lexar Media, Inc.	7,900	120,426
Panavision, Inc. (a)	205	1,602
		504,766
TOTAL TECHNOLOGY		202,077,385
TRANSPORTATION - 1.2%
Air Transportation - 0.4%
800 Travel Systems, Inc. (a)	900	1,575
AirTran Holdings, Inc. (a)	11,500	47,438
Alaska Air Group, Inc. (a)	3,300	85,800
America West Holding Corp. Class B (a)	4,400	64,350
Atlantic Coast Airlines Holdings, Inc. (a)	4,900	155,575
Atlas Air, Inc. (a)	3,000	129,750
Cheap Tickets, Inc. (a)	7,100	75,438
Continental Airlines, Inc. Class B (a)	8,300	399,438
Cyber-Care, Inc. (a)	3,500	20,781
Frontier Airlines, Inc. (a)	7,100	121,588
GetThere.com, Inc.	2,400	41,700
Hotel Reservations Network, Inc.	2,700	95,006
Mercury Air Group, Inc. (a)	100	700
Mesa Air Group, Inc. (a)	9,500	52,844
Mesaba Holdings, Inc. (a)	2,600	28,275
Midway Airlines Corp. (a)	300	1,688
Midwest Express Holdings, Inc. (a)	1,550	35,069
Navigant International, Inc. (a)	3,600	37,800
Northwest Airlines Corp. Class A (a)	11,000	344,438
SkyWest, Inc.	8,470	420,853
Transportation World Airlines, Inc. (a)	6,600	13,613
UAL Corp.	5,300	253,075
World Airways, Inc. (a)	800	550
World Fuel Services Corp.	150	1,153
		2,428,497
Railroads - 0.1%
ABC Rail Products Corp. (a)	100	650
Florida East Coast Industries	2,200	95,975
Kansas City Southern Industries, Inc.	2,400	22,200
RailAmerica, Inc. (a)	14,300	92,056
Trinity Industries, Inc.	9,100	176,313
Wabtec Corp.	2,283	23,686
Wisconsin Central Transportation Corp. (a)	13,800	184,575
		595,455
Shipping - 0.0%
Alexander & Baldwin, Inc.	6,800	178,925
Gulfmark Offshore, Inc. (a)	100	2,400
International Shipholding Corp.	100	719
Kirby Corp. (a)	1,175	27,686
Marine Transport Corp. (a)	30	66
Common Stocks - continued
	Shares	Value (Note 1)
TRANSPORTATION - continued
Shipping - continued
OMI Corp. (a)	300	$ 2,250
Trico Marine Services, Inc. (a)	3,200	46,400
		258,446
Trucking & Freight - 0.7%
Airborne Freight Corp.	2,100	31,369
AirNet Systems, Inc. (a)	400	1,850
American Freightways Corp. (a)	7,400	121,638
Arkansas Best Corp. (a)	8,300	125,019
Arnold Industries, Inc.	800	12,450
C.H. Robinson Worldwide, Inc.	7,600	449,825
Carey International, Inc. (a)	4,400	79,750
Celadon Group, Inc. (a)	3,800	43,225
Circle International Group, Inc.	5,100	182,644
CNF Transportation, Inc.	3,100	75,950
Consolidated Freightways Corp. (a)	3,100	14,192
Covenant Transport, Inc. Class A (a)	9,300	97,650
EGL, Inc. (a)	3,100	111,406
Expeditors International of Washington, Inc.	7,400	362,600
Forward Air Corp. (a)	4,800	220,200
Fritz Companies, Inc. (a)	1,100	16,294
Frozen Food Express Industries, Inc.	100	256
Heartland Express, Inc. (a)	900	15,750
Hub Group, Inc. Class A (a)	200	2,700
J.B. Hunt Transport Services, Inc.	1,100	14,850
Knights Transportation, Inc. (a)	2,150	36,550
Landstar System, Inc. (a)	2,500	127,500
M.S. Carriers, Inc. (a)	400	7,375
Old Dominion Freight Lines, Inc. (a)	100	925
Roadway Express, Inc.	2,200	50,600
Rollins Truck Leasing Corp.	5,150	34,763
Simon Transportation Services, Inc. Class A (a)	3,300	21,038
Swift Transportation Co., Inc. (a)	6,850	116,878
Trailer Bridge, Inc. (a)	100	213
Transit Group, Inc. (a)	100	53
United Parcel Service, Inc. Class B	14,500	803,844
United Shipping & Technology, Inc. (a)	2,400	15,900
US Xpress Enterprises, Inc. (a)	2,100	16,275
USA Truck, Inc. (a)	100	650
USFreightways Corp.	5,600	174,650
Werner Enterprises, Inc.	1,475	19,913
XTRA Corp. (a)	1,100	48,813
Yellow Corp. (a)	9,600	146,400
		3,601,958
TOTAL TRANSPORTATION		6,884,356
UTILITIES - 8.1%
Cellular - 1.8%
@Track Communications, Inc. (a)	5,800	8,338

	Shares	Value (Note 1)
Advanced Radio Telecom Corp. (a)	1,400	$ 14,350
AirGate PCS, Inc.	1,600	108,900
Alamosa PCS Holdings, Inc.	5,870	146,016
Aquis Communication Group, Inc. (a)	8,500	4,781
Arch Communications Group, Inc. (a)	5,133	26,627
Arch Communications Group, Inc. warrants 9/1/03 (a)	172	102
Boston Communications Group, Inc. (a)	3,900	56,063
Cellnet Data Systems, Inc. (a)	6,800	102
Centennial Cellular Corp. (a)	7,900	127,881
Crown Castle International Corp. (a)	24,000	832,500
Dobson Communications Corp. Class A	9,320	200,963
General Communications, Inc. Class A (a)	9,400	75,200
LCC International, Inc. (a)	1,900	41,681
Leap Wireless International, Inc. (a)	2,750	218,281
Lightbridge, Inc. (a)	4,000	70,000
Metrocall, Inc. (a)	6,100	25,544
Nextel Partners, Inc. Class A	22,100	667,144
Powertel, Inc. (a)	5,100	397,800
Price Communications Corp.	8,215	168,408
Rural Cellular Corp. Class A (a)	2,400	182,400
SBA Communications Corp. Class A (a)	5,900	263,288
Sensar Corp. (a)	2,300	52,038
SpectraLink Corp. (a)	5,300	68,900
TeleCorp PCS, Inc. Class A	9,900	348,975
Telephone & Data Systems, Inc.	9,300	1,078,800
Tritel, Inc. Class A	10,400	271,700
Triton PCS Holdings, Inc. Class A	5,600	310,100
Ubiquitel, Inc.	8,200	93,275
United States Cellular Corp. (a)	13,200	971,025
USCI, Inc. (a)	100	11
VoiceStream Wireless Corp. (a)	21,775	2,451,048
WebLink Wireless, Inc. Class A (a)	10,300	102,034
Western Wireless Corp. Class A (a)	11,600	593,050
		9,977,325
Electric Utility - 2.3%
Allegheny Energy, Inc.	17,300	620,638
Alliant Energy Corp.	13,439	393,091
Avista Corp.	3,500	64,531
Bangor Hydro-Electric Co.	200	4,825
Black Hills Corp.	650	16,575
Calpine Corp. (a)	15,700	1,554,300
Central Vermont Public Service Corp.	300	3,600
CH Energy Group, Inc.	500	18,875
Citizens Communications Co. (a)	37,366	609,533
Cleco Corp.	700	29,225
CMP Group, Inc.	2,100	61,688
Conectiv, Inc.	16,700	296,425
DPL, Inc.	13,933	380,545
DQE, Inc.	11,600	466,175
El Paso Electric Co. (a)	2,000	26,875
Empire District Electric Co.	500	12,969
Energy East Corp.	20,561	466,478
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Electric Utility - continued
Hawaiian Electric Industries, Inc.	7,200	$ 235,800
IDACORP, Inc.	6,900	272,119
IPALCO Enterprises, Inc.	6,600	153,863
Kansas City Power & Light Co.	12,500	335,938
LG&E Energy Corp.	20,302	497,399
Madison Gas & Electric Co.	500	9,938
Minnesota Power, Inc.	5,500	122,031
Montana Power Co.	14,000	504,875
NiSource, Inc.	21,200	507,475
Northeast Utilities	21,200	482,300
Northwestern Corp.	800	17,400
NRG Energy, Inc.	7,600	199,500
NSTAR Companies	8,424	354,335
Ogden Corp. (a)	4,600	79,925
OGE Energy Corp.	15,600	333,450
Otter Tail Power Co.	200	4,175
Potomac Electric Power Co.	19,100	481,081
Public Service Co. of New Mexico	9,600	205,200
Puget Sound Power & Light Co.	12,500	292,188
RGS Energy Group, Inc.	7,000	174,125
SCANA Corp.	19,535	534,771
Sierra Pacific Resources	11,754	207,899
TECO Energy, Inc.	20,500	503,531
UIL Holdings Corp.	600	30,188
Unisource Energy Corp.	1,000	15,563
Utilicorp United, Inc.	17,150	408,384
Wisconsin Energy Corp.	20,000	425,000
WPS Resources Corp.	800	24,050
		12,438,851
Gas - 1.1%
AGL Resources, Inc.	12,200	231,038
Atmos Energy Corp.	1,000	20,750
Berkshire Energy Resources	1,200	45,225
Cascade Natural Gas Corp.	100	1,700
Contour Energy Co. (a)	500	1,297
CTG Resources, Inc.	200	8,100
Dynegy, Inc. Class A	40,504	1,822,680
Energen Corp.	900	23,344
Equitable Resources, Inc.	7,100	399,819
Kinder Morgan, Inc.	18,650	686,553
Laclede Gas Co.	500	10,781
MCN Energy Group, Inc.	15,300	367,200
MDU Resources Group, Inc.	4,450	111,250
Midcoast Energy Resources, Inc.	1,300	24,213
Mitchell Energy & Development Corp. Class A	3,400	136,000
National Fuel Gas Co.	7,800	409,013
New Jersey Resources Corp.	900	36,000
Northwest Natural Gas Co.	5,000	115,000
NUI Corp.	100	3,006
Piedmont Natural Gas Co., Inc.	9,000	249,188

	Shares	Value (Note 1)
Providence Energy Corp.	1,300	$ 55,088
Questar Corp.	18,100	392,544
SEMCO Energy, Inc.	105	1,575
South Jersey Industries, Inc.	300	8,100
Southern Union Co.	1,508	27,050
Southwest Gas Corp.	3,100	58,513
Southwestern Energy Co.	800	6,200
UGI Corp.	2,600	59,313
Vectren Corp.	1,832	34,808
Washington Gas Light Co.	11,800	298,688
Western Resources, Inc.	15,800	316,000
		5,960,036
Telephone Services - 2.8%
Adelphia Business Solution, Inc. Class A (a)	7,800	116,513
Alaska Communication Systems Group, Inc.	4,300	34,803
Allegiance Telecom, Inc. (a)	14,350	714,809
Allied Riser Communications Corp.	10,700	86,938
AT&T Latin America Corp. (a)	8,100	113,400
Atlantic Tele-Network, Inc.	140	1,628
BroadWing, Inc.	28,456	794,990
Caprock Communications Corp. (a)	12,200	72,438
CFW Communications Co.	1,800	61,200
Choice One Communications, Inc.	2,970	47,520
Commonwealth Telephone Enterprises, Inc. (a)	4,200	162,225
Cypress Communications, Inc.	8,050	42,263
Deltathree.com, Inc.	4,700	29,963
e.spire Communications, Inc. (a)	4,600	18,688
eLECTRIC Communications Corp. (a)	14,200	30,619
eOn Communications Corp.	3,220	11,069
Equinix, Inc.	9,900	159,885
Focal Communications Corp.	9,700	300,094
Global TeleSystems Group, Inc. (a)	21,300	183,713
I-Link Corp. (a)	5,500	19,250
iBasis, Inc.	4,400	91,300
ICG Communications, Inc. (a)	4,000	23,875
iGate Capital Corp. (a)	6,000	43,687
Illuminet Holdings, Inc.	3,700	147,075
Intermedia Communications, Inc. (a)	6,500	134,875
ITC DeltaCom, Inc. (a)	11,000	155,375
ITXC Corp.	5,100	102,000
Level 3 Communications, Inc. (a)	47,700	4,161,080
McLeodUSA, Inc. Class A (a)	76,903	1,216,029
Metromedia Fiber Network, Inc. Class A (a)	61,884	2,471,492
Mpower Communications Corp. (a)	5,700	105,094
Net2000 Communications, Inc.	8,600	75,250
Net2Phone, Inc.	4,000	118,250
Network Plus Corp.	12,000	137,250
NEXTLINK Communications, Inc. Class A (a)	29,648	1,039,533
North Pittsburgh Systems, Inc.	100	1,413
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Telephone Services - continued
NorthEast Optic Network, Inc. (a)	3,300	$ 146,644
Pac-West Telecomm, Inc.	5,120	72,320
Pacific Gateway Exchange, Inc. (a)	10,800	24,300
PNV, Inc.	1,000	1,500
Primus Telecommunications Group, Inc. (a)	6,261	99,785
RCN Corp.	12,500	303,125
Rhythms NetConnections, Inc. (a)	10,100	90,900
Source Media, Inc. (a)	2,800	17,150
STAR Telecommunications, Inc. (a)	24,715	78,779
Startec Global Communications Corp. (a)	1,600	19,800
TALK.com, Inc. (a)	14,700	105,656
TeleCommunication Systems, Inc.	3,100	88,931
Teligent, Inc. Class A (a)	8,700	148,444
Time Warner Telecom, Inc. Class A (a)	4,400	285,725
U.S. LEC Corp. Class A (a)	5,000	52,500
Ursus Telecom Corp. (a)	4,400	19,800
USN Communications, Inc. (a)	700	18
Viatel, Inc. (a)	4,990	68,301
West Teleservices Corp. (a)	5,400	128,250
Williams Communications Group, Inc.	8,800	258,500
WinStar Communications, Inc. (a)	10,000	268,750
WorldPort Communications, Inc. (a)	14,900	67,516
Z-Tel Technologies, Inc.	8,000	65,000
		15,437,280
Water - 0.1%
American States Water Co.	200	5,213
American Water Works, Inc.	18,800	460,600
Azurix Corp. (a)	19,100	90,725
E Town Corp.	1,800	120,938
Philadelphia Suburban Corp.	4,476	104,906
		782,382
TOTAL UTILITIES		44,595,874
TOTAL COMMON STOCKS (Cost $508,435,027)		548,267,211
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
CONSTRUCTION & REAL ESTATE - 0.0%
Real Estate Investment Trusts - 0.0%
Kimco Realty Corp. Series D $1.875	108	2,747
Prime Retail, Inc. Series B, $2.13	60	255
		3,002

	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - 0.0%
HEALTH - 0.0%
Medical Equipment & Supplies - 0.0%
Mediq, Inc. Series A, $1.30 (a)	7	$ 0
TOTAL PREFERRED STOCKS (Cost $3,957)		3,002
Corporate Bonds - 0.0%
Moody's Ratings (unaudited)		Principal Amount
Convertible Bonds - 0.0%
CONSTRUCTION & REAL ESTATE - 0.0%
Real Estate - 0.0%
Excel Legacy Corp. 9% 11/4/04	-	$ 2,000	1,620
Nonconvertible Bonds - 0.0%
CONSTRUCTION & REAL ESTATE - 0.0%
Real Estate - 0.0%
Excel Legacy Corp. 10% 11/4/04	-	1,000	808
TOTAL CORPORATE BONDS (Cost $2,646)			2,428
U.S. Treasury Obligations - 1.6%

U.S. Treasury Bills, yield at date of purchase 6.02% to 6.19% 9/28/00 to 11/16/00 (c) (Cost $9,073,682)		9,161,000	9,074,043
Cash Equivalents - 13.3%
	Shares
Bankers Trust Institutional Daily Asset Fund, 6.6883% (b) (Cost $73,419,775)	73,419,775	73,419,775
TOTAL INVESTMENT PORTFOLIO - 114.1% (Cost $590,935,087)		630,766,459
NET OTHER ASSETS - (14.1)%		(77,780,839)
NET ASSETS - 100%		$ 552,985,620
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
2 Nasdaq 100 Index Contracts	Sept. 2000	$ 818,800	$ 113,388
10 Russell 2000 Index Contracts	Sept. 2000	2,685,250	164,440
3 S&P 400 Midcap Index Contracts	Sept. 2000	814,875	76,607
		$ 4,318,925	$ 354,435

The face value of futures purchased as a percentage of net assets - 0.7%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $144,775.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $266,482,279 and $136,684,283, respectively.
The market value of futures contracts opened and closed during the period amounted to $239,766,144 and $243,174,562, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Bankers Trust. The commissions paid to these affiliated firms were $10,368 for the period.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $71,813,656. The fund received cash collateral of $73,419,775 which was invested in the Bankers Trust Institutional Daily Asset Fund. The fund also received non-cash collateral of $504,576 which represents U.S. Treasury obligations.

Income Tax Information

At August 31, 2000, the aggregate cost of investment securities for income tax purposes was $595,869,392. Net unrealized appreciation aggregated $34,897,067, of which $131,288,751 related to appreciated investment securities and $96,391,684 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund
Financial Statements

Statement of Assets and Liabilities

	August 31, 2000
Assets
Investment in securities, at value (cost $590,935,087) - See accompanying schedule		$ 630,766,459
Receivable for investments sold		10,729,056
Receivable for fund shares sold		1,295,244
Dividends receivable		225,485
Redemption fees receivable		596
Receivable for daily variation on futures contracts		144,775
Other receivables		49,923
Total assets		643,211,538
Liabilities
Payable to custodian bank	$ 68,993
Payable for investments purchased	15,550,829
Payable for fund shares redeemed	1,022,348
Accrued management fee	46,596
Other payables and accrued expenses	117,377
Collateral on securities loaned, at value	73,419,775
Total liabilities		90,225,918
Net Assets		$ 552,985,620
Net Assets consist of:
Paid in capital		$ 499,043,788
Undistributed net investment income		2,190,089
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,565,934
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		40,185,809
Net Assets, for 15,506,050 shares outstanding		$ 552,985,620
Net Asset Value, offering price and redemption price per share ($552,985,620 ÷ 15,506,050 shares)		$35.66

Statement of Operations

	Six months ended August 31, 2000
Investment Income Dividends		$ 1,993,205
Interest		341,436
Security lending		313,801
Total income		2,648,442
Expenses
Management fee and sub-advisory fees	$ 590,335
Transfer agent fees	330,573
Accounting fees	90,070
Non-interested trustees' compensation	742
Registration fees	84,493
Audit	13,824
Legal	928
Miscellaneous	2,792
Total expenses before reductions	1,113,757
Expense reductions	(491,015)	622,742
Net investment income		2,025,700
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	17,458,417
Foreign currency transactions	20
Futures contracts	(3,575,350)	13,883,087
Change in net unrealized appreciation (depreciation) on:
Investment securities	(44,578,173)
Assets and liabilities in foreign currencies	2
Futures contracts	(245,132)	(44,823,303)
Net gain (loss)		(30,940,216)
Net increase (decrease) in net assets resulting from operations		$ (28,914,516)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended August 31, 2000 (Unaudited)	Year ended February 29, 2000
Operations Net investment income	$ 2,025,700	$ 1,972,267
Net realized gain (loss)	13,883,087	10,426,981
Change in net unrealized appreciation (depreciation)	(44,823,303)	87,157,186
Net increase (decrease) in net assets resulting from operations	(28,914,516)	99,556,434
Distributions to shareholders From net investment income	(424,764)	(1,479,202)
From net realized gain	(9,569,601)	(4,334,759)
Total distributions	(9,994,365)	(5,813,961)
Share transactions Net proceeds from sales of shares	230,060,648	351,204,809
Reinvestment of distributions	9,544,291	5,500,037
Cost of shares redeemed	(106,715,876)	(54,328,544)
Net increase (decrease) in net assets resulting from share transactions	132,889,063	302,376,302
Trading fees	223,822	188,143
Total increase (decrease) in net assets	94,204,004	396,306,918
Net Assets
Beginning of period	458,781,616	62,474,698
End of period (including undistributed net investment income of $2,190,089 and $615,835, respectively)	$ 552,985,620	$ 458,781,616
Other Information Shares
Sold	6,525,474	11,106,135
Issued in reinvestment of distributions	268,489	186,148
Redeemed	(3,204,264)	(1,809,769)
Net increase (decrease)	3,589,699	9,482,514

Financial Highlights

	Six months ended August 31, 2000	Years ended February 28,
Selected Per-Share Data	(Unaudited)	2000 G	1999	1998 E
Net asset value, beginning of period	$ 38.50	$ 25.67	$ 26.77	$ 25.00
Income from Investment Operations
Net investment income D	.14	.37	.32	.11
Net realized and unrealized gain (loss)	(2.29)	13.78	(.92)	1.43
Total from investment operations	(2.15)	14.15	(.60)	1.54
Less Distributions
From net investment income	(.03)	(.24)	(.22)	(.07)
From net realized gain	(.68)	(1.12)	(.52)	-
Total distributions	(.71)	(1.36)	(.74)	(.07)
Trading fees added to paid in capital	.02	.04	.24	.30
Net asset value, end of period	$ 35.66	$ 38.50	$ 25.67	$ 26.77
Total Return B, C	(5.53)%	57.35%	(1.33)%	7.39%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 552,986	$ 458,782	$ 62,475	$ 35,255
Ratio of expenses to average net assets	.25% A, F	.27% F	.31% F	.26% A, F
Ratio of net investment income to average net assets	.80% A	1.24%	1.25%	1.44% A
Portfolio turnover rate	56% A	33%	29%	40% A

A Annualized B Total returns for periods of less than one year are not annualized. C The total returns would have been lower had certain expenses not been reduced during the periods shown. D Net investment income per share has been calculated based on average shares outstanding during the period. E For the period November 5, 1997 (commencement of operations) to February 28, 1998. F FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher. G For the year ended February 29

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund
Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2000	Past 6 months	Past 1 year	Life of fund
Spartan International Index	-3.99%	9.93%	44.12%
MSCI EAFE®	-3.50%	9.76%	40.30%
International Funds Average	-6.41%	17.85%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE ®) Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of August 31, 2000, the index included over 963 equity securities of companies domiciled in 20 countries. To measure how the fund's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 709 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended August 31, 2000	Past 1 year	Life of fund
Spartan International Index	9.93%	13.83%
MSCI EAFE	9.76%	12.75%
International Funds Average	17.85%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Spartan International Index Fund on November 5, 1997, when the fund started. As the chart shows, by August 31, 2000, the value of the investment would have been $14,412 - a 44.12% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,030 - a 40.30% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Spartan International Index Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Dean Barr, who oversees the Spartan International
Index Fund's investment management personnel
as Managing Director for Bankers Trust, sub-adviser of the fund

Q. How did the fund perform, Dean?

A. For the six months that ended August 31, 2000, the fund returned -3.99%. In comparison, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index returned -3.50, while the international funds average tracked by Lipper Inc. returned -6.41%. For the 12 months that ended August 31, 2000, the fund returned 9.93%, while the EAFE index and Lipper average returned 9.76% and 17.85%, respectively.

Q. What factors drove the foreign equity markets during the six-month period?

A. A sudden loss of confidence in the valuation levels of technology stocks in the U.S. sparked a sharp sell-off that spread like wildfire, engulfing international markets during the spring. In essence, it was a reversal of fortune for the so-called TMT - or technology, media and telecommunications - stocks, which had enjoyed a leadership position for much of the prior six months. Similar to conditions in the U.S., rising interest rates remained a cloud over stock markets in the U.K. and continental Europe, as central bankers fought to tame economic growth in order to keep inflation under wraps. Continuing weakness in the euro and persistently high oil prices threatened to push wages and prices higher in Europe, prompting pre-emptive rate action. Investors proceeded with caution in this environment, seeking out safer havens elsewhere in the market - most notably within the health, finance and energy sectors. In Japan, despite an improving macroeconomic outlook and upward revisions of corporate earnings growth, many foreign investors opted out of its equity market altogether due to a lack of confidence in its economic recovery.

Q. What regions felt the brunt of the correction?

A. Telecom stocks declined sharply in Europe, with Germany, Finland and Sweden taking the brunt of the hit, followed by Italy and Spain. Shares of traditional telephone service providers, such as Deutsche Telekom, plunged in response to increased competition and growing resistance from government regulators to proposed merger activity. Other laggards in this space included France Telecom, Dutch-based KPN, British Telecom and Spain's Telefonica. Wireless stocks also stumbled, drifting lower on declining near-term growth rates in the industry. Nokia and Ericsson headed south, as did Vodafone, Sonera and Telecom Italia Mobile. Japan's Nippon Telegraph & Telephone also declined during the period. Softbank, an Internet venture-capital firm, was the top detractor within this region.

Q. What factors helped limit the fund's decline?

A. There were pockets of strength in the telecom industry, with equipment makers such as Alcatel benefiting from increased spending by traditional carriers racing to upgrade their networks. Energy stocks also performed well thanks to spiking oil prices. Historically low supply levels, teamed with increasing global demand, boosted the bottom lines and share prices of oil producers such as Royal Dutch Petroleum and BP Amoco. Investors, growing increasingly risk-averse, flocked to the perceived defensive nature of drug stocks, a group expected to perform well in the event of a rate-induced slowdown. Strong product pipelines further supported the advances of firms such as AstraZeneca, Novartis, Glaxo Wellcome and Aventis. Weakness in rate-sensitive banking issues was offset by the strong performance of investment management and insurance stocks such as HSBC and ING Groep, respectively. Overall, the U.K., Switzerland, France and the Netherlands were positive contributors to performance.

Q. What's your outlook?

A. A lot depends on the health of the U.S. stock markets and whether or not interest rates here have already peaked. I'm not sure what will happen, but I expect we'll see continued volatility and further broadening of the market as investors look to find solid ground amid a sea of mixed signals concerning the economy. Continental Europe remains the most attractive region on a global scale, as economic growth continues to expand at a feverish pace, thanks to booming domestic demand and rising exports benefiting from a weak euro. Another reason to be bullish is that earnings growth in the region has eclipsed that of the U.S. and U.K., while valuations remain below those in the U.S. Concerns about inflation temper my outlook a bit, as further rate hikes in Europe appear imminent. Investors also are on the rate watch in Japan, although no signs of inflation are evident at this time. Interest in the market is expected to remain a concern going forward, as economic recovery remains fragile, which may keep many investors on the sidelines for the time being.

The views expressed in this report reflect those of Bankers Trust only through the end of the period of the report as stated on the cover. Any such views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks to provide investment results that correspond to the total return of foreign stock markets

Fund number: 399

Trading symbol: FSIIX

Start date: November 5, 1997

Size: as of August 31, 2000, more than $369 million

Sub-adviser: Bankers Trust, since inception

3

Semiannual Report

Spartan International Index Fund

Investment Changes

Top Ten Stocks as of August 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Vodafone Group PLC (United Kingdom, Cellular)	2.5	3.0
Nokia AB (Finland, Communications Equipment)	2.3	2.4
BP Amoco PLC (United Kingdom, Oil & Gas)	2.0	1.4
Telefonaktiebolaget LM Ericsson (B Shares) (Sweden, Communications Equipment)	1.7	1.9
Toyota Motor Corp. (Japan, Autos, Tires, & Accessories)	1.6	1.4
Nippon Telegraph & Telephone Corp. (Japan, Telephone Services)	1.5	1.6
Royal Dutch Petroleum Co. (Hague Registry) (Netherlands, Oil & Gas)	1.4	1.1
HSBC Holdings PLC (Reg.) (United Kingdom, Banks)	1.3	0.9
France Telecom SA (France, Telephone Services)	1.2	1.5
Novartis AG (Reg.) (Switzerland, Drugs & Pharmaceuticals)	1.2	0.9
	16.7	16.1
Top Ten Market Sectors as of August 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Finance	20.8	16.0
Utilities	14.0	17.4
Technology	12.4	13.1
Health	7.4	6.0
Durables	6.4	5.9
Industrial Machinery & Equipment	5.8	4.8
Energy	5.6	4.0
Nondurables	4.5	3.9
Basic Industries	3.7	3.3
Retail & Wholesale	3.2	3.1

Geographic Diversification (% of net assets)

As of August 31, 2000

As of February 29, 2000

Semiannual Report

Spartan International Index Fund

Investments August 31, 2000

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value (Note 1)
Australia - 2.3%
Amcor Ltd.	27,375	$ 87,111
AMP Ltd.	40,250	413,856
Aristocrat Leisure Ltd.	16,796	60,667
Australian Gas Light Co.	13,463	81,566
Boral Ltd.	14,665	18,015
Brambles Industries Ltd.	8,626	244,918
British American Tobacco Australasia Ltd.	1,051	7,338
Broken Hill Proprietary Co. Ltd.	66,569	728,528
Coca-Cola Amatil Ltd.	46,088	104,776
Cochlear Ltd.	2,339	38,796
Coles Myer Ltd.	45,647	190,163
Commonwealth Bank of Australia	47,254	754,792
Computershare Ltd.	22,625	107,048
CSL Ltd.	6,175	126,582
CSR Ltd.	43,414	110,219
ERG Ltd.	7,916	46,799
Fosters Brewing Group Ltd.	67,680	160,111
Futuris Corp. Ltd.	31,748	29,859
General Property Trust	70,848	107,104
Goodman Fielder Ltd.	21,051	15,013
Howard Smith Ltd.	4,155	18,940
James Hardie Industries Ltd.	9,374	19,829
Leighton Holdings Ltd.	6,930	25,671
Lend Lease Corp. Ltd.	19,429	229,267
M.I.M. Holdings Ltd.	44,082	28,996
Mirvac Group	29,000	60,908
National Australia Bank Ltd.	54,675	801,306
Newcrest Mining Ltd.	7,378	17,271
News Corp. Ltd.	74,612	981,614
Normandy Mining Ltd.	86,041	50,639
Orica Ltd.	7,698	27,672
Pacific Dunlop Ltd.	10,198	9,179
Paperlinx Ltd.	4,478	9,302
QBE Insurance Group Ltd.	17,576	87,723
Rio Tinto Ltd.	12,144	187,320
Santos Ltd.	18,198	61,426
Southcorp Holdings Ltd.	28,591	75,358
Stockland Trust Group	15,739	33,964
Suncorp-Metway Ltd.	13,689	70,139
Tabcorp Holdings Ltd.	14,725	83,689
Telstra Corp. Ltd.	286,464	1,042,978
Transurban Group	18,306	36,008
Wesfarmers Ltd.	11,883	96,917
Westfield Trust	2,458	4,630
Westfield Trust Unit	71,473	131,143
Westpac Banking Corp.	67,524	492,822
WMC Ltd.	44,351	208,793
Woolworths Ltd.	41,339	163,390
TOTAL AUSTRALIA		8,490,155
Austria - 0.2%
Austria Tabak AG	1,010	38,792

	Shares	Value (Note 1)
Bank Austria AG	4,489	$ 240,383
Boehler-Uddeholm AG (a)	50	1,594
BWT AG	500	16,784
Flughafen Wien AG	1,170	40,117
Generali Holding Vienna AG	330	53,043
Mayr Melnhof Karton AG	400	18,116
Oesterreichische Elektrizitaetswirtschafts AG (verbund)	1,240	115,624
OMV AG	1,010	74,903
RHI AG	250	5,306
VA Technologie AG	690	33,536
Wienerberger Baustoffind AG	2,750	58,611
TOTAL AUSTRIA		696,809
Belgium - 0.8%
Barco Industries NV	359	45,207
Bekaert SA	682	30,888
Colruyt NV	1,698	66,574
Compagnie Maritime Belge SA (CMB)	187	11,209
D'ieteren SA	133	32,492
Delhaize Freres & Compagnie Le Lion	1,926	107,583
Electrabel SA	2,119	452,568
Fortis B	28,264	858,666
Fortis B (strip VVRP) (a)	1,764	16
Glaverbel SA	149	10,718
Groupe Bruxelles Lambert SA	964	250,403
KBC Bancassurance Holding NV	11,518	526,771
Solvay SA	3,341	217,479
Ucb Corp.	5,519	210,161
Union Miniere SA	638	22,572
TOTAL BELGIUM		2,843,307
Denmark - 0.8%
Carlsberg AS:
Series A	1,400	46,681
Series B	1,000	36,082
D/S 1912 Series B	42	500,149
D/S Svenborg Series B	28	465,138
Danisco AS	2,243	73,186
Den Danske Bank Group AS	2,100	262,578
Fls Industries (a)	759	11,479
Group 4 Falck AS	822	128,720
ISS AS (a)	1,573	106,771
Navision Software (a)	811	28,393
NKT Holding AS	300	75,022
Novo-Nordisk AS (B Shares) (a)	2,751	558,554
Tele Danmark AS (B Shares)	8,397	504,970
Topdanmark AS (a)	523	9,840
Vestas Wind Systems AS	4,053	180,026
William Demant Holding AS	3,054	140,017
TOTAL DENMARK		3,127,606
Finland - 2.8%
Amer Group PLC Class A	700	15,945
Common Stocks - continued
	Shares	Value (Note 1)
Finland - continued
Hartwall Oyj Abp Series A	3,000	$ 53,283
Instrumentarium Oyj (a)	819	19,601
Kemira Oyj	500	2,660
Kesko Oyj (a)	3,900	35,673
Kone Corp.	900	58,505
Metra Oyj Series B	2,100	39,163
Metso Oyj	6,200	74,880
Nokia AB	187,200	8,412,299
Outokumpu Oyj (A Shares)	5,200	51,720
Pohjola Group Insurance Corp.:
Class A	700	26,419
Class B	1,100	41,565
Raisio Group PLC	2,900	4,687
Rautaruukki Oyj (K Shares)	4,100	16,749
Sampo Insurance Co. Ltd.	2,400	97,508
Sonera Corp.	28,800	961,652
Stockmann Oyj Series A	300	4,529
TietoEnator Oyj	3,100	100,896
UPM-Kymmene Corp.	10,400	262,756
TOTAL FINLAND		10,280,490
France - 10.1%
Accor SA	7,372	317,515
Alcatel SA (RFD) (a)	41,464	3,436,329
Aventis SA	28,759	2,149,735
AXA SA de CV	14,432	2,054,459
BIC Ste	1,544	72,739
BNP Paribas SA	16,383	1,505,814
Bouygues SA	12,178	765,138
Canal Plus SA	4,659	760,872
Cap Gemini SA	4,521	943,495
Carrefour SA (a)	25,074	1,828,118
Casino Guichard Perrachon et Compagnie	3,285	328,190
Club Mediterranee SA	520	67,836
Coflexip SA	567	68,983
Compagnie de St. Gobain	3,200	425,696
Dassault Systemes SA	4,050	348,151
Eridania Beghin Say Group (a)	689	61,187
Essilor International SA	200	55,414
Eurafrance (Societe)	159	81,896
France Telecom SA	37,548	4,284,768
Gecina SA	868	79,704
Groupe Danone (a)	5,562	759,670
Groupe GTM	327	38,884
Imerys	591	68,229
L'Air Liquide (a)	3,490	444,749
L'Oreal SA (a)	24,937	1,802,628
Lafarge SA	4,060	300,697
Lagardere S.C.A. (Reg.)	5,128	365,452
Louis Vuitton Moet Hennessy (LVMH)	18,105	1,405,230
Michelin SA (Compagnie Generale des Etablissements) Series B	5,226	153,151

	Shares	Value (Note 1)
Pechiney SA Series A	3,167	$ 144,841
Pernod-Ricard	1,910	100,244
Peugeot SA	1,704	314,602
Pinault Printemps SA	4,439	839,263
Promodes (a)	113	88,408
Publicis SA	287	112,398
Sagem SA	1,414	389,393
Sanofi-Synthelabo SA	27,067	1,319,623
Schneider SA (a)	5,934	437,384
SEB SA	324	18,041
Sidel SA	1,334	90,863
Simco SA (Reg.)	124	8,419
Societe Generale Class A (a)	15,334	908,278
Sodexho Alliance SA	1,124	176,077
Suez Lyonnaise des Eaux:
(Belgium)	998	147,387
(France)	6,362	942,947
Technip SA	390	50,600
Thomson CSF	6,355	262,990
TotalFinaElf SA (a)	774	7
TotalFinaElf SA Class B	27,224	4,056,376
Unibail	596	90,507
Usinor	7,871	84,228
Valeo SA	3,003	161,076
Vivendi SA	22,264	1,818,982
Zodiac SA	67	14,399
TOTAL FRANCE		37,552,062
Germany - 7.5%
Adidas-Salomon AG	1,550	83,442
Allianz AG (Reg.) (a)	8,873	2,990,334
BASF AG	22,050	817,919
Bayer AG	26,700	1,126,269
Bayerische Hypo-und Vereinsbank AG	15,425	898,600
Beiersdorf AG	3,100	278,048
Bilfinger & Berger Bau AG	800	10,053
Buderus AG	3,250	53,250
Continental Gummi-Werke AG	5,300	96,298
DaimlerChrysler AG (Reg.)	36,492	1,899,865
Deutsche Bank AG	22,261	1,937,350
Deutsche Lufthansa AG (Reg.)	14,050	310,929
Deutsche Telekom AG	109,856	4,219,367
Douglas Holding AG	1,100	35,655
Dresdner Bank AG (a)	18,550	830,915
E.On AG	27,430	1,314,423
EM.TV & Merchandising AG	4,500	223,789
Fresenius Medical Care AG	3,250	281,401
Gehe AG	1,700	61,323
Heidelberger Zement AG:
(strip VVRP) (a)	230	2
(Brussels)	230	12,664
(Frankfurt)	2,215	119,989
Hochtief AG	2,550	63,814
Kamps AG (a)	3,000	64,765
Common Stocks - continued
	Shares	Value (Note 1)
Germany - continued
Karstadt Quelle AG	4,700	$ 143,789
Linde AG	4,483	188,705
MAN AG	4,400	122,615
Merck Kgaa	6,450	207,408
Metro AG	11,280	429,638
Muenchener Ruckversicherungs-Gesellschaft AG (Reg.)	6,382	1,750,645
Preussag AG	6,193	208,438
Rheinmetal AG	650	7,568
RWE AG	17,450	649,302
SAP AG (a)	6,700	1,308,986
Schering AG (a)	7,550	402,018
SGL Carbon AG (a)	650	44,736
Siemens AG	21,550	3,454,315
Thyssen Krupp AG	18,950	287,768
Volkswagen AG	11,550	505,054
WCM Beteiligungs-und Grundbesitz AG	6,500	160,471
TOTAL GERMANY		27,601,920
Hong Kong - 1.9%
ASM Pacific Technology Ltd.	13,000	41,337
Bank of East Asia Ltd.	43,668	101,902
Cathay Pacific Airways Ltd.	107,000	207,847
CLP Holdings Ltd.	70,500	316,377
Esprit Holdings Ltd.	22,000	17,207
Giordano International Ltd.	48,662	26,517
Hang Lung Development Co. Ltd.	21,000	19,521
Hang Seng Bank Ltd.	63,500	681,876
Henderson Land Development Co. Ltd.	47,000	260,935
Hong Kong & China Gas Co. Ltd.	165,630	205,996
Hong Kong & Shanghai Hotels Ltd. (The)	18,000	11,309
Hopewell Holdings Ltd.	2,200	1,030
Hutchison Whampoa Ltd.	140,200	1,977,370
Hysan Development Ltd.	35,038	49,193
Johnson Electric Holdings Ltd.	124,000	259,948
Li & Fung Ltd.	44,000	191,813
New World Development Co. Ltd.	66,868	109,314
Pacific Century Cyberworks Ltd.	484,162	900,131
QPL International Holdings Ltd. (a)	8,000	7,437
Shangri-La Asia Ltd.	72,000	72,930
Sino Land Co.	125,320	67,085
South China Morning Post (Holdings) Ltd.	58,000	43,504
Sun Hung Kai Properties Ltd.	80,215	763,659
Swire Pacific Ltd. Class A	52,000	356,701
Television Broadcasts Ltd.	15,000	84,816
Varitronix International Ltd.	5,000	10,418
Wharf Holdings Ltd.	73,228	174,168
TOTAL HONG KONG		6,960,341
Ireland - 0.3%
Allied Irish Banks PLC	34,653	286,502

	Shares	Value (Note 1)
CRH PLC	15,710	$ 262,563
DCC PLC	2,175	20,860
eircom PLC	89,624	188,630
Fyffes PLC	8,415	7,249
Greencore Group PLC	2,355	6,170
Independent Newspapers PLC	16,856	58,379
Irish Life & Permanent PLC	12,859	110,769
Jefferson Smurfit Group PLC	46,861	90,720
Jurys Doyle Hotel Group PLC	701	4,980
Kerry Group PLC Class A	6,841	91,431
Ryanair Holdings PLC (a)	15,430	113,732
Waterford Wedgwood PLC unit	17,715	20,294
TOTAL IRELAND		1,262,279
Italy - 3.4%
Alitalia Linee Aeree Ital Class A	51,102	94,574
Assicurazioni Generali Spa	40,419	1,239,064
Autogrill Spa	8,499	95,318
Banca di Roma Spa	179,030	221,788
Banca Intesa Spa	153,665	655,019
Banca Popolare di Milano	9,382	65,937
Benetton Group Spa (a)	64,554	119,699
Bulgari Spa	9,562	106,857
Cementir Spa	7,847	11,965
Enel Spa	235,592	936,667
Eni Spa	256,733	1,489,698
Fiat Spa	11,973	295,693
Italcementi Spa	6,552	61,088
Italgas Spa	20,740	94,835
La Rinascente Spa	9,627	57,938
Marzotto Spa	1,225	10,591
Mediaset Spa	38,439	684,763
Mediobanca Spa	19,716	211,944
Mondadori Spa	7,787	106,149
Olivetti Spa	155,122	486,279
Parmalat Finanziaria Spa	47,331	64,393
Pirelli Spa	64,676	174,547
Riunione Adriatica di Sicurta (RAS) Spa	24,021	279,981
San Paolo IMI Spa	45,576	804,173
Sirti Spa	8,823	12,866
Snia Spa	22,392	24,936
Societa Assicuratrice Industriale (SAI)	903	15,704
Telecom Italia Mobile Spa (a)	213,391	1,838,547
Telecom Italia Spa	118,819	1,476,326
Unicredito Italiano Spa	162,908	839,233
TOTAL ITALY		12,576,572
Japan - 24.6%
77 Bank Ltd.	15,000	116,715
Acom Co. Ltd.	5,400	460,167
Advantest Corp.	3,700	754,430
Ajinomoto Co., Inc.	24,000	260,092
Alps Electric Co. Ltd.	7,000	147,652
Amada Co. Ltd.	13,000	111,512
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Amano Corp.	2,000	$ 20,718
Aoyama Trading Co. Ltd.	3,100	41,151
Asahi Bank Ltd.	105,000	413,425
Asahi Breweries Ltd.	18,000	164,526
Asahi Chemical Industry Co. Ltd. (a)	54,000	337,658
Asahi Glass Co. Ltd.	44,000	411,250
Asatsu-DK, Inc.	2,000	74,810
Autobacs Seven Co. Ltd.	2,000	57,561
Bank of Fukuoka Ltd.	25,000	159,136
Bank of Tokyo-Mitsubishi Ltd.	170,000	2,082,500
Bank of Yokohama Ltd.	44,000	193,456
Benesse Corp.	4,000	238,118
Bridgestone Corp.	32,000	413,987
Canon, Inc.	32,000	1,448,000
Casio Computer Co. Ltd.	10,000	116,434
Central Japan Railway Co.	83	480,866
Chugai Pharmaceutical Co. Ltd.	10,000	178,119
Chuo Mitsui Trust & Banking Co. Ltd.	33,000	126,840
Citizen Watch Co. Ltd.	12,000	130,946
Cosmo Oil Co. Ltd.	14,000	28,218
Credit Saison Co. Ltd.	6,300	152,081
CSK Corp.	2,900	78,298
Dai Ei, Inc.	27,000	77,454
Dai Nippon Printing Co. Ltd.	28,000	440,724
Daicel Chemical Industries Ltd.	17,000	47,970
Daifuku Co. Ltd.	5,000	53,998
Daiichi Pharmaceutical Co. Ltd.	10,000	236,243
Daikin Industries Ltd.	10,000	201,087
Dainippon Ink & Chemicals, Inc.	30,000	105,465
Daito Trust Construction Co.	5,000	83,904
Daiwa Bank Ltd.	74,000	185,919
Daiwa House Industry Co. Ltd.	20,000	131,246
Daiwa Securities Group, Inc.	49,000	610,950
Denki Kagaku Kogyo Kabushiki Kaisha	19,000	76,591
Denso Corp.	34,000	806,412
East Japan Railway Co.	147	799,288
Ebara Corp.	11,000	160,870
Eisai Co. Ltd.	11,000	332,052
Fanuc Ltd.	8,800	956,970
Fuji Bank Ltd.	126,000	957,964
Fuji Machine Manufacturing Co. Ltd.	2,000	93,185
Fuji Photo Film Co. Ltd.	19,000	680,416
Fuji Soft ABC, Inc.	1,300	99,569
Fuji Television Network, Inc.	15	209,525
Fujikura Ltd.	15,000	129,371
Fujitsu Ltd.	72,000	2,085,685
Furukawa Electric Co. Ltd.	24,000	771,726
Gunma Bank Ltd.	15,000	77,341
Hankyu Department Stores, Inc.	7,000	36,749
Hirose Electric Co. Ltd. (a)	1,500	217,399
Hitachi Ltd.	122,000	1,469,338
Hitachi Zosen Corp. (a)	44,000	38,774

	Shares	Value (Note 1)
Honda Motor Co. Ltd. (a)	35,000	$ 1,268,750
House Foods Corp.	5,000	68,904
Hoya Corp.	4,000	382,488
Inax Corp.	8,000	43,274
Industrial Bank of Japan Ltd. (IBJ) (a)	97,000	735,661
Isetan Co. Ltd.	9,000	81,082
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	53,000	77,510
Ito-Yokado Co. Ltd.	15,000	745,289
Itochu Corp.	51,000	224,712
Japan Airlines Co. Ltd.	67,000	240,564
Japan Energy Corp.	35,000	37,733
Japan Tobacco, Inc.	74	567,470
JGC Corp.	6,000	28,687
Joyo Bank Ltd.	34,000	122,715
Jusco Co. Ltd.	12,000	225,555
Kadokawa Shoten Publishing Co. Ltd.	300	26,915
Kajima Corp. (a)	37,000	109,956
Kaneka Corp.	13,000	143,321
Kansai Electric Power Co., Inc.	36,000	590,607
Kao Corp.	23,000	631,761
Katokichi Co. Ltd.	1,000	24,843
Kawasaki Heavy Industries Ltd. (a)	50,000	57,654
Kawasaki Kisen Kaisha Ltd.	11,000	20,418
Kawasaki Steel Corp.	118,000	149,339
Keihin Electric Express Railway Co. Ltd.	18,000	67,498
Kikkoman Corp.	8,000	58,948
Kinden Corp.	11,000	70,638
Kinki Nippon Railway Co. Ltd.	61,000	268,201
Kirin Brewery Co. Ltd.	37,000	405,831
Kokuyo Co. Ltd.	5,000	86,294
Komatsu Ltd.	37,000	238,989
Komori Corp.	3,000	41,314
Konami Co. Ltd.	4,300	355,545
Konica Corp. (a)	14,000	111,559
Koyo Seiko Co. Ltd.	7,000	53,680
Kubota Corp.	52,000	167,695
Kuraray Co. Ltd.	15,000	130,918
Kurita Water Industries Ltd.	5,000	104,059
Kyocera Corp.	7,000	1,273,125
Kyowa Exeo Corp.	4,000	44,999
Kyowa Hakko Kogyo Co. Ltd.	15,000	123,184
Makino Milling Machine Co. Ltd.	4,000	33,936
Makita Corp.	1,000	8,062
Marubeni Corp. (a)	48,000	132,746
Marui Co. Ltd.	14,000	220,624
Matsushita Electric Industrial Co. Ltd.	76,000	2,080,435
Meiji Milk Products Co. Ltd.	10,000	43,967
Meiji Seika Kaisha Ltd. (a)	15,000	86,060
Meitec Corp.	2,000	92,435
Minebea Co. Ltd.	15,000	194,056
Mitsubishi Chemical Corp.	81,000	266,532
Mitsubishi Corp.	58,000	424,112
Mitsubishi Electric Corp.	79,000	736,899
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Mitsubishi Estate Co. Ltd. (a)	48,000	$ 472,485
Mitsubishi Gas Chemical Co., Inc.	21,000	63,982
Mitsubishi Heavy Industries Ltd.	125,000	439,439
Mitsubishi Logistics Corp.	1,000	7,894
Mitsubishi Materials Corp.	41,000	128,762
Mitsubishi Rayon Co. Ltd.	26,000	68,492
Mitsubishi Trust & Banking Corp.	49,000	376,676
Mitsui & Co. Ltd.	59,000	396,578
Mitsui Fudosan Co. Ltd.	29,000	314,006
Mitsui Marine & Fire Insurance Co. Ltd.	29,000	144,361
Mitsui Mining & Smelting Co. Ltd.	21,000	166,354
Mitsukoshi Ltd.	19,000	65,370
Mori Seiki Co. Ltd.	4,000	53,248
Murata Manufacturing Co. Ltd.	8,800	1,347,183
Mycal Corp.	3,000	8,718
Namco Ltd.	2,200	61,461
NEC Corp.	60,000	1,715,571
NGK Insulators Ltd.	13,000	178,541
NGK Spark Plug Co. Ltd.	9,000	162,754
Nichiei Co. Ltd.	1,700	19,921
Nidec Corp.	2,300	202,250
Nikon Corp.	14,000	429,174
Nintendo Co. Ltd.	5,200	898,922
Nippon Computer Systems Corp.	5,000	93,513
Nippon Express Co. Ltd.	39,000	219,003
Nippon Meat Packers, Inc.	9,000	114,578
Nippon Mitsubishi Oil Corp.	53,000	301,097
Nippon Paper Industries Co. Ltd.	36,000	236,580
Nippon Sheet Glass Co. Ltd.	16,000	290,691
Nippon Shokubai Co. Ltd.	3,000	15,159
Nippon Steel Corp.	251,000	470,610
Nippon Telegraph & Telephone Corp.	460	5,476,704
Nippon Yusen Kabushiki Kaisha (a)	44,000	194,694
Nishimatsu Construction	12,000	38,924
Nissan Motor Co. Ltd. (a)	146,000	733,627
Nisshin Flour Milling Co. Ltd.	9,000	85,216
Nisshinbo Industries, Inc.	10,000	46,499
Nissin Food Products Co. Ltd.	5,000	130,308
Nitto Denko Corp.	6,000	242,992
Nomura Securities Co. Ltd.	72,000	1,684,072
NSK Ltd.	21,000	161,236
NTN Corp.	9,000	37,968
Obayashi Corp.	28,000	111,822
Oji Paper Co. Ltd.	39,000	259,220
Okumura Corp.	12,000	39,936
Olympus Optical Co. Ltd.	10,000	175,307
Omron Corp.	10,000	248,430
Onward Kashiyama Co. Ltd.	7,000	68,707
Orient Corp.	9,000	36,618
Oriental Land Co. Ltd.	3,800	349,827
ORIX Corp.	3,000	399,363
Osaka Gas Co. Ltd.	93,000	233,655

	Shares	Value (Note 1)
Pioneer Corp.	6,000	$ 253,117
Promise Co. Ltd.	4,900	341,305
Rohm Co. Ltd.	4,400	1,251,898
Sakura Bank Ltd.	151,000	1,123,971
Sankyo Co. Ltd.	17,000	393,644
Sanrio Co. Ltd.	3,000	69,888
Sanwa Shutter Corp.	1,000	3,056
Sanyo Electric Co. Ltd.	69,000	585,404
Sapporo Breweries Ltd.	1,000	3,366
Secom Co. Ltd.	9,000	655,573
Sega Enterprises (a)	4,700	53,975
Seiyu Ltd. (a)	13,000	51,308
Sekisui Chemical Co. Ltd.	20,000	69,935
Sekisui House Ltd.	26,000	263,729
Sharp Corp.	42,000	668,960
Shimamura Co. Ltd.	1,400	107,359
SHIMANO, INC.	5,000	103,356
Shimizu Construction Co. Ltd.	31,000	91,544
Shin-Etsu Chemical Co. Ltd.	16,000	785,975
Shionogi & Co. Ltd.	13,000	229,118
Shiseido Co. Ltd.	16,000	188,994
Shizuoka Bank Ltd.	29,000	241,417
Showa Denko KK (a)	39,000	54,842
Showa Shell Sekiyu K.K. Co.	16,000	78,898
Skylark Co. Ltd.	4,000	146,245
SMC Corp.	2,600	460,673
Snow Brand Milk Products Co. Ltd. (a)	12,000	45,449
Softbank Corp.	12,100	1,598,284
Sony Corp.	33,200	3,793,100
Sumitomo Bank Ltd.	115,000	1,423,081
Sumitomo Chemical Co. Ltd.	61,000	283,641
Sumitomo Corp.	39,000	340,021
Sumitomo Electric Industries Ltd.	28,000	517,109
Sumitomo Forestry Co. Ltd.	8,000	59,698
Sumitomo Heavy Industries Ltd.	25,000	61,873
Sumitomo Marine and Fire Insurance Co. Ltd.	24,000	144,220
Sumitomo Metal Industries Ltd.	132,000	79,198
Sumitomo Metal Mining Co. Ltd.	23,000	126,137
Sumitomo Osaka Cement Co. Ltd.	17,000	82,872
Taiheiyo Cement Corp.	38,000	61,273
Taisei Corp.	41,000	59,961
Taisho Pharmaceutical Co. Ltd.	13,000	393,644
Taiyo Yuden Co. Ltd.	4,000	230,618
Takara Shuzo Co. Ltd.	8,000	174,745
Takashimaya Co. Ltd.	13,000	88,966
Takeda Chemical Industries Ltd.	33,000	1,952,095
Takefuji Corp.	5,400	531,040
Teijin Ltd.	33,000	122,509
Teikoku Oil Co. Ltd.	12,000	42,636
Terumo Corp.	8,000	221,243
Tobu Railway Co. Ltd.	33,000	98,378
Toda Corp.	13,000	54,842
Toei Co. Ltd.	4,000	33,336
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Toho Co. Ltd.	700	$ 111,887
Tohoku Electric Power Co., Inc.	18,900	270,203
Tokai Bank Ltd.	84,000	425,237
Tokio Marine & Fire Insurance Co. Ltd.	57,000	578,710
Tokyo Broadcasting System, Inc.	3,000	107,434
Tokyo Dome Corp.	1,000	4,828
Tokyo Electric Power Co.	49,400	1,104,519
Tokyo Electron Ltd.	6,400	898,772
Tokyo Gas Co. Ltd.	94,000	241,455
Tokyo Style Co. Ltd.	3,000	26,746
Tokyu Corp.	40,000	208,868
Toppan Printing Co. Ltd.	26,000	253,980
Toray Industries, Inc.	51,000	186,463
Toshiba Corp.	118,000	1,160,420
Tosoh Corp.	23,000	84,091
Tostem Corp.	8,000	116,171
Toto Ltd.	14,000	109,459
Toyo Information System Co. Ltd.	2,000	120,559
Toyo Seikan Kaisha Ltd.	9,000	154,401
Toyobo Co. Ltd.	29,000	53,014
Toyota Motor Corp.	136,700	5,946,264
Trans Cosmos, Inc.	900	127,487
Tsubakimoto Chain Co.	8,000	32,249
Ube Industries Ltd.	19,000	45,777
Uni-Charm Corp	2,700	140,480
Uny Co. Ltd.	7,000	74,613
Wacoal Corp. (a)	6,000	50,680
World Co. Ltd.	2,000	60,936
Yakult Honsha Co. Ltd.	7,000	70,873
Yamaha Corp.	9,000	79,057
Yamaichi Securities Co. Ltd. (a)	3,000	0
Yamanouchi Pharmaceutical Co. Ltd.	13,000	643,480
Yamato Transport Co. Ltd.	17,000	370,535
Yamazaki Baking Co.	9,000	72,898
Yokogawa Electric Corp.	4,000	41,286
TOTAL JAPAN		90,990,249
Netherlands - 5.9%
ABN AMRO Holding NV	58,363	1,451,219
Aegon NV	52,677	2,053,634
Akzo Nobel NV (a)	11,219	496,259
ASM Lithography Holding NV (a)	16,692	630,436
Buhrmann NV	3,225	91,504
Elsevier NV	25,531	308,804
Getronics NV (a)	13,368	167,625
Hagemeyer NV	4,310	123,360
Heineken NV	12,510	635,464
IHC Caland NV	1,044	54,237
ING Groep NV (Certificaten Van Aandelen)	37,846	2,534,129
KLM Royal Dutch Airlines NV	1,179	29,473
Koninklijke Ahold NV	28,202	796,925
Koninklijke KPN NV	37,593	1,001,868

	Shares	Value (Note 1)
Koninklijke Nedlloyd NV (a)	600	$ 11,221
Koninklijke Philips Electronics NV	50,275	2,446,640
Oce NV	1,968	29,274
Royal Dutch Petroleum Co. (Hague Registry)	83,680	5,120,170
STMicroelectronics NV	32,578	1,996,232
Stork NV	86	932
TNT Post Group NV	18,688	436,638
Unilever NV (Certificaten Van Aandelen) (a)	22,564	1,068,023
Vedior NV	2,532	33,166
Vopak NV	1,350	28,533
Wolters Kluwer NV (Certificaten Van Aandelen)	9,881	200,066
TOTAL NETHERLANDS		21,745,832
New Zealand - 0.1%
Auckland International Airport Ltd.	13,915	17,606
Brierley Investments Ltd.	65,616	12,060
Carter Holt Harvey Ltd.	70,392	55,364
Contact Energy Ltd.	25,284	27,884
Fisher & Paykel Industries Ltd.	4,114	13,101
Fletcher Challenge Ltd.:
Building Division	11,910	11,302
Energy Division	15,694	60,040
Forestry Division	29,679	10,656
Telecom Corp. of New Zealand Ltd.	72,952	203,004
Warehouse Group Ltd. (The)	9,551	24,251
TOTAL NEW ZEALAND		435,268
Norway - 0.4%
Bergesen dy ASA:
(A Shares)	2,500	55,025
(B Shares)	800	16,111
Christiania Bank Og Kreditkasse	22,550	118,127
DNB Holding ASA	31,850	144,411
Elkem AS (a)	2,400	42,260
Hafslund ASA Series A	1,750	8,667
Kvaerner ASA (a)	3,462	46,291
Merkantildata ASA (a)(c)	8,750	56,332
Norsk Hydro AS (a)	10,900	467,827
Norske Skogindustrier AS Class A	1,600	56,170
Orkla-Borregaard AS	8,971	159,444
Petroleum Geo-Services ASA (a)	4,600	87,579
SAS Norge ASA (B Shares)	1,300	11,159
Schibsted AS (B Shares)	3,200	67,967
Smedvig ASA Series A	800	16,111
Storebrand ASA (A Shares)	12,150	86,244
Tomra Systems AS	3,700	109,941
TOTAL NORWAY		1,549,666
Portugal - 0.5%
Banco Comercial Portuges SA (a)	79,759	415,064
Banco Espirito Santo SA (BES) (Reg.)	5,275	85,679
Banco Espirito Santo SA (BES) (a)	2,492	40,476
Common Stocks - continued
	Shares	Value (Note 1)
Portugal - continued
BPI-SGPS SA	18,790	$ 66,746
Brisa Auto-Estradas de Portugal Sarl	11,703	96,861
Cimpor-Cimentos de Portugal SGPS SA	5,249	111,920
Electricidade de Portugal SA	117,314	380,260
Jeronimo Martins SGPS SA	2,627	37,466
Portucel Industrial Empresa Produtora de Celulosa SA	2,285	14,407
Portugal Telecom SA	40,653	423,114
Sonae SGPS SA (a)	43,684	67,501
Sonae SGPS SA New (a)	55,902	81,912
TOTAL PORTUGAL		1,821,406
Singapore - 1.0%
Chartered Semiconductor Manufacturing Ltd.	44,000	368,137
City Developments Ltd.	31,000	154,000
Creative Technology Ltd.	4,000	86,921
Cycle & Carriage Ltd.	6,000	13,247
DBS Group Holdings Ltd.	52,327	632,387
DBS Land Ltd.	54,000	87,223
Fraser & Neave Ltd.	9,000	33,467
Hotel Properties Ltd.	11,000	9,523
Keppel Corp. Ltd.	31,000	70,246
Natsteel Electronics Ltd.	20,000	66,818
Neptune Orient Lines Ltd. (a)	55,000	60,078
Oversea-Chinese Banking Corp. Ltd.	50,824	351,406
Overseas Union Enterprises Ltd.	4,000	11,388
Parkway Holdings Ltd.	11,000	27,994
Sembcorp Industries Ltd.	65,969	70,526
Singapore Airlines Ltd.	48,000	462,960
Singapore Press Holdings Ltd.	14,048	226,094
Singapore Technologies Engineering Ltd.	116,000	156,365
Singapore Telecommunications Ltd.	244,000	402,626
United Industrial Corp. Ltd.	71,000	33,827
United Overseas Bank Ltd.	38,616	302,897
United Overseas Land Ltd.	28,000	26,355
Venture Manufacturing Singapore Ltd.	9,000	115,043
TOTAL SINGAPORE		3,769,528
Spain - 2.3%
Acerinox SA (Reg. D)	2,218	65,000
Actividades de Construccion y Servicios SA (ACS)	2,213	54,536
Aguas de Barcelona SA	4,196	52,540
Altadis SA:
(Spain)	10,396	149,100
(France) (a)	418	6,121
Autopistas Concesionaria Espanola SA	10,165	78,535
Azucarera Ebro Agricolas SA	1,950	22,685
Banco Bilbao Vizcaya Argentaria SA	96,626	1,433,864
Banco Santander Central Hispano SA	137,067	1,472,840
Corporacion Financiera Alba SA	2,422	60,654
Corporacion Mapfre Compania Internacional de Reaseguros SA (Reg.)	2,594	41,234

	Shares	Value (Note 1)
Cortefiel SA	1,628	$ 32,920
Endesa SA	33,151	646,202
Fomento Construcciones y Contratas SA (FOCSA)	4,415	70,573
Gas Natural SDG SA Series E	13,160	213,283
Grupo Dragados SA	4,032	33,658
Iberdrola SA	28,802	331,230
Metrovacesa SA	1,900	30,203
Portland Valderrivas SA	543	10,339
Repsol SA	37,178	736,255
Sol Melia SA	5,167	52,768
Telefonica SA (a)	130,210	2,497,673
TelePizza SA (a)	7,620	39,519
Union Electrica Fenosa SA	8,801	163,427
Vallehermoso SA	1,549	9,904
Zardoya Otis SA	4,767	37,507
TOTAL SPAIN		8,342,570
Sweden - 3.4%
ABB Ltd.	1,006	112,026
Assi Doman AB	3,800	57,429
Atlas Copco AB:
(A Shares)	5,585	115,501
(B Shares)	1,885	36,984
Drott AB (B Shares)	3,700	41,202
Electrolux AB (B Shares)	14,900	184,885
Forenings Sparbanken AB (A Shares)	20,950	312,169
Gambro AB:
(A Shares)	10,700	88,513
(B Shares)	1,400	11,730
Hennes & Mauritz AB (H&M) (B Shares)	33,000	579,218
Netcom AB (B Shares) (a)	4,300	227,105
Nordic Baltic Holding AB	118,178	820,933
OM Gruppen AB	3,500	175,574
Sandvik AB	10,400	227,211
SAPA AB	900	13,124
Securitas AB (B Shares)	14,200	316,255
Skandia Foersaekrings AB	40,600	822,411
Skandinaviska Enskilda Banken (A Shares)	27,880	334,119
Skanska AB (B Shares)	4,700	161,002
SKF AB:
(A Shares)	400	5,430
(B Shares) (a)	2,600	37,777
SSAB Swedish Steel (A Shares)	2,800	24,053
Svenska Cellulosa AB (SCA) (B Shares)	9,600	182,244
Svenska Handelsbanken AB (A Shares)	25,600	423,540
Swedish Match Co. (a)	11,608	37,548
Telefonaktiebolaget LM Ericsson (B Shares)	305,500	6,262,750
Telia AB (a)	58,700	420,215
Trelleborg AB (B Shares)	1,200	8,209
Volvo AB:
(A Shares)	5,040	80,712
Common Stocks - continued
	Shares	Value (Note 1)
Sweden - continued
Volvo AB: - continued
(B Shares) (a)	12,560	$ 208,465
WM-Data AB (B Shares)	16,200	91,059
TOTAL SWEDEN		12,419,393
Switzerland - 5.9%
ABB Ltd. (Reg.)	10,772	1,206,791
Adecco SA	690	529,214
Alusuisse Group AG (Reg.) (a)	240	159,393
Credit Suisse Group (Reg.)	10,730	2,243,893
Georg Fischer AG (Reg.)	170	50,396
Givaudan AG (a)	271	72,553
Holderbank Financiere Glarus AG:
(Bearer)	221	261,173
(Reg.)	412	130,422
Jelmoli Holding AG	10	12,628
Kuoni Reisen Holding AG Class B (Reg.)	120	53,981
Lonza Group AG	250	121,797
Nestle SA (Reg.)	1,545	3,332,144
Novartis AG (Reg.)	2,820	4,267,425
Roche Holding AG	63	631,593
Roche Holding AG participation certificates	275	2,464,667
SAirGroup (Reg.)	300	46,449
Schindler Holding AG (a)	30	51,499
SGS Societe Generale de Surveillance Holding SA:
(Bearer)	45	90,486
(Reg.)	30	12,065
Sika Finanz AG	50	14,822
Sulzer AG (Reg.) (a)	160	116,282
Swiss Reinsurance Co. (Reg.) (a)	565	1,160,772
Swisscom AG	2,910	825,888
The Swatch Group AG:
(Bearer)	145	206,179
(Reg.)	600	173,044
UBS AG	16,752	2,439,752
Valora Holding AG	180	44,778
Zurich Allied AG (Reg.)	1,900	979,145
TOTAL SWITZERLAND		21,699,231
United Kingdom - 19.1%
3i Group PLC	22,355	550,499
Abbey National PLC	52,990	640,543
Airtours PLC	20,382	81,535
Allied Zurich PLC	58,337	713,210
AMEC PLC	10,281	41,862
Amvescap PLC	25,444	542,114
Anglian Water PLC	8,512	68,965
ARM Holdings PLC (a)	36,869	491,629
AstraZeneca Group PLC:
(Sweden)	4,994	224,566
(United Kingdom)	59,504	2,711,151

	Shares	Value (Note 1)
BAA PLC	39,477	$ 314,699
BAE SYSTEMS PLC	107,544	668,701
Barclays PLC	54,368	1,355,377
Barratt Developments PLC	9,121	29,481
Bass PLC	33,136	322,744
BBA Group PLC	18,009	131,033
Berkeley Group PLC	5,445	44,432
BG Group PLC	125,123	778,006
Blue Circle Industries PLC	27,070	154,979
BOC Group PLC	18,035	261,661
Boots Co. PLC	33,231	244,678
BP Amoco PLC	822,143	7,570,562
British Airways PLC	40,529	191,061
British American Tobacco PLC	80,232	515,157
British Land Co. PLC	21,149	130,890
British Sky Broadcasting Group PLC (a)	66,791	1,085,205
British Telecommunications PLC	238,836	3,051,129
Bunzl PLC	17,193	96,189
Cadbury Schweppes PLC	71,227	408,816
Canary Wharf Group PLC (a)	26,838	194,339
Capita Group PLC	24,162	182,982
Caradon PLC	9,387	24,082
Carlton Communications PLC	22,743	247,228
Celltech Group PLC (a)	9,895	209,390
Centrica PLC	149,278	486,818
CGNU PLC	82,158	1,262,246
Coats Viyella PLC	15,458	11,252
Corus Group PLC	112,688	116,209
Diageo PLC	125,916	1,073,116
Dixons Group PLC	72,781	251,854
Eidos PLC	2,324	16,674
Electrocomponents PLC	13,637	160,100
EMI Group PLC	28,812	266,847
Exel PLC	10,883	185,342
FKI PLC	23,506	78,360
GKN PLC	27,282	353,906
Glaxo Wellcome PLC	133,027	3,828,682
Granada Compass PLC (a)	76,873	945,396
Great Universal Stores PLC Class A	34,401	243,321
Halifax Group PLC	79,777	622,083
Hammerson PLC	10,345	65,224
Hanson PLC	27,425	162,179
Hays PLC	65,418	382,112
Hilton Group PLC	55,653	175,846
HSBC Holdings PLC (Reg.)	333,077	4,825,455
IMI PLC	5,814	19,382
Imperial Chemical Industries PLC	27,036	184,605
Invensys PLC	130,702	509,592
J. Sainsbury PLC	66,811	345,704
Jarvis PLC	1,041	2,674
Johnson Matthey PLC	8,588	128,209
Kingfisher PLC	51,122	370,481
Land Securities PLC	20,030	239,074
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
LASMO PLC	37,997	$ 83,711
Legal & General Group PLC	180,922	464,144
Lloyds TSB Group PLC	198,198	1,861,498
Logica PLC	14,722	459,835
London Bridge Software Holdings PLC	4,635	63,821
Marconi PLC	100,249	1,775,577
Marks & Spencer PLC	100,210	301,382
Misys PLC	22,319	258,308
National Grid Group PLC	55,381	452,718
National Power PLC (c)	40,559	276,883
Nycomed Amersham PLC	23,542	210,361
Pearson PLC	23,005	663,535
Pearson PLC rights 9/30/00 (a)	6,274	90,026
Peninsular & Oriental Steam Navigation Co.	23,059	206,212
Pilkington PLC	30,267	40,140
Provident Financial Group PLC	5,546	66,638
Prudential Corp. PLC	70,758	925,061
Psion PLC	14,867	189,624
Railtrack PLC Class L	19,597	279,494
Rank Group PLC Class L	2,483	6,046
Reed International PLC	39,673	339,262
Rentokil Initial PLC	81,624	190,472
Reuters Group PLC	52,186	1,044,264
Rexam PLC	17,415	70,676
Rio Tinto PLC (Reg.)	39,117	623,091
Rmc Group PLC	10,643	99,497
Royal Bank of Scotland Group PLC	93,312	1,682,465
Sage Group PLC	48,461	446,371
Schroders PLC	11,083	232,120
Scottish Power UK PLC	64,608	491,625
Sema Group PLC	17,079	319,330
Slough Estates PLC	16,855	95,227
Smith & Nephew PLC	36,384	148,976
SmithKline Beecham PLC	205,212	2,680,582
Smiths Industries PLC	10,442	136,212
Stagecoach Holdings PLC	45,503	48,805
Tate & Lyle PLC	18,807	69,510
Taylor Woodrow PLC	15,225	35,950
Tesco PLC	250,768	787,806
Thames Water PLC	12,991	157,223
TI Group PLC	18,171	92,180
Unigate PLC	800	2,841
Unilever PLC	108,110	689,201
United Utilities PLC	17,824	165,338
Vodafone Group PLC	2,233,469	9,143,249
Williams PLC Class L	24,200	135,041

	Shares	Value (Note 1)
Wolseley PLC	23,753	$ 131,169
WPP Group PLC	28,891	409,534
TOTAL UNITED KINGDOM		70,734,669
TOTAL COMMON STOCKS (Cost $338,710,011)		344,899,353
Nonconvertible Preferred Stocks - 0.7%

Australia - 0.2%
News Corp. Ltd. (ltd. vtg.)	80,145	869,381
Germany - 0.4%
MAN AG	1,450	28,973
RWE AG (non-vtg.)	1,850	55,333
SAP AG (a)	4,750	1,219,563
Volkswagen AG	2,600	66,982
TOTAL GERMANY		1,370,851
Italy - 0.1%
Fiat Spa	3,723	56,457
Fiat Spa (savings share)	996	13,209
Telecom Italia Mobile Spa	49,092	246,493
Telecom Italia Spa Risp	25,107	148,716
TOTAL ITALY		464,875
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,330,471)		2,705,107
Nonconvertible Bonds - 0.0%
Moody's Ratings (unaudited)			Principal Amount (e)
Australia - 0.0%
AMP Insurance Investment Holdings Pty Ltd. 7% 9/30/02 (Cost $0)	-	AUD	2,266	0
Government Obligations - 4.9%

United States of America - 4.9%
U.S. Treasury Bills, yield at date of purchase 5.87% to 6.18% 9/28/00 to 11/16/00 (d) (Cost $18,267,448)			18,461,000	18,266,024
Cash Equivalents - 7.0%
	Shares	Value (Note 1)
Bankers Trust Institutional Daily Asset Fund, 6.6883% (b) (Cost $25,669,318)	25,669,318	$ 25,669,318
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $384,977,248)		391,539,802
NET OTHER ASSETS - (5.9)%		(21,659,602)
NET ASSETS - 100%		$ 369,880,200
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
11 All Ordinary Index Contracts (Australia)	Oct. 2000	$ 533,930	$ (6,842)
41 CAC 40 Index Contracts (France)	Oct. 2000	2,534,119	26,086
13 DAX 30 Index Contracts (Germany)	Sept. 2000	2,212,581	53,900
52 FTSE 100 Index Contracts (United Kingdom)	Sept. 2000	5,231,496	164,148
12 Hang Seng Stock Index Contracts (Hong Kong)	Oct. 2000	1,320,008	(9,667)
24 IBEX 35 Index Contracts (Spain)	Sept. 2000	2,385,439	(75,384)
13 MIB 30 Index Contracts (Italy)	Sept. 2000	2,958,423	38,275
1 Nikkei 225 Index Contracts (Japan)	Sept. 2000	85,100	4,894
14 Nikkei 300 Index Contracts (Japan)	Sept. 2000	389,722	(5,737)
37 Topix Index Contracts (Japan)	Sept. 2000	5,238,573	(230,198)
		$ 22,889,391	$ (40,525)
The face value of futures purchased as a percentage of net assets - 6.2%
Forward Foreign Currency Contracts
	Settlement Dates	Value (Note 1)	Unrealized Gain/ (Loss)
Contracts to Buy
5,587,121 EUR	Sept. 2000	$ 4,965,348	$ (73,475)
2,414,701 GBP	Sept. 2000	3,500,743	(117,327)
525,745,022 JPY	Sept. 2000	4,940,583	56,283
TOTAL CONTRACTS TO BUY (Payable amount $13,541,193)		$ 13,406,674	$ (134,519)
The value of contracts to buy as a percentage of net assets - 3.6%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $333,215 or 0.1% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,621,724.
(e) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $145,797,059 and $3,951,731, respectively.
The market value of futures contracts opened and closed during the period amounted to $73,568,214 and $82,693,624, respectively.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $26,485,226. The fund received cash collateral of $25,669,318 which was invested in the Bankers Trust Institutional Daily Asset Fund. The fund also received non-cash collateral of $2,128,186 which represents U.S. Treasury obligations.

Income Tax Information

At August 31, 2000, the aggregate cost of investment securities for income tax purposes was $385,065,721. Net unrealized appreciation aggregated $6,474,081, of which $40,015,887 related to appreciated investment securities and $33,541,806 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund
Financial Statements

Statement of Assets and Liabilities

	August 31, 2000 (Unaudited)
Assets
Investment in securities, at value (cost $384,977,248) - See accompanying schedule		$ 391,539,802
Cash		1,773
Foreign currency held at value (cost $4,137,550)		4,061,528
Receivable for investments sold		1,425,184
Unrealized appreciation on foreign currency contracts		58,424
Receivable for fund shares sold		1,128,431
Dividends receivable		662,024
Interest receivable		60
Redemption fees receivable		459
Receivable for daily variation on futures contracts		70,148
Other receivables		13,398
Total assets		398,961,231
Liabilities
Payable for investments purchased	$ 2,544,894
Unrealized depreciation on foreign currency contracts	192,943
Payable for fund shares redeemed	515,484
Accrued management fee	58,643
Other payables and accrued expenses	99,749
Collateral on securities loaned, at value	25,669,318
Total liabilities		29,081,031
Net Assets		$ 369,880,200
Net Assets consist of:
Paid in capital		$ 360,461,484
Undistributed net investment income		3,210,484
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(78,411)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,286,643
Net Assets, for 10,646,642 shares outstanding		$ 369,880,200
Net Asset Value, offering price and redemption price per share ($369,880,200 ÷ 10,646,642 shares)		$34.74

Statement of Operations

	Six months ended August 31, 2000 (Unaudited)
Investment Income Dividends		$ 3,357,754
Interest		636,921
Security lending		98,830
		4,093,505
Less foreign taxes withheld		(398,236)
Total income		3,695,269
Expenses
Management fee and sub-advisory fees	$ 531,075
Transfer agent fees	199,102
Accounting fees	94,764
Non-interested trustees' compensation	460
Registration fees	58,879
Audit	13,958
Legal	585
Miscellaneous	2,091
Total expenses before reductions	900,914
Expense reductions	(340,826)	560,088
Net investment income		3,135,181
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(319,156)
Foreign currency transactions	(792,408)
Futures contracts	1,304,580	193,016
Change in net unrealized appreciation (depreciation) on:
Investment securities	(15,822,411)
Assets and liabilities in foreign currencies	94,162
Futures contracts	(1,596,618)	(17,324,867)
Net gain (loss)		(17,131,851)
Net increase (decrease) in net assets resulting from operations		$ (13,996,670)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended August 31, 2000 (Unaudited)	Year ended February 29, 2000
Operations Net investment income	$ 3,135,181	$ 1,562,669
Net realized gain (loss)	193,016	1,140,136
Change in net unrealized appreciation (depreciation)	(17,324,867)	20,437,260
Net increase (decrease) in net assets resulting from operations	(13,996,670)	23,140,065
Distributions to shareholders From net investment income	-	(535,652)
From net realized gain	(528,396)	(1,178,572)
In excess of net realized gain	(78,411)	-
Total distributions	(606,807)	(1,714,224)
Share transactions Net proceeds from sales of shares	163,104,497	226,314,449
Reinvestment of distributions	571,157	1,602,355
Cost of shares redeemed	(34,213,456)	(37,729,643)
Net increase (decrease) in net assets resulting from share transactions	129,462,198	190,187,161
Trading fees	54,504	177,921
Total increase (decrease) in net assets	114,913,225	211,790,923
Net Assets
Beginning of period	254,966,975	43,176,052
End of period (including undistributed net investment income of $3,210,484 and $75,303, respectively)	$ 369,880,200	$ 254,966,975
Other Information Shares
Sold	4,558,074	6,643,083
Issued in reinvestment of distributions	15,407	45,094
Redeemed	(958,414)	(1,153,839)
Net increase (decrease)	3,615,067	5,534,338

Financial Highlights

	Six months ended August 31, 2000	Years ended February 28,
Selected Per-Share Data	(Unaudited)	2000 G	1999	1998 E
Net asset value, beginning of period	$ 36.26	$ 28.84	$ 27.64	$ 25.00
Income from Investment Operations
Net investment income D	.35	.49	.46	.11
Net realized and unrealized gain (loss)	(1.80)	7.25	1.08	2.29
Total from investment operations	(1.45)	7.74	1.54	2.40
Less Distributions
From net investment income	-	(.12)	(.48)	(.06)
From net realized gain	(.07)	(.26)	(.09)	-
In excess of net realized gain	(.01)	-	(.04)	-
Total distributions	(.08)	(.38)	(.61)	(.06)
Trading fees added to paid in capital	.01	.06	.27	.30
Net asset value, end of period	$ 34.74	$ 36.26	$ 28.84	$ 27.64
Total Return B, C	(3.99)%	27.08%	6.58%	10.83%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 369,880	$ 254,967	$ 43,176	$ 24,686
Ratio of expenses to average net assets	.35% A, F	.35% F	.36% F	.35% A, F
Ratio of net investment income to average net assets	1.96% A	1.48%	1.62%	1.43% A
Portfolio turnover rate	3% A	3%	2%	2% A

A Annualized B The total returns would have been lower had certain expenses not been reduced during the periods shown. C Total for periods of less than one year are not annualized. D Net investment income per share has been calculated based on average shares outstanding during the period. E For the period November 5, 1997 (commencement of operations) to February 28, 1998. F FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher. G For the year ended February 29

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2000 (Unaudited)

1. Significant Accounting Policies.

The Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (the funds) are funds of Fidelity Concord Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation:

Spartan Total Market Index and Spartan Extended Market Index Funds. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Spartan International Index Fund. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Foreign Currency Translation. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon each fund's understanding of the tax rules and regulations that exist in the markets in which they invest. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. Each fund accrues such taxes as applicable. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends and losses deferred due to wash sales. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the funds less than 90 days are subject to a short-term trading fee equal to 0.50%, 0.75% and 1.00% of the amount invested in Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively. This fee, which is retained by the fund, is accounted for as an addition to paid in capital. Shares purchased through April 28, 1999 were subject to a purchase fee, but will not be subject to a short-term trading fee.

Spartan Extended Market Index and Spartan International Index also receive their allocable share of short-term trading fees attributable to redemptions from the Fidelity Four-in-One Index Fund. For the period these fees total $7,770 and $10,361, respectively.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Forward Foreign Currency Contracts. The Spartan International Index fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the fund's currency exposure. Contracts to sell generally are used to hedge the fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the fund has committed to buy or sell is shown in the schedule of investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the schedule of investments under the caption "Forward Foreign Currency Contracts."

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities (other than short-term securities) and the market value of future contracts opened and closed is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As each fund's investment adviser, Fidelity Management & Research Company (FMR) receives a fee that is computed daily at an annual rate of .24%, .24% and .34% of the Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index funds' average net assets, respectively.

Sub-Adviser and Security Lending Fees. FMR and each of the funds have entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee for providing investment management and custodial services to each of the funds. For providing these services to Spartan Extended Market Index and Spartan Total Market Index, FMR pays Bankers Trust fees at an annual rate of 0.0125% of the average net assets of each fund. For providing these services to Spartan International Index, FMR pays Bankers Trust fees at an annual rate of 0.0650% of the average net assets of the fund, plus fees of up to $200,000 annually.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser and Security Lending Fees - continued

Under a separate securities lending agreement with Bankers Trust, each fund receives at least 70% of net income from its securities lending program. Bankers Trust retains no more than 30% of net income under the agreement. For the period, Bankers Trust retained the following amounts:

Amount
Spartan Total Market Index	$81,418
Spartan Extended Market Index	$132,251
Spartan International Index	$42,357

In March 1999, Bankers Trust announced that it had reached an agreement with the U.S. Attorney's Office to resolve an investigation concerning inappropriate transfers of unclaimed funds and related recordkeeping problems that occurred between 1994 and 1996. As a result of the plea, absent an order from the Securities and Exchange Commission (SEC), Bankers Trust would not have been able to provide investment advisory services of the funds. The SEC previously granted a temporary order to permit Bankers Trust and its affiliates to provide investment advisory services to registered investment companies. On July 10, 2000, the SEC granted Bankers Trust a permanent order.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .12%, .13% and .12% of the average net assets of Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively.

Accounting Fees. FSC maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. Spartan Total Market Index and Spartan Extended Market Index placed a portion of their portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's schedule of investments.

5. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Information regarding the value of securities loaned and the value of collateral at period end is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and sub-advisory fees paid by the fund associated with securities lending) above the following annual rate of average net assets for each of the following funds:

	FMR
	Expense
	Limitations	Reimbursement
Spartan Total Market Index	.25%	$792,981
Spartan Extended Market Index	.25%	$483,428
Spartan International Index	.35%	$340,826

In addition, through arrangements with the funds' custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the funds' custodian and transfer agent fees were reduced by $2,895, $2,062 and $4,692, $3,572 respectively, for Spartan Extended Market Index and Spartan Total Market Index under these arrangements.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+x®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP61

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

950 Northgate Drive
San Rafael, CA

8 Montgomery Street
San Francisco, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Bankers Trust Company

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bankers Trust Company
New York, NY

* Independent trustees

Fidelity's Index Funds

Spartan Extended Market Index Fund

Spartan International Index Fund

Spartan 500 Index Fund

Spartan Total Market Index Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SIF-SANN-1000	112812
1.707985.102

(Recycle graphic)   Printed on Recycled Paper

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity ®

U.S. Bond Index
Fund

Semiannual Report

August 31, 2000

(2 Fidelity logo Graphics)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients (800) 962-1375
"Not For Profit" Clients (800) 343-0860
Financial and Other Institutions
Nationwide (800) 843-3001
Other Investors (800) 544-8888

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributions Corporation is a bank.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A slowing U.S. economy triggered an equity market rally during the later stages of summer, boosting most major stock indexes back into positive territory for calendar year 2000. One notable exception, however, was the Dow Jones Industrial Average, which posted a negative return during that timeframe. Fixed-income markets - particularly Treasuries - continued their yearlong trend of strong performance, as nearly every bond sector outperformed the stock market on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended August 31, 2000	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity US Bond Index	5.25%	7.24%	36.62%	118.59%
LB Aggregate Bond	5.53%	7.56%	37.27%	117.24%
Intermediate US Government Funds	4.74%	6.11%	30.09%	91.42%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 127 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended August 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity US Bond Index	7.24%	6.44%	8.13%
LB Aggregate Bond	7.56%	6.54%	8.07%
Intermediate US Government Funds	6.11%	5.39%	6.68%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

Performance - continued

$100,000 Over 10 Years

$100,000 Over 10 Years: Let's say hypothetically that $100,000 was invested in Fidelity U.S. Bond Index Fund on August 31, 1990. As the chart shows, by August 31, 2000, the value of the investment would have grown to $218,595 - a 118.59% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 would have grown to $217,240 - a 117.24% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Performance - continued

Dividends and Yield

Periods ended August 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	6.03¢	35.45¢	69.71¢
Annualized dividend rate	6.88%	6.89%	6.81%
30-day annualized yield	6.91%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.32 over the past one month, $10.20 over the past six months and $10.23 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses during the period shown, the yield would have been 6.75%.

Semiannual Report

Fund Talk: The Manager's Overview

An interview with Thomas Silvia, Portfolio Manager of Fidelity U.S. Bond Index Fund(Portfolio Manager photograph)

Q. How did the fund perform, Tom?

A. For the six-month period that ended August 31, 2000, the fund had a total return of 5.25%. To get a sense of how the fund did relative to its competitors, the intermediate U.S. government funds average returned 4.74% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Aggregate Bond Index returned 5.53%. For the 12-month period that ended August 31, 2000, the fund had a total return of 7.24%. In comparison, the U.S. government funds average returned 6.11% and the Lehman Brothers index returned 7.56% for the same 12-month period.

Q. The overall performance of the bond market steadily improved during the past six months. Can you tell us what was behind investors' renewed optimism about fixed-income investments?

A. Sure. Probably the main reason for the market's better performance over the past six months was anticipation that the Federal Reserve Board might be finished raising interest rates in light of indications that the U.S. economy was slowing. Another reason was that there was a shrinking supply of U.S. Treasury securities due to the growing federal budget surplus. To cut financing costs, the U.S. Treasury Department scaled back its auctions of new Treasury securities and bought back billions of dollars of outstanding debt. While Treasury securities benefited the most from these actions, agency, mortgage, corporate and other types of bonds were boosted as well. Additionally, investors who were concerned about rising volatility in the equity markets increasingly sought out the relative stability of fixed-income investments.

Q. Given that backdrop, how did each of the segments of the Lehman Brothers Aggregate Bond Index perform over the past six months?

A. For the six-month period that ended August 31, 2000, mortgage-backed securities, at about 35% of the index, returned 5.61%; corporate securities, which accounted for nearly 24% of the index, returned 4.68%; agency securities, at about 10% of the index, returned 5.07%; and asset-backed securities, at less than 2% of the index, returned 1.59%. Those returns compared to the 6.14% return of U.S. Treasury securities, which made up about 29% of the index.

Q. Which holdings helped the fund's performance?

A. The fund benefited from its slight overweighting - compared to the Lehman Brothers Aggregate Bond Index - in callable long-term Treasury securities. Because of the government's cutback on the size and frequency of new bond offerings as well as the buyback programs it instituted, longer-term securities started trading on expectations about supply and demand rather than on interest-rate hikes. Anticipating a scarcity of longer-term securities, investors pushed the yields lower and the prices higher even as short-term interest rates and Treasury yields rose. Since many of our long-term Treasury holdings were callable - meaning they carried a covenant that allows the government to buy them back before they mature - the strong demand for them made them among the market's best performers. The fund's performance also was helped by security selection within the Yankee bonds, which are bonds issued by foreign governments or corporations but denominated in U.S. dollars. In particular, we saw strong performance from some of our Yankee holdings in banks such as NatWest, Bank of Tokyo, Norbanken and others.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Which holdings detracted from the fund's performance?

A. Two of our corporate holdings performed particularly poorly. Rite Aid fell in response to the difficulty it encountered in financing its operations and because of accounting irregularities. Holdings in Finova suffered when the company received a credit rating downgrade and questions arose about its long-term profitability.

Q. What's your approach to managing the fund?

A. The fund is designed to produce returns that are in line with the Lehman Brothers Aggregate Bond Index. Since the index is made up of about 6000 individual securities, it would be quite expensive to own everything it contains. So instead, I use a process known as stratified sampling. By that I mean that I assemble a portfolio that replicates the characteristics of the index - including credit quality, maturity, sector and others - by investing in representative securities. Here's how the process works: I manage the fund's allocation to various market sectors to approximate that of the index. I start by determining what portion of securities in the index are Treasuries, mortgages, agencies, corporates and so on. After that, I identify bonds that give the fund the same sector breakdown as the index. I repeat this process with the other characteristics of the index. Then I choose individual securities - based on Fidelity's research - that have the same characteristics I'm looking for but that have the potential to outperform other securities with similar characteristics.

Q. What's your outlook?

A. As I mentioned at the beginning of this discussion, investors appear to be quite hopeful that the Federal Reserve Board has completed its 15-month long campaign to slow the economy and subdue inflation. Whether or not that is the case remains to be seen. That being said, it's probably unlikely that the Fed would raise

Semiannual Report

Fund Talk: The Manager's Overview - continued

interest rates before the November presidential election. But no matter what the direction of interest rates, I'll continue to attempt to keep the fund's performance on track with the Lehman Brothers Aggregate Bond Index.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to provide returns consistent with those of the Lehman Brothers Aggregate Bond Index

Start date: March 8, 1990

Size: as of August 31, 2000, more than $1.7 billion

Manager: Thomas Silvia, since 1998; manager, various other Fidelity and Spartan bond funds; joined Fidelity in 1993

3

Tom Silvia on the role of agency securities and recent developments in that marketplace:

"Fannie Mae and Freddie Mac are government-sponsored enterprises (GSEs) and, as such, enjoy certain benefits, including a $4.5 billion line of credit from the U.S. Treasury. They purchase home loans from originators such as banks, thrifts and mortgage banks, which they hold for their own investment portfolios. They also pool home loans into mortgage securities. Whether they hold mortgages for their own portfolios or whether they package them as securities, the effect is that cash is freed up so that originators can make new loans. As a result, Fannie Mae and Freddie Mac securities make up a fast-growing share of the government debt markets at a time when the Treasury is limiting its issuance.

"Although the emergency line of credit to the U.S. Treasury has never been tapped, it carries symbolic significance because it traditionally has allowed Fannie Mae and Freddie Mac to borrow at interest rates close to the U.S. government's rate. Renewed government interest in curbing Fannie's and Freddie's line of credit and limiting how much of their securities commercial banks can own have caused their securities to perform poorly recently."

Semiannual Report

Investment Changes

Quality Diversification as of August 31, 2000
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	70.3	70.6
Aa	1.9	1.8
A	11.4	10.9
Baa	11.3	12.0
Ba and Below	0.7	0.5
Not Rated	0.7	0.8

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings. Securities rated as Ba or below were rated investment grade by other nationally recognized rating agencies or assigned an investment grade rating at the time of acquisition by Fidelity.

Average Years to Maturity as of August 31, 2000
6 months ago
Years	9.0	8.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2000
6 months ago
Years	4.8	5.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates.
If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2000 *		As of February 29, 2000 **
	Corporate Bonds 22.4%		Corporate Bonds 23.2%
	U.S. Government and Government Agency Obligations 70.0%		U.S. Government and Government Agency Obligations 70.3%
	Asset-Backed Securities 1.5%		Asset-Backed Securities 1.5%
	CMOs and Other Mortgage Related Securities 1.5%		CMOs and Other Mortgage Related Securities 2.7%
	Other Investments 1.7%		Other Investments 1.3%
	Short-Term Investments and Net Other Assets 2.9%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	5.7%	** Foreign investments	5.7%

Semiannual Report

Investments August 31, 2000

(Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.4%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
AEROSPACE & DEFENSE - 0.3%
Defense Electronics - 0.3%
Raytheon Co. 8.3% 3/1/10 (b)	Baa2	$ 5,000	$ 5,197
BASIC INDUSTRIES - 1.1%
Chemicals & Plastics - 0.2%
Praxair, Inc. 6.75% 3/1/03	A3	4,000	3,958
Paper & Forest Products - 0.9%
Abitibi-Consolidated, Inc. 8.55% 8/1/10	Baa3	2,370	2,396
Fort James Corp. 6.625% 9/15/04	Baa2	5,791	5,550
Westvaco Corp. 8.2% 1/15/30	A3	7,000	7,008
			14,954
TOTAL BASIC INDUSTRIES			18,912
CONSTRUCTION & REAL ESTATE - 0.5%
Real Estate - 0.1%
Arden Realty LP 8.875% 3/1/05	Baa3	2,180	2,195
Real Estate Investment Trusts - 0.4%
Avalonbay Communities, Inc. 6.58% 2/15/04	Baa1	2,000	1,935
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	4,600	4,347
			6,282
TOTAL CONSTRUCTION & REAL ESTATE			8,477
ENERGY - 0.9%
Oil & Gas - 0.9%
Duke Energy Field Services LLC 7.875% 8/16/10	Baa2	4,000	4,018
Oryx Energy Co. 8.125% 10/15/05	Baa1	7,935	8,153
Petro-Canada 7% 11/15/28	A3	1,920	1,754
Phillips Petroleum Co. 8.75% 5/25/10	Baa2	2,345	2,531
			16,456
FINANCE - 10.8%
Banks - 4.3%
Bank of America Corp. 7.8% 2/15/10	Aa3	4,700	4,789
Bank of Tokyo-Mitsubishi Ltd. 8.4% 4/15/10	A3	1,700	1,734
Bank One Capital III 8.75% 9/1/30	Aa3	3,300	3,296
Bank One Corp. 7.875% 8/1/10	A1	1,950	1,954
BankBoston NA 7% 9/15/07	A2	5,143	5,007
Barnett Banks, Inc. 10.875% 3/15/03	Aa3	1,020	1,107
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCE - continued
Banks - continued
Chase Manhattan Corp. 7.125% 2/1/07	A1	$ 5,000	$ 4,946
Commonwealth Bank of Australia 8.5% 6/1/10	A1	1,100	1,159
Den Danske Bank AS 6.375% 6/15/08 (b)(d)	A1	7,770	7,304
First Tennessee National Corp. 6.75% 11/15/05	A3	1,540	1,452
Kansallis-Osake-Pankki (NY Branch) yankee 10% 5/1/02	A1	3,110	3,236
Korea Development Bank 7.375% 9/17/04	Baa2	4,500	4,413
Mellon Financial Co. 6.7% 3/1/08	A2	5,000	4,777
Merita Bank Ltd. yankee 6.5% 1/15/06	A1	2,100	2,006
National Westminster Bank PLC 7.375% 10/1/09	Aa3	5,000	4,950
Nordbanken AB 7.25% 11/12/09 (d)	A1	10,000	9,953
Popular, Inc. 6.2% 4/30/01	A3	1,325	1,314
Providian National Bank:
6.25% 5/7/01	Baa3	3,390	3,354
6.75% 3/15/02	Baa3	1,310	1,290
State Street Corp. 7.65% 6/15/10	A1	5,000	5,072
Union Planters Corp. 6.75% 11/1/05	Baa2	1,500	1,427
			74,540
Credit & Other Finance - 5.5%
Ahmanson Capital Trust I 8.36% 12/1/26 (b)	A3	4,800	4,278
Aristar, Inc. 6% 5/15/02	A3	1,600	1,563
AT&T Capital Corp. 6.25% 5/15/01	A1	2,850	2,825
CIT Group, Inc. 7.375% 3/15/03	A1	1,500	1,497
Countrywide Funding Corp. 6.45% 2/27/03	A3	5,000	4,897
Edison Mission Energy Funding Corp. 6.77% 9/15/03 (b)	Baa1	3,190	3,086
Finova Capital Corp. 7.25% 11/8/04	Ba1	3,000	2,093
First Security Capital I 8.41% 12/15/26	A3	3,000	2,826
Ford Motor Credit Co.:
5.75% 2/23/04	A2	8,000	7,608
7.875% 6/15/10	A2	7,000	7,028
General Motors Acceptance Corp. 5.85% 1/14/09	A2	10,000	8,920
Household Finance Corp. 8% 5/9/05	A2	5,000	5,098
MMI Capital Trust I 7.625% 12/15/27	Ba1	9,000	8,024
PNC Funding Corp. 7.5% 11/1/09	A3	7,000	6,994
Popular North America, Inc. 7.375% 9/15/01	A3	2,540	2,535
Sears Roebuck Acceptance Corp. 6.25% 5/1/09	A3	3,000	2,649
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCE - continued
Credit & Other Finance - continued
Spear, Leeds & Kellogg LP/SLK Capital Corp. 8.25% 8/15/05 (b)	A3	$ 5,000	$ 5,021
Sprint Capital Corp. 5.7% 11/15/03	Baa1	4,000	3,805
Textron Financial Corp. 7.125% 12/9/04	A2	7,000	6,973
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	1,470	1,492
TXU Eastern Funding 6.75% 5/15/09	Baa1	1,200	1,087
U.S. West Capital Funding, Inc. 6.875% 7/15/28	Baa1	5,000	4,328
			94,627
Insurance - 0.5%
American General Corp. 7.5% 8/11/10	A2	5,000	4,986
Metropolitan Life Insurance Co. 6.3% 11/1/03 (b)	A1	3,560	3,442
			8,428
Securities Industry - 0.5%
Amvescap PLC yankee 6.375% 5/15/03	A3	4,835	4,658
Lehman Brothers Holdings 7% 5/15/03	A3	4,000	3,964
			8,622
TOTAL FINANCE			186,217
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
Tyco International Group SA:
6.875% 9/5/02	Baa1	5,150	5,109
yankee 6.375% 6/15/05	Baa1	2,255	2,164
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT			7,273
MEDIA & LEISURE - 1.9%
Broadcasting - 1.3%
British Sky Broadcasting Group PLC 7.3% 10/15/06	Baa3	3,000	2,724
Continental Cablevision, Inc. 8.3% 5/15/06	A2	5,000	5,142
Hearst-Argyle Television, Inc. 7.5% 11/15/27	Baa3	5,000	4,430
Nielsen Media Research, Inc. 7.6% 6/15/09	A3	2,270	2,238
Shaw Communications, Inc. 8.25% 4/11/10	Baa2	2,230	2,277
TCI Communications, Inc. 8.75% 8/1/15	A2	5,535	5,824
			22,635
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
MEDIA & LEISURE - continued
Publishing - 0.6%
News America, Inc. 7.3% 4/30/28	Baa3	$ 5,000	$ 4,418
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa2	6,000	6,210
			10,628
TOTAL MEDIA & LEISURE			33,263
NONDURABLES - 0.6%
Beverages - 0.2%
Diageo Capital PLC 7.25% 11/1/09	A1	4,000	3,963
Foods - 0.3%
ConAgra, Inc.:
5.5% 10/15/02	Baa1	2,400	2,298
6.7% 8/1/27	Baa1	4,000	3,713
			6,011
Tobacco - 0.1%
Philip Morris Companies, Inc. 7% 7/15/05	A2	1,015	971
TOTAL NONDURABLES			10,945
RETAIL & WHOLESALE - 0.9%
Drug Stores - 0.1%
Rite Aid Corp. 6.5% 12/15/05 (b)	Caa1	4,740	2,038
General Merchandise Stores - 0.6%
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	1,800	1,733
8.5% 6/1/10	Baa1	8,000	8,053
			9,786
Grocery Stores - 0.2%
Safeway, Inc. 7.5% 9/15/09	Baa2	3,000	2,962
TOTAL RETAIL & WHOLESALE			14,786
SERVICES - 0.3%
Leasing & Rental - 0.3%
Hertz Corp. 7.625% 8/15/07	A3	4,605	4,590
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Corning, Inc. 6.85% 3/1/29	A2	$ 2,330	$ 2,106
Computers & Office Equipment - 0.5%
Comdisco, Inc. 7.25% 9/1/02	Baa1	2,660	2,579
Compaq Computer Corp. 7.45% 8/1/02	Baa2	4,900	4,899
			7,478
TOTAL TECHNOLOGY			9,584
TRANSPORTATION - 0.9%
Air Transportation - 0.5%
Continental Airlines, Inc. pass thru trust certificates 7.42% 10/1/08	Baa1	1,332	1,307
Delta Air Lines, Inc. 7.9% 12/15/09	Baa3	7,000	6,709
			8,016
Railroads - 0.4%
Canadian National Railway Co. 6.9% 7/15/28	Baa2	3,150	2,769
CSX Corp. 6.46% 6/22/05	Baa2	2,000	1,896
Wisconsin Central Transportation Corp. 6.625% 4/15/08	Baa2	3,150	2,866
			7,531
TOTAL TRANSPORTATION			15,547
UTILITIES - 3.2%
Electric Utility - 1.1%
Avon Energy Partners Holdings:
6.46% 3/4/08 (b)	Baa2	5,000	4,518
6.73% 12/11/02 (b)	Baa2	4,450	4,365
Dominion Resources, Inc. 8.125% 6/15/10	Baa1	2,695	2,759
Israel Electric Corp. Ltd. 7.1% 12/15/07 (b)	A3	3,000	2,831
Massachusetts Electric Co. 6.78% 11/20/06	A1	2,000	1,985
Niagara Mohawk Power Corp. 8.875% 5/15/07	Baa3	1,205	1,263
Texas Utilities Electric Co. 6.75% 4/1/03	A3	1,575	1,562
			19,283
Gas - 1.2%
Enron Corp. 6.95% 7/15/28	Baa2	7,000	6,257
Enserch Corp. 6.25% 1/1/03	Baa2	4,375	4,263
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Gas - continued
Reliant Energy Resources Corp. 8.125% 7/15/05 (b)	Baa1	$ 6,700	$ 6,760
Southwest Gas Corp. 9.75% 6/15/02	Baa2	3,020	3,116
			20,396
Telephone Services - 0.9%
Cable & Wireless Optus Ltd. 8% 6/22/10 (b)	Baa1	1,800	1,836
Deutsche Telekom International Finance BV 8.25% 6/15/30	Aa2	5,000	5,056
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa2	1,990	1,870
Teleglobe Canada, Inc. 7.7% 7/20/29	Baa1	5,000	4,723
WorldCom, Inc. 8.875% 1/15/06	A3	2,014	2,076
			15,561
TOTAL UTILITIES			55,240
TOTAL NONCONVERTIBLE BONDS (Cost $396,784)			386,487
U.S. Government and Government Agency Obligations - 34.9%

U.S. Government Agency Obligations - 8.6%
Fannie Mae:
5.25% 1/15/09	Aaa	21,500	19,259
6.5% 8/15/04	Aaa	11,500	11,396
6.5% 4/29/09	Aaa	17,230	16,301
7% 7/15/05	Aaa	4,000	4,037
7.25% 1/15/10	Aaa	9,000	9,221
7.25% 5/15/30	Aaa	23,500	24,721
Federal Agricultural Mortgage Corp. 6.92% 8/10/02	Aaa	1,040	1,042
Federal National Mortgage Association:
0% 4/8/03	Aaa	1,000	841
0% 10/8/04	Aaa	1,000	760
Freddie Mac 5.75% 3/15/09	Aaa	12,000	11,111
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) 8.5% 4/1/06	Aaa	2,296	2,401
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	Aaa	$ 256	$ 260
Class 2-E, 9.4% 5/15/02	Aaa	505	511
Class 3-T, 9.625% 5/15/02	Aaa	574	582
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	Aaa	799	771
Series 1993-D, 5.23% 5/15/05	Aaa	380	365
Series 1995-A, 6.28% 6/15/04	Aaa	6,381	6,288
Series 1995-B, 6.13% 6/15/04	Aaa	8,000	7,861
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1997-A, 6.104% 7/15/03	Aaa	2,500	2,467
Overseas Private Investment Corp. U.S. Government guaranteed participation certificate:
Series 1994-195, 6.08% 8/15/04 (callable)	Aaa	1,065	1,053
Series 1998-196A, 5.926% 6/15/05 (callable)	-	2,180	2,142
Private Export Funding Corp. secured:
5.31% 11/15/03 (b)	Aaa	5,000	4,781
5.48% 9/15/03	Aaa	1,138	1,114
5.65% 3/15/03	Aaa	956	942
5.8% 2/1/04	Aaa	1,330	1,305
6.86% 4/30/04	Aaa	546	544
Tennessee Valley Authority 7.125% 5/1/30	Aaa	6,280	6,433
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	-	7,500	7,146
5.96% 8/1/09	-	3,600	3,421
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			149,076
U.S. Treasury Obligations - 26.3%
U.S. Treasury Bonds:
6.125% 11/15/27	Aaa	10,000	10,334
6.25% 5/15/30	Aaa	1,700	1,840
8% 11/15/21	Aaa	4,610	5,747
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
8.125% 5/15/21	Aaa	$ 2,000	$ 2,514
8.75% 5/15/17	Aaa	45,790	59,176
8.875% 8/15/17	Aaa	40,000	52,325
12% 8/15/13	Aaa	35,300	48,135
14% 11/15/11	Aaa	66,480	92,916
U.S. Treasury Notes:
5.75% 8/15/10	Aaa	3,300	3,303
5.875% 10/31/01	Aaa	122,000	121,352
5.875% 11/15/04	Aaa	19,000	18,893
U.S. Treasury Notes - coupon STRIPS 0% 11/15/11	Aaa	72,000	37,228
TOTAL U.S. TREASURY OBLIGATIONS			453,763
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $606,144)			602,839
U.S. Government Agency - Mortgage Securities - 35.1%

Fannie Mae - 23.4%
5.5% 1/1/09 to 4/1/11	Aaa	6,376	6,070
6% 3/1/11 to 2/1/29	Aaa	49,799	46,928
6% 4/1/14 (c)	Aaa	341	321
6.5% 12/1/08 to 9/1/30	Aaa	80,459	77,050
7% 3/1/15 to 6/1/30	Aaa	99,493	97,237
7.5% 11/1/07 to 8/1/30	Aaa	132,728	131,835
8% 11/1/08 to 7/1/30	Aaa	38,644	39,041
8.5% 6/1/17 to 8/1/23	Aaa	3,562	3,647
9.5% 12/1/09 to 9/1/21	Aaa	1,774	1,857
10.75% 9/1/10 to 5/1/14	Aaa	135	144
11.25% 5/1/14	Aaa	19	21
11.5% 8/1/14	Aaa	67	72
12.5% 1/1/15	Aaa	35	38
13.5% 11/1/14	Aaa	12	14
14% 3/1/12 to 9/1/13	Aaa	108	120
TOTAL FANNIE MAE			404,395
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - 4.1%
6.5% 10/1/07	Aaa	$ 362	$ 357
7.5% 9/1/15 to 9/1/30	Aaa	5,062	5,049
8% 7/1/16 to 2/1/28	Aaa	1,819	1,842
8.5% 9/1/19 to 4/1/30	Aaa	52,454	53,607
8.5% 8/1/30 (c)	Aaa	7,500	7,664
9% 11/1/01 to 10/1/16	Aaa	204	210
9.5% 10/1/08 to 9/1/18	Aaa	460	471
10% 6/1/20	Aaa	59	62
10.5% 5/1/09 to 12/1/15	Aaa	111	116
11% 5/1/15 to 9/1/20	Aaa	1,314	1,418
11.5% 8/1/13 to 10/1/15	Aaa	56	60
11.75% 9/1/13	Aaa	29	31
12% 2/1/13 to 7/1/15	Aaa	34	37
12.75% 8/1/12 to 10/1/13	Aaa	38	42
13.5% 12/1/14	Aaa	187	212
TOTAL FREDDIE MAC			71,178
Government National Mortgage Association - 7.6%
6% 12/15/08 to 4/15/09	Aaa	1,328	1,293
6.5% 6/15/23 to 12/15/28	Aaa	19,211	18,470
7% 12/15/22 to 12/15/28	Aaa	30,081	29,520
7.5% 2/15/17 to 9/15/28	Aaa	55,160	55,182
8% 11/15/16 to 9/1/30 (f)	Aaa	23,624	23,983
8.5% 7/15/27 to 2/15/30	Aaa	1,062	1,088
9.5% 3/15/23	Aaa	82	86
10.5% 5/20/16 to 1/20/18	Aaa	1,262	1,358
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			130,980
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $612,379)			606,553
Asset-Backed Securities - 1.5%

ANRC Auto Owner Trust 7.06% 5/17/04	Aaa	5,000	5,011
BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	2,390	2,350
CIT Marine Trust 5.8% 4/15/10	Aaa	5,000	4,889
CS First Boston Mortgage Securities Corp. 7% 3/15/27	Aaa	2,258	2,256
Key Auto Finance Trust 6.65% 10/15/03	Baa3	153	153
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Olympic Automobile Receivables Trust 6.125% 11/15/04	Aaa	$ 322	$ 320
Sears Credit Account Master Trust II:
6.2% 7/16/07	Aaa	5,000	4,928
7.5% 11/15/07	A2	5,000	5,005
WFS Financial Owner Trust 6.9% 12/20/03	Aaa	721	720
TOTAL ASSET-BACKED SECURITIES (Cost $25,724)			25,632
Commercial Mortgage Securities - 1.5%

Allied Capital Commercial Mortgage Trust sequential pay Series 1998-1 Class A, 6.31% 1/25/28 (b)	Aaa	998	984
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class B, 6.79% 11/18/29	Aa2	15,000	14,293
GS Mortgage Securities Corp. II Series 1999-GSFL II Class E, 8.6174% 11/13/13 (b)(d)	Baa2	6,000	5,990
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 9/15/08	Aaa	4,887	4,997
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $26,878)			26,264
Foreign Government and Government Agency Obligations (e) - 1.7%

Chile Republic 6.875% 4/28/09	Baa1	1,500	1,410
Korean Republic yankee 8.875% 4/15/08	Baa2	5,000	5,276
Newfoundland Province yankee 11.625% 10/15/07	Baa1	4,000	4,943
Quebec Province yankee 7.5% 7/15/23	A2	10,000	10,004
United Mexican States 9.875% 2/1/10	Baa3	6,800	7,319
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $30,409)			28,952
Cash Equivalents - 3.7%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 6.67%, dated 8/31/00 due 9/1/00 (Cost $64,322)	$ 64,334	$ 64,322
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,762,640)		1,741,049
NET OTHER ASSETS - (0.8)%		(13,282)
NET ASSETS - 100%		$ 1,727,767
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $62,431,000 or 3.6% of net assets.

(c) Security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(f) A portion of this security is subject to a forward commitment to sell.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	83.6%	AAA, AA, A	75.8%
Baa	11.3%	BBB	12.8%
Ba	0.6%	BB	0.7%
B	0.0%	B	0.1%
Caa	0.1%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.7%.
Income Tax Information

At August 31, 2000, the aggregate cost of investment securities for income tax purposes was $1,762,656,000. Net unrealized depreciation aggregated $21,607,000, of which $12,978,000 related to appreciated investment securities and $34,585,000 related to depreciated investment securities.

At February 29, 2000, the fund had a capital loss carryforward of approximately $22,625,000 all of which will expire on February 29, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2000 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $64,322) (cost $1,762,640) - See accompanying schedule		$ 1,741,049
Cash		322
Receivable for investments sold		8,829
Receivable for fund shares sold		2,353
Interest receivable		21,276
Total assets		1,773,829
Liabilities
Payable for investments purchased Regular delivery	$ 35,637
Delayed delivery	7,986
Payable for fund shares redeemed	1,574
Distributions payable	350
Accrued management fee	218
Other payables and accrued expenses	297
Total liabilities		46,062
Net Assets		$ 1,727,767
Net Assets consist of:
Paid in capital		$ 1,791,624
Undistributed net investment income		667
Accumulated undistributed net realized gain (loss) on investments		(42,933)
Net unrealized appreciation (depreciation) on investments		(21,591)
Net Assets, for 167,039 shares outstanding		$ 1,727,767
Net Asset Value, offering price and redemption price per share ($1,727,767 ÷ 167,039 shares)		$10.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2000 (Unaudited)
Investment Income Interest		$ 58,306
Security lending		29
Total Income		58,335
Expenses
Management fee	$ 2,578
Transfer agent fees	1,069
Accounting and security lending fees	177
Non-interested trustees' compensation	3
Custodian fees and expenses	60
Registration fees	65
Audit	25
Legal	4
Total expenses before reductions	3,981
Expense reductions	(1,474)	2,507
Net investment income		55,828
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(8,611)
Change in net unrealized appreciation (depreciation) on investment securities		36,780
Net gain (loss)		28,169
Net increase (decrease) in net assets resulting from operations		$ 83,997

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2000 (Unaudited)	Year ended February 29, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 55,828	$ 93,699
Net realized gain (loss)	(8,611)	(33,761)
Change in net unrealized appreciation (depreciation)	36,780	(44,246)
Net increase (decrease) in net assets resulting from operations	83,997	15,692
Distributions to shareholders From net investment income	(55,981)	(93,349)
From net realized gain	-	(6,645)
In excess of net realized gain	-	(762)
Total distributions	(55,981)	(100,756)
Share transactions Net proceeds from sales of shares	458,899	940,208
Reinvestment of distributions	54,033	97,054
Cost of shares redeemed	(350,703)	(709,196)
Net increase (decrease) in net assets resulting from share transactions	162,229	328,066
Total increase (decrease) in net assets	190,245	243,002
Net Assets
Beginning of period	1,537,522	1,294,520
End of period (including undistributed net investment income of $667 and $820, respectively)	$ 1,727,767	$ 1,537,522
Other Information Shares
Sold	44,941	90,129
Issued in reinvestment of distributions	5,288	9,331
Redeemed	(34,357)	(68,189)
Net increase (decrease)	15,872	31,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2000	Years ended February 28,
	(Unaudited)	2000 G	1999	1998	1997	1996 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.170	$ 10.800	$ 10.800	$ 10.480	$ 10.710	$ 10.250
Income from Invest- ment Operations Net investment income	.353 D	.678 D	.690 D	.738 D	.739 D	.755
Net realized and unrealized gain (loss)	.171	(.573)	(.003)	.316	(.235)	.460
Total from investment operations	.524	.105	.687	1.054	.504	1.215
Less Distributions
From net investment income	(.354)	(.675)	(.687)	(.734)	(.734)	(.755)
From net realized gain	-	(.054)	-	-	-	-
In excess of net realized gain	-	(.006)	-	-	-	-
Total distributions	(.354)	(.735)	(.687)	(.734)	(.734)	(.755)
Net asset value, end of period	$ 10.340	$ 10.170	$ 10.800	$ 10.800	$ 10.480	$ 10.710
Total Return B, C	5.25%	1.03%	6.48%	10.41%	4.93%	12.13%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,728	$ 1,538	$ 1,295	$ 815	$ 568	$ 476
Ratio of expenses to average net assets	.32% A, E	.32% E	.32% E	.32% E	.32% E	.32% E
Ratio of expenses to average net assets after expense reductions	.31% A, F	.31% F	.31% F	.31% F	.31% F	.31% F
Ratio of net invest- ment income to average net assets	6.87% A	6.53%	6.35%	6.98%	7.05%	7.11%
Portfolio turnover rate	111% A	133%	184%	97%	65%	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

G For the year ended February 29

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2000 (Unaudited)

1. Significant Accounting Policies.

Fidelity U.S. Bond Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting
Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,008,451,000 and $883,659,000, respectively, of which U.S. government and government agency obligations aggregated $750,184,000 and $647,591,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .32% of the fund's average net assets.

Sub-Adviser Fee. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $19,443,000. The weighted average interest rate was 6.60%. Interest earned from the interfund lending program amounted to $4,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending -
continued

could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above an annual rate of .32% of average net assets. For the period, the reimbursement reduced the expenses by $1,381,000.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $84,000 and $9,000, respectively, under these arrangements.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Thomas J. Silvia, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant
Vice President

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

UBI-SANN-1000	112814
1.536707.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

U.S. Equity Index

Fund

Semiannual Report

August 31, 2000

(2 Fidelity logo graphics)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of the major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients (800) 962-1375
"Not For Profit" Clients (800) 343-0860
Financial and Other Institutions
Nationwide (800) 843-3001
Other Investors (800) 544-8888

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributions Corporation is a bank.

Semiannual Report

President's Message

|

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A slowing U.S. economy triggered an equity market rally during the later stages of summer, boosting most major stock indexes back into positive territory for calendar year 2000. One notable exception, however, was the Dow Jones Industrial Average, which posted a negative return during that timeframe. Fixed-income markets - particularly Treasuries - continued their yearlong trend of strong performance, as nearly every bond sector outperformed the stock market on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2000	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan US Equity Index	11.68%	16.17%	190.66%	479.57%
S&P 500 ®	11.73%	16.32%	193.58%	493.54%
S&P 500 Index Objective Funds	11.35%	15.65%	187.07%	472.18%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the S&P 500 index objective funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 133 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended August 31, 2000	Past 1 year	Past 5 years	Past 10 years
Spartan US Equity Index	16.17%	23.79%	19.21%
S&P 500	16.32%	24.04%	19.49%
S&P 500 Index Objective Funds	15.65%	23.48%	19.05%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$100,000 Over 10 Years

$100,000 Over 10 Years: Let's say hypothetically that $100,000 was invested in Spartan US Equity Index Fund on August 31, 1990. As the chart shows, by August 31, 2000, the value of the investment would have grown to $579,571 - a 479.57% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 would have grown to $593,541 - a 493.54% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger)The Lipper S&P 500 funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of August 31, 2000, the six month, one year, five year, and 10 year cumulative total returns for the S&P 500 funds average were, 11.35%, 15.65%, 187.07%, and 472.18%.The one year, five year and 10 year average annual total returns were, 15.65%, 23.48%, and 19.05%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

An interview with Dean Barr, who oversees the Spartan U.S.
Equity Index Fund's investment
management personnel as
Managing Director for Bankers
Trust, sub-adviser of the fund(Portfolio Manager photograph)

Q. How did the fund perform, Dean?

A. For the six months that ended August 31, 2000, the fund returned 11.68%. That performance was in line with the Standard & Poor's 500 Index, which returned 11.73%, and the S&P 500 index objective funds average tracked by Lipper Inc., which returned 11.35% during the same period. For the 12 months that ended August 31, 2000, the fund returned 16.17%, while the S&P 500 index and Lipper average posted returns of 16.32% and 15.65%, respectively.

Q. How would you describe the market environment during the six-month period?

A. It was one marked by historically high levels of volatility and rapid sector rotations. Concerns about seemingly overstretched valuations and further tightening by the Federal Reserve Board sent jittery investors fleeing smaller-cap tech stocks in droves for the perceived predictability found in large, well-established companies elsewhere in the market. The S&P 500 - home to many of these well-known stocks - benefited from this migration, although the party was short-lived. A quarter-point interest-rate hike on March 24, coupled with expectations for an even bigger increase in May, pulled the entire market into a steep decline, culminating in a nearly 6% drop in the index on April 14. Stocks forged a recovery later in the month, only to turn back again in mid-May when the Fed greeted them with an additional half-point increase. Investors - sensing a slowdown in the economy and hopefully an end to the Fed's yearlong tightening cycle - eased their way back into the market, this time focusing on seasoned growth companies with demonstrated revenues and earnings. Earnings worries related to a decelerating economy, however, tempered optimism surrounding rates and spawned confusion and persistent volatility during the summer months, with few industries enjoying market leadership for long. With the Fed choosing not to raise rates in August, stocks staged a "relief rally," lifting the S&P 500 to within points of its all-time high achieved in late March.

Q. Which segments of the market scored the highest gains during the period?

A. While technology stocks struggled to recoup their losses from the downturn in the spring, financial, health and energy stocks took the ball and ran with it. The finance sector laid claim to some of the period's best performers, many of which emerged from the brokerage and investment management spaces. Strong capital markets activity and industry consolidation painted a healthy backdrop for key players such as Citigroup, Morgan Stanley Dean Witter and Lehman Brothers. Not to be left out, insurance stocks also performed well, posting gains on signs of margin improvement. American International Group was the big winner here. Not too far behind were components of the health sector, namely pharmaceutical and biotechnology firms. Drug stocks such as Pfizer - which traditionally outperform in a slowing economy - rallied as exciting new product pipelines overcame concerns that presidential campaign rhetoric surrounding health care reform would dominate the investment landscape. Most biotech and genomics stocks fell sharply in the spring, but recovered nicely during the period behind investors' renewed enthusiasm for the sector when researchers reported a successful mapping of the human genome. Alza and Medimmune were notable contributors. Rising oil and gas prices resulting from supply shortages lifted the energy sector, with names such as Anadarko Petroleum leading the way, followed by Halliburton and Exxon Mobil.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Despite the volatility, technology - by far the fund's largest sector weighting - still produced its share of winners during the period. What were they, and why?

A. Following the spring swoon, blue-chip tech names - such as Intel and Oracle - received the bulk of the support from valuation-conscious investors seeking quality of earnings and industry leadership. With corporate America spending hand over fist for new technology, firms engaged in the build-out of Internet infrastructure had widespread appeal with investors. Attempting to satisfy the growing need for communications bandwidth, networking and telecommunications equipment providers Nortel and Corning enjoyed strong advances. Overall, it was a mixed bag for semiconductor companies, with many stocks struggling to shake off their Y2K hangovers. Communications chip manufacturers benefited as a play on Internet infrastructure, evidenced by the impressive run-up in stocks such as Altera and Advanced Micro Devices. Similarly, Internet software provider Siebel Systems was a big winner, as were leaders in data storage, including EMC and Network Appliance. Additionally, computer hardware heavyweights Sun Microsystems and IBM performed well, recovering nicely in August. Conversely, those stocks that fought a losing battle throughout the period included Yahoo!, Qualcomm, Motorola, Microsoft and Texas Instruments.

Q. How did some other sectors of the market fare?

A. Retailers such as Wal-Mart and Home Depot suffered from the fear of a slowdown in consumer spending. Utilities also underperformed due to the poor performance of traditional telecommunications providers, such as AT&T and WorldCom, which struggled in the face of increased competition and pricing pressures in their long-distance businesses. U.S. West was a notable exception here, soaring in June on the announcement of its acquisition by high-speed fiber-optic carrier Qwest.

Q. What's your outlook?

A. It appears as if the economy is poised for a soft landing, though it's still too early to know for sure. Inaction on the rate front of late by the Fed tells me that growth is slowing enough right now to keep rates steady for at least the time being. Technology-enabled productivity gains, coupled with slower economic growth, should help neutralize spiking energy prices and keep inflation under wraps. Combine that with the presidential election, and I think we may see a Fed that's on hold for the remainder of 2000. Robust tech spending should further dampen inflationary pressures and keep corporate profits rising. If so, I expect growth stocks to prosper and continue to outperform in the coming months.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of Bankers Trust only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: total return that corresponds to that of the Standard & Poor's 500 Index

Start date: February 17, 1988

Size: as of August 31, 2000, more than $20.9 billion

Sub-adviser: Bankers Trust, since 1997

3

Dean Barr on
changes to the S&P 500:

"The S&P 500 is an index of 500 stocks chosen to be a representation of the broader market. Periodically, companies will be added to or deleted from the index. Usually, this is based on such events as acquisitions, spin-offs or shifts in asset size."

Here are some of the changes to the index during the past six months involving some well-known companies:

  April 17, 2000: Atlantic Richfield was removed and replaced by Altera Corp. following the acquisition of Atlantic Richfield by BP Amoco.
  May 4, 2000: CBS Corp. was deleted from the index after merging with S&P 500 component Viacom, Inc. Siebel Systems, Inc. replaced CBS.
  June 7, 2000: Starbucks Corp. replaced Shared Medical Systems in the index after Siemens AG acquired Shared Medical Systems.
  June 20, 2000: Tiffany & Co. was added to the index, replacing Silicon Graphics, which was removed for inadequate representation of its sector.
  July 26, 2000: JDS Uniphase Corp. was added to the index, replacing Rite Aid Corp., which was removed for inadequate representation of its sector.
  July 27, 2000: Palm, Inc. replaced 3Com Corp. in the index after 3Com spun off its stake in Palm to its shareholders.

Semiannual Report

Investment Changes

Top Ten Stocks as of August 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	4.4	3.7
Intel Corp.	3.8	3.3
Cisco Systems, Inc.	3.6	3.9
Microsoft Corp.	2.8	4.0
Exxon Mobil Corp.	2.1	2.2
Pfizer, Inc.	2.0	1.1
Citigroup, Inc.	2.0	1.5
Oracle Corp.	1.9	1.8
Nortel Networks Corp.	1.8	1.3
International Business Machines Corp.	1.7	1.6
	26.1	24.4
Top Ten Market Sectors as of August 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Technology	34.2	33.4
Finance	14.6	12.1
Health	9.8	9.3
Utilities	9.1	10.8
Industrial Machinery & Equipment	6.1	4.7
Energy	5.5	5.4
Nondurables	5.1	5.5
Retail & Wholesale	4.7	5.8
Media & Leisure	4.0	4.6
Basic Industries	2.6	3.1

Semiannual Report

Investments August 31, 2000

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (Note 1) (000s)
AEROSPACE & DEFENSE - 1.3%
Aerospace & Defense - 1.1%
BFGoodrich Co.	173,682	$ 7,088
Boeing Co.	1,385,933	74,321
Honeywell International, Inc.	1,259,918	48,586
ITT Industries, Inc.	142,043	4,776
Lockheed Martin Corp.	629,850	17,872
Northrop Grumman Corp.	110,025	8,561
Rockwell International Corp.	295,652	11,955
Textron, Inc.	228,773	12,826
United Technologies Corp.	742,082	46,334
		232,319
Defense Electronics - 0.1%
Raytheon Co. Class B	537,504	14,949
Ship Building & Repair - 0.1%
General Dynamics Corp.	318,849	20,068
TOTAL AEROSPACE & DEFENSE		267,336
BASIC INDUSTRIES - 2.6%
Chemicals & Plastics - 1.5%
Air Products & Chemicals, Inc.	360,589	13,094
Armstrong Holdings, Inc.	65,080	1,037
Ashland, Inc.	110,960	3,911
Avery Dennison Corp.	176,311	9,532
Dow Chemical Co.	1,054,669	27,619
E.I. du Pont de Nemours and Co.	1,646,910	73,905
Eastman Chemical Co.	120,615	5,202
Engelhard Corp.	200,670	3,763
FMC Corp. (a)	47,696	3,234
Great Lakes Chemical Corp.	85,644	2,890
Hercules, Inc.	168,609	2,234
Newell Rubbermaid, Inc.	419,338	10,877
Pharmacia Corp.	1,997,896	117,002
PPG Industries, Inc.	273,875	11,092
Praxair, Inc.	247,964	10,972
Rohm & Haas Co.	342,123	9,900
Sealed Air Corp. (a)	131,545	6,750
Union Carbide Corp.	211,785	8,485
W.R. Grace & Co. (a)	106,157	843
		322,342
Common Stocks - continued
	Shares	Value (Note 1) (000s)
BASIC INDUSTRIES - continued
Iron & Steel - 0.1%
Allegheny Technologies, Inc.	130,808	$ 2,845
Bethlehem Steel Corp. (a)	197,938	693
Crane Co.	104,552	2,627
Nucor Corp.	133,747	4,915
USX - U.S. Steel Group	138,994	2,415
Worthington Industries, Inc.	135,508	1,414
		14,909
Metals & Mining - 0.3%
Alcan Aluminium Ltd.	344,048	11,281
Alcoa, Inc.	1,358,782	45,180
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	207,536	2,036
Inco Ltd. (a)	285,681	5,077
Phelps Dodge Corp.	123,784	5,508
		69,082
Packaging & Containers - 0.1%
Ball Corp.	46,720	1,618
Bemis Co., Inc.	75,242	2,521
Crown Cork & Seal Co., Inc.	201,403	2,606
Owens-Illinois, Inc. (a)	230,437	3,010
Tupperware Corp.	91,126	1,840
		11,595
Paper & Forest Products - 0.6%
Boise Cascade Corp.	91,858	2,744
Fort James Corp.	325,262	10,286
Georgia-Pacific Corp.	270,406	7,233
International Paper Co.	761,238	24,264
Kimberly-Clark Corp.	874,683	51,169
Louisiana-Pacific Corp.	169,140	1,787
Mead Corp.	163,788	4,392
Pactiv Corp. (a)	271,658	2,988
Potlatch Corp.	46,590	1,567
Temple-Inland, Inc.	83,755	3,554
Westvaco Corp.	150,105	4,109
Weyerhaeuser Co.	367,523	17,021
Willamette Industries, Inc.	169,983	5,184
		136,298
TOTAL BASIC INDUSTRIES		554,226
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSTRUCTION & REAL ESTATE - 0.2%
Building Materials - 0.2%
Fortune Brands, Inc.	249,283	$ 6,357
Masco Corp.	707,013	13,787
Owens Corning	90,847	471
Sherwin-Williams Co.	257,538	5,923
Vulcan Materials Co.	158,452	7,021
		33,559
Construction - 0.0%
Centex Corp.	94,647	2,733
Kaufman & Broad Home Corp.	77,162	1,915
Pulte Corp.	66,083	2,177
		6,825
Engineering - 0.0%
Fluor Corp.	121,063	3,624
TOTAL CONSTRUCTION & REAL ESTATE		44,008
DURABLES - 1.6%
Autos, Tires, & Accessories - 1.1%
AutoZone, Inc. (a)	215,999	4,860
Cooper Tire & Rubber Co.	120,928	1,459
Cummins Engine Co., Inc.	65,240	2,316
Dana Corp.	245,000	6,048
Danaher Corp.	232,593	13,069
Delphi Automotive Systems Corp.	893,121	14,681
Eaton Corp.	120,126	7,973
Ford Motor Co.	2,949,637	71,344
General Motors Corp.	843,345	60,879
Genuine Parts Co.	283,930	5,838
Goodyear Tire & Rubber Co.	245,884	5,748
Johnson Controls, Inc.	134,559	7,190
Navistar International Corp. (a)	101,073	3,790
PACCAR, Inc.	123,035	5,221
TRW, Inc.	193,073	8,821
Visteon Corp.	212,360	3,331
		222,568
Consumer Durables - 0.3%
Minnesota Mining & Manufacturing Co.	622,420	57,885
Snap-On, Inc.	94,860	2,923
		60,808
Common Stocks - continued
	Shares	Value (Note 1) (000s)
DURABLES - continued
Consumer Electronics - 0.1%
Black & Decker Corp.	133,871	$ 5,363
Maytag Corp.	123,228	4,698
Whirlpool Corp.	114,834	4,364
		14,425
Home Furnishings - 0.0%
Leggett & Platt, Inc.	308,923	5,464
Textiles & Apparel - 0.1%
Liz Claiborne, Inc.	89,817	3,946
NIKE, Inc. Class B	433,829	17,163
Reebok International Ltd. (a)	88,730	1,703
Russell Corp.	53,120	1,013
Springs Industries, Inc. Class A	18,209	544
VF Corp.	186,119	4,257
		28,626
TOTAL DURABLES		331,891
ENERGY - 5.5%
Energy Services - 0.8%
Baker Hughes, Inc.	525,029	19,196
Halliburton Co.	705,123	37,372
McDermott International, Inc.	91,772	705
Rowan Companies, Inc. (a)	146,586	4,544
Schlumberger Ltd. (NY Shares)	878,081	74,911
Transocean Sedco Forex, Inc.	333,346	19,917
		156,645
Oil & Gas - 4.7%
Amerada Hess Corp.	145,596	9,964
Anadarko Petroleum Corp.	386,234	25,403
Apache Corp.	182,371	11,489
Burlington Resources, Inc.	341,051	13,408
Chevron Corp.	1,027,588	86,831
Conoco, Inc. Class B	981,795	25,649
Devon Energy Corp.	176,300	10,325
Exxon Mobil Corp.	5,476,667	447,033
Kerr-McGee Corp.	147,848	9,342
Occidental Petroleum Corp.	589,169	12,741
Phillips Petroleum Co.	402,952	24,933
Royal Dutch Petroleum Co. (NY Shares)	3,375,203	206,520
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Sunoco, Inc.	139,166	$ 3,784
Texaco, Inc.	868,076	44,706
The Coastal Corp.	336,357	23,167
Tosco Corp.	232,968	7,106
Unocal Corp.	388,104	12,953
USX - Marathon Group	490,305	13,453
		988,807
TOTAL ENERGY		1,145,452
FINANCE - 14.6%
Banks - 4.9%
AmSouth Bancorp.	620,275	11,320
Bank of America Corp.	2,609,571	139,775
Bank of New York Co., Inc.	1,163,152	60,993
Bank One Corp.	1,808,449	63,748
BB&T Corp.	553,342	14,975
Capital One Financial Corp.	312,479	18,846
Chase Manhattan Corp.	2,026,955	113,256
Comerica, Inc.	249,124	14,029
Fifth Third Bancorp	734,360	33,918
First Union Corp.	1,547,847	44,791
Firstar Corp.	1,532,945	36,599
FleetBoston Financial Corp.	1,421,578	60,684
Huntington Bancshares, Inc.	393,674	6,643
J.P. Morgan & Co., Inc.	256,513	42,886
KeyCorp	692,473	13,979
Mellon Financial Corp.	776,822	35,151
National City Corp.	961,939	20,141
Northern Trust Corp.	351,659	29,649
PNC Financial Services Group, Inc.	459,855	27,103
Regions Financial Corp.	346,000	7,526
SouthTrust Corp.	269,598	7,599
State Street Corp.	254,462	29,963
Summit Bancorp	277,789	7,691
SunTrust Banks, Inc.	479,067	23,654
Synovus Finanical Corp.	443,501	8,731
U.S. Bancorp	1,190,389	25,891
Union Planters Corp.	218,177	6,613
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCE - continued
Banks - continued
Wachovia Corp.	321,271	$ 18,413
Wells Fargo & Co.	2,537,474	109,587
		1,034,154
Credit & Other Finance - 3.4%
American Express Co.	2,114,062	124,994
Associates First Capital Corp. Class A	1,152,996	32,428
CIT Group, Inc. Class A	401,522	7,027
Citigroup, Inc.	7,078,957	413,234
Countrywide Credit Industries, Inc.	178,673	6,767
Household International, Inc.	744,126	35,718
MBNA Corp.	1,340,823	47,348
Old Kent Financial Corp.	220,073	6,451
Providian Financial Corp.	224,859	25,845
		699,812
Federal Sponsored Credit - 0.7%
Fannie Mae	1,598,752	85,933
Freddie Mac	1,099,701	46,325
USA Education, Inc.	263,374	10,321
		142,579
Insurance - 3.2%
Aetna, Inc.	221,658	12,399
AFLAC, Inc.	417,429	22,541
Allstate Corp.	1,185,208	34,445
American General Corp.	390,641	28,444
American International Group, Inc.	3,641,807	324,576
Aon Corp.	406,852	15,181
CIGNA Corp.	256,093	24,905
Cincinnati Financial Corp.	248,597	9,664
Conseco, Inc.	511,428	4,315
Hartford Financial Services Group, Inc.	346,306	23,073
Jefferson-Pilot Corp.	167,669	11,098
Lincoln National Corp.	301,477	16,280
Loews Corp.	162,646	13,164
Marsh & McLennan Companies, Inc.	422,107	50,125
MBIA, Inc.	158,969	10,452
MGIC Investment Corp.	169,991	9,998
Progressive Corp.	117,428	8,903
SAFECO Corp.	210,412	5,536
The Chubb Corp.	280,760	21,496
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCE - continued
Insurance - continued
The St. Paul Companies, Inc.	346,011	$ 16,479
Torchmark Corp.	201,501	5,655
UnumProvident Corp.	378,178	8,202
		676,931
Savings & Loans - 0.2%
Charter One Financial, Inc.	334,055	7,934
Golden West Financial Corp.	248,589	11,839
Washington Mutual, Inc.	861,359	30,148
		49,921
Securities Industry - 2.2%
Bear Stearns Companies, Inc.	179,795	12,058
Charles Schwab Corp.	2,121,339	81,009
Franklin Resources, Inc.	390,929	14,855
Lehman Brothers Holdings, Inc.	192,513	27,914
Merrill Lynch & Co., Inc.	593,859	86,110
Morgan Stanley Dean Witter & Co.	1,782,851	191,768
PaineWebber Group, Inc.	231,856	16,578
Stilwell Financial, Inc. (a)	352,728	17,063
T. Rowe Price Associates, Inc.	196,094	8,873
		456,228
TOTAL FINANCE		3,059,625
HEALTH - 9.8%
Drugs & Pharmaceuticals - 6.6%
Allergan, Inc.	206,282	15,084
ALZA Corp. (a)	161,935	12,246
American Home Products Corp.	2,054,236	111,314
Amgen, Inc. (a)	1,617,182	122,603
Bausch & Lomb, Inc.	83,999	3,003
Biogen, Inc. (a)	236,497	16,348
Bristol-Myers Squibb Co.	3,105,528	164,593
Eli Lilly & Co.	1,767,329	129,015
Medimmune, Inc. (a)	310,452	26,117
Merck & Co., Inc.	3,618,805	252,864
Pfizer, Inc.	9,902,575	428,286
Quintiles Transnational Corp. (a)	184,998	2,578
Schering-Plough Corp.	2,306,460	92,547
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH - continued
Drugs & Pharmaceuticals - continued
Sigma-Aldrich Corp.	140,573	$ 4,085
Watson Pharmaceuticals, Inc. (a)	151,469	9,344
		1,390,027
Medical Equipment & Supplies - 2.8%
Abbott Laboratories	2,437,361	106,635
Baxter International, Inc.	456,911	38,038
Becton, Dickinson & Co.	398,023	11,990
Biomet, Inc.	273,106	9,234
Boston Scientific Corp. (a)	642,772	12,172
C.R. Bard, Inc.	80,043	3,907
Cardinal Health, Inc.	435,517	35,631
Guidant Corp. (a)	482,496	32,478
Johnson & Johnson	2,187,574	201,120
Mallinckrodt, Inc.	106,376	4,794
McKesson HBOC, Inc.	449,407	11,207
Medtronic, Inc.	1,882,775	96,492
Millipore Corp.	69,751	4,246
St. Jude Medical, Inc. (a)	132,548	5,252
		573,196
Medical Facilities Management - 0.4%
HCA - The Healthcare Co.	882,324	30,440
HEALTHSOUTH Corp. (a)	615,874	3,772
Humana, Inc. (a)	266,798	2,284
Manor Care, Inc. (a)	182,617	2,443
Tenet Healthcare Corp.	497,886	15,434
UnitedHealth Group, Inc.	257,468	24,331
Wellpoint Health Networks, Inc. (a)	99,722	8,607
		87,311
TOTAL HEALTH		2,050,534
INDUSTRIAL MACHINERY & EQUIPMENT - 6.1%
Electrical Equipment - 4.7%
American Power Conversion Corp. (a)	274,214	6,530
Emerson Electric Co.	670,992	44,411
General Electric Co.	15,571,722	913,864
Scientific-Atlanta, Inc.	249,834	19,471
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIAL MACHINERY & EQUIPMENT - continued
Electrical Equipment - continued
Thomas & Betts Corp.	91,144	$ 1,709
W.W. Grainger, Inc.	147,752	4,266
		990,251
Industrial Machinery & Equipment - 1.3%
Briggs & Stratton Corp.	37,459	1,620
Caterpillar, Inc.	551,365	20,263
Cooper Industries, Inc.	146,492	5,173
Deere & Co.	379,794	12,509
Dover Corp.	329,200	16,090
Illinois Tool Works, Inc.	476,369	26,706
Ingersoll-Rand Co.	257,398	11,728
Pall Corp.	199,338	4,261
Parker-Hannifin Corp.	176,198	6,134
The Stanley Works	138,569	3,707
Timken Co.	92,092	1,502
Tyco International Ltd.	2,656,715	151,433
		261,126
Pollution Control - 0.1%
Allied Waste Industries, Inc. (a)	282,824	2,598
Waste Management, Inc.	988,502	18,720
		21,318
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		1,272,695
MEDIA & LEISURE - 4.0%
Broadcasting - 1.4%
Clear Channel Communications, Inc. (a)	863,814	62,519
Comcast Corp. Class A (special) (a)	1,411,657	52,584
Time Warner, Inc.	2,054,780	175,684
		290,787
Entertainment - 1.5%
Carnival Corp.	962,065	19,181
Viacom, Inc. Class B (non-vtg.) (a)	2,401,822	161,673
Walt Disney Co.	3,267,390	127,224
		308,078
Leisure Durables & Toys - 0.2%
Brunswick Corp.	138,170	2,591
Harley-Davidson, Inc.	477,451	23,783
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MEDIA & LEISURE - continued
Leisure Durables & Toys - continued
Hasbro, Inc.	270,630	$ 3,332
Mattel, Inc.	669,408	6,610
		36,316
Lodging & Gaming - 0.1%
Harrah's Entertainment, Inc. (a)	192,193	5,453
Hilton Hotels Corp.	579,198	5,792
Marriott International, Inc. Class A	376,793	14,883
		26,128
Publishing - 0.4%
American Greetings Corp. Class A	106,179	1,978
Dow Jones & Co., Inc.	138,953	8,693
Gannett Co., Inc.	419,072	23,730
Harcourt General, Inc.	105,790	6,275
Knight-Ridder, Inc.	123,753	6,760
McGraw-Hill Companies, Inc.	307,381	19,038
Meredith Corp.	79,636	2,175
The New York Times Co. Class A	269,397	10,557
Tribune Co.	484,893	17,305
		96,511
Restaurants - 0.4%
Darden Restaurants, Inc.	194,604	3,442
McDonald's Corp.	2,101,309	62,777
Starbucks Corp. (a)	288,674	10,573
Tricon Global Restaurants, Inc. (a)	231,846	6,753
Wendy's International, Inc.	178,885	3,376
		86,921
TOTAL MEDIA & LEISURE		844,741
NONDURABLES - 5.1%
Beverages - 1.6%
Adolph Coors Co. Class B	57,971	3,453
Anheuser-Busch Companies, Inc.	710,630	56,007
Brown-Forman Corp. Class B (non-vtg.)	82,688	4,382
Coca-Cola Enterprises, Inc.	661,380	12,318
Seagram Co. Ltd.	690,736	41,574
The Coca-Cola Co.	3,892,218	204,828
		322,562
Common Stocks - continued
	Shares	Value (Note 1) (000s)
NONDURABLES - continued
Foods - 1.6%
Archer-Daniels-Midland Co.	994,255	$ 8,762
Bestfoods	431,761	30,493
Campbell Soup Co.	664,364	16,858
ConAgra, Inc.	774,053	14,175
General Mills, Inc.	458,389	14,726
H.J. Heinz Co.	553,870	21,116
Hershey Foods Corp.	215,683	9,207
Kellogg Co.	637,806	14,789
Nabisco Group Holdings Corp.	513,343	14,406
PepsiCo, Inc.	2,266,092	96,592
Quaker Oats Co.	205,844	13,985
Ralston Purina Co.	482,748	10,922
Sara Lee Corp.	1,375,886	25,626
Sysco Corp.	523,949	22,170
Wm. Wrigley Jr. Co.	179,424	13,289
		327,116
Household Products - 1.4%
Avon Products, Inc.	373,517	14,637
Clorox Co.	369,211	13,361
Colgate-Palmolive Co.	906,919	46,196
Gillette Co.	1,641,746	49,252
International Flavors & Fragrances, Inc.	161,955	4,170
Procter & Gamble Co.	2,056,798	127,136
Unilever NV (NY Shares)	898,814	42,469
		297,221
Tobacco - 0.5%
Philip Morris Companies, Inc.	3,605,322	106,808
UST, Inc.	270,429	5,848
		112,656
TOTAL NONDURABLES		1,059,555
PRECIOUS METALS - 0.1%
Barrick Gold Corp.	647,286	10,293
Homestake Mining Co.	376,817	2,096
Newmont Mining Corp.	279,272	5,184
Placer Dome, Inc.	539,702	4,823
TOTAL PRECIOUS METALS		22,396
Common Stocks - continued
	Shares	Value (Note 1) (000s)
RETAIL & WHOLESALE - 4.7%
Apparel Stores - 0.2%
Gap, Inc.	1,338,164	$ 30,025
The Limited, Inc.	675,773	13,515
TJX Companies, Inc.	471,871	8,877
		52,417
Drug Stores - 0.4%
CVS Corp.	616,687	22,895
Longs Drug Stores Corp.	63,435	1,197
Walgreen Co.	1,589,159	52,244
		76,336
General Merchandise Stores - 2.3%
Consolidated Stores Corp. (a)	178,163	2,427
Costco Wholesale Corp. (a)	709,915	24,448
Dillards, Inc. Class A	163,728	2,098
Dollar General Corp.	524,224	10,779
Federated Department Stores, Inc. (a)	335,044	9,256
JCPenney Co., Inc.	415,107	5,811
Kmart Corp. (a)	776,144	5,433
Kohls Corp. (a)	516,739	28,937
Nordstrom, Inc.	211,783	3,653
Sears, Roebuck & Co.	561,130	17,500
Target Corp.	1,399,724	32,544
The May Department Stores Co.	530,716	12,173
Wal-Mart Stores, Inc.	7,012,906	332,675
		487,734
Grocery Stores - 0.4%
Albertson's, Inc.	666,143	14,322
Great Atlantic & Pacific Tea, Inc.	22,265	312
Kroger Co. (a)	1,313,118	29,791
Safeway, Inc. (a)	780,576	38,492
SUPERVALU, Inc.	206,723	3,088
Winn-Dixie Stores, Inc.	225,627	3,145
		89,150
Retail & Wholesale, Miscellaneous - 1.4%
Alberto-Culver Co. Class B	87,905	2,489
Bed Bath & Beyond, Inc. (a)	448,252	7,872
Best Buy Co., Inc. (a)	323,188	19,957
Circuit City Stores, Inc. - Circuit City Group	323,487	8,390
Home Depot, Inc.	3,640,547	174,974
Lowe's Companies, Inc.	604,038	27,068
Common Stocks - continued
	Shares	Value (Note 1) (000s)
RETAIL & WHOLESALE - continued
Retail & Wholesale, Miscellaneous - continued
Office Depot, Inc. (a)	517,395	$ 3,783
RadioShack Corp.	295,888	17,457
Staples, Inc. (a)	770,260	11,843
Tiffany & Co., Inc.	191,853	7,986
Toys 'R' Us, Inc. (a)	347,864	6,327
		288,146
TOTAL RETAIL & WHOLESALE		993,783
SERVICES - 0.5%
Advertising - 0.2%
Interpublic Group of Companies, Inc.	450,878	17,246
Omnicom Group, Inc.	280,156	23,376
Young & Rubicam, Inc.	113,199	6,622
		47,244
Leasing & Rental - 0.0%
Ryder System, Inc.	128,149	2,459
Printing - 0.1%
Deluxe Corp.	117,607	2,587
R.R. Donnelley & Sons Co.	195,517	5,035
		7,622
Services - 0.2%
Cendant Corp. (a)	1,118,020	14,744
Convergys Corp. (a)	242,379	9,483
Dun & Bradstreet Corp.	256,521	8,465
Ecolab, Inc.	203,876	7,938
H&R Block, Inc.	156,203	5,604
National Service Industries, Inc.	64,407	1,284
		47,518
TOTAL SERVICES		104,843
TECHNOLOGY - 34.2%
Communications Equipment - 7.7%
3Com Corp.	67,529	1,123
ADC Telecommunications, Inc. (a)	994,637	40,718
Andrew Corp. (a)	132,926	3,938
Cabletron Systems, Inc. (a)	291,285	10,905
Cisco Systems, Inc. (a)	10,940,933	750,822
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Communications Equipment - continued
Comverse Technology, Inc. (a)	241,781	$ 22,229
Corning, Inc.	463,603	152,033
Lucent Technologies, Inc.	5,127,865	214,409
Nortel Networks Corp.	4,664,234	380,427
Tellabs, Inc. (a)	650,609	36,556
		1,613,160
Computer Services & Software - 8.5%
Adobe Systems, Inc.	190,104	24,714
America Online, Inc. (a)	3,612,768	211,799
Autodesk, Inc.	98,116	2,760
Automatic Data Processing, Inc.	987,494	58,879
BMC Software, Inc. (a)	387,269	10,456
Ceridian Corp. (a)	230,622	5,578
Citrix Systems, Inc. (a)	286,101	6,294
Computer Associates International, Inc.	934,451	29,669
Computer Sciences Corp. (a)	264,092	20,880
Compuware Corp. (a)	602,522	6,364
Electronic Data Systems Corp.	733,950	36,560
Equifax, Inc.	237,570	6,043
First Data Corp.	649,619	30,979
IMS Health, Inc.	470,992	8,890
Mercury Interactive Corp. (a)	111,649	13,642
Microsoft Corp. (a)	8,284,595	578,368
NCR Corp. (a)	155,025	6,259
Novell, Inc. (a)	527,013	6,456
Oracle Corp. (a)	4,472,683	406,735
Parametric Technology Corp. (a)	430,875	5,763
Paychex, Inc.	585,406	26,124
PeopleSoft, Inc. (a)	408,440	13,172
Sabre Holdings Corp. Class A	198,313	5,528
Sapient Corp. (a)	188,768	9,910
Siebel Systems, Inc. (a)	317,924	62,889
Unisys Corp. (a)	483,804	6,289
VERITAS Software Corp. (a)	620,722	74,836
Yahoo!, Inc. (a)	854,274	103,794
		1,779,630
Computers & Office Equipment - 8.1%
Adaptec, Inc. (a)	166,116	4,070
Apple Computer, Inc. (a)	514,569	31,357
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Computers & Office Equipment - continued
Compaq Computer Corp.	2,675,354	$ 91,129
Dell Computer Corp. (a)	4,052,141	176,775
EMC Corp. (a)	3,414,039	334,576
Gateway, Inc. (a)	505,680	34,437
Hewlett-Packard Co.	1,573,791	190,035
International Business Machines Corp.	2,794,384	368,859
Lexmark International Group, Inc. Class A (a)	204,037	13,836
Network Appliance, Inc. (a)	480,406	56,208
Palm, Inc.	818,433	36,011
Pitney Bowes, Inc.	409,145	14,959
Seagate Technology, Inc. (a)	344,938	20,481
Sun Microsystems, Inc. (a)	2,496,260	316,869
Xerox Corp.	1,055,246	16,950
		1,706,552
Electronic Instruments - 1.2%
Agilent Technologies, Inc.	716,955	43,241
Applied Materials, Inc. (a)	1,268,820	109,515
KLA-Tencor Corp. (a)	291,574	19,135
Novellus Systems, Inc. (a)	183,309	11,285
PE Corp. - Biosystems Group	330,707	32,533
PerkinElmer, Inc.	73,904	6,647
Tektronix, Inc.	73,081	5,568
Teradyne, Inc. (a)	275,224	17,838
Thermo Electron Corp. (a)	242,904	5,648
		251,410
Electronics - 8.5%
Advanced Micro Devices, Inc. (a)	475,336	17,885
Altera Corp. (a)	630,244	40,848
Analog Devices, Inc. (a)	557,088	55,987
Broadcom Corp. Class A (a)	337,772	84,443
Conexant Systems, Inc. (a)	343,190	12,762
Intel Corp.	10,536,504	788,921
JDS Uniphase Corp. (a)	1,456,140	181,267
Linear Technology Corp.	492,872	35,456
LSI Logic Corp. (a)	472,995	16,998
Maxim Integrated Products, Inc. (a)	447,783	39,265
Micron Technology, Inc. (a)	875,268	71,553
Molex, Inc.	317,191	16,752
Motorola, Inc.	3,393,780	122,388
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Electronics - continued
National Semiconductor Corp. (a)	282,564	$ 12,574
Sanmina Corp. (a)	205,263	24,221
Solectron Corp. (a)	947,637	42,940
Texas Instruments, Inc.	2,715,630	181,777
Xilinx, Inc. (a)	507,979	45,147
		1,791,184
Photographic Equipment - 0.2%
Eastman Kodak Co.	487,107	30,322
Polaroid Corp.	70,644	1,201
		31,523
TOTAL TECHNOLOGY		7,173,459
TRANSPORTATION - 0.5%
Air Transportation - 0.2%
AMR Corp.	235,382	7,723
Delta Air Lines, Inc.	192,625	9,535
Southwest Airlines Co.	780,400	17,657
US Airways Group, Inc. (a)	104,788	3,563
		38,478
Railroads - 0.2%
Burlington Northern Santa Fe Corp.	673,432	15,068
CSX Corp.	343,567	8,203
Norfolk Southern Corp.	602,424	9,676
Union Pacific Corp.	389,704	15,491
		48,438
Trucking & Freight - 0.1%
FedEx Corp. (a)	476,477	19,226
TOTAL TRANSPORTATION		106,142
UTILITIES - 9.1%
Cellular - 1.1%
ALLTEL Corp.	506,907	25,630
Nextel Communications, Inc. Class A (a)	1,177,180	65,260
QUALCOMM, Inc. (a)	1,172,559	70,207
Sprint Corp. - PCS Group Series 1 (a)	1,440,760	72,308
		233,405
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utility - 1.9%
AES Corp. (a)	677,404	$ 43,185
Ameren Corp.	204,801	8,282
American Electric Power Co., Inc.	514,748	18,145
Cinergy Corp.	245,511	7,212
CMS Energy Corp.	187,794	4,906
Consolidated Edison, Inc.	337,345	10,563
Constellation Energy Corp.	224,900	8,602
CP&L Energy, Inc.	231,584	8,569
Dominion Resources, Inc.	383,610	20,331
DTE Energy Co.	232,293	8,072
Duke Energy Corp.	584,882	43,756
Edison International	545,587	11,287
Entergy Corp.	366,007	11,140
FirstEnergy Corp.	339,676	8,407
Florida Progress Corp.	164,227	8,519
FPL Group, Inc.	288,533	15,400
GPU, Inc.	169,887	5,203
Niagara Mohawk Holdings, Inc. (a)	221,524	2,852
PECO Energy Co.	269,898	13,006
PG&E Corp.	622,641	18,018
Pinnacle West Capital Corp.	144,293	5,943
PPL Corp.	212,431	7,116
Public Service Enterprise Group, Inc.	352,975	12,795
Reliant Energy, Inc.	478,682	17,771
Southern Co.	1,032,331	30,905
TXU Corp.	419,776	14,666
Unicom Corp.	282,915	12,926
XCEL Energy, Inc.	465,661	11,671
		389,248
Gas - 0.9%
Columbia Energy Group	126,833	8,902
Eastern Enterprises Co.	42,646	2,697
El Paso Energy Corp.	363,699	21,185
Enron Corp.	1,139,760	96,737
KeySpan Corp.	195,500	6,733
NICOR, Inc.	73,065	2,694
ONEOK, Inc.	45,871	1,465
Peoples Energy Corp.	55,530	1,805
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Gas - continued
Sempra Energy	300,521	$ 5,860
Williams Companies, Inc.	687,963	31,689
		179,767
Telephone Services - 5.2%
AT&T Corp.	5,861,870	184,649
BellSouth Corp.	2,970,182	110,825
CenturyTel, Inc.	220,892	6,364
Global Crossing Ltd. (a)	1,343,240	40,381
Qwest Communications International, Inc. (a)	2,539,160	131,084
SBC Communications, Inc.	5,360,262	223,791
Sprint Corp. - FON Group	1,388,984	46,531
Verizon Communications	4,287,779	187,054
WorldCom, Inc. (a)	4,512,635	164,711
		1,095,390
TOTAL UTILITIES		1,897,810
TOTAL COMMON STOCKS (Cost $11,200,189)		20,928,496
U.S. Treasury Obligations - 0.2%
Moody's Ratings		Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 5.87% to 6.25% 9/28/00 to 11/16/00 (c) (Cost $45,876)	-	$ 46,395	45,876
Cash Equivalents - 4.8%
	Shares	Value (Note 1) (000s)
Bankers Trust Institutional Daily Asset Fund, 6.6883% (b) (Cost $1,008,523)	1,008,522,869	$ 1,008,523
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $12,254,588)		21,982,895
NET OTHER ASSETS - (4.9)%		(1,030,375)
NET ASSETS - 100%		$ 20,952,520
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/Loss (000s)
Purchased
64 S&P 500 Stock Index Contracts	Sept. 2000	$ 24,339	$ 1,225
The face value of futures purchased as a percentage of net assets - 0.1%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,119,000.
Income Tax Information

At August 31, 2000, the aggregate
cost of investment securities for income
tax purposes was $12,289,749,000.
Net unrealized appreciation aggregated $9,693,146,000, of which $10,678,819,000 related to appreciated investment securities and $985,673,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2000 (Unaudited)
Assets
Investment in securities, at value (cost $12,254,588) - See accompanying schedule		$ 21,982,895
Cash		1
Receivable for investments sold		1,589
Receivable for fund shares sold		27,869
Dividends receivable		26,534
Receivable for daily variation on futures contracts		536
Other receivables		201
Total assets		22,039,625
Liabilities
Payable for investments purchased	$ 42,418
Payable for fund shares redeemed	32,532
Accrued management fee	878
Other payables and accrued expenses	2,754
Collateral on securities loaned, at value	1,008,523
Total liabilities		1,087,105
Net Assets		$ 20,952,520
Net Assets consist of:
Paid in capital		$ 11,319,682
Undistributed net investment income		35,554
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(132,260)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,729,544
Net Assets, for 388,719 shares outstanding		$ 20,952,520
Net Asset Value, offering price and redemption price per share ($20,952,520 ÷ 388,719 shares)		$53.90

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2000 (Unaudited)
Investment Income Dividends		$ 117,274
Interest		4,965
Security lending		1,055
Total income		123,294
Expenses
Management fee and sub-advisory fee	$ 24,513
Transfer agent fees	13,822
Accounting fees	651
Non-interested trustees' compensation	45
Registration fees	307
Audit	78
Legal	47
Interest	5
Reports to shareholders	365
Miscellaneous	3
Total expenses before reductions	39,836
Expense reductions	(21,932)	17,904
Net investment income		105,390
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(49,089)
Futures contracts	3,431	(45,658)
Change in net unrealized appreciation (depreciation) on:
Investment securities	2,112,175
Assets and liabilities in foreign currencies	1
Futures contracts	1,272	2,113,448
Net gain (loss)		2,067,790
Net increase (decrease) in net assets resulting from operations		$ 2,173,180

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2000 (Unaudited)	Year ended February 29, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 105,390	$ 207,643
Net realized gain (loss)	(45,658)	488,795
Change in net unrealized appreciation (depreciation)	2,113,448	1,135,914
Net increase (decrease) in net assets resulting from operations	2,173,180	1,832,352
Distributions to shareholders From net investment income	(103,783)	(205,943)
From net realized gain	-	(119,245)
Total distributions	(103,783)	(325,188)
Share transactions Net proceeds from sales of shares	3,765,131	8,777,752
Reinvestment of distributions	102,435	320,772
Cost of shares redeemed	(3,620,918)	(7,734,901)
Net increase (decrease) in net assets resulting from share transactions	246,648	1,363,623
Total increase (decrease) in net assets	2,316,045	2,870,787
Net Assets
Beginning of period	18,636,475	15,765,688
End of period (including undistributed net investment income of $35,554 and $33,947, respectively)	$ 20,952,520	$ 18,636,475
Other Information Shares
Sold	72,996	182,069
Issued in reinvestment of distributions	2,026	6,689
Redeemed	(70,366)	(160,547)
Net increase (decrease)	4,656	28,211

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2000	Years ended February 28,
	(Unaudited)	2000 G	1999	1998	1997	1996 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.52	$ 44.30	$ 37.90	$ 28.85	$ 23.56	$ 18.02
Income from Invest- ment Operations
Net investment income	.27 D	.55 D	.53 D	.55 D	.51 D	.48
Net realized and unrealized gain (loss)	5.38	4.54	6.74	9.29	5.47	5.63
Total from investment operations	5.65	5.09	7.27	9.84	5.98	6.11
Less Distributions
From net investment income	(.27)	(.55)	(.53)	(.54)	(.49)	(.46)
From net realized gain	-	(.32)	(.34)	(.25)	(.20)	(.11)
Total distributions	(.27)	(.87)	(.87)	(.79)	(.69)	(.57)
Net asset value, end of period	$ 53.90	$ 48.52	$ 44.30	$ 37.90	$ 28.85	$ 23.56
Total Return B, C	11.68%	11.53%	19.50%	34.65%	25.87%	34.37%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 20,953	$ 18,636	$ 15,766	$ 11,177	$ 6,487	$ 4,113
Ratio of expenses to average net assets	.19% A, E	.19% E	.19% E	.20% E	.28% E	.28% E
Ratio of expenses to average net assets after expense reductions	.18% A, F	.18% F	.18% F	.19% F	.26% F	.25% F
Ratio of net invest- ment income to average net assets	1.03% A	1.14%	1.33%	1.66%	2.00%	2.34%
Portfolio turnover rate	9% A	8%	4%	2%	3%	1%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

G For the year ended February 29

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2000 (Unaudited)

1. Significant Accounting Policies.

Spartan U.S. Equity Index (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions, market discount, redemptions in kind and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,292,346,000 and $950,239,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $1,882,022,000 and $1,960,142,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a fee that is computed daily at an annual rate of .24% of the fund's average net assets.

Sub-Adviser and Security Lending Fees. FMR and the fund have entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee for providing investment management and custodial services to the fund. For these services, FMR pays Bankers Trust fees at an annual rate of 0.006% of the fund's average net assets.

Under a separate securities lending agreement with Bankers Trust, the fund receives at least 70% of net income from the securities lending program. Bankers Trust retains no more than 30% of net income under this agreement. For the period, Bankers Trust retained $126,000.

In March 1999, Bankers Trust announced that it had reached an agreement with the U.S. Attorney's Office to resolve an investigation concerning inappropriate transfers of unclaimed funds and related recordkeeping problems that occurred between 1994 and 1996. As a result of the plea, absent an order from the Securities and Exchange Commission (SEC), Bankers Trust would not have been able to provide investment advisory services of the funds. The SEC previously granted a temporary order to permit Bankers Trust and its affiliates to provide investment advisory services to registered investment companies. On July 10, 2000, the SEC granted Bankers Trust a permanent order.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Bankers Trust. The commissions paid to these affiliated firms were $63,000 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations,

letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $981,468,000. The fund received cash collateral of $1,008,523,000 which was invested in the Bankers Trust Institutional Daily Asset Fund.

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $7,315,000. The weighted average interest rate was 6.3%.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and sub-advisory fees paid by the fund associated with securities lending) above an annual rate of .19% of average net assets. For the period, the reimbursement reduced expenses by $20,442,000.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $36,000 and $1,454,000, respectively, under these arrangements.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Bankers Trust Company

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

* Independent trustees(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Custodian

Bankers Trust Company

New York, NY

UEI-SANN-1000	112811
1.536672.103